AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 15, 2000

                                                       REGISTRATION NOS. 2-93538
                                                                       811-04116
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               ------------------

                                   FORM N-1A
                             REGISTRATION STATEMENT
                                   UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.
                        POST-EFFECTIVE AMENDMENT NO. 52

                                     AND/OR
                             REGISTRATION STATEMENT
                                   UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 53

                        (CHECK APPROPRIATE BOX OR BOXES)

                               ------------------

                              PHOENIX-ZWEIG TRUST

               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               ------------------

             900 THIRD AVENUE, 31ST FLOOR, NEW YORK, NEW YORK 10022
           (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)        (ZIP CODE)

                     C/O ZWEIG/GLASER SHAREHOLDER SERVICES
                                 (800) 272-2700
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               ------------------

                               PAMELA S. SINOFSKY
                 ASSISTANT VICE PRESIDENT AND ASSISTANT COUNSEL
                       PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                          HARTFORD, CONNECTICUT 06115
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               ------------------


                 It is proposed that this filing will become effective (check appropriate box)
                 |X| immediately upon filing pursuant to paragraph (b)
                 [ ] on            pursuant to paragraph (b)
                 [ ] 60 days after filing pursuant to paragraph (a)(i)
                 [ ] on pursuant to paragraph (a)(i)
                 [ ] 75 days after filing pursuant to paragraph (a)(ii)
                 [ ] on            pursuant to paragraph (a)(ii) of Rule 485.
                 If appropriate, check the following box:
                 [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


================================================================================

                              PHOENIX-ZWEIG TRUST

                 Cross Reference Sheet Pursuant to Rule 495(a)

  This Registration Statement contains two prospectuses and two Statements of Additional Information. These are identified as Version A and Version B of each.

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------

1.     Front and Back Cover Pages...............................        Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance.....        Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table...........................        Fund Expenses

4.     Investment Objectives, Principal Investment Strategies,
       and Related Risks........................................        Investment Risk and Return Summary

5.     Management's Discussion of Fund Performance..............        Performance Tables
6.     Management, Organization, and Capital Structure..........        Management of the Fund
7.     Shareholder Information..................................        Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things to Know When Selling Shares; Account
                                                                        Policies; Investor Services; Tax Status of Distributions
8.     Distribution Arrangements................................        Sales Charges
9.     Financial Highlights Information.........................        Financial Highlights

                                     PART B
          INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Techniques and Risks; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Trust
14.    Control Persons and Principal Holders of Securities......        Management of the Trust
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements

                                     PART C
      INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED, IN PART C OF THIS REGISTRATION STATEMENT.

Phoenix Investment Partners

                                   Prospectus

                                                        December 15, 2000



 -------Zweig

        Phoenix-Zweig Appreciation Fund

        Phoenix-Zweig Foreign Equity Fund

        Phoenix-Zweig Government Cash Fund

        Phoenix-Zweig Government Fund

        Phoenix-Zweig Growth & Income Fund

        Phoenix-Zweig Managed Assets

        Phoenix-Zweig Strategy Fund





                                        Neither the Securities and Exchange
                                        Commission nor any state securities
                                        commission has approved or
                                        disapproved of these securities or
                                        determined if this prospectus is
                                        truthful or complete. Any representation to the contrary is a criminal offense.

                                        This prospectus contains important
                                        information that you should know
                                        before investing in Phoenix-Zweig
                                        Appreciation Fund, Phoenix-Zweig
                                        Foreign Equity Fund, Phoenix-Zweig
                                        Government Cash Fund, Phoenix-Zweig
                                        Government Fund, Phoenix-Zweig
                                        Growth & Income Fund, Phoenix-Zweig
                                        Managed Assets and Phoenix-Zweig
                                        Strategy Fund. Please read it carefully
                                        and retain it for future reference.

[logo] PHOENIX
       INVESTMENT PARTNERS

            TABLE OF CONTENTS
--------------------------------------------------------------------------------

            Phoenix-Zweig Trust
            Phoenix-Zweig Appreciation Fund
               Investment Risk and Return Summary..........................   2
               Fund Expenses...............................................   5
            Phoenix-Zweig Foreign Equity Fund
               Investment Risk and Return Summary..........................   7
               Fund Expenses...............................................  11
            Phoenix-Zweig Government Cash Fund
               Investment Risk and Return Summary..........................  13
               Fund Expenses...............................................  16
            Phoenix-Zweig Government Fund
               Investment Risk and Return Summary..........................  18
               Fund Expenses...............................................  21
            Phoenix-Zweig Growth & Income Fund
               Investment Risk and Return Summary..........................  23
               Fund Expenses...............................................  26
            Phoenix-Zweig Managed Assets
               Investment Risk and Return Summary..........................  28
               Fund Expenses...............................................  33
            Phoenix-Zweig Strategy Fund
               Investment Risk and Return Summary..........................  35
               Fund Expenses...............................................  38
            Additional Investment Techniques...............................  40
            Management of the Funds........................................  43
            Pricing of Fund Shares.........................................  45
            Sales Charges..................................................  46
            Your Account...................................................  49
            How to Buy Shares..............................................  50
            How to Sell Shares.............................................  50
            Things You Should Know When Selling Shares.....................  51
            Account Policies...............................................  53
            Investor Services..............................................  54
            Tax Status of Distributions....................................  55
            Financial Highlights...........................................  56
            Additional Information.........................................  71


[triangle] Phoenix-
           Zweig
           Trust

PHOENIX-ZWEIG TRUST
--------------------------------------------------------------------------------

THE TRUST

There are seven Phoenix-Zweig mutual funds. Together they make up the Phoenix-Zweig Trust (the "Trust").

THE FUNDS

The seven funds that make up the Trust are: Phoenix-Zweig Appreciation Fund (the "Appreciation Fund"), Phoenix-Zweig Foreign Equity Fund (the "Foreign Equity Fund"), Phoenix-Zweig Government Cash Fund (the "Government Cash Fund"), Phoenix-Zweig Government Fund (the "Government Fund"), Phoenix-Zweig Growth & Income Fund (the "Growth & Income Fund"), Phoenix-Zweig Managed Assets ("Managed Assets Fund") and Phoenix-Zweig Strategy Fund (the "Strategy Fund"), each a "fund" and together, the "funds." Each fund has its own investment policies designed to help you achieve your goals.

                                                           Phoenix-Zweig Trust 1

PHOENIX-ZWEIG APPRECIATION FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Appreciation Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

         o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

         o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

         o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

         As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> The fund invests primarily in common stocks of companies with smaller capitalizations (generally less than $1 billion) with both value or growth characteristics.

> Up to 700 small company stocks are selected for fund investment primarily from the 2,000 stocks immediately following the 1,000 largest stocks based on market capitalization or trading volume. Generally, these 2,000 stocks have market capitalizations ranging from $262 million to $1.5 billion or an average trading volume of approximately $3.3 million.

2 Phoenix-Zweig Appreciation Fund

> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum.


> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment

                                               Phoenix-Zweig Appreciation Fund 3
returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Appreciation Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1992                 9.5
    1993                14.7
    1994                -1.8
    1995                24.0
    1996                15.4
    1997                23.8
    1998                -1.0
    1999                -1.8

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 15.02% (quarter ending December 31, 1998) and the lowest return for a quarter was -20.56% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 2.42%.

-----------------------------------------------------------------------------------------------------------------
                                                                              Life of the Fund(2)
   Average Annual Total Returns               One         Five      -----------------------------------------
   (for the periods ending 12/31/99)(1)      Year         Years     Class A    Class B    Class C     Class I
-----------------------------------------------------------------------------------------------------------------
   Class A Shares(3)                        -7.44%       10.18%       9.60%       --         --          --
-----------------------------------------------------------------------------------------------------------------
   Class B Shares                           -5.40%         --          --        7.01%       --          --
-----------------------------------------------------------------------------------------------------------------
   Class C Shares                           -2.49%       10.73%        --         --        8.48%        --
-----------------------------------------------------------------------------------------------------------------
   Class I Shares                           -1.45%         --          --         --         --         8.44%
-----------------------------------------------------------------------------------------------------------------
   Russell 2000 Index(4)                    21.26%       16.69%      15.28%     13.49%      13.67%     14.82%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A Shares since October 7, 1991, Class B shares since April 8, 1996, Class C Shares since February 4, 1992 and Class I Shares since November 1, 1996.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The Russell 2000 Index is an unmanaged, commonly used measure of small-cap stock total return performance. The Index's performance does not reflect sales charges.

4 Phoenix-Zweig Appreciation Fund

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None         None

Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)       None
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested             None          None          None         None
Dividends

Redemption Fee                                                None          None          None         None

Exchange Fee                                                  None          None          None         None
                                                         --------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                              1.00%         1.00%         1.00%         1.00%

Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         1.00%         None

Other Expenses                                               0.28%         0.28%         0.28%         0.28%
                                                             ----          ----          ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.58%         2.28%         2.28%         1.28%
                                                             ====          ====          ====          ====
-------------------------



(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               Phoenix-Zweig Appreciation Fund 5

--------------------------------------------------------------------------------
   CLASS             1 YEAR            3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class A            $726             $1,045            $1,386          $2,345
--------------------------------------------------------------------------------
   Class B            $631             $1,012            $1,320          $2,358
--------------------------------------------------------------------------------
   Class C            $356              $712             $1,220          $2,615
--------------------------------------------------------------------------------
   Class I            $130              $406              $702           $1,545
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS              1 YEAR          3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B             $231            $712            $1,220           $2,358
--------------------------------------------------------------------------------
   Class C             $231            $712            $1,220           $2,615
--------------------------------------------------------------------------------

6 Phoenix-Zweig Appreciation Fund

PHOENIX-ZWEIG FOREIGN EQUITY FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Foreign Equity Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

         o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

         o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

         o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

         As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> Under normal circumstances, the fund invests at least 65% of its assets in foreign equity securities, primarily common stocks of all capitalizations with both value or growth characteristics.

> Securities are currently selected from approximately 22 countries, although the subadviser may alter asset and/or geographic allocations when market capitalizations or economic growth indicators change.

                                             Phoenix-Zweig Foreign Equity Fund 7

> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum. Within a country, the adviser attempts to selects stocks that, in the aggregate, are expected to perform similarly to the major stock market indices of a particular country.


> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. In addition, the percentage of investments in foreign equity securities may fall below 65% if the adviser believes this to be an appropriate response to the strategic indicators. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATING TO PRINCIPAL INVESTMENT STRATEGIES


If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

FOREIGN INVESTING

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, such as:

         o  less publicly available information about foreign countries;

         o  political and economic instability within countries;

         o differences in financial reporting standards and transaction settlement systems;

8 Phoenix-Zweig Foreign Equity Fund

         o  the possibility of expropriation or confiscatory taxation; and

         o  changes in investment or exchange regulations.

Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rates. Exchange rate fluctuations can cause the value of your shares to decrease or increase. Generally, when the value of the U.S. dollar increases against the foreign currency in which an investment is denominated, the security tends to decrease in value which, in turn, may cause the value of your shares to decrease.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

                                             Phoenix-Zweig Foreign Equity Fund 9

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Foreign Equity Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1998                 9.1
    1999                23.0

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than that shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 13.71% (quarter ending December 31, 1999) and the lowest return for a quarter was -13.27% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was -7.20%.

----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                                   One                Life of the Fund(2)
   (for the periods ending 12/31/99)(1)                           Year
----------------------------------------------------------------------------------------------------------------
   Class A Shares(3)                                             15.91%                    12.39%
----------------------------------------------------------------------------------------------------------------
   Class B Shares                                                18.06%                    13.56%
----------------------------------------------------------------------------------------------------------------
   Class C Shares                                                21.85%                    14.65%
----------------------------------------------------------------------------------------------------------------
   Morgan Stanley World (excluding U.S.) Index(4)                28.27%                    23.05%(5)
----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A, Class B and Class C Shares since November 21, 1997.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The Morgan Stanley World (excluding U.S.) Index is an unmanaged, commonly used measure of foreign stock total return performance. The Index's performance does not reflect sales charges.

(5) Index performance since November 28, 1997.

10 Phoenix-Zweig Foreign Equity Fund

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                                     CLASS A        CLASS B       CLASS C
                                                                     SHARES         SHARES        SHARES
                                                                     ------         ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                         5.75%           None          None

Maximum Deferred Sales Charge (load) (as a percentage of the         None(a)         5%(b)        1.25%(c)
lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested Dividends           None            None          None

Redemption Fee                                                        None            None          None

Exchange Fee                                                          None            None          None
                                                                ----------------------------------------------

                                                                     CLASS A        CLASS B       CLASS C
                                                                     SHARES         SHARES        SHARES
                                                                     ------         ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM
FUND ASSETS)

Management Fees                                                       1.00%          1.00%         1.00%

Distribution and Service (12b-1) Fees(d)                              0.30%          1.00%         1.00%

Other Expenses                                                        1.86%          1.86%         1.86%
                                                                      ----           ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES                                  3.16%          3.86%         3.86%
                                                                      ====           ====          ====
-------------------------



(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            Phoenix-Zweig Foreign Equity Fund 11

--------------------------------------------------------------------------------
   CLASS              1 YEAR           3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class A             $876            $1,493           $2,134            $3,842
--------------------------------------------------------------------------------
   Class B             $788            $1,478           $2,086            $3,867
--------------------------------------------------------------------------------
   Class C             $513            $1,178           $1,986            $4,087
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS              1 YEAR           3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class B             $388            $1,178            $1,986          $3,867
--------------------------------------------------------------------------------
   Class C             $388            $1,178            $1,986          $4,087
--------------------------------------------------------------------------------


12 Phoenix-Zweig Foreign Equity Fund

PHOENIX-ZWEIG GOVERNMENT CASH FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

THIS PROSPECTUS DESCRIBES CLASS A, CLASS B, CLASS C AND CLASS I OF PHOENIX-ZWEIG GOVERNMENT CASH FUND. Refer to the Phoenix-Zweig Trust's Phoenix-Zweig Government Cash Fund Class M Prospectus for information on Class M Shares.

INVESTMENT OBJECTIVE

Phoenix-Zweig Government Cash Fund has an investment objective of seeking high current income consistent with maintaining liquidity and preserving capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
>        The fund seeks to maintain a stable $1.00 per share price.

>        The fund invests exclusively in the following instruments:

         o short-term securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities; and

         o  repurchase agreements collateralized by such securities.

         U.S. Government securities are considered to be of the highest credit quality, yet the primary consideration in choosing among these securities is managing risk related to changes in interest rate levels.

> Money market instruments selected for investment have remaining maturities of less than 397 days and have an average weighted portfolio maturity of not greater than 90 days.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


GENERAL

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Neither the fund nor the adviser can assure you that a particular yield, return or level of income will be achieved. Changing market conditions, the relatively short maturities of fund investments and substantial redemptions may all negatively affect the fund.

                                           Phoenix-Zweig Government Cash Fund 13

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. A security's short-term investment rating may decline, increasing the chances that the issuer will be unable to make such payments when due. This may reduce the fund's stream of income and decrease the fund's yield.

INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS


The fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Default or insolvency of the other party presents risk to the fund.


U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will remain at $1.00 or that the fund will realize a particular yield.

14 Phoenix-Zweig Government Cash Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Government Cash Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows the fund's average annual returns for one year, five years and over the life of the fund. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1995                5.1
    1996                4.8
    1997                5.0
    1998                4.9
    1999                4.5

(1) During the period shown in the chart above, the highest return for a quarter was 1.28% (quarter ending June 30, 1995) and the lowest return for a quarter was 1.05% (quarter ending June 30, 1999). Year-to-date performance through September 30, 2000 was 4.16%.

----------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns                    One Year              Five Years       Life of the Fund(2)
   (for the periods ending 12/31/99) (1)
----------------------------------------------------------------------------------------------------------------
   Class A Shares                                    4.52%                 4.86%                 4.74%
----------------------------------------------------------------------------------------------------------------
   Class B Shares                                   -0.20%                  N/A                  3.36%
----------------------------------------------------------------------------------------------------------------
   Class C Shares                                    4.52%                 4.86%                 4.74%
----------------------------------------------------------------------------------------------------------------
   Class I Shares                                    4.83%                  N/A                  5.11%
----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect a full redemption in the fund's Class B and Class C Shares.


(2) Class A and Class C Shares since May 1, 1994, Class B Shares since April 8, 1996, and Class I Shares since November 1, 1996. Class M Shares are covered in a separate prospectus.


The fund's 7-day yield on December 31, 1999 was 5.06% for Class A Shares, 4.36% for Class B Shares, 5.06% for Class C Shares and 5.36% for Class I Shares.

                                           Phoenix-Zweig Government Cash Fund 15

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 None          None          None          None

Maximum Deferred Sales Charge (load) (as a percentage of      None         5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested             None          None          None          None
Dividends

Redemption Fee                                                None          None          None          None

Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------



                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.50%         0.50%         0.50%         0.50%

Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         0.30%          None

Other Expenses                                               0.29%         1.01%         0.55%         0.17%
                                                             ----          ----          ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                      1.09%         2.51%         1.35%         0.67%
                                                             ====          ====          ====          ====
--------------------------

(a) The adviser has voluntarily undertaken to limit expenses (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2001 to 0.35% of the fund's average net assets. Total Annual Fund Operating Expenses after expense reimbursement (if applicable) are 0.65% for Class A Shares, 1.35% for Class B Shares, 0.65% for Class C Shares, and 0.35% for Class I Shares.

(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

16 Phoenix-Zweig Government Cash Fund

--------------------------------------------------------------------------------
   CLASS              1 YEAR           3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class A             $111             $347             $601           $1,329
--------------------------------------------------------------------------------
   Class B             $654            $1,082           $1,435          $2,329
--------------------------------------------------------------------------------
   Class C             $262             $428             $739           $1,624
--------------------------------------------------------------------------------
   Class I             $68              $214             $373            $835
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS              1 YEAR           3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class B             $254             $782            $1,335          $2,329
--------------------------------------------------------------------------------
   Class C             $137             $428             $739           $1,624
--------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's manager. Refer to the section "Management of the Funds" for information about expense reimbursement.

                                           Phoenix-Zweig Government Cash Fund 17

PHOENIX-ZWEIG GOVERNMENT FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Government Fund has an investment objective to achieve a high total return from current income and capital appreciation consistent with preserving capital over the long term. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES


> Under normal circumstances, the fund invests at least 65% of its total assets in U.S. Government securities of all maturities and debt securities issued, collateralized or guaranteed by the U.S. Treasury or a U.S. Government agency or instrumentality. U.S. Government securities are considered to be of the highest credit quality.


> The primary consideration in selecting U.S. Government securities is managing risk related to changes in interest rate levels. One key factor used by the adviser to measure risk is duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity, the greater the duration and therefore the greater effect interest rate changes have on the price of the security.

> The fund alters its mix of short-, medium- and long-term holdings based on market outlook to attempt to minimize interest rate risk.


> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of your shares and the level of income you receive are subject to risks associated with the types of securities selected for fund investment. Neither the fund nor the adviser can assure you that a particular level of income will consistently be achieved or that the value of the fund's investments that supports your share value will increase. If the value of fund investments decreases, your share value will decrease.

18 Phoenix-Zweig Government Fund

CREDIT RISK


Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating, the greater the chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.


INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES

Fixed-income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

U.S. GOVERNMENT OBLIGATIONS

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

                                                Phoenix-Zweig Government Fund 19

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Government Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1990                 6.1
    1991                14.4
    1992                 4.5
    1993                10.4
    1994                -2.8
    1995                13.8
    1996                -0.4
    1997                 8.4
    1998                 8.9
    1999                -2.6

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 6.60% (quarter ending September 30, 1998) and the lowest return for a quarter was -3.87% (quarter ending March 31, 1996). Year-to-date performance through September 30, 2000 was 4.61%.

---------------------------------------------------------------------------------------------------------------
                                                                                 Life of the Fund(2)
  Average Annual Total Returns             One       Five       Ten     ------------------------------------
  (for the periods ending 12/31/99)(1)    Year      Years      Years    Class A   Class B   Class C  Class I
---------------------------------------------------------------------------------------------------------------
  Class A Shares(3)                      -7.21%     4.43%      5.38%      --        --        --       --
---------------------------------------------------------------------------------------------------------------
  Class B Shares                         -6.95%      --         --        --      3.64%      --       --
---------------------------------------------------------------------------------------------------------------
  Class C Shares                         -3.09%     4.95%       --        --        --      4.63%     --
---------------------------------------------------------------------------------------------------------------
  Class I Shares                         -2.31%      --         --        --        --        --      4.80%
---------------------------------------------------------------------------------------------------------------
  Lehman Brothers                        -2.24%     7.43%      7.48%      --      6.16%(5)  6.68%(6)  4.61%(7)
  Government Bond Index(4)
---------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class B Shares since April 8, 1996, Class C Shares since February 4, 1992, and Class I Shares since July 14, 1997.

(3) Phoenix/Zweig Advisers LLC assumed responsibility for managing the fund on September 1, 1989.

(4) The Lehman Brothers Government Bond Index is an unmanaged, commonly used measure of government bond market total return performance. The Index's performance does not reflect sales charges.

(5) Index performance since April 30, 1996.

(6) Index performance since February 29, 1992.

(7) Index performance since July 31, 1997.

20 Phoenix-Zweig Government Fund

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                4.75%          None          None          None

Maximum Deferred Sales Charge (load) (as a percentage of     None(a)       5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                    None           None          None

Redemption Fee                                               None           None          None          None

Exchange Fee                                                 None           None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.60%         0.60%         0.60%         0.60%

Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         0.75%          None

Other Expenses                                               0.45%         0.45%         0.45%         0.45%
                                                             ----          ----          ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.35%         2.05%         1.80%         1.05%
                                                             ====          ====          ====          ====
-------------------------



(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                Phoenix-Zweig Government Fund 21

--------------------------------------------------------------------------------
   CLASS                1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class A               $606           $882            $1,179          $2,022
--------------------------------------------------------------------------------
   Class B               $608           $943            $1,203          $2,116
--------------------------------------------------------------------------------
   Class C               $308           $566             $975           $2,116
--------------------------------------------------------------------------------
   Class I               $107           $334             $579           $1,283
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS                1 YEAR         3 YEARS         5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class B               $208           $643            $1,103          $2,116
--------------------------------------------------------------------------------
   Class C               $183           $566             $975           $2,116
--------------------------------------------------------------------------------

22 Phoenix-Zweig Government Fund

PHOENIX-ZWEIG GROWTH & INCOME FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE


Phoenix-Zweig Growth & Income Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) and, to a lesser extent, providing income (dividends) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objectives.


PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

         o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

         o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

         o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

         As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> The fund invests in up to 300 stocks divided approximately equally between those chosen for their:

         o Growth characteristics, which include positive earnings momentum and above-average earnings; and

         o Income characteristics, which include above-average dividend yields and favorable dividend growth.

                                           Phoenix-Zweig Growth & Income Fund 23

Stocks selected for fund investment may be of any capitalization.

> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum.


> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative

24 Phoenix-Zweig Growth & Income Fund
effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Growth & Income Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1997                23.1
    1998                -1.6
    1999                 1.1

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 13.47% (quarter ending December 31, 1998) and the lowest return for a quarter was -18.54% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 9.43%.

--------------------------------------------------------------------------------
   Average Annual Total Returns                One Year      Life of the Fund(2)
   (for the periods ending 12/31/99)(1)
--------------------------------------------------------------------------------
   Class A Shares(3)                            -4.72%              4.90%
--------------------------------------------------------------------------------
   Class B Shares                               -3.21%              5.33%
--------------------------------------------------------------------------------
   Class C Shares                                0.45%              6.19%
--------------------------------------------------------------------------------
   Class I Shares                                1.46%              7.25%
--------------------------------------------------------------------------------
   S&P 500 Composite Stock Price Index(4)       21.14%             25.96%
--------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A, Class B, Class C and Class I Shares since November 26, 1996.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.

                                           Phoenix-Zweig Growth & Income Fund 25

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None          None

Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                     None          None          None

Redemption Fee                                                None          None          None          None

Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                              0.75%         0.75%         0.75%         0.75%

Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         1.00%          None

Other Expenses                                               0.75%         0.75%         0.75%         0.75%
                                                             ----          ----          ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.80%         2.50%         2.50%         1.50%
                                                             ====          ====          ====          ====
-------------------------


(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

26 Phoenix-Zweig Growth & Income Fund

--------------------------------------------------------------------------------
   CLASS               1 YEAR          3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class A              $747           $1,109           $1,494           $2,569
--------------------------------------------------------------------------------
   Class B              $653           $1,079           $1,431           $2,584
--------------------------------------------------------------------------------
   Class C              $378            $779            $1,331           $2,836
--------------------------------------------------------------------------------
   Class I              $153            $474             $818            $1,791
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS               1 YEAR          3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B              $253            $779            $1,331           $2,584
--------------------------------------------------------------------------------
   Class C              $253            $779            $1,331           $2,836
--------------------------------------------------------------------------------

                                           Phoenix-Zweig Growth & Income Fund 27

PHOENIX-ZWEIG MANAGED ASSETS
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Managed Assets has an investment objective of increasing your investment from capital appreciation, dividends and interest consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective. The fund's objective may be changed without shareholder approval.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

         o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

         o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

         o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

         As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

>        The fund allocates its assets among domestic and foreign:


         o  stocks,

         o  bonds,

         o  short-term instruments,

28 Phoenix-Zweig Managed Assets

         o  currencies, and

         o  currency-related investments.

> Stocks are selected using quantitative analysis of growth indicators such as earnings, sales and cash flow; value indicators such as price to earnings and miscellaneous indicators such as price momentum. Stocks maybe of any capitalization and may be either foreign or U.S. Generally, up to 200 U.S. stocks are selected from among 750 stocks that the adviser believes to be comparable in market capitalization and liquidity to stocks in the Standard & Poor's 500 Composite Stock Price Index (S&P 500).


         As of September 30, 2000 the capitalization range for the S&P 500 was approximately $146 million to $571 billion. The adviser attempts to select foreign stocks that, in the aggregate, are expected to perform similarly to the major stock market indices of a particular country.

> The fund may invest in foreign and domestic bonds of any maturity which are rated at the time of investment "A" or higher by Moody's Investors Service, Inc. or Standard & Poor's Corporation, or if unrated, are judged to be of comparable quality by the adviser. The primary consideration in selecting bonds is managing risk related to changes in interest rate levels. One key factor used by the adviser to measure risk is duration. Duration measures the interest rate sensitivity of a fixed income security by assessing and weighting the present value of the security's payment pattern. Generally, the longer the maturity, the greater the duration and therefore the greater effect interest rate changes have on the price of the security. The fund also alters its mix of short-, medium- and long-term holdings based on market outlook to attempt to minimize interest rate risk. The fund may continue to hold securities whose credit quality falls below investment grade.

> Forward currency exchange contracts, options and futures related to foreign currencies, and securities indexed to foreign currencies may be included in the fund's portfolio to take advantage of currency fluctuations. Currency exchange contracts are agreements to exchange one currency for another at a set rate on a future date. They may be used to lock in an exchange rate for purchases of securities denominated in foreign currencies.

> The fund may invest in foreign securities that are not publicly traded in the United States. Since foreign countries may offer potentially more growth than the U.S. as new markets or industries open, the fund may attempt to cash in on such growth.


> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures.

                                                 Phoenix-Zweig Managed Assets 29

Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease. Likewise, if interest rates rise, generally the value of fixed income investments will fall, which will also result in the decrease of share values.

In addition, if the adviser misjudges the return potential of securities, or the ability of issuers to make scheduled principal and interest payments, the fund's returns may be lower than prevailing returns and the fund's income available for distribution may be less than other funds of this type.

CREDIT RISK


Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. Generally, the lower a security's credit rating, the greater the chance that the issuer will be unable to make such payments when due. Credit risk is determined at the date of investment. If after the date of purchase the rating declines, the fund is not obligated to sell the security.


FOREIGN INVESTING

Investing in securities of non-U.S. companies involves special risks and considerations not typically associated with investing in U.S. companies, such as:

         o  less publicly available information about foreign countries;

         o  political and economic instability within countries;

         o differences in financial reporting standards and transaction settlement systems;

         o  the possibility of expropriation or confiscatory taxation; and

         o  changes in investment or exchange regulations.

30 Phoenix-Zweig Managed Assets

Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rates. Exchange rate fluctuations can cause the value of your shares to decrease or increase. Generally, when the value of the U.S. dollar increases against the foreign currency in which an investment is denominated, the security tends to decrease in value which, in turn, may cause the value of your shares to decrease.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND FUTURES

Currency exchange contracts involve the risk that currency movements will be inaccurately predicted, in which case the fund's return would be adversely affected. In addition, some futures and forward exchange currency contracts are customized financial contracts between two parties which subject them to the additional risk that the counterparty will not meet its obligations. They also may be less liquid and more difficult to value than standardized contracts traded on a regulated exchange.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall. Because the fund may hold securities with longer maturities, the net asset value of the fund may experience greater price fluctuations in response to changes in interest rates than funds that hold only securities with short-term maturities. Prices of longer-term securities are affected more by interest rate changes than prices of shorter-term securities.

LONG-TERM MATURITIES

Fixed-income securities with longer maturities may be subject to greater price fluctuations due to interest rate, tax law and general market changes.

SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

                                                 Phoenix-Zweig Managed Assets 31

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in Phoenix-Zweig Managed Assets. The bar chart shows changes in the fund's Class A Shares performance from year to year over the life of the fund.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1994                -2.9
    1995                16.3
    1996                 9.8
    1997                15.5
    1998                14.9
    1999                 8.8

1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 9.59% (quarter ending March 31, 1998) and the lowest return for a quarter was -4.17% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 0.98%.

------------------------------------------------------------------------------------------------------------------
                                                                                   Life of the Fund(2)
   Average Annual Total Returns                    One        Five      ---------------------------------------
   (for the periods ending 12/31/99)(1)            Year       Years     Class A    Class B   Class C    Class I
------------------------------------------------------------------------------------------------------------------
   Class A Shares(3)                              2.55%      11.67%     9.65%       --        --         --
------------------------------------------------------------------------------------------------------------------
   Class B Shares                                 4.06%        --        --       11.71%      --         --
------------------------------------------------------------------------------------------------------------------
   Class C Shares                                 8.01%      12.19%      --         --       9.81%       --
------------------------------------------------------------------------------------------------------------------
   Class I Shares                                 9.08%        --        --         --        --        13.94%
------------------------------------------------------------------------------------------------------------------
   MSCI World Index(4)                           25.34%      20.25%    18.43%     19.83%    18.43%      20.75%
------------------------------------------------------------------------------------------------------------------
   Salomon World Government Bond                  1.32%       9.81%     7.78%      8.49%     7.78%       7.26%
   Index-U.S. Dollar Currency Hedged(5)
------------------------------------------------------------------------------------------------------------------
   Balanced Benchmark(6)                         14.26%      11.90%    11.63%     11.21%    11.63%      14.17%(7)
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class A and Class C Shares since February 8, 1993, Class B Shares since April 8, 1996, and Class I Shares from November 1, 1996.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.


(4) Morgan Stanley Capital International World Index is a market capitalization weighted index composed of companies representative of the market structure of 21 developed market countries in North America, Europe, and the Asia/Pacific region. The Index is calculated in U.S. dollars with dividends reinvested.


(5) Salomon World Government Bond Index- U.S. Dollar Currency Hedged is a market capitalization weighted index consisting of the government bond markets of 18 developed nations. The Index is hedged into U.S. dollars to eliminate the impact of currency exchange rate fluctuations.

(6) The Balanced Benchmark is a composite index made up of 50% of the Morgan Stanley Capital International (MSCI) World Index and 50% of the Salomon Currency Hedged World Government Bond Index. The index's performance does not reflect sales charges.

(7) Benchmark performance since November 30, 1996.

32 Phoenix-Zweig Managed Assets

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None          None

Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                     None          None          None

Redemption Fee                                                None          None          None          None

Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                              1.00%         1.00%         1.00%         1.00%

Distribution and Service (12b-1) Fees(d)                     0.30%         1.00%         1.00%          None

Other Expenses                                               0.21%         0.21%         0.21%         0.21%
                                                             ----          ----          ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES                         1.51%         2.21%         2.21%         1.21%
                                                             ====          ====          ====          ====
-------------------------


(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                 Phoenix-Zweig Managed Assets 33

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
   Class A            $720            $1,025           $1,351         $2,273
--------------------------------------------------------------------------------
   Class B            $624             $991            $1,285         $2,285
--------------------------------------------------------------------------------
   Class C            $349             $691            $1,185         $2,544
--------------------------------------------------------------------------------
   Class I            $123             $384             $665          $1,466
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
   Class B            $224             $691            $1,185         $2,285
--------------------------------------------------------------------------------

   Class C            $224             $691            $1,185         $2,544

--------------------------------------------------------------------------------

34 Phoenix-Zweig Managed Assets

PHOENIX-ZWEIG STRATEGY FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Strategy Fund has an investment objective of increasing the value of your investment over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

> The adviser manages the fund's investment program, including security selection, and maintains the general operation of the fund. The subadviser determines asset allocations for the fund based on fundamental and technical indicators that measure the risk and reward characteristics of the stock and bond markets. The three main groups of indicators are:

         o Monetary indicators, including the trend of interest rates, Federal Reserve policy, commodity prices, and economic activity;

         o Sentiment indicators, including mutual funds' cash-to-assets ratio, foreign buying and selling, and volume of initial and secondary public offerings; and

         o Momentum indicators, including new highs and lows, up-volume-to-down-volume, and divergences between large- and small-company stocks.

         As the indicators point to increasing levels of market risk, the fund may gradually reduce its market exposure. The fund may not be fully invested throughout bull and bear markets, but, instead, some profits may be left "on the table" as a strategy to limit losses. As a result, the fund may not keep pace with all-equity benchmarks or fully-invested stock funds during bull markets. While the fund attempts to limit losses, it is not possible to eliminate risk entirely.

> Generally, emphasis is placed primarily on the subadviser's tactical asset allocation strategy; security selection is secondary.

> The fund invests primarily in common stocks of companies with large capitalizations (generally over $1 billion) with both value or growth characteristics.

> Stocks are selected using quantitative analysis of growth indicators, such as earnings, sales and cash flow; value indicators, such as price to earnings; and miscellaneous indicators, such as price momentum.

                                                  Phoenix-Zweig Strategy Fund 35

> Generally, up to 300 stocks are selected from the 1,000 most liquid stocks that the adviser considers to be comparable to the stocks included in the S&P 500.


> The fund's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gain distributions, resulting in greater tax liability to you.


Temporary Defensive Strategy: When declines in the indices occur, or when attempting to reduce fluctuations in net asset value, the adviser may reduce market exposure by gradually selling securities and buying money market instruments or by selling stock index or Treasury futures. Money market instruments may include commercial paper, short-term corporate obligations, bank deposits (including time deposits with a maturity of less than one year) and other financial institution obligations. When this happens, the fund may not achieve its investment objective.

Please refer to "Additional Investment Techniques" for other investment techniques of the fund.


RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.

36 Phoenix-Zweig Strategy Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Strategy Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year over a 10-year period.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

[GRAPHIC OMITTED]

CALENDAR YEAR     ANNUAL RETURN (%)
    1990                -2.2
    1991                23.4
    1992                 7.6
    1993                15.0
    1994                 1.1
    1995                25.1
    1996                13.0
    1997                18.1
    1998                -1.9
    1999                 2.6

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the 10-year period shown in the chart above, the highest return for a quarter was 13.13% (quarter ending December 31, 1998) and the lowest return for a quarter was -19.92% (quarter ending September 30, 1998). Year-to-date performance through September 30, 2000 was 1.56%.

-------------------------------------------------------------------------------------------------------------------
                                                                                   Life of the Fund(2)
 Average Annual Total Returns               One       Five       Ten     ---------------------------------------
 (for the periods ending 12/31/99)(1)      Year      Years      Years    Class A    Class B   Class C    Class I
-------------------------------------------------------------------------------------------------------------------
 Class A Shares(3)                        -3.27%     9.64%      9.12%      --         --        --         --
-------------------------------------------------------------------------------------------------------------------
 Class B Shares                           -1.13%      --         --        --        5.79%      --         --
-------------------------------------------------------------------------------------------------------------------
 Class C Shares                           -1.94%    10.17%       --        --         --       8.67%       --
-------------------------------------------------------------------------------------------------------------------
 Class I Shares                           -2.96%      --         --        --         --        --        7.80%
-------------------------------------------------------------------------------------------------------------------
 S&P 500 Composite                        21.14%    28.66%     18.25%      --       26.92%    20.25%     28.26%
 Stock Price Index(4)
-------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B and Class C Shares.

(2) Class B Shares since April 8, 1996, Class C Shares since February 4, 1992, and Class I Shares since November 1, 1996.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The S&P 500 Composite Stock Price Index is an unmanaged, commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.

                                                  Phoenix-Zweig Strategy Fund 37

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                             CLASS A       CLASS B       CLASS C      CLASS I
                                                             SHARES        SHARES        SHARES        SHARES
                                                             ------        ------        ------        ------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                5.75%          None          None          None

Maximum Deferred Sales Charge (load) (as a percentage of    None(a)        5%(b)        1.25%(c)        None
the lesser of the value redeemed or the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested                                                       None
Dividends                                                     None          None          None

Redemption Fee                                                None          None          None          None

Exchange Fee                                                  None          None          None          None
                                                         ---------------------------------------------------------

                                                            CLASS A       CLASS B       CLASS C       CLASS I
                                                            SHARES        SHARES        SHARES        SHARES
                                                            ------        ------        ------        ------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.75%        0.75%         0.75%         0.75%

Distribution and Service (12b-1) Fees(d)                      0.30%        1.00%         1.00%          None

Other Expenses                                                0.23%        0.23%         0.23%         0.23%
                                                              ----         ----          ----          ----
TOTAL ANNUAL FUND OPERATING EXPENSES                          1.28%        1.98%         1.98%         0.98%
                                                              ====         ====          ====          ====
-------------------------


(a) A 1% CDSC is imposed on redemptions within 12 months of purchases of $1 million or more originally purchased without an initial sales charge as described under "Class A Shares--Reduced Initial Sales Charges" in the Statement of Additional Information.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

38 Phoenix-Zweig Strategy Fund

--------------------------------------------------------------------------------
   CLASS              1 YEAR          3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
   Class A             $698            $958            $1,237         $2,031
--------------------------------------------------------------------------------
   Class B             $601            $921            $1,168         $2,041
--------------------------------------------------------------------------------
   Class C             $326            $621            $1,068         $2,306
--------------------------------------------------------------------------------
   Class I             $100            $312             $542          $1,201
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS         5 YEARS        10 YEARS
--------------------------------------------------------------------------------
   Class B            $201             $621            $1,068         $2,041
--------------------------------------------------------------------------------
   Class C            $201             $621            $1,068         $2,306
--------------------------------------------------------------------------------

                                                  Phoenix-Zweig Strategy Fund 39

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------

ADDITIONAL INVESTMENT TECHNIQUES

In addition to the Principal Investment Strategies and Risks, the Phoenix-Zweig Appreciation Fund ("Appreciation Fund"), Phoenix-Zweig Foreign Equity Fund ("Foreign Fund"), Phoenix-Zweig Government Cash Fund ("Cash Fund"), Phoenix-Zweig Government Fund ("Government Fund"), Phoenix-Zweig Growth & Income Fund ("Growth & Income Fund"), Phoenix-Zweig Managed Assets ("Managed Assets Fund") and Phoenix-Zweig Strategy Fund ("Strategy Fund") may engage in the following non-principal investment techniques as indicated:

BORROWING


Each fund, except the Cash Fund, may obtain fixed interest rate loans and invest the loan proceeds in other assets. If the securities purchased with such borrowed money decrease in value or do not increase enough to cover interest and other borrowing costs, the funds will suffer greater losses than if no borrowing took place.


COLLATERALIZED MORTGAGE OBLIGATIONS


Each fund, except the Cash Fund, may invest in collateralized mortgage obligations (CMOs). Early payoffs on the underlying loans may result in the fund receiving less income than originally anticipated. The variability in prepayments tends to limit price gains when interest rates drop and exaggerate price declines when interest rates rise. In the event of high prepayments, the fund may be required to invest the proceeds at lower interest rates, causing the fund to earn less than if the prepayments had not occurred.


DERIVATIVES

Each fund, except the Cash Fund, may buy and write call and put options on securities, securities indices, and foreign currencies, and may enter into futures contracts and related options. The Foreign and Managed Assets Funds may also enter into swap agreements relating to interest rates, foreign currencies, and securities indices and forward foreign currency contracts. The funds may use these techniques to hedge against changes in interest rates, foreign currency exchange rates, changes in securities prices or other factors affecting the value of their investments, or as part of their overall investment technique. If the subadviser fails to correctly predict these changes, the funds can lose money. Derivatives transactions may be less liquid than other securities and the counterparty to such transaction may not perform as expected. In addition, futures and options involve market risk in excess of their value.

FOREIGN SECURITIES

Appreciation and Growth & Income Funds may invest in securities of foreign (non-U.S.) issuers, including foreign debt securities and American Depository Receipts (ADRs).

40 Phoenix-Zweig Trust

Investments in non-U.S. securities involve additional risks and conditions, including differences in accounting standards, generally higher commission rates, differences in transaction settlement systems, political instability, and the possibility of confiscatory or expropriation taxes, all of which may negatively impact the funds. Dividends and other income payable on foreign securities may also be subject to foreign taxes.

Some foreign investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate. In addition, foreign markets and currencies may not perform as well as U.S. markets.

Risks associated with foreign investments may be intensified in emerging market countries, and such countries and companies doing business in such countries may not have the same range of opportunities and have more obstacles to financial success than their counterparts in developed nations.


ILLIQUID SECURITIES

Each fund, except the Cash fund, may invest in illiquid securities. Illiquid and restricted securities may be difficult to sell or may be sold only pursuant to certain legal restrictions. Difficulty in selling securities may result in a loss to the fund or entail expenses not normally associated with the sale of a security.


MONEY MARKET INSTRUMENTS

The funds may invest in short-term high-quality debt securities to reduce exposure to stock and bond markets and to reduce fluctuations in a fund's net asset value. Money market securities include short-term U.S. Government obligations, commercial paper, other short-term corporate obligations, bank deposits and other financial institution obligations.

MUTUAL FUND INVESTING

The funds may invest in shares of other mutual funds. Assets invested in other mutual funds incur a layering of expenses including operating costs, advisory fees and administrative fees that you, as a shareholder in the funds, indirectly bear.

REPURCHASE AGREEMENTS

The funds may invest in repurchase agreements. Default or insolvency of the other party presents a risk to the funds.

SECURITIES LENDING


Each fund, except the Cash Fund, may loan portfolio securities to increase investment returns. If the borrower is unwilling or unable to return the borrowed securities when due, the fund can suffer losses.


                                                          Phoenix-Zweig Trust 41

SELLING SHORT

Each fund, except the Cash fund, may sell a security or future short. In order to establish a short position in a security, the fund must first borrow the security from a broker or other institution to complete the sale. The fund may not always be able to borrow a security, or to close out a short position at a particular time or at an acceptable price. If the price of the borrowed security increases between the date of the short sale and the date on which the fund replaces the security, the fund may experience losses. The fund's losses on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the fund paid for the security at the time it was borrowed.

U.S. GOVERNMENT SECURITIES

Appreciation and Growth & Income Funds may invest in U.S. Government securities with maturities of five years or less. Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee principal and interest will be timely paid. The entities do not guarantee that the value of portfolio shares will increase. In addition, not all U.S. Government securities are backed by the full faith and credit of the United States.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

The funds may purchase a bond or stock with delivery of the security and payment deferred to a future date. The value of the security on settlement date may be more or less than the price paid as a result of changes in interest rates and market conditions. If the value on settlement date is less, the value of your shares may decline.

The funds may buy other types of securities or employ other portfolio management techniques. Please refer to the Statement of Additional Information for more detailed information about these and other investment techniques of the funds.

42 Phoenix-Zweig Trust

MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix/Zweig Advisers LLC ("Phoenix/Zweig") (formerly Zweig/Glaser Advisers
LLC) is the investment adviser to each of the funds and is located at 900 Third Avenue, New York, NY 10022. As of December 31, 1999, Phoenix/Zweig was managing twelve funds with net assets of approximately $1.8 billion and acting as adviser to two closed-end funds with more than $1.4 billion in assets. Phoenix/Zweig has been managing funds since 1989.

Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect St., Hartford, CT 06115. PXP is a publicly-traded independent registered investment advisory firm, and has served investors for over 70 years. As of December 31, 1999, PXP had over $64.6 billion in assets under management.

Subject to the direction of the Trust's Board of Trustees, Phoenix/Zweig is responsible for managing the funds' investment program, selecting specific securities for the funds, and maintaining the general operations of the funds. Phoenix/Zweig manages the funds' assets to conform with the investment policies as described in this prospectus.

The funds pay Phoenix/Zweig a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following annual rates.

----------------------------------------------------------------------------------------------------
                   Appreciation Fund,
                  Foreign Equity Fund,   Growth & Income
                       and Managed          Fund and                              Government
                       Assets Fund        Strategy Fund       Government Fund     Cash Fund
----------------------------------------------------------------------------------------------------
Management Fee            1.00%                 0.75%                0.60%            0.50%
----------------------------------------------------------------------------------------------------

Zweig Consulting LLC ("Zweig Consulting"), a New York limited liability company, acts as the investment subadviser for the funds and is located at 900 Third Avenue, New York, NY 10022. Dr. Martin E. Zweig serves as President of the Trust and of Zweig Consulting. Dr. Zweig and his associates determine the asset allocation strategy for all of the Phoenix-Zweig mutual funds, except the Government Cash Fund. Dr. Zweig does not select the individual securities to implement the strategy. The portfolio managers select the specific securities for each fund. Dr. Martin E. Zweig, President of Zweig Consulting LLC, developed the asset allocation strategy that he and his team employ. Dr. Zweig has been a regular panelist on PBS television's Wall $treet Week with Louis Rukeyser for over 25 years and, in 1992, was inducted into the program's Hall of Fame. He is also the author of the books Winning on Wall Street, The ABCs of Market Forecasting and Winning with New IRAs.

Phoenix/Zweig pays Zweig Consulting a subadvisory fee of approximately $2,500,000 per year, allocated monthly.

                                                          Phoenix-Zweig Trust 43

The adviser has voluntarily agreed to assume operating expenses of the Government Cash Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until April 30, 2001 to the extent that such expenses exceed 0.35% of the average annual net assets of that fund.

During the funds' last fiscal year, the funds paid total management fees of $15,198,917.

PORTFOLIO MANAGEMENT

Investment and trading decisions for the funds are made by a team of investment professionals. Dr. Martin E. Zweig, President of Zweig Consulting, and a team of analysts determine the overall asset allocation strategy for each of the funds, except the Government Cash Fund. Carlton Neel and his team of portfolio managers are primarily responsible for the day-to-day investment decisions related to the funds.

Dr. Zweig is President of Zweig Consulting LLC and of the Trust. He serves as Chairman and President of The Zweig Total Return Fund, Inc. (since 1988) and The Zweig Fund, Inc. (since 1986); Managing Director of Zweig-DiMenna Associates LLC; President of Zweig-DiMenna International Managers, Inc., Zweig-DiMenna Associates, Inc. and Gotham Advisors, Inc. He serves as a member of the Undergraduate Executive Board of the Wharton School, University of Pennsylvania and as Trustee of the Manhattan Institute. Prior to March 1, 1999, Dr. Zweig served as Chairman of the adviser and of Euclid Advisors LLC.

Carlton Neel has served as the senior portfolio manager for the Strategy Fund, Appreciation Fund and Growth & Income Fund since January 1, 2000, for Managed Assets and the Government Fund since July 5, 1995, and for the Foreign Equity Fund since its inception. Mr. Neel is Senior Vice President of the Trust and of Phoenix/Zweig Advisers LLC. Mr. Neel received a dual B.A. in Economics and Political Science from Brown University. Prior to joining the Zweig Companies, he was a Vice President with J.P. Morgan & Co., Inc.

Beth Abraham has served as portfolio manager for the Government Cash Fund and as an Assistant Vice President of the Trust since 1995. Ms. Abraham's experience includes consulting to the mutual fund industry and acting as a Senior Compliance Examiner in the New York Regional Office of the Securities and Exchange Commission.

44 Phoenix-Zweig Trust

PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:

         o adding the values of all securities and other assets of the fund,

         o subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

The Government Cash Fund attempts to stabilize the net asset value of its shares at $1.00 and uses the amortized cost method (which approximates market value) to value its securities.

Asset Value: Each fund's investments are valued at market value. If market quotations are not available, a fund determines a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign forward currency contracts are valued using forward currency exchange rates supplied by a quotation service. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities that are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of a fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time) and as of 2:00 PM eastern time for the Government Cash Fund. If the funds hold securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the funds' shares may change on days when shareholders will not be able to purchase or redeem the funds' shares.

AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time), or 2:00 PM eastern time for the Government Cash Fund, will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are

                                                          Phoenix-Zweig Trust 45
purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.



SALES CHARGES
--------------------------------------------------------------------------------

WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

The Government Cash Fund offers five classes of shares (four of which are described in this prospectus), the Foreign Equity Fund offers three classes of shares, and each of the other funds offers four classes of shares. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The Trust has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders.

WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, these fees, over time, will increase the cost of your investment and may cost you more than paying other types of sales charges.


CLASS A SHARES. If you purchase Class A Shares, you will pay a maximum sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested) for the Appreciation Fund, Foreign Equity Fund, Growth & Income Fund, Managed Assets, and Strategy Fund, and 4.75% of the offering price (4.99% of the amount invested) for the Government Fund. The Government Cash Fund has no sales charge for Class A Shares. The sales charge may be reduced or waived under certain conditions. See "Initial Sales Charge Alternative--Class A Shares" below. Generally, Class A Shares are not subject to any charges by the fund when redeemed; however, a 1% CDSC is imposed on redemptions within the first 12 months on purchases of $1 million or more if originally purchased without an initial sales charge (except for the Government Cash Fund). Class A Shares have lower distribution and service fees (0.30%) and pay higher dividends than Class B or Class C Shares.


CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first six years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge

46 Phoenix-Zweig Trust

Alternative--Class B and Class C Shares" below. This charge declines to 0% over a period of six years and may be waived under certain conditions. Class B Shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares seven years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The distributor may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1.25%. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. Class C Shares have the same distribution and service fees of 1.00%, except for the Government and Government Cash Funds which are 0.75% and 0.30%, respectively, and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

CLASS I SHARES (EXCEPT THE FOREIGN EQUITY FUND). Class I Shares are offered primarily to persons subject to the adviser's Code of Ethics relating to personal securities transactions and to tax-exempt retirement plans specifically affiliated with the adviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class I Shares. Class I Shares are not available in all states. Please refer to "Alternative Purchase Arrangements" in the Statement of Additional Information to see if you qualify.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES


The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gain distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the fund's distributor (Phoenix Equity Planning Corporation or "PEPCO").


                                                          Phoenix-Zweig Trust 47

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES
                                                      SALES CHARGE AS
AMOUNT OF                                             A PERCENTAGE OF
TRANSACTION                                    -----------------------------
AT OFFERING PRICE                                                     NET
(ALL FUNDS, EXCEPT GOVERNMENT AND               OFFERING             AMOUNT
GOVERNMENT CASH FUNDS)                           PRICE              INVESTED
----------------------------------------------------------------------------
Under $50,000                                      5.75%               6.10%
$50,000 but under $100,000                         4.75                4.99
$100,000 but under $250,000                        3.75                3.90
$250,000 but under $500,000                        2.75                2.83
$500,000 but under $1,000,000                      2.00                2.04
$1,000,000 or more                                 None                None

GOVERNMENT FUND
----------------------------------------------------------------------------
Under $50,000                                      4.75%               4.99%
$50,000 but under $100,000                         4.50                4.71
$100,000 but under $250,000                        3.50                3.63
$250,000 but under $500,000                        2.75                2.83
$500,000 but under $1,000,000                      2.00                2.04
$1,000,000 or more                                 None                None

There is no initial sales charge on purchases of the Government Cash Fund's Class A Shares.

DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND CLASS C SHARES


Class B and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gain distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES

YEAR         1          2          3          4           5          6        7
--------------------------------------------------------------------------------
CDSC         5%         4%         3%         3%          2%         1%       0%

DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES

YEAR         1           2+
--------------------------------------------------------------------------------
CDSC         1.25%       0%

48 Phoenix-Zweig Trust

YOUR ACCOUNT
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below.

STEP 1.

Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts (IRAs), or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

The funds reserve the right to refuse a purchase order for any reason.

STEP 2.

Your second choice will be what class of shares to buy. The funds offer Class A, Class B and Class C Shares for individual investors, as well as Class I Shares (except for the Foreign Equity Fund) to qualified investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.

STEP 3.

Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

                                                          Phoenix-Zweig Trust 49

         o Receive dividends in additional shares and capital gain distributions in cash;

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.



HOW TO BUY SHARES
--------------------------------------------------------------------------------


----------------------------------- ----------------------------------------------------------------------------
                                    TO OPEN AN ACCOUNT
----------------------------------- ----------------------------------------------------------------------------
Through a financial advisor         Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
----------------------------------- ----------------------------------------------------------------------------
Through the mail                    Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, Attn: Phoenix Funds,
                                    P.O. Box 8301, Boston, MA 02266-8301.
----------------------------------- ----------------------------------------------------------------------------
Through express delivery            Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix Funds,
                                    66 Brooks Drive, Braintree, MA 02184.
----------------------------------- ----------------------------------------------------------------------------
By Federal Funds wire               Call us at (800) 243-1574 (press 1, then 0).
----------------------------------- ----------------------------------------------------------------------------
By Investo-Matic                    Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                    P.O. Box 8301, Boston, MA 02266-8301.
----------------------------------- ----------------------------------------------------------------------------
By telephone exchange               Call us at (800) 243-1574 (press 1, then 0).
----------------------------------- ----------------------------------------------------------------------------




HOW TO SELL SHARES
--------------------------------------------------------------------------------

You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares

50 Phoenix-Zweig Trust
has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

------------------------------------ -----------------------------------------------------------------------------
                                     TO SELL SHARES
------------------------------------ -----------------------------------------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may charge a fee and may set different minimums on redemptions of accounts.
------------------------------------ -----------------------------------------------------------------------------
Through the mail                     Send a letter of instruction and any share certificates (if you hold certificate shares) to: State Street Bank, Attn: Phoenix Funds, P.O. Box
                                     8301, Boston, MA 02266-8301. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
Through express delivery             Send a letter of instruction and any share certificates (if you hold certificate shares) to: Boston Financial Data Services, Attn: Phoenix
                                     Funds, 66 Brooks Drive, Braintree, MA 02184. Be sure to include the registered owner's name, fund and account number, and number of shares or dollar value you wish to sell.
------------------------------------ -----------------------------------------------------------------------------
By telephone                         For sales up to $50,000, requests can be made by calling (800) 243-1574.
------------------------------------ -----------------------------------------------------------------------------
By telephone exchange                Call us at (800) 243-1574 (press 1, then 0).
------------------------------------ -----------------------------------------------------------------------------
By Check (Government Fund and        If you selected the checkwriting feature, you may write checks for amounts
Government Cash Fund only.)          of $500 or more. Checks may not be used to close an account.
------------------------------------ -----------------------------------------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.

Phoenix-Zweig Trust 51

REDEMPTIONS BY MAIL

> If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instruction if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

         Send a clear letter of instruction with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.

> If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.


If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

52 Phoenix-Zweig Trust

ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT REINSTATEMENT PRIVILEGE

For 180 days after you have made a partial or complete redemption of your Class A, Class B, or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800) 243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B and Class C shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES

You should carefully read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800) 243-1574 or accessing our Web site at www.phoenixinvestments.com.

         o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.


         o Exchanges may be made by telephone ((800) 243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).


         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.

         o Because excessive trading can hurt fund performance and harm other shareholders, the fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's distributor has entered into agreements with certain timing firms permitting

                                                          Phoenix-Zweig Trust 53
           them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.

         o Class A Shares of the Government Cash Fund purchased without a sales charge are exchangeable at net asset value plus the applicable sales charge. Exchange privileges do not apply to Class M Shares of the Government Cash Fund.

RETIREMENT PLANS

Shares of the fund may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800) 243-4361.



INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Automatic Investment Plan section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000 and elect to have all dividends reinvested.

54 Phoenix-Zweig Trust

TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


The fund plans to make distributions from net investment income at intervals stated in the table below and to distribute net realized capital gains, if any, at least annually.


--------------------------------------------------------------------------------
   FUND                                             DIVIDEND PAID
--------------------------------------------------------------------------------
   Appreciation Fund                                   Annually
--------------------------------------------------------------------------------
   Foreign Equity Fund                                 Annually
--------------------------------------------------------------------------------
   Government Cash Fund                        Monthly (declared Daily)
--------------------------------------------------------------------------------
   Government Fund                                     Monthly
--------------------------------------------------------------------------------
   Growth & Income Fund                              Semiannually
--------------------------------------------------------------------------------
   Managed Assets                                    Semiannually
--------------------------------------------------------------------------------
   Strategy Fund                                     Semiannually
--------------------------------------------------------------------------------


Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gain if any, distributed to shareholders and which are designated by the fund as capital gain distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.


Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.

                                                          Phoenix-Zweig Trust 55

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

These tables are intended to help you understand the funds' financial performance since inception. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, except as indicated. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.

PHOENIX-ZWEIG APPRECIATION FUND

                                                                          CLASS A
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         6/30/00                        YEAR ENDED DECEMBER 31,
                                       (UNAUDITED)      1999         1998         1997        1996         1995
                                       -----------      ----         ----         ----        ----         ----
Net asset value, beginning of period      $11.99       $16.21       $18.27       $15.90      $15.91       $13.54
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.08(4)      0.11(4)      0.07         0.10        0.17         0.16
   Net realized and unrealized gain
       (loss)                               0.14        (0.51)       (0.32)        3.67        2.25         3.05
                                            ----        -----        -----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS       0.22        (0.40)       (0.25)        3.77        2.42         3.21
                                            ----        -----        -----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income       --        (0.12)       (0.07)       (0.09)      (0.17)       (0.33)
   Dividends from net realized gains          --        (3.70)       (1.74)       (1.31)      (2.26)       (0.51)
                                           -----        -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                      --        (3.82)       (1.81)       (1.40)      (2.43)       (0.84)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                   0.22        (4.22)       (2.06)        2.37       (0.01)        2.37
                                            ----        -----        -----         ----       -----         ----
NET ASSET VALUE, END OF PERIOD            $12.21       $11.99       $16.21       $18.27      $15.90       $15.91
                                          ======       ======       ======       ======      ======       ======
Total return(1)                             1.75%(3)    (1.80)%      (0.97)%      23.83%      15.39%       24.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $95,723     $124,461     $240,900     $293,809    $275,935     $272,590
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       1.76%(2)     1.58%        1.52%        1.52%       1.62%        1.63%
   Net investment income                    1.30%(2)     0.74%        0.34%        0.61%       1.03%        1.10%
Portfolio turnover rate                      121%(3)       92%         117%          77%         88%          68%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized
(4) Computed using average shares outstanding.

56 Phoenix-Zweig Trust

--------------------------------------------------------------------------------

PHOENIX-ZWEIG APPRECIATION FUND

                                                                              CLASS B
                                                   ---------------------------------------------------------------
                                                     SIX MONTHS                                           FROM
                                                       ENDED                                            INCEPTION
                                                      6/30/00           YEAR ENDED DECEMBER 31,         4/8/96 TO
                                                    (UNAUDITED)      1999         1998        1997       12/31/96
                                                    -----------      ----         ----        ----       --------
Net asset value, beginning of period                   $11.80       $16.02       $18.13      $15.82       $16.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.04(4)      0.01(4)     (0.06)      (0.02)        0.03
   Net realized and unrealized gain (loss)               0.13        (0.51)       (0.31)       3.64         1.74
                                                         ----        -----       ------        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.17        (0.50)       (0.37)       3.62         1.77
                                                         ----        -----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                    --        (0.02)          --          --        (0.03)
   Dividends from net realized gains                       --        (3.70)       (1.74)      (1.31)       (2.26)
                                                        -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                                   --        (3.72)       (1.74)      (1.31)       (2.29)
                                                        -----        -----        -----       -----        -----
Change in net asset value                                0.17        (4.22)       (2.11)       2.31        (0.52)
                                                         ----        -----        -----        ----        -----
NET ASSET VALUE, END OF PERIOD                         $11.97       $11.80       $16.02      $18.13       $15.82
                                                       ======       ======       ======      ======       ======
Total return(1)                                          1.44%(3)    (2.45)%      (1.66)%     22.97%       11.01%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $16,617      $19,523      $30,370     $22,122       $8,350
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.46%(2)     2.27%        2.22%       2.22%        2.32%(2)
   Net investment income (loss)                          0.60%(2)     0.08%       (0.36)%     (0.09)%       0.33%(2)
Portfolio turnover rate                                   121%(3)       92%         117%         77%          88%


PHOENIX-ZWEIG APPRECIATION FUND

                                                                        CLASS C
                                       ---------------------------------------------------------------------------
                                        SIX MONTHS
                                          ENDED
                                         6/30/00                       YEAR ENDED DECEMBER 31,
                                       (UNAUDITED)      1999        1998         1997         1996        1995
                                       -----------      ----        ----         ----         ----        ----
Net asset value, beginning of period      $11.79       $15.99       $18.10       $15.79       $15.83      $13.36
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)             0.04(4)        --(4)     (0.07)       (0.02)        0.06        0.06
   Net realized and unrealized gain
       (loss)                               0.13        (0.50)       (0.30)        3.64         2.22        3.03
                                            ----        -----        -----         ----         ----        ----
     TOTAL FROM INVESTMENT OPERATIONS       0.17        (0.50)       (0.37)        3.62         2.28        3.09
                                            ----        -----        -----         ----         ----        ----
LESS DISTRIBUTIONS
   Dividends from net investment income       --           --           --           --        (0.06)      (0.11)
   Dividends from net realized gains          --        (3.70)       (1.74)       (1.31)       (2.26)      (0.51)
                                           -----        -----        -----        -----        -----       -----
     TOTAL DISTRIBUTIONS                      --        (3.70)       (1.74)       (1.31)       (2.32)      (0.62)
                                           -----        -----        -----        -----        -----       -----
Change in net asset value                   0.17        (4.20)       (2.11)        2.31        (0.04)       2.47
                                            ----        -----        -----         ----        -----        ----
NET ASSET VALUE, END OF PERIOD            $11.96       $11.79       $15.99       $18.10       $15.79      $15.83
                                          ======       ======       ======       ======       ======      ======
Total return(1)                             1.44%(3)    (2.49)%      (1.67)%      23.01%       14.54%      23.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $61,663      $89,165     $201,789     $248,584     $218,714    $195,204
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       2.45%(2)     2.28%        2.22%        2.22%        2.32%       2.33%
   Net investment income (loss)             0.61%(2)     0.02%       (0.36)%      (0.09)%       0.33%       0.40%
Portfolio turnover rate                      121%(3)       92%         117%          77%          88%         68%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                                                          Phoenix-Zweig Trust 57

--------------------------------------------------------------------------------

PHOENIX-ZWEIG APPRECIATION FUND

                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                    SIX MONTHS                                            FROM
                                                       ENDED                                            INCEPTION
                                                      6/30/00          YEAR ENDED DECEMBER 31,          11/1/96 TO
                                                    (UNAUDITED)      1999         1998        1997       12/31/96
                                                    -----------      ----         ----        ----      --------
Net asset value, beginning of period                   $12.21       $16.43       $18.46      $16.04       $17.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.10(4)      0.17(4)      0.09        0.15         0.04
   Net realized and unrealized gain (loss)               0.13        (0.52)       (0.29)       3.71         1.02
                                                         ----        -----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.23        (0.35)       (0.20)       3.86         1.06
                                                         ----        -----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                    --        (0.17)       (0.09)      (0.13)       (0.04)
   Dividends from net realized gains                       --        (3.70)       (1.74)      (1.31)       (2.26)
                                                        -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                                   --        (3.87)       (1.83)      (1.44)       (2.30)
                                                        -----        -----        -----       -----        -----
Change in net asset value                                0.23        (4.22)       (2.03)       2.42        (1.24)
                                                         ----        -----        -----        ----        -----
NET ASSET VALUE, END OF PERIOD                         $12.44       $12.21       $16.43      $18.46       $16.04
                                                       ======       ======       ======      ======       ======
Total return(1)                                          1.88%(3)    (1.45)%      (0.67)%     24.17%        6.30%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $1,775       $1,903       $2,760      $2,735       $2,202
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.48%(2)     1.27%        1.22%       1.22%        1.32%(2)
   Net investment income (loss)                          1.60%(2)     1.14%        0.64%       0.91%        1.33%(2)
Portfolio turnover rate                                   121%(3)       92%         117%         77%          88%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

58 Phoenix-Zweig Trust

--------------------------------------------------------------------------------

PHOENIX-ZWEIG FOREIGN EQUITY FUND

                                                                                     CLASS A
                                                                --------------------------------------------------
                                                                 SIX MONTHS                               FROM
                                                                    ENDED            YEAR ENDED         INCEPTION
                                                                   6/30/00          DECEMBER 31,       11/24/97 TO
                                                                 (UNAUDITED)      1999        1998       12/31/97
                                                                 -----------      ----        ----       --------
Net asset value, beginning of period                                $14.30       $12.39      $11.45       $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
   Net investment income                                             (0.04)(4)       --(6)     0.08(8)      0.01(8)
   Net realized and unrealized gain                                  (0.18)        2.81        0.96         0.11
                                                                     -----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                                (0.22)        2.81        1.04         0.12
                                                                     -----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                                 --        (0.06)      (0.10)       (0.01)
   Dividends from net realized gains                                    --        (0.84)         --           --
                                                                     -----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                                --        (0.90)      (0.10)       (0.01)
                                                                     -----         ----        ----         ----
Change in net asset value                                            (0.22)        1.91        0.94         0.11
                                                                     -----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                                      $14.18       $14.30      $12.39       $11.45
                                                                    ======       ======      ======       ======
Total return(1)                                                      (1.54)%(3)   22.98%       9.08%        1.09%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $1,156       $1,436      $2,122         $414
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                              3.86%(2)    2.66%        1.80%        1.80%(2)
   Net investment income                                             (0.62)%(2)      --%       1.14%(8)     1.20%(2)(8)
Portfolio turnover rate                                                  2%(3)       42%         40%          64%(2)

PHOENIX-ZWEIG FOREIGN EQUITY FUND

                                                                                     CLASS B
                                                                --------------------------------------------------
                                                                   SIX MONTHS                             FROM
                                                                     ENDED           YEAR ENDED         INCEPTION
                                                                    6/30/00         DECEMBER 31,       11/24/97 TO
                                                                  (UNAUDITED)     1999        1998       12/31/97
                                                                  -----------     ----        ----       --------
Net asset value, beginning of period                                $14.20       $12.35      $11.45       $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
   Net investment income                                             (0.09)(6)    (0.12)(6)    0.04(8)      0.01(8)
   Net realized and unrealized gain                                  (0.17)        2.81        0.92         0.11
                                                                     -----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                                (0.26)        2.69        0.96         0.12
                                                                     -----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                                 --           --       (0.06)       (0.01)
   Dividends from net realized gains                                    --        (0.84)         --           --
                                                                     -----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                                --        (0.84)      (0.06)       (0.01)
                                                                     -----         ----        ----         ----
Change in net asset value                                            (0.26)        1.85        0.90         0.11
                                                                     -----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                                      $13.94       $14.20      $12.35       $11.45
                                                                    ======       ======      ======       ======
Total return(1)                                                      (1.90)%(3)   22.06%       8.36%        1.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $1,955       $1,773      $1,873         $713
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                              4.54%(2)     3.44%       2.50%        2.50%(2)
   Net investment income                                             (1.25)%(2)   (0.90)       0.44%(8)     0.50%(2)(8)
Portfolio turnover rate                                                  2%(3)       42%         40%          64%(2)

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.16%, 4.00% and 5.15% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(6) Computed using average shares outstanding.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(8) Includes realized gains and losses on foreign currency transactions.

                                                          Phoenix-Zweig Trust 59

--------------------------------------------------------------------------------

PHOENIX-ZWEIG FOREIGN EQUITY FUND

                                                                                     CLASS C
                                                                --------------------------------------------------
                                                                  SIX MONTHS                               FROM
                                                                   ENDED              YEAR ENDED         INCEPTION
                                                                   6/30/00            DECEMBER 31,      11/24/97 TO
                                                                 (UNAUDITED)      1999        1998       12/31/97
                                                                 -----------      ----        ----       --------
Net asset value, beginning of period                                $14.15       $12.33      $11.45       $11.34
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income                                             (0.09)(5)    (0.12)(5)    0.05(7)      0.01(7)
   Net realized and unrealized gain                                  (0.17)        2.78        0.90         0.11
                                                                     -----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                                (0.26)        2.66        0.95         0.12
                                                                     -----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                                 --           --       (0.07)       (0.01)
   Dividends from net realized gains                                    --        (0.84)         --           --
                                                                     -----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                                --        (0.84)      (0.07)       (0.01)
                                                                     -----         ----        ----         ----
Change in net asset value                                            (0.26)        1.82        0.88         0.11
                                                                     -----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                                      $13.89       $14.15      $12.33       $11.45
                                                                    ======       ======      ======       ======
Total return(1)                                                      (1.84)%(3)   21.85%       8.27%        1.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                               $3,084       $3,727      $3,384       $1,177
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                                              4.55%(2)     3.46%       2.50%        2.50%(2)
   Net investment income                                             (1.34)%(2)   (0.94)%      0.44%(7)      .50%(2)(7)
Portfolio turnover rate                                                  2%(3)       42%         40%          64%(2)

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) Includes realized gains and losses on foreign currency transactions.

60 Phoenix-Zweig Trust

--------------------------------------------------------------------------------

PHOENIX-ZWEIG GOVERNMENT CASH FUND

                                                                         CLASS A
                                       ----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          6/30/00                      YEAR ENDED DECEMBER 31,
                                        (UNAUDITED)     1999         1998         1997        1996         1995
                                        -----------     ----         ----         ----        ----         ----
Net asset value, beginning of period       $1.00        $1.00        $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.03         0.04         0.05         0.05        0.05         0.05
                                            ----         ----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS       0.03         0.04         0.05         0.05        0.05         0.05
                                            ----         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.03)       (0.04)       (0.05)       (0.05)      (0.05)       (0.05)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                     --           --           --           --          --           --
                                           -----        -----        -----        -----       -----        -----
NET ASSET VALUE, END OF PERIOD             $1.00        $1.00        $1.00        $1.00       $1.00        $1.00
                                           =====        =====        =====        =====       =====        =====
Total return                                2.65%(3)     4.52%        4.91%        4.97%       4.83%        5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $3,705       $6,110       $8,290       $2,472      $3,360       $3,661
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                    0.65%(2)     0.65%        0.65%        0.65%       0.65%        0.87%
   Net investment income                    5.46%(2)     4.41%        4.75%        4.85%       4.73%        4.97%

PHOENIX-ZWEIG GOVERNMENT CASH FUND

                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                     SIX MONTHS                                            FROM
                                                       ENDED                                             INCEPTION
                                                      6/30/00            YEAR ENDED DECEMBER 31,         4/8/96 TO
                                                     (UNAUDITED)     1999         1998         1997      12/31/96
                                                     -----------     ----         ----         ----      --------
Net asset value, beginning of period                    $1.00        $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.02         0.04         0.04        0.04         0.03
                                                         ----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.02         0.04         0.04        0.04         0.03
                                                         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.02)       (0.04)       (0.04)      (0.04)       (0.03)
                                                        -----        -----        -----       -----        -----
Change in net asset value                                  --           --           --          --           --
                                                        -----        -----        -----       -----        -----
NET ASSET VALUE, END OF PERIOD                          $1.00        $1.00        $1.00       $1.00        $1.00
                                                        =====        =====        =====       =====        =====
Total return(1)                                          2.30%(3)     3.80%        4.18%       4.24%        3.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $4,248       $4,650       $1,738        $336          $33
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                 1.35%(2)     1.35%        1.35%       1.35%        1.35%(2)

   Net investment income                                 4.69%(2)     3.80%        3.97%       4.15%        4.03%(2)


----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.09%, 1.30%, 1.74%, 1.31% and 1.34% for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.51%, 3.70%, 7.49% and 1.95% for the periods ended December 31, 1999, 1998, 1997 and 1996, respectively.

                                                          Phoenix-Zweig Trust 61

--------------------------------------------------------------------------------

PHOENIX-ZWEIG GOVERNMENT CASH FUND

                                                                          CLASS C
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          6/30/00                        YEAR ENDED DECEMBER 31,
                                        (UNAUDITED)     1999         1998         1997         1996         1995
                                        -----------     ----         ----         ----         ----         ----
Net asset value, beginning of period       $1.00        $1.00        $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.03         0.04         0.05         0.05        0.05         0.05
                                            ----         ----         ----         ----        ----         ----
     TOTAL INVESTMENT FROM OPERATIONS       0.03         0.04         0.05         0.05        0.05         0.05
                                            ----         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.03)       (0.04)       (0.05)       (0.05)      (0.05)       (0.05)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                     --           --           --           --          --           --
                                           -----        -----        -----        -----       -----        -----
NET ASSET VALUE, END OF PERIOD             $1.00        $1.00        $1.00        $1.00       $1.00        $1.00
                                           =====        =====        =====        =====       =====        =====
Total return(1)                             2.65%(3)     4.52%        4.91%        4.97%       4.83%        5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $3,562       $5,982       $6,624       $2,661      $4,535       $4,458
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                    0.65%(2)     0.65%        0.65%        0.65%       0.65%        0.87%
   Net investment income                    5.37%(2)     4.43%        4.73%        4.85%       4.73%        4.97%


PHOENIX-ZWEIG GOVERNMENT CASH FUND

                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                      SIX MONTHS                                         FROM
                                                        ENDED                                          INCEPTION
                                                       6/30/00          YEAR ENDED DECEMBER 31,        11/1/96 TO
                                                     (UNAUDITED)     1999         1998         1997     12/31/96
                                                     -----------     ----         ----         ----     --------
Net asset value, beginning of period                    $1.00        $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.03         0.05         0.05        0.05         0.01
                                                         ----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.03         0.05        0.05         0.05         0.01
                                                         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.03)       (0.05)       (0.05)      (0.05)       (0.01)
                                                         ----         ----         ----        ----         ----
Change in net asset value                                  --           --           --          --           --
                                                         ----         ----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                          $1.00        $1.00        $1.00       $1.00        $1.00
                                                         ====         ====         ====        ====         ====
Total return(1)                                          2.80%(3)     4.83%        5.23%       5.28%        0.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $4,415       $2,146       $2,884        $100       $1,401
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                                 0.35%(2)     0.35%        0.35%       0.35%        0.35%(2)
   Net investment income                                 5.74%(2)     4.73%        5.15%       5.15%        5.03%(2)

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.35%, 1.38%, 1.65%, 1.25% and 1.15% for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 1.47%, 0.82% and 0.73% for the periods ended December 31, 1999, 1998, 1997 and 1996, respectively.

62 Phoenix-Zweig Trust

--------------------------------------------------------------------------------

PHOENIX-ZWEIG GOVERNMENT FUND

                                                                          CLASS A
                                      -----------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED
                                         6/30/00                       YEAR ENDED DECEMBER 31,
                                       (UNAUDITED)     1999         1998         1997        1996         1995
                                       -----------     ----         ----         ----        ----         ----
Net asset value, beginning of period       $9.72       $10.44       $10.09        $9.81      $10.39        $9.63
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.25         0.46         0.53         0.52        0.53         0.52(1)
   Net realized and unrealized gain
       (loss)                              (0.04)       (0.73)        0.35         0.28       (0.58)        0.77
                                           -----        -----         ----         ----       -----         ----
     TOTAL FROM INVESTMENT OPERATIONS       0.21        (0.27)        0.88         0.80       (0.05)        1.29
                                            ----        -----         ----         ----       -----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.22)       (0.45)       (0.53)       (0.52)      (0.53)       (0.53)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                  (0.01)       (0.72)        0.35         0.28       (0.58)        0.76
                                           -----        -----         ----         ----       -----         ----
NET ASSET VALUE, END OF PERIOD             $9.71        $9.72       $10.44       $10.09       $9.81       $10.39
                                           =====        =====       ======       ======       =====       ======
Total return(2)                             2.21%(4)    (2.58)%       8.91%        8.42%      (0.42)%      13.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $19,636      $21,922      $29,767      $28,062     $33,848      $42,207
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       1.67%(3)     1.35%        1.32%        1.36%       1.14%(3)     1.26%
   Net investment income                    5.10%(3)     4.67%        5.09%        5.26%       5.25%        5.22%
Portfolio turnover rate                      101%(4)      183%          48%         128%        170%         195%


PHOENIX-ZWEIG GOVERNMENT FUND

                                                                               CLASS B
                                                    ---------------------------------------------------------------
                                                      SIX MONTHS                                           FROM
                                                        ENDED                                           INCEPTION
                                                       6/30/00          YEAR ENDED DECEMBER 31,         4/8/96 TO
                                                     (UNAUDITED)     1999         1998        1997       12/31/96
                                                     -----------     ----         ----        ----       --------
Net asset value, beginning of period                    $9.78       $10.52       $10.15       $9.86        $9.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.21         0.39         0.44        0.46         0.29
   Net realized and unrealized gain                     (0.03)       (0.74)        0.37        0.26         0.11
                                                        -----        -----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.18        (0.35)        0.81        0.72         0.40
                                                         ----        -----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.19)       (0.39)       (0.44)      (0.43)       (0.30)
Change in net asset value                               (0.01)       (0.74)        0.37        0.29         0.10
                                                        -----        -----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                          $9.77        $9.78       $10.52      $10.15        $9.86
                                                        =====        =====       ======      ======        =====
Total return(1)                                          1.88%(4)    (3.23)%       8.20%       7.55%        4.16%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
(thousands)                                            $1,733       $1,657       $2,199      $1,215         $513
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.37%(3)     2.06%        2.02%       2.06%        1.84%(2)(3)
   Net investment income                                 4.39%(3)     3.97%        4.39%       4.56%        4.55%(3)
Portfolio turnover rate                                   101%(4)      183%          48%        128%         170%

-----------------------------------
(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.36% for the period ended December 31, 1996.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.

                                                          Phoenix-Zweig Trust 63

--------------------------------------------------------------------------------

 PHOENIX-ZWEIG GOVERNMENT FUND

                                                                         CLASS C
                                       ----------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          6/30/00                       YEAR ENDED DECEMBER 31,
                                        (Unaudited)     1999        1998         1997        1996         1995
                                        -----------     ----        ----         ----        ----         ----
Net asset value, beginning of period       $9.69       $10.42       $10.08        $9.81      $10.38        $9.62
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.23         0.42         0.47         0.48        0.49         0.48(1)
   Net realized and unrealized gain
       (loss)                              (0.03)       (0.74)        0.36         0.27       (0.58)        0.76
                                           -----        -----         ----         ----       -----         ----
     TOTAL FROM INVESTMENT OPERATIONS       0.20        (0.32)        0.83         0.75       (0.09)        1.24
                                            ----        -----         ----         ----       -----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.20)       (0.41)       (0.49)       (0.48)      (0.48)       (0.48)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                     --        (0.73)        0.34         0.27       (0.57)        0.76
                                           -----        -----        -----        -----       -----        -----
NET ASSET VALUE, END OF PERIOD             $9.69        $9.69       $10.42       $10.08       $9.81       $10.38
                                           =====        =====       ======       ======       =====       ======
Total return(2)                             2.07 (4)    (3.09)%       8.46%        7.86%      (0.82)%      13.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $5,453       $7,068      $11,859      $10,199     $14,330      $19,778
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       2.11%(3)     1.80%        1.77%        1.81%       1.59%(5)     1.71%
   Net investment income                    4.64%(3)     4.22%        4.64%        4.81%       4.80%        4.77%
Portfolio turnover rate                      101%(4)      183%          48%         128%        170%         195%


PHOENIX-ZWEIG GOVERNMENT FUND

                                                                                     CLASS I
                                                                --------------------------------------------------
                                                                   SIX MONTHS                              FROM
                                                                     ENDED            YEAR ENDED         INCEPTION
                                                                    6/30/00           DECEMBER 31,      7/14/97 TO
                                                                  (UNAUDITED)     1999        1998       12/31/97
                                                                  ---------       ----        ----       ---------
Net asset value, beginning of period                                 $9.74       $10.48      $10.11        $9.88
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                              0.26         0.49        0.55         0.26
   Net realized and unrealized gain                                  (0.03)       (0.74)       0.37         0.23
                                                                     -----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                                 0.23        (0.25)       0.92         0.49
                                                                      ----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                              (0.24)       (0.49)      (0.55)       (0.26)
Change in net asset value                                            (0.01)       (0.74)       0.37         0.23
                                                                     -----        -----        ----         ----
NET ASSET VALUE, END OF PERIOD                                       $9.73        $9.74      $10.48       $10.11
                                                                     =====        =====      ======       ======
Total return(1)                                                       2.39%(4)    (2.31)%      9.33%        5.01%(4)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $3,410       $3,330      $3,088       $1,050
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 1.38%(3)     1.06%       1.02%        1.06%(3)
   Net investment income                                              5.40%(3)     4.98%       5.39%        5.56%(3)
Portfolio turnover rate                                                101%(4)      183%         48%         128%

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in the total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.

64 Phoenix-Zweig Trust

--------------------------------------------------------------------------------

PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                                               CLASS A
                                                    --------------------------------------------------------------
                                                     SIX MONTHS                                           FROM
                                                        ENDED                                           INCEPTION
                                                       6/30/00          YEAR ENDED DECEMBER 31,        11/26/96 TO
                                                     (UNAUDITED)     1999         1998        1997      12/31/96
                                                     -----------     ----         ----        ----      ---------
Net asset value, beginning of period                   $12.13       $13.40       $13.73      $11.37       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.08         0.17(6)      0.11        0.24         0.01
   Net realized and unrealized gain                      0.98        (0.08)       (0.33)       2.36         0.03
                                                         ----        -----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    1.06         0.09        (0.22)       2.60         0.04
                                                         ----         ----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.05)       (0.21)       (0.11)      (0.24)       (0.01)
   Dividends from net realized gains                       --        (1.15)          --          --           --
     TOTAL DISTRIBUTIONS                                (0.05)       (1.36)       (0.11)      (0.24)       (0.01)
                                                        -----        -----        -----       -----        -----
Change in net asset value                                1.01        (1.27)       (0.33)       2.36         0.03
                                                         ----        -----        -----        ----         ----
NET ASSET VALUE, END OF PERIOD                         $13.14       $12.13       $13.40      $13.73       $11.37
                                                       ======       ======       ======      ======       ======
Total return(1)                                          8.77%(3)     1.09%       (1.61)%     23.12%        0.39%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $2,572       $3,393       $8,172      $6,836       $2,508
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.16%(2)     1.80%        1.56%(4)    1.30%(4)     1.30%(2)(3)
   Net investment income                                 1.09%(2)     1.28%        0.82%       2.26%        1.47%(2)
Portfolio turnover rate                                   145%(3)      193%         152%        120%           2%


PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                     SIX MONTHS                                            FROM
                                                        ENDED                                            INCEPTION
                                                       6/30/00          YEAR ENDED DECEMBER 31,         11/26/96 TO
                                                     (UNAUDITED)     1999        1998        1997        12/31/96
                                                     ----------      ----        ----        ----        --------
Net asset value, beginning of period                   $12.14       $13.39       $13.73      $11.37       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.02         0.08(6)      0.02        0.16         0.01
   Net realized and unrealized gain                      1.00        (0.08)       (0.34)       2.36         0.03
                                                         ----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    1.02         0.00        (0.32)       2.52         0.04
                                                         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.02)       (0.10)       (0.02)      (0.16)       (0.01)
   Dividends from net realized gains                       --        (1.15)          --          --           --
                                                         ----         ----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                (0.02)       (1.25)       (0.02)      (0.16)       (0.01)
                                                         ----         ----         ----        ----         ----
Change in net asset value                                1.00        (1.25)       (0.34)       2.36         0.03
                                                         ----         ----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD                         $13.14       $12.14       $13.39      $13.73       $11.37
                                                        =====        =====        =====       =====        =====
Total return(1)                                          8.40%(3)     0.42%       (2.33)%     22.29%        0.33%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $8,543       $9,684      $16,416     $11,920       $2,693
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.89%(2)     2.51%        2.26%(5)    2.00%(5)     2.00%(2)(5)
   Net investment income                                 0.37%(2)     0.64%        0.12%       1.56%        0.77%(2)
Portfolio turnover rate                                   145%(3)      193%         152%        120%           2%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6) Computed using average shares outstanding.

Phoenix-Zweig Trust 65

--------------------------------------------------------------------------------

 PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                                               CLASS C
                                                    --------------------------------------------------------------
                                                     SIX MONTHS                                            FROM
                                                        ENDED                                            INCEPTION
                                                       6/30/00          YEAR ENDED DECEMBER 31,        11/26/96 TO
                                                     (UNAUDITED)     1999         1998        1997       12/31/96
                                                     -----------     ----         ----        ----       --------
Net asset value, beginning of period                   $12.15       $13.37       $13.71      $11.38       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.03         0.08(6)      0.02        0.17         0.01
   Net realized and unrealized gain                      1.00        (0.07)       (0.34)       2.33         0.04
                                                         ----        -----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    1.03         0.01        (0.32)       2.50         0.05
                                                         ----         ----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.02)       (0.08)       (0.02)      (0.17)       (0.01)
   Dividends from net realized gains                       --        (1.15)          --          --           --
                                                         ----         ----        -----        ----         ----

     TOTAL DISTRIBUTIONS                                (0.02)       (1.23)       (0.02)      (0.17)       (0.01)
                                                         ----        -----        -----       -----        -----

Change in net asset value                                1.01        (1.22)       (0.34)       2.33         0.04
                                                         ----        -----        -----        ----         ----
NET ASSET VALUE, END OF PERIOD                         $13.16       $12.15       $13.37      $13.71       $11.38
                                                       ======       ======       ======      ======       ======
Total return(1)                                          8.36%(3)     0.45%       (2.34)%     22.15%        0.42%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $4,500       $5,507      $14,364     $13,525       $4,509
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.87%(2)     2.50%        2.26%(4)    2.00%(4)     2.00%(2)(4)
   Net investment income                                 0.38%(2)     0.60%        0.12%       1.56%        0.77%(2)
Portfolio turnover rate                                   145%(3)      193%         152%        120%           2%


PHOENIX-ZWEIG GROWTH & INCOME FUND

                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                     SIX MONTHS                                            FROM
                                                       ENDED                                             INCEPTION
                                                      6/30/00          YEAR ENDED DECEMBER 31,          11/26/96 TO
                                                    (UNAUDITED)      1999         1998        1997        12/31/96
                                                    -----------      ----         ----        ----        --------
Net asset value, beginning of period                   $12.18       $13.44       $13.77      $11.37       $11.34
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                 0.09         0.23(6)      0.15        0.24         0.02
   Net realized and unrealized gain                      0.99        (0.09)       (0.33)       2.40         0.03
                                                         ----        -----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    1.08         0.14        (0.18)       2.64         0.05
                                                         ----         ----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.07)       (0.25)       (0.15)      (0.24)       (0.02)
   Dividends from net realized gains                       --        (1.15)          --          --           --
                                                         ----         ----        -----        ----         ----
     TOTAL DISTRIBUTION                                 (0.07)       (1.40)       (0.15)      (0.24)       (0.02)
                                                         ----         ----        -----        ----         ----
Change in net asset value                                1.01        (1.26)       (0.33)       2.40         0.03
                                                         ----        -----        -----        ----         ----
NET ASSET VALUE, END OF PERIOD                         $13.19       $12.18       $13.44      $13.77       $11.37
                                                       ======       ======       ======      ======       ======
Total return(1)                                          8.87%(3)     1.46%       (1.31)%     23.42%        0.41%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $1,938       $1,848       $1,664      $1,686         $101
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.90%(2)     1.54%        1.26%(5)    1.00%(5)     1.00%(2)(5)
   Net investment income                                 1.36%(2)     1.72%        1.12%       2.56%        1.77%(2)
Portfolio turnover rate                                   145%(3)      193%         152%        120%           2%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the period ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the period ended December 31, 1998, 1997 and 1996, respectively.
(6) Computed using average shares outstanding.

66 Phoenix-Zweig Trust

PHOENIX-ZWEIG MANAGED ASSETS

                                                                         CLASS A
                                       ----------------------------------------------------------------------------
                                        SIX MONTHS                     YEAR ENDED DECEMBER 31,
                                          ENDED
                                         6/30/00
                                       (UNAUDITED)    1999         1998         1997        1996         1995
                                       -----------    ----         ----         ----        ----         ----
Net asset value, beginning of period      $14.04       $14.18       $12.72       $12.75      $12.48       $11.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.19(4)      0.31(4)      0.38         0.13        0.35         0.47
   Net realized and unrealized gain
       (loss)                              (0.10)        0.91         1.50         1.83        0.86         1.40
                                           -----         ----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS       0.09         1.22         1.88         1.96        1.21         1.87
                                            ----         ----         ----         ----        ----         ----
LESS DISTRIBUTION
   Dividends from net investment income    (0.14)       (0.25)       (0.38)          --       (0.45)       (0.75)
   Dividends from net realized gains          --        (1.11)       (0.04)       (1.99)      (0.49)       (0.40)
                                           -----         ----         ----         ----        ----         ----
     TOTAL DISTRIBUTIONS                   (0.14)       (1.36)       (0.42)       (1.99)      (0.94)       (1.15)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                  (0.05)       (0.14)        1.46        (0.03)       0.27         0.72
                                           -----        -----         ----        -----        ----         ----
NET ASSET VALUE, END OF PERIOD            $13.99       $14.04       $14.18       $12.72      $12.75       $12.48
                                          ======       ======       ======       ======      ======       ======
Total return(1)                             0.67%(3)     8.81%       14.87%       15.47%       9.80%       16.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)    $87,620     $103,267     $122,085     $110,908    $114,837     $141,110
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       1.53%(2)     1.51%        1.51%        1.59%       1.64%        1.59%
   Net investment income                    2.83%(2)     2.13%        2.77%(5)     2.40%(5)    2.64%(5)     3.69%(5)
Portfolio turnover rate                       56%(3)       50%          62%         168%        187%         239%


PHOENIX-ZWEIG MANAGED ASSETS

                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                    SIX MONTHS                                            FROM
                                                       ENDED                                            INCEPTION
                                                      6/30/00          YEAR ENDED DECEMBER 31,          4/8/96 TO
                                                    (UNAUDITED)     1999         1998        1997        12/31/96
                                                    -----------     ----         ----        ----        --------
Net asset value, beginning of period                   $14.15       $14.28       $12.79      $12.90       $12.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.15(4)      0.21(4)      0.26        0.04         0.13
   Net realized and unrealized gain
       (loss)                                           (0.11)        0.91         1.53        1.84         1.00
                                                        -----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.04         1.12         1.79        1.88         1.13
                                                         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.11)       (0.14)       (0.26)         --        (0.17)
   Dividends from net realized gains                       --        (1.11)       (0.04)      (1.99)       (0.49)
                                                        -----         ----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                (0.11)       (1.25)       (0.30)      (1.99)       (0.66)
                                                        -----        -----        -----       -----        -----
Change in net asset value                               (0.07)       (0.13)        1.49       (0.11)        0.47
                                                        -----        -----         ----       -----         ----
NET ASSET VALUE, END OF PERIOD                         $14.08       $14.15       $14.28      $12.79       $12.90
                                                       ======       ======       ======      ======       ======
Total return(1)                                          0.26%(3)     8.03%       14.06%      14.67%        9.11%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $35,078      $39,910      $33,172     $18,117       $6,339
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.23%(2)     2.21%        2.21%       2.29%        2.34%(2)
   Net investment income (loss)                          2.13%(2)     1.44%        2.07%(5)    1.70%(5)     1.94%(2)(5)
Portfolio turnover rate                                    56%(3)       50%          62%        168%         187%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes realized gains and losses on foreign currency transactions.

                                                          Phoenix-Zweig Trust 67

--------------------------------------------------------------------------------

PHOENIX-ZWEIG MANAGED ASSETS

                                                                          CLASS C
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          6/30/00                       YEAR ENDED DECEMBER 31,
                                        (UNAUDITED)    1999         1998         1997        1996         1995
                                        -----------    ----         ----         ----        ----         ----
Net asset value, beginning of period      $13.92       $14.07       $12.63       $12.76      $12.49       $11.73
INCOME FROM INVESTMENT OPERATIONS

   Net investment income                    0.15(4)      0.21(4)      0.29(5)      0.04(5)     0.27(5)      0.38(5)

   Net realized and unrealized gain
       (loss)                              (0.10)        0.89         1.48         1.82        0.85         1.40
                                           -----         ----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS       0.05         1.10         1.77         1.86        1.12         1.78
                                            ----         ----         ----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.11)       (0.14)       (0.29)          --       (0.36)       (0.62)
   Dividends from net realized gains          --        (1.11)       (0.04)       (1.99)      (0.49)       (0.40)
                                           -----         ----         ----         ----        ----         ----
     TOTAL DISTRIBUTIONS                   (0.11)       (1.25)       (0.33)       (1.99)      (0.85)       (1.02)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                  (0.06)       (0.15)        1.44        (0.13)       0.27         0.76
                                           -----        -----         ----        -----        ----         ----
NET ASSET VALUE, END OF PERIOD            $13.86       $13.92       $14.07       $12.63      $12.76       $12.49
                                          ======       ======       ======       ======      ======       ======
Total return                                0.34%(3)     8.01%       14.03%       14.67%       9.03%       15.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)   $317,921     $379,445     $429,655     $407,625    $426,194     $527,432
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       2.23%(2)     2.21%        2.21%        2.29%       2.34%        2.29%
   Net investment income                    2.13%(2)     1.43%        2.07%(5)     1.70%(5)    1.94%(5)     2.99%(5)
Portfolio turnover rate                       56%(3)       50%          62%         168%        187%         239%

PHOENIX-ZWEIG MANAGED ASSETS

                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                      SIX MONTHS                                           FROM
                                                        ENDED                                            INCEPTION
                                                       6/30/00          YEAR ENDED DECEMBER 31,         11/1/96 TO
                                                     (UNAUDITED)     1999         1998        1997        12/31/96
                                                     -----------     ----         ----        ----        --------
Net asset value, beginning of period                   $14.18       $14.31       $13.05      $12.99       $13.02
INCOME FROM INVESTMENT OPERATIONS

   Net investment income (loss)                          0.23(4)      0.36(4)      0.56(5)     0.09(5)      0.05(5)

   Net realized and unrealized gain
       (loss)                                           (0.11)        0.91         1.41        1.96         0.45
                                                        -----         ----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                    0.12         1.27         1.97        2.05         0.50
                                                         ----         ----         ----        ----         ----
LESS DISTRIBUTION
   Dividends from net investment income                 (0.16)       (0.29)       (0.67)         --        (0.04)
   Dividends from net realized gains                       --        (1.11)       (0.04)      (1.99)       (0.49)
                                                        -----         ----         ----        ----         ----
     TOTAL DISTRIBUTIONS                                (0.16)       (1.40)       (0.71)      (1.99)       (0.53)
                                                        -----        -----        -----       -----        -----
Change in net asset value                               (0.04)       (0.13)        1.26        0.06        (0.03)
                                                        -----        -----         ----        ----        -----
NET ASSET VALUE, END OF PERIOD                         $14.14       $14.18       $14.31      $13.05       $12.99
                                                       ======       ======       ======      ======       ======
Total return(1)                                          0.85%(3)     9.08%       15.16%      15.88%        3.83%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $2,862       $2,214       $1,848      $2,645       $2,893
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.23%(2)     1.21%        1.21%       1.29%        1.34%(2)
   Net investment income (loss)                          3.18%(2)     2.43%        3.07%(5)    2.70%(5)     2.94%(2)(5)
Portfolio turnover rate                                    56%(3)       50%          62%        168%         187%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes realized gains and losses on foreign currency transactions.

68 Phoenix-Zweig Trust

--------------------------------------------------------------------------------

PHOENIX-ZWEIG STRATEGY FUND

                                                                          CLASS A
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED
                                          6/30/00                       YEAR ENDED DECEMBER 31,
                                        (UNAUDITED)     1999         1998         1997        1996         1995
                                        -----------     ----         ----         ----        ----         ----
Net asset value, beginning of period      $11.24       $14.80       $15.77       $15.01      $14.51       $12.36
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.10(4)      0.22(4)      0.17         0.20        0.20         0.27
   Net realized and unrealized gain
       (loss)                              (0.17)        0.07        (0.48)        2.49        1.68         2.80
                                           -----         ----        -----         ----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS      (0.07)        0.29        (0.31)        2.69        1.88         3.07
                                           -----         ----        -----         ----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.14)       (0.28)       (0.18)       (0.19)      (0.20)       (0.37)
   Dividends from net realized gains       (0.06)       (3.57)       (0.48)       (1.74)      (1.18)       (0.55)
                                           -----        -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                   (0.20)       (3.85)       (0.66)       (1.93)      (1.38)       (0.92)
                                           -----        -----        -----        -----       -----        -----
Change in net asset value                  (0.27)       (3.56)       (0.97)        0.76        0.50         2.15
                                           -----        -----        -----         ----        ----         ----
NET ASSET VALUE, END OF PERIOD            $10.97       $11.24       $14.80       $15.77      $15.01       $14.51
                                          ======       ======       ======       ======      ======       ======
Total return(1)                            (0.79)%(3)    2.63%       (1.88)%      18.07%      13.00%       25.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)   $162,122     $223,269     $409,065     $565,721    $581,149     $558,286
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       1.42%(2)     1.28%        1.24%        1.24%       1.28%        1.27%
   Net investment income                    1.89%(2)     1.54%        0.97%        1.20%       1.27%        1.92%
Portfolio turnover rate                      105%(3)      141%         116%         126%        181%          95%

PHOENIX-ZWEIG STRATEGY FUND

                                                                               CLASS B
                                                    --------------------------------------------------------------
                                                    SIX MONTHS                                           FROM
                                                       ENDED                                           INCEPTION
                                                      6/30/00          YEAR ENDED DECEMBER 31,         4/8/96 TO
                                                    (UNAUDITED)    1999         1998        1997       12/31/96
                                                    -----------    ----         ----        ----       --------
Net asset value, beginning of period                   $11.34       $14.90       $15.86      $15.07       $15.12
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.07(4)      0.12(4)      0.05        0.07         0.06
   Net realized and unrealized gain
       (loss)                                           (0.19)        0.07        (0.48)       2.53         1.13
                                                        -----         ----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                   (0.12)        0.19        (0.43)       2.60         1.19
                                                        -----         ----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.10)       (0.18)       (0.05)      (0.07)       (0.06)
   Dividends from net realized gains                    (0.06)       (3.57)       (0.48)      (1.74)       (1.18)
                                                        -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                                (0.16)       (3.75)       (0.53)      (1.81)       (1.24)
                                                        -----        -----        -----       -----        -----
Change in net asset value                               (0.28)       (3.56)       (0.96)       0.79        (0.05)
                                                        -----        -----        -----        ----        -----
NET ASSET VALUE, END OF PERIOD                         $11.06       $11.34       $14.90      $15.86       $15.07
                                                       ======       ======       ======      ======       ======
Total return(1)                                         (1.16)%(3)    1.91%       (2.61)%     17.33%        7.88%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $33,207      $47,557      $82,531     $76,820      $42,317
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    2.11%(2)     1.98%       1.94%       1.94%         1.98%(2)
   Net investment income (loss)                          1.19%(2)     0.84%        0.27%       0.50%        0.57%(2)
Portfolio turnover rate                                   105%(3)      141%         116%        126%         181%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                                                          Phoenix-Zweig Trust 69

--------------------------------------------------------------------------------

PHOENIX-ZWEIG STRATEGY FUND

                                                                          CLASS C
                                       ------------------------------------------------------------------------------
                                        SIX MONTHS                       YEAR ENDED DECEMBER 31,
                                           ENDED
                                          6/30/00
                                        (UNAUDITED)     1999        1998         1997        1996         1995
                                        -----------     ----        ----         ----        ----         ----
Net asset value, beginning of period      $11.31       $14.86       $15.81       $15.04       $14.56       $12.35
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.07(4)      0.12(4)      0.05         0.07         0.11         0.16
   Net realized and unrealized gain
       (loss)                              (0.19)        0.07        (0.48)        2.52         1.66         2.82
                                           -----         ----        -----         ----         ----         ----
     TOTAL FROM INVESTMENT OPERATIONS      (0.12)        0.19        (0.43)        2.59         1.77         2.98
                                           -----         ----        -----         ----         ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.10)       (0.17)       (0.04)       (0.08)       (0.11)       (0.22)
   Dividends from net realized gains       (0.06)       (3.57)       (0.48)       (1.74)       (1.18)       (0.55)
                                           -----        -----        -----        -----        -----        -----
     TOTAL DISTRIBUTIONS                   (0.16)       (3.74)       (0.52)       (1.82)       (1.29)       (0.77)
                                           -----        -----        -----        -----        -----        -----
Change in net asset value                  (0.28)       (3.55)       (0.95)        0.77         0.48         2.21
                                           -----        -----        -----         ----         ----         ----
NET ASSET VALUE, END OF PERIOD            $11.03       $11.31       $14.86       $15.81       $15.04       $14.56
                                          ======       ======       ======       ======       ======       ======
Total return(1)                            (1.17)%(3)    1.94%       (2.64)%      17.30%       12.19%       24.26%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period
       (thousands)                      $122,633     $184,924     $423,791     $591,512     $621,334     $530,300
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                       2.11%(2)     1.98%        1.94%        1.94%        1.98%        1.97%
   Net investment income                    1.19%(2)     0.81%        0.27%        0.50%        0.57%        1.22%
Portfolio turnover rate                      105%(3)      141%         116%         126%         181%          95%


PHOENIX-ZWEIG STRATEGY FUND

                                                                               CLASS I
                                                    --------------------------------------------------------------
                                                     SIX MONTHS                                            FROM
                                                        ENDED                                            INCEPTION
                                                       6/30/00           YEAR ENDED DECEMBER 31,         11/1/96 TO
                                                     (UNAUDITED)     1999         1998        1997        12/31/96
                                                     -----------     ----         ----        ----        --------
Net asset value, beginning of period                   $11.40       $14.94       $15.87      $15.07       $15.42
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                          0.12(4)      0.28(4)      0.17        0.23         0.04
   Net realized and unrealized gain
       (loss)                                           (0.18)        0.06        (0.45)       2.54         0.83
                                                        -----         ----        -----        ----         ----
     TOTAL FROM INVESTMENT OPERATIONS                   (0.06)        0.34        (0.28)       2.77         0.87
                                                        -----         ----        -----        ----         ----
LESS DISTRIBUTIONS
   Dividends from net investment income                 (0.15)       (0.31)       (0.17)      (0.23)       (0.04)
   Dividends from net realized gains                    (0.06)       (3.57)       (0.48)      (1.74)       (1.18)
                                                        -----        -----        -----       -----        -----
     TOTAL DISTRIBUTIONS                                (0.21)       (3.88)       (0.65)      (1.97)       (1.22)
                                                        -----        -----        -----       -----        -----
Change in net asset value                               (0.27)       (3.54)       (0.93)       0.80        (0.35)
                                                        -----        -----        -----        ----        -----
NET ASSET VALUE, END OF PERIOD                         $11.13       $11.40       $14.94      $15.87       $15.07
                                                       ======       ======       ======      ======       ======
Total return(1)                                         (0.66)%(3)    2.96%       (1.66)%     18.52%       5.68%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                  $1,572       $1,581       $1,407      $1,070         $903
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                    1.13%(2)     0.96%        0.94%       0.94%        0.98%(2)
   Net investment income (loss)                          2.19%(2)     1.92%        1.27%       1.50%        1.57%(2)
Portfolio turnover rate                                   105%(3)      141%         116%        126%         181%

----------------------------------
(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

70 Phoenix-Zweig Trust

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION

The Trust has filed a Statement of Additional Information, dated December 15, 2000, with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or


         o  by calling (800) 243-4361.

You may also obtain information about the Trust from the Securities and Exchange
Commission:

         o  through its internet site (http://www.sec.gov),

         o  by visiting its Public Reference Room in Washington, DC,

         o by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

         o  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SHAREHOLDER REPORTS

The Trust semiannually mails to its shareholders detailed reports containing information about the funds' investments. The Trust's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from January 1 through December
31. You may request a free copy of the Trust's Annual and Semiannual Reports:


         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or


         o  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                           MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 2-93538 and 811-04116                           [Recycle Logo] Printed on recycled paper using soybean ink

                                                          Phoenix-Zweig Trust 71

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford CT 06115-0480


[LOGO] PHOENIX
       INVESTMENT PARTNERS




For more information about
Phoenix mutual funds, please call
your financial representative or
contact us at 1-800-243-4361 or
www.phoenixinvestments.com




PXP 1197 (12/00)

                                                                     [Version A]
                               PHOENIX-ZWEIG TRUST

                         PHOENIX-ZWEIG APPRECIATION FUND
                        PHOENIX-ZWEIG FOREIGN EQUITY FUND
                       PHOENIX-ZWEIG GOVERNMENT CASH FUND
                          PHOENIX-ZWEIG GOVERNMENT FUND
                       PHOENIX-ZWEIG GROWTH & INCOME FUND
                          PHOENIX-ZWEIG MANAGED ASSETS
                           PHOENIX-ZWEIG STRATEGY FUND


                          900 Third Avenue, 31st Floor
                            New York, New York 10022


                       STATEMENT OF ADDITIONAL INFORMATION
                                December 15, 2000


   This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix-Zweig Trust (the "Trust"), dated December 15, 2000, and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling (800) 243-1574 or by writing to Phoenix Equity Planning Corporation at 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480.



                                TABLE OF CONTENTS

                                                                    PAGE

The Trust .........................................................    1
Investment Restrictions ...........................................    1
Investment Techniques & Risks .....................................    2
Performance Information............................................    8
Performance Comparisons ...........................................   10
Portfolio Turnover ................................................   11
Portfolio Transactions and Brokerage...............................   11
Services of the Advisers ..........................................   12
Net Asset Value ...................................................   14
How to Buy Shares .................................................   15
Alternative Purchase Arrangements .................................   15
Investor Account Services .........................................   18
How to Redeem Shares ..............................................   20
Tax Sheltered Retirement Plans ....................................   21
Dividends, Distributions and Taxes ................................   22
The Distributor ...................................................   23
Distribution Plans.................................................   25
Management of the Trust............................................   26
Additional Information ............................................   33
Appendix...........................................................   34

                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunication Device (TTY): (800) 243-1926



PXP1202 (12/00)

                                    THE TRUST

   Phoenix-Zweig Trust (the "Trust") is a diversified, open-end management investment company which was organized in 1984 as a Massachusetts business trust, then reorganized as a Delaware business trust in 1996.


   The Trust's Prospectus describes the investment objectives of the Phoenix-Zweig Appreciation Fund (the "Appreciation Fund"), the Phoenix-Zweig Foreign Equity Fund (the "Foreign Equity Fund"), the Phoenix-Zweig Government Cash Fund (the "Government Cash Fund"), the Phoenix-Zweig Government Fund (the "Government Fund"), the Phoenix-Zweig Growth & Income Fund (the "Growth & Income Fund"), Phoenix-Zweig Managed Assets ("Managed Assets"), and the Phoenix-Zweig Strategy Fund (the "Strategy Fund") (each, a "Fund" and, together, the "Funds"), the seven Funds currently offered by the Trust, and the strategies each Fund will employ in seeking to achieve its investment objective. The Funds' investment objectives are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. The following discussion describes the Fund's investment policies and techniques and supplements the disclosure in the Prospectus.



                             INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. However, these policies may be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for any or all of the Funds (i.e., a structure under which a particular Fund acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies).

   The Fund may not:

   (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


   (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities), except that the Government Cash Fund may invest more than 25% of its assets in instruments issued by domestic banks.


   (3) Borrow money, except (i) in amounts not to exceed one-third of the value of the Fund's total assets (including the amount borrowed) from banks, and (ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

   (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

   (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

   (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

   (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

   (8) Make loans, except that the Fund may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

   If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.


                         INVESTMENT TECHNIQUES AND RISKS

   The investment objective of each Fund, except Managed Assets, is deemed to be a fundamental policy and may not be changed without the approval of the shareholders of that Fund. Investment restrictions described in this Statement of Additional Information are fundamental policies of the Trust and may not be changed as to any Fund without the approval of such Fund's shareholders.

STRATEGY FUND, APPRECIATION FUND AND GROWTH & INCOME FUND

   The portfolio manager of the Strategy, Appreciation and Growth & Income Funds uses proprietary computer-driven models developed by Dr. Zweig and his associates to choose stocks for those funds. The models evaluate and rank 3,000 stocks based primarily on earnings momentum, relative valuation, changes in analysts' earnings estimates, earnings growth, price momentum, cash flow trend, payout ratio trend and other market measurements. The stock selection models may evolve or be replaced by other techniques intended to select stocks with the potential for growth. We will notify shareholders of any material change to the stock selection models.

MANAGED ASSETS

   Each foreign country in which Managed Assets intends to invest has a currency model, as well as stock and bond models similar to those used for determining the domestic asset allocation strategy. The Subadviser will normally allocate the Fund's assets within the following parameters: 0-60% in stocks, 0-60% in bonds and 0-100% in short-term debt instruments. A neutral mix will consist of 35% stocks, 35% bonds and 30% cash equivalents. This will occur when the research indicates that conditions do not favor one asset class over another. The Fund may use futures, forward currency contracts and options to increase or decrease its exposure to changing securities prices, interest rates or currency exchange rates.

FOREIGN EQUITY FUND

   The level of stocks and money market instruments, as well as the total level of investment in any particular country, will vary over time depending on the level of risk the Subadviser's models determine. As a model points to increasing levels of market risk in a particular country, the Fund will reduce its exposure to that country by selling stocks, by hedging market exposure with foreign stock index futures or options or by selling short.

   In selecting stocks, our models rank industry groups when available. From the higher ranked industry groups, we select stocks by evaluating and ranking them based on technical and fundamental factors. Additionally, we may invest in investment vehicles or groups of foreign stocks that, in the aggregate, are expected to perform similarly to a particular major foreign stock market index or foreign stock industry group, and in investment companies that invest in the securities of a particular country, commonly referred to as "Country Funds," that invest in the securities of a particular country.

   The Subadviser's currency model for each country provides a disciplined approach to managing currency risk. When the model indicates a strong likelihood that the foreign currency is going to increase in value against the U.S. dollar, the Fund will not hedge its exposure to the foreign currency. Otherwise, it will hedge its entire position using currency exchange contracts. In those countries where there is no mechanism to hedge against currency fluctuations, we will only invest in such countries when our models are bullish on both the equity market and the foreign currency. Some of the indicators in the currency model include the relative trend of real and nominal short-term interest rates, the movement of the trade-weighted foreign currency, and the momentum of the foreign currency against the U.S. dollar.

GOVERNMENT FUND

   The Government Fund seeks a high total return from current income and capital appreciation consistent with preservation of capital over the long term by investing primarily in U.S. Government and agency securities, including Government National Mortgage Association ("GNMA") mortgage-backed certificates and repurchase agreements collateralized by such securities. THE GOVERNMENT FUND MAY NOT INVEST IN STOCKS.

   Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency or instrumentality. Agencies and instrumentalities include: Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service.

   It is the Government Fund's policy that at least 65% of its total assets will be invested in U.S. Government securities (including GNMA certificates), except during times when the Subadviser believes that adoption of a temporary defensive position is desirable. For temporary defensive purposes, the Fund may hold cash or invest in money market instruments without limit.

   Investments for the Government Fund are chosen primarily by utilizing a model that incorporates various indicators such as: momentum of bond prices, short-term interest rate trends, inflation indicators, general economic and liquidity indicators, and other market indicators and statistics.

   The Fund may write covered call options and secured put options, and purchase put options on U.S. Government securities which are traded on an exchange or over-the-counter. The Fund also may purchase and sell interest rate futures contracts and purchase and write put and call options on such futures contracts as a means of hedging against changes in interest rates.

GOVERNMENT CASH FUND

   The Government Cash Fund may invest in U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an act of Congress, such as the Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service. Some of these securities, such as Federal Housing Administration debenture obligations, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Fund will not invest in obligations of the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, or the Inter-American Development Bank, or in FHA or VA pooled mortgages.

FOREIGN SECURITIES

   A Fund may invest in securities of foreign issuers, including equities and non-U.S. dollar-denominated money market securities, and sponsored and unsponsored ADRs, ADSs, EDRs, EDSs, GDRs, and GDSs. Shareholders should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations which are in addition to the usual risks inherent in domestic investments.

   Although the Trust intends to invest only in nations that the Manager considers to have relatively stable and friendly governments, there is the possibility of expropriation, nationalization, repatriation or confiscatory taxation, taxation of income earned in a foreign country and other foreign taxes, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations. In addition, in many countries there is less publicly available information about issuers than is available for U.S. companies. For example, ownership of unsponsored ADRs may not entitle the owner to financial or other reports from the issuer to which it might otherwise be entitled as the owner of a sponsored ADR. Moreover, foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to U.S. companies. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may also be subject to higher brokerage costs than domestic securities transactions. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States. In addition, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgment in foreign courts.

   Foreign stock markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Further, the inability to dispose of portfolio securities due to settlement problems could result either in losses because of subsequent declines in the value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Fixed commissions on some foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Manager will endeavor to achieve the most favorable net results on the Fund's portfolio transactions. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters that may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Manager seeks to mitigate the risks to the Fund associated with the foregoing considerations through diversification and continuous professional management.

   Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the United States. Clearance and settlement procedures on foreign markets are different and problems with settling security transactions could result in temporary periods when assets of the fund are uninvested and no return is earned on such amounts.

   Depository receipts are typically issued by foreign banks or trust companies, although they may also be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a U.S. corporation. Depository receipts may be issued pursuant to a sponsored program, where an issuer has made arrangements to have its securities traded in the form of depository receipts, or in unsponsored programs, where the issuer may not be directly involved in the creation of the program. Depository receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored depository receipts are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the depository receipts. Depository receipts also involve the risks of other investments in foreign stocks, as discussed above.

FUTURES CONTRACTS (ALL FUNDS EXCEPT THE GOVERNMENT CASH FUND)

   Upon entering into a futures contract, a Fund will initially be required to deposit with the custodian an amount of initial margin using cash or U.S. Treasury bills equal to approximately 1 1/2% of the contract amount. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract's initial margin does not involve the borrowing of funds by customers to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. In addition to initial margin, the Fund is required to deposit cash, liquid debt obligations, liquid equity securities or cash equivalents in an amount equal to the notional value of all long futures contracts, less the initial margin amount, in a segregated account with the custodian to ensure that the use of such futures contracts is not leveraged. If the value of the securities placed in the segregated account declines, additional securities, cash or cash equivalents must be placed in the segregated account so that the value of the account will at least equal the amount of the Fund's commitments with respect to such futures contracts.

   Subsequent payments, called maintenance margin, to and from the broker, will be made on a daily basis as the price of the underlying security fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." For example, when the Fund has purchased a futures contract and the price of the underlying security has risen, that position will have increased in value and the Fund will receive from the broker a maintenance margin payment equal to that increase in value. Conversely, when the Fund has purchased a futures contract and the price of the underlying security has declined, the position would be less valuable and the Fund would be required to make a maintenance margin payment to the broker. At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of maintenance margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

   While futures contracts based on securities do provide for the delivery and acceptance of securities, such deliveries and acceptances are very seldom made. Generally, the futures contract is terminated by entering into an offsetting transaction. An offsetting transaction for a futures contract sale is effected by the Fund entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument with the same delivery date. If the price in the sale exceeds the price in the offsetting purchase, the Fund immediately is paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting price, the Fund realizes a loss.

   There are several risks in connection with the use of futures contracts as a hedging device. One risk arises due to the imperfect correlation between movements in the price of the futures contracts and movements in the price of the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or currency being hedged.

   If the price of the futures contracts moves less than the price of the securities or currency hedged, the hedge will not be fully effective, but, if the price of the securities or currency being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities or currency being hedged has moved in a favorable direction, this advantage will be partially offset by the movement in the price of the futures contract. If the price of the futures contract moves more than the price of the security or currency, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the prices of the securities or currency which is the subject of the hedge.

   To compensate for the imperfect correlation of such movements in price, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of the securities or currency being hedged if the historical volatility of the prices of such securities or currency has been greater than the historical volatility of the futures contracts. Conversely, the Fund may buy or sell fewer futures contracts if the historical volatility of the price of the securities or currency being hedged is less than the historical volatility of the futures contracts.

   It is also possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund's portfolio may decline. If this occurred, the Fund would lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time, the value of a diversified portfolio will tend to move in the same direction as the futures contracts.

   Where futures are purchased to hedge against a possible increase in the cost of securities before a Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest in the relevant securities at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

   Another risk arises because the market prices of futures contracts may be affected by certain factors. First, all participants in the futures market are subject to initial margin and maintenance margin requirements. Rather than meeting maintenance margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the debt securities and futures markets. Second, from the point of view of speculators, the margin requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions.

   Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in securities and movements in the prices of futures contracts, a correct forecast of interest rate trends by the Manager may still not result in a successful hedging transaction over a very short period of time.

   The hours of trading for futures contracts may not conform to the hours during which the underlying securities are traded. To the extent that the futures contracts markets close after the markets for the underlying securities, significant price movements can take place in the futures contracts markets that cannot be reflected in the markets of the underlying securities.

   Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of maintenance margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

   Successful use of futures contracts by the Trust is also subject to the Manager's ability to correctly predict movements in the direction of interest rates and other factors affecting markets for securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio and prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet maintenance margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

FUTURES CONTRACTS ON GOVERNMENT SECURITIES

   Currently futures contracts can be purchased and sold with respect to U.S. Treasury bonds, U.S. Treasury notes and GNMA certificates on the Chicago Board of Trade, and with respect to U.S. Treasury bills on the International Monetary Market at the Chicago Mercantile Exchange.

INVESTMENT COMPANIES (ALL FUNDS EXCEPT THE GOVERNMENT CASH FUND)

   Investments by the Trust in investment companies will be effected by independent investment managers, and the Trust will have no control over the investment management, custodial arrangements or operations of any investments made by such investment managers. Some of the funds in which a Fund may invest could also incur more risks than would be the case for direct investments. For example, they may engage in investment practices that entail greater risks or invest in companies whose securities and other investments are more volatile. In addition, the funds in which a Fund of the Trust invests may or may not have the same fundamental investment limitations as those of the Fund itself. While a potential benefit of investing in closed-end investment companies would be to realize value from a decrease in the discount from net asset value at which some closed-end funds trade, there is also the potential that such discount could grow, rather than decrease.

   By investing in investment companies indirectly through the Trust, a shareholder of the investing Fund will bear not only a proportionate share of the expenses of that Fund (including operating costs and investment advisory and administrative fees) but also, indirectly, similar expenses of the investment companies in which the Fund invests. A shareholder may also indirectly bear expenses paid by investment companies in which the Fund invests related to the distribution of such investment companies' shares. Some of the open-end investment companies in which the Fund may invest may limit the ability of shareholders (including a Fund of the Trust) to redeem their shares.

   Closed-end investment companies frequently trade at a discount from net asset value. Only if the discount is sufficiently large will the additional income earned by a portfolio purchased at a discount offset the additional layer of expense. If shares of another investment company are purchased at a discount which subsequently declines, performance will be better than it would have been had the underlying instruments been purchased directly. Our funds will invest in another investment company only if the portfolio manager believes that the fund's investment objective will be furthered by doing so. The Government Cash Fund will not normally invest in any other investment companies.

   The Government Cash Fund may not invest in securities of investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets. The other Funds may not invest in investment companies except by purchase in the open market involving only customary brokers' commissions, in connection with a merger, consolidation, reorganization, or acquisition of assets, or as otherwise permitted by applicable law. Current law prohibits any Fund from (i) owning more than 3% of the voting securities of any one investment company; (ii) investing more than 5% of its assets in the securities of any one investment company; or (iii) investing more than 10% of its assets in securities issued by investment companies. Any Fund is also prohibited from owning more than 10% of the voting securities of a registered closed-end investment company. If the investment securities of another investment company were the only investment securities held by a Fund, these restrictions would not apply to that Fund. All Funds may also invest in other investment companies to facilitate the implementation of a master-feeder structure.

OPTIONS (ALL FUNDS EXCEPT THE GOVERNMENT CASH FUND)

   When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as an asset and as an offsetting liability. The amount of the liability is "marked-to-market" daily to reflect the current market value of the option, which is the last sale price on the principal exchange on which such option is traded or, in the absence of a sale, the mean between the latest bid and offering prices. If an option written by the Fund expires, or a Fund enters into a closing purchase transaction, the Fund will realize a gain (or, in the latter case, a loss, if the cost of a closing transaction exceeds the premium received) and the liability related to such option will be extinguished.

   The premium paid by a Fund for the purchase of a put option (its cost) is recorded initially as an investment, the value of which is subsequently adjusted to the current market value of the option. If the current market value of a put option exceeds its premium, the excess represents unrealized appreciation; conversely, if the premium exceeds the current market value, the excess represents unrealized depreciation. The current market value of an option purchased by a Fund equals the option's last sale price on the principal exchange on which it is traded or, in the absence of a sale, the mean between the latest bid and offering prices.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs on the sale of underlying securities pursuant to the exercise of put options. If a Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

   Reasons for the absence of a liquid secondary market on an exchange include the following: (a) there may be insufficient interest in trading certain options; (b) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (c) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (d) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (e) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (f) one or more exchanges might, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

   In addition, there is no assurance that higher-than-anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

   The amount of the premiums which a Fund may pay or receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option purchasing and writing activities.

   In the event of a shortage of the underlying securities deliverable on exercise of a listed option, the OCC has the authority to permit other, generally comparable securities to be delivered in fulfillment of option exercise obligations. If the OCC exercises its discretionary authority to allow such other securities to be delivered, it may also adjust the exercise prices of the affected options by setting different prices at which otherwise ineligible securities may be delivered. As an alternative to permitting such substitute deliveries, the OCC may impose special exercise settlement procedures.

OPTIONS ON FUTURES CONTRACTS

   Currently, options can be purchased or sold with respect to futures contracts on U.S. Treasury bonds on the Chicago Board of Trade.

   The Fund is required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those applicable to interest rate futures contracts described above. In addition, net option premiums are included as initial margin deposits. As with options on debt securities, the writer of an option on a futures contract may terminate his position by selling or purchasing an option of the same series. The ability to establish and close out positions on such options is subject to the existence of a liquid secondary market. The Fund will not purchase options on futures contracts on any exchange unless and until, in the Manager's opinion, the market for such options is sufficiently liquid that the risks in connection with options on futures contracts are not greater than the risks in connection with futures contracts.

   Compared to the purchase or sale of futures contracts, the purchase of options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the prices of debt securities. Writing an option on a futures contract involves risks similar to those arising in the sale of futures contracts, as described above.

   In purchasing and selling futures contracts and in purchasing options on futures contracts, the Fund will comply with rules and interpretations of the Commodity Futures Trading Commission ("CFTC") under which it is exempted from regulation as a commodity pool operator. The CFTC regulations which exempt the Fund from regulation as a commodity pool operator require, among other things,
(i) that futures and related options be used solely for bona fide hedging purposes, as defined in CFTC regulations or, alternatively, with respect to each long futures or options position, the Fund will ensure that the underlying commodity value of such contract does not exceed the sum of segregated cash or money market instruments, margin deposits on such contracts, cash proceeds from investments due in 30 days and accrued profits on such contracts held by the commodity broker, and (ii) that the Fund not enter into futures and related options for which the aggregate initial margin and premiums exceed 5% of the fair market value of the Fund's total assets. There is no other limitation on the percentage of the Fund's assets that may be invested in futures and related options. The Internal Revenue Code's requirements for qualification as a regulated investment company may limit the extent to which the Fund can engage in futures transactions.

OPTIONS ON GOVERNMENT SECURITIES

ON TREASURY BONDS AND NOTES. Because the trading interest in Treasury bonds and notes tends to center on the most recently auctioned issues, the exchanges will not continue indefinitely to introduce new expirations with respect to such options to replace expiring options on particular issues. The expirations introduced at the commencement of options trading on a particular issue will be allowed to run, with the possible addition of a limited number of new expirations, as the original expirations expire. Options trading on each issue of bonds or notes will thus be phased out as new options are listed on more recent issues, and a full range of expirations will not ordinarily be available on the exchange for every issue on which options are traded.

ON TREASURY BILLS. Because the deliverable Treasury bill changes from week to week, writers of Treasury bill calls cannot provide in advance for their potential exercise settlement obligations by acquiring and holding the underlying security. However, if the Fund holds a long position in Treasury bills with a principal amount corresponding to the contract size of the option, it may be hedged from a risk standpoint. In addition, the Fund will maintain Treasury bills, maturing no later than those which would be deliverable in the event of exercise of a call option it has written, in a segregated account with its custodian so that it will be treated as being covered for margin purposes.

ON GNMA CERTIFICATES. Options on GNMA certificates are not currently traded on any national securities exchange, although the Securities and Exchange Commission (the "Commission") has approved such options for trading on the Chicago Board Options Exchange. Since the remaining principal balance of GNMA certificates declines each month as mortgage payments are made, the Fund, as a writer of a GNMA call, may find that the GNMA certificates it holds no longer have a sufficient remaining principal balance to satisfy its delivery obligation in the event of exercise of the call option it has written. Should this occur, additional GNMA certificates from the same pool (if obtainable), or replacement GNMA certificates, will have to be purchased in the cash market to meet delivery obligations. The Fund will either replace GNMA certificates representing cover for call options it has written, or maintain in a segregated account with its custodian cash or U.S. Government securities or other appropriate high grade debt obligations having an aggregate value equal to the market value of the GNMA certificates underlying the call options it has written.

   The hours of trading for options on U.S. Government securities may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

   Options are traded on exchanges on only a limited number of U.S. Government securities, and exchange regulations limit the maximum number of options which may be written or purchased by a single investor or a group of investors acting in concert. The Trust and other clients advised by the Manager may be deemed to constitute a group for these purposes. In light of these limits, the Trust's Board of Trustees (the "Board of Trustees" or the "Board") may determine at any time to restrict or terminate the public offering of the Fund's shares (including through exchanges from the other Funds).

   Exchange markets in options on U.S. Government securities are a relatively new and untested concept and it is impossible to predict the amount of trading interest that may exist in such options. There can be no assurance that viable exchange markets will develop or continue.

REPURCHASE AGREEMENTS (ALL FUNDS)

   Repurchase agreements involve purchases of securities by a Fund. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller who also simultaneously agrees to buy back the security at a fixed price and time. This assumes a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The manager monitors the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws.


                             PERFORMANCE INFORMATION

GOVERNMENT CASH FUND

   From time to time, the Trust determines a current yield and effective yield for each class of shares of the Government Cash Fund. For a further discussion of how the Trust calculates yield, see "Pricing of Fund Shares" in the Prospectus.

   The effective yield is an annualized yield based on a compounding of the unannualized base period return. The effective yield will be slightly higher than the yield or seven-day current yield because of the compounding effect of the assumed reinvestment.

   These yields are each computed in accordance with a standard method prescribed by the rules of the Commission, by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized base period return equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:


                             Net Change in Account Value    365
           Current Yield =  ----------------------------- X ---
                               Beginning Account Value       7


                                                      365
           Effective Yield = [(1 + Base Period Return)---] -1
                                                       7

   For the seven days ended December 31, 1999, the Government Cash Fund's current and effective (compounded) yields were 5.06% and 5.16%, respectively, for Class A Shares; 4.36% and 4.44%, respectively, for Class B Shares; 5.06% and 5.16%, respectively, for Class C Shares; and 5.36% and 5.48%, respectively, for Class I Shares.

   Yield is a function of portfolio quality and composition, portfolio maturity and operating expenses. Yields fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments or other investment companies that may use a different method of calculating yield.

OTHER FUNDS

   The Trust will include performance data for Class A, Class B, Class C and Class I Shares of each Fund in its advertisements, sales literature and other information distributed to the public that includes performance data of a Fund. Such performance information will be based on investment yields or total returns for the Fund.

YIELD

   Yield may not be the same as the distribution rate or the income reported in the Fund's financial statements. We compute yield by taking the interest and dividend income a Fund earns in a 30-day period, net of expenses, and dividing that amount by the average number of shares entitled to receive dividends. Yield will be calculated, using a one-month base period, according to the following formula:

                        Yield = 2 X [(a-b/cd) + 1] 6 - 1

   Where:

   a = dividends and interest earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of shares outstanding during the period that were entitled  to receive dividends
   d = the maximum offering price per share on the last day of the period.

   The annualized yield for the Class A, Class B, Class C and Class I Shares of the Government Fund at December 31, 1999 was 4.34%, 3.84%, 4.10% and 4.86%.

AVERAGE ANNUAL TOTAL RETURN

   Total return represents the average annual compounded rate of return on an investment of $1,000 at the maximum public offering price (in the case of Class A Shares) or reflecting the deduction of any applicable CDSC. All data are based on past investment results.

   Average annual total return for a given period is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1 + T)n = ERV

   Where:

       P = a hypothetical initial investment in the Fund of $1,000
       T = average annual total return
       n = number of years in period
     ERV = ending redeemable value at the end of the period of a hypothetical
           $1,000  investment in the Fund made at the beginning of the period.

   The following table summarizes the calculation of total return for each Fund (including the effect of the maximum sales charge) where applicable, through December 31, 1999.

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1999

                             YEAR ENDED        FIVE YEARS ENDED     TEN YEARS ENDED         COMMENCEMENT OF OPERATIONS*
FUND                          12/31/99             12/31/99            12/31/99                    TO 12/31/99
----                          --------             --------            --------                    -----------
CLASS A SHARES
--------------
Appreciation Fund              (7.20)%              10.24%                --                      9.63%
Foreign Equity Fund            16.22%                --                   --                     12.53%
Government Cash Fund            4.52%                4.86%                --                      4.74%
Government Fund                (7.21)%               4.43%                5.38%                   --
Growth & Income Fund           (4.47)%               --                   --                      4.99%
Managed Assets                  2.82%               11.73%                --                      9.69%
Strategy Fund                  (3.02)%               9.70%                9.15%                   --

                                            YEAR ENDED                 FIVE YEARS ENDED      COMMENCEMENT OF OPERATIONS*
FUND                                         12/31/99                     12/31/99                   TO 12/31/99
----                                         --------                     --------                   -----------
CLASS B SHARES
--------------
Appreciation Fund                             (5.40)%                         --                          7.01%
Foreign Equity Fund                           18.06%                          --                         13.56%
Government Cash Fund                          (0.20)%                         --                          4.09%
Government Fund                               (6.95)%                         --                          3.64%
Growth & Income Fund                          (3.21)%                         --                          5.33%
Managed Assets                                 4.06%                          --                         11.71%
Strategy Fund                                 (1.13)%                         --                          5.79%

CLASS C SHARES
--------------
Appreciation Fund                             (2.49)%                       10.73%                        8.48%
Foreign Equity Fund                           21.85%                        --                           14.65%
Government Cash Fund                           4.52%                        4.86%                         4.74%
Government Fund                               (3.09)%                       4.95%                         4.63%
Growth & Income Fund                           0.45%                        --                            6.19%
Managed Assets                                 8.01%                        12.19%                        9.81%
Strategy Fund                                  1.94%                        10.17%                        8.67%

CLASS I SHARES
--------------
Appreciation Fund                             (1.45)%                       --                            8.44%
Government Cash Fund                           4.83%                        --                            5.11%
Government Fund                                2.31%                        --                            4.80%
Growth & Income Fund                           1.46%                        --                            7.25%
Managed Assets                                 9.08%                        --                           13.94%
Strategy Fund                                  2.96%                        --                            7.80%


   *Since inception, March 25, 1985 for Class A Shares of the Government Fund; December 29, 1989 for Class A Shares of the Strategy Fund; October 7, 1991 for Class A Shares of the Appreciation Fund, Strategy Fund, and the Government Fund; and February 4, 1992 for Class C Shares of the Appreciation Fund, Strategy Fund, and the Government Fund; February 8, 1993 for Class A and Class C Shares of Managed Assets; May 1, 1994 for Class A and Class C Shares of the Government Cash Fund; April 8, 1996 for Class B Shares of the Appreciation Fund, Government Cash Fund, Strategy Fund, Managed Assets, and Government Fund; November 1, 1996 for Class I Shares of the Appreciation Fund, Strategy Fund, Government Cash Fund, and Managed Assets; November 26, 1996 for Class A, Class B, Class C and Class I Shares of the Growth & Income Fund; July 14, 1997 for Class I Shares of the Government Fund; and November 24, 1997 for Class A, Class B, Class C and Class I Shares of the Foreign Equity Fund.

   The investment results of the Class A, Class B, Class C and Class I Shares of a Fund will tend to fluctuate over time, so that historical yields, current distributions and total returns should not be considered representations of what an investment may earn in any future period. Actual dividends will tend to reflect changes in market yields, and will also depend upon the level of a Class's or Fund's expenses, realized or unrealized investment gains and losses, and the results of such Fund's investment policies. Thus, at any point in time, investment yields, current distributions or total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.


                             PERFORMANCE COMPARISONS

   The Trust, a Fund or Class of a Fund may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and rating services such as Morningstar, Inc. Additionally, the Trust or a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poor's The Outlook, Investor's Daily and Personal Investor. The total return may be used to compare the performance of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-

Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.


                               PORTFOLIO TURNOVER

   The Funds pay brokerage commissions for purchases and sales of portfolio securities. A high rate of portfolio turnover generally involves a correspondingly greater amount of brokerage commissions and other costs which must be borne directly by a Fund and thus indirectly by its shareholders. It may also result in the realization of larger amounts of short-term capital gains, which are taxable to shareholders as ordinary income. If such rate of turnover exceeds 100%, the Funds will pay more in brokerage commissions than would be the case if they had lower portfolio turnover rates. Historical turnover rates can be found under the heading "Financial Highlights" located in the Trust's Prospectus.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

ALL FUNDS OTHER THAN THE GOVERNMENT CASH FUND

   The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.

   For the fiscal years ended December 1997, 1998 and 1999, brokerage commissions paid by the Trust on portfolio transactions totaled $5,201,346, $4,675,146 and $2,689,559, respectively. In the fiscal years ended October 1997, 1998 and 1999, the Trust paid brokerage commissions of $420,251, $670,940 and $91,727, respectively, to PXP Securities Corp., its prior distributor and an affiliate of its current Distributor. For the fiscal year ended December 31, 1999, the amount paid to PXP Securities Corp. was 3.40% of total brokerage commissions paid by the Trust and was paid on transactions amounting to 1.70% of the aggregate dollar amount of transactions involving the payment of commissions. Brokerage commissions of $492,576 paid during the fiscal year ended December 31, 1999, were paid on portfolio transactions aggregating $340,087,985 executed by brokers who provided research and other statistical information.

   Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and efficient execution of orders in an effective manner at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Trust. Information so received will enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. Such information may be useful and of value to the Adviser and its affiliates in servicing other clients as well as the Trust; in addition, information obtained by the Adviser and its affiliates in servicing other clients may be useful and of value to the Adviser in servicing the Trust. In allocating brokerage, the Adviser may also consider research provided to its Subadviser pursuant to the Servicing Agreement.

   The Trust may from time to time allocate brokerage commissions to firms that furnish research and statistical information to the Adviser. The supplementary research supplied by such firms is useful in varying degrees and is of indeterminable value. Such research may, among other things, include advice regarding economic factors and trends, advice as to occasional transactions in specific securities and similar information relating to securities. No formula has been established for the allocation of business to such brokers. Consideration may be given to research provided and payment may be made of a fee higher than that charged by another broker-dealer which does not furnish research services or which furnishes research services deemed to be of lesser value, so long as the criteria of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "1934 Act") are met. Section 28(e) of the 1934 Act specifies that a person with investment discretion shall not be deemed to have acted unlawfully or to have breached a fiduciary duty solely because such person has caused the account to pay a higher commission than the lowest available under certain circumstances. To obtain the benefit of Section 28(e), the person so exercising investment discretion must make a good faith determination that the commissions paid are reasonable in relation to the value of the brokerage and research services provided viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.

   Currently, it is not possible to determine the extent to which commissions that reflect an element of value for research services might exceed commissions that would be payable for execution series alone, nor generally can the value of research services be measured. Research services furnished might be useful and of value to the Adviser and its affiliates in serving other clients as well as the Trust, but on the other hand any research service obtained by the Adviser or the Distributor from the placement of portfolio brokerage of other clients might be useful and of value to the Adviser in carrying out its obligation to the Trust.

   There are no fixed limitations regarding the Trust's portfolio turnover rate. In computing the portfolio turnover rate, all securities, including options, the maturities or expiration dates of which at the time of acquisition are one year or less, are excluded. Subject to this exclusion, the turnover rate is calculated by dividing (A) the lesser of purchases or sales of portfolio securities of a particular Fund for the fiscal year by (B) the monthly average of the value of portfolio securities owned by the particular Fund during the fiscal year.

   The options activities of the Strategy Fund, Appreciation Fund, Growth & Income Fund, Managed Assets, Foreign Equity Fund and Government Fund may affect their respective turnover rates, the amount of brokerage commissions paid by each Fund and the realization of net short-term capital gains. Such gains, when distributed, are taxed to shareholders (other than retirement plans) at ordinary income tax rates. There are no fixed limitations regarding the Strategy Fund's portfolio turnover. Securities satisfying the basic policies and objectives of the Strategy Fund may be disposed of when they are no longer deemed to be suitable. High portfolio turnover involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "Determination of Net Asset Value" and "Dividends, Distributions and Taxes."

   The exercise of calls written by a Fund may cause the Fund to sell portfolio securities, thus increasing its turnover rate. The exercise of puts also may cause a sale of securities and increase turnover. Although such exercise is within the Fund's control, holding a protective put might cause the Fund to sell the underlying securities for reasons which would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a security in connection with the exercise of a put or call. Some commissions may be higher than those which would apply to direct purchases or sales of portfolio securities.

GOVERNMENT CASH FUND

   The Adviser places orders for the purchase and sale of securities for the Government Cash Fund. All the Government Cash Fund's portfolio transactions are principal transactions with major dealers in money market instruments on which no brokerage commission is paid. Purchases from or sales to dealers serving as market-makers include the spread between the bid and asked prices. Transactions are allocated to various dealers according to the best judgment of the Adviser and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to this consideration, dealers who provide supplemental investment research, statistical or other services to the Adviser may receive orders for transactions by the Government Cash Fund.


                            SERVICES OF THE ADVISERS

   Phoenix/Zweig Advisers LLC ("Phoenix/Zweig" or the "Adviser") (formerly Zweig/Glaser Advisers LLC) is the investment adviser to each of the funds and is located at 900 Third Avenue, New York, NY 10022. As of December 31, 1999, Phoenix/Zweig was managing twelve funds with net assets of approximately $1.8 billion and two closed-end funds with assets in excess of $1.4 billion. Phoenix/Zweig has been managing funds since September 1986.

   Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect St., Hartford, CT 06115. PXP is a publicly-traded independent registered investment advisory firm, and has served investors for over 70 years. As of December 31, 1999, PXP had approximately $64.6 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Phoenix/Zweig in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL, and Scotts Valley, CA, respectively.

   Overall responsibility for the management and supervision of the Trust and the Funds rests with the Trustees of the Phoenix-Zweig Trust (the "Trustees"). Phoenix/Zweig's services under its Management Agreement are subject to the direction of the Trustees.

   The Management Agreement will continue in effect for two years if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Management Agreement was last approved by the Trustees on January 12, 1999 and by shareholders on February 25, 1999.

   The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

   Pursuant to the Management Agreement, the Adviser: (a) supervises and assists in the management of the assets of each Fund, furnishes each Fund with research, statistical and advisory services and provides regular reports to the Trustees;
(b) provides advice and assistance with the operations of the Trust, compliance support, preparation of the Trust's registration statements, proxy materials and other documents and advice and assistance of the Adviser's General Counsel; (c) makes investment decisions for the Trust; (d) selects brokers and dealers to execute transactions for each Fund; (e) ensures that investments follow the investment objective, strategies, and policies of that Fund and comply with government regulations; and (f) furnishes office facilities, personnel necessary to provide advisory services to the Funds, personnel to serve without salaries as officers or agents of the Trust and compensation and expenses of any Trustees who are also full-time employees of the Adviser or any of its affiliates. Pursuant to the Servicing Agreement, Phoenix/Zweig has delegated to Zweig the responsibility for making asset allocation decisions for the Funds.

   The Funds' Subadviser is Zweig Consulting, LLC ("Zweig" or the "Subadviser"). Its principal offices are located at 900 Third Ave., New York, NY 10022. Zweig's services under the Servicing Agreement are subject to the direction of both the Trustees and Phoenix/Zweig. Under a Servicing Agreement with Phoenix/Zweig, Zweig's duties to each Fund include: (1) promoting the interests of the Trust; and (2) performing asset allocation research and analysis.

   In managing the assets of the Funds, the Adviser furnishes continuously an investment program for each Fund consistent with the investment objectives and policies of that Fund. More specifically, the Adviser determines from time to time what securities shall be purchased for the Trust and what securities shall be held or sold by the Trust. The Subadviser determines what portion of the Trust's assets shall be allocated between stocks, bonds and cash, as appropriate, taking into account each Fund's investment objective. Both the Subadviser and Adviser are subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Trust, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. To carry out such determinations, the Adviser places order for the investment and reinvestment of each Fund's assets (see "Portfolio Transactions and Brokerage").

   The Trust pays the Adviser for its services, pursuant to the Management Agreement, a monthly fee at the annual rate of 0.50% of the average daily net assets of the Government Cash Fund, 0.60% of the average daily net assets of the Government Fund, 0.75% of the average daily net assets of the Strategy Fund and the Growth & Income Fund, and 1.00% of the average daily net assets of the Appreciation Fund, Managed Assets, and Foreign Equity Fund.

   For services to the Trust during the fiscal years ended December 31, 1997, 1998 and 1999, the Adviser received fees of $20,527,925, $20,835,087 and
$15,198,917, respectively, under the Management Agreement in effect. Of these totals, the Adviser received fees from each Fund as follows:


FUND                            1997                1998                1999
----                            ----                ----                ----
Appreciation Fund            $5,195,484          $5,478,055          $3,318,029
Foreign Equity Fund               2,927              66,869              80,425
Government Cash Fund            302,623             433,374             827,398
Government Fund                 257,892             249,834             243,176
Growth & Income Fund            160,389             303,824             214,196
Managed Assets                5,454,174           5,677,160           5,597,860
Strategy Fund                 9,154,436           8,625,971           4,917,833

   The Adviser has voluntarily undertaken to limit the expenses of the Government Cash Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2001 to 0.35% of its average daily net assets. During the years ended December 31, 1997, 1998 and 1999, the Adviser reimbursed $251,454, $296,837 and $489,015, respectively, to the Government Cash Fund. The Adviser reserves the right to discontinue this policy at any time after April 30, 2001.

   The Adviser had voluntarily undertaken to limit the expenses of the Foreign Equity Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1999 to 1.50% of its average daily net assets. For the period January 1, 1999 to April 30, 1999, the Adviser reimbursed $35,865 to the Foreign Equity Fund. For the year ended December 31, 1998, the Adviser reimbursed $148,672 to the Foreign Equity Fund. For the period November 24, 1997 (commencement of operations) to December 31, 1997, the Adviser reimbursed $10,260 to the Foreign Equity Fund.

   The Adviser had also voluntarily undertaken to limit the expenses of the Growth & Income Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 1998 to 1.00% of its average daily net assets. During the years ended December 31, 1998 and 1997, the Adviser reimbursed $13,761 and $148,969, respectively, to the Growth & Income Fund.

   The Adviser may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Trust. The Distributor or its affiliates may provide the Adviser (without charge to the Trust) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to certain Funds of the Trust.

   The Trust, its Adviser and Subadviser, and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order.


                                 NET ASSET VALUE

   FOR ALL FUNDS, the net asset value per share of each class of shares of each Fund is determined as of the close of regular trading on the NYSE (normally 4:00 p.m. eastern time), and as of 2:00 p.m. eastern time for the Government Cash Fund, on each day that the NYSE is open. The NYSE is closed on the following holidays (or the weekdays on which these holidays are celebrated when they fall on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   Shares are entitled to dividends as declared by the Board and, on liquidation of a Fund, are entitled to receive their share of the net assets of the Fund. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.

   We subtract the non-class specific liabilities of a Fund from the Fund's assets to determine its total net assets. We then determine each class's proportionate interest in the Fund's net assets. The liabilities attributable to that class, including its distribution fees, are then deducted and the resulting amount is divided by the number of shares of that class outstanding to produce its net asset value per share.

   Stocks, futures and options are valued at the closing prices reported on recognized securities exchanges or, if no sale was reported, and for unlisted securities, at the mean between the last-reported bid and asked prices. Bonds and other fixed-income securities are valued at prices obtained from an established bond-pricing service when such prices are available. Forward foreign currency contracts are valued using forward currency exchange rates supplied by a quotation service. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees. Short-term obligations having a remaining maturity of 60 days or less are valued at amortized cost (which approximates market value). The Government Cash Fund values all short-term investments using the amortized cost method pursuant to Rule 2a-7 under the Investment Company Act of 1940.

   THE GOVERNMENT CASH FUND. The Board of Trustees (the "Board") has determined that it is in the best interests of the Government Cash Fund and its shareholders to seek to maintain a stable net asset value per share, and that the appropriate method for valuing portfolio securities is the amortized cost method, provided that such method continues to fairly reflect the market-based net asset value per share. The Board shall continuously review this method of valuation and make changes that may be necessary to assure that the Government Cash Fund's instruments are valued at their fair value as determined by the Board in good faith.

   The Board has determined that the Government Cash Fund will comply with the conditions of Rule 2a-7 under the Act regarding the amortized cost method of valuing portfolio securities. Under Rule 2a-7, the Board is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share of the Fund for purposes of distribution and redemption, at $1.00 per share. These procedures include periodically monitoring, as the Board deems appropriate, at such intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon available indications of market value. The Board will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the amortized cost value and the market value per share. The Board will take such steps as it considers appropriate (e.g., redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends, or utilizing a net asset value per share determined by using market quotations) to minimize any material dilution or other unfair results that might arise from differences between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon market value.

   Rule 2a-7 requires that a dollar-weighted average portfolio maturity of not more than 90 days, appropriate to the objective of maintaining a stable net asset value of $1.00 per share, be maintained, and precludes the purchase of any instrument with a remaining time to maturity of more than 397 calendar days. However, the underlying securities used as collateral for repurchase agreements are not subject to these restrictions, because a repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is deemed to occur. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Government Cash Fund will invest its available cash in a manner that will reduce such average maturity to 90 days or less as soon as reasonably practicable. Rule 2a-7 also requires the Government Cash Fund to limit its investments to instruments that the Board determines present minimal credit risks and that have been given one of the two highest rating categories by nationally recognized statistical rating organizations, or, in the case of instruments that are not so rated, are of comparable quality as determined under procedures established by the Board.

   It is the normal practice of the Government Cash Fund to hold portfolio securities to maturity and realize their par values, unless a prior sale or other disposition thereof is mandated by redemption requirements or other extraordinary circumstances. A debt security held to maturity is redeemable by its issuer at its principal amount plus accrued interest. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Government Cash Fund (computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above) may tend to be higher than a similar computation made by utilizing a method of valuation based upon market prices and estimates. The Government Cash Fund may, to a limited extent, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if the Adviser believes such disposition advisable, or necessary to generate cash to satisfy redemptions. In such cases, the Government Cash Fund may realize a gain or loss.


                                HOW TO BUY SHARES

   The minimum initial investment is $500, and the minimum subsequent investment is $25 for Class A, Class B or Class C Shares. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan (a bank draft investing program administered by the Distributor), or pursuant to the Systematic Exchange privilege, or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class I Shares is $1,000,000 with no minimum subsequent investment. Completed applications for the purchase of shares should be mailed to: Phoenix-Zweig Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.


                        ALTERNATIVE PURCHASE ARRANGEMENTS

   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Orders received by dealers prior to the close of trading on the New York Stock Exchange (2:00 p.m. for shares of the Government Cash Fund) are confirmed at the offering price effective at that time, provided the order is received by the Authorized Agent prior to its close of business.

   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or Class C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time.

   Dividends paid by the Fund, if any, with respect to each Class of Shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each Class of Shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."

CLASS A SHARES
   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed, except that a 1.00% deferred sales charge applies to shares purchased by an investor in amounts over $1 million if redeemed within 12 months of purchase. Such deferred sales charge may be waived under certain conditions. Class A Shares are subject to ongoing distribution and services fees at an annual rate of 0.30% of the Fund's aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES

   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within six years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

   Class B Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares seven years after the end of the calendar month in which the shareholder's order to purchase was accepted subject to the qualifications described in the Funds' Prospectus. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time from most of the burden of such distribution related expenses. The seven-year time limit has been deemed sufficient for the Adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares.

   Class B Shares include all shares purchased pursuant to the deferred sales charge alternative which have been outstanding for less than the period ending seven years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and services fees. Such conversion will be on the basis of the relative net asset value of the two classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A Shares, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.

CLASS C SHARES

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to ongoing distribution and services fees at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares for the Strategy Fund, Appreciation Fund, Growth & Income Fund, Managed Assets and Foreign Equity Fund, and 0.75% and 0.30% for the Government and Government Cash Funds, respectively.

CLASS I SHARES

   Class I Shares are offered primarily to persons subject to the Subadviser's Code of Ethics relating to personal securities transactions and to tax-exempt retirement plans specifically affiliated with the Subadviser, as well as certain institutional investors. If you are eligible to purchase and do purchase Class I Shares, you will pay no sales charge at any time. There are no distribution and service fees applicable to Class I Shares. Class I Shares are not available in all states.

CLASS A SHARES--REDUCED INITIAL SALES CHARGES

   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.

   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Zweig Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2),
(3) or (5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates;
(9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix-Zweig Funds qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans;
(12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, trust company, or bank trust department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000 and by retirement plans with assets of $1,000,000 or more or at least 50 eligible employees; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds, Phoenix-Zweig Funds, Phoenix-Engemann Funds or Phoenix-Seneca Funds if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund, Phoenix-Zweig Fund, Phoenix-Engemann Fund or Phoenix-Seneca Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund; (17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients; (18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; or (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of the Phoenix-Zweig Funds (other than Phoenix-Goodwin Money Market Fund Class A Shares and Phoenix-Zweig Government Cash Fund Class A or Class M Shares) or other Affiliated Phoenix Fund, if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section 403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Funds.

   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of the Phoenix-Zweig Funds (other than Phoenix-Goodwin Money Market Fund Class A Shares and Phoenix-Zweig Government Cash Fund Class A or Class M Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or Class B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   RIGHT OF ACCUMULATION. Your purchase of any class of shares of the Phoenix-Zweig Funds, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A Share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.

CLASS A SHARES--WAIVER OF DEFERRED SALES CHARGE

   The 1% CDSC will be waived where the investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12-month period.

CLASS B AND CLASS C SHARES--WAIVER OF SALES CHARGES

   The CDSC is waived on the redemption (sale) of Class B and Class C Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from certain other Class A and Class C Share retirement plans; (f) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (g) based on the exercise of exchange privileges among Class B and Class C Shares of these Funds; (h) based on any direct rollover transfer of shares from an established Fund qualified plan into another Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (i) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B or Class C Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC when redeemed. Shareholders between the ages of 59 1/2 and 70 1/2 receiving a CDSC waiver on mandatory distributions under retirement plans described in condition (c) above prior to May 1, 1999, will continue to receive the waiver.

CONVERSION FEATURE--CLASS B SHARES

   Class B Shares will automatically convert to Class A Shares of the same Fund seven years after they are bought. Conversion will be on the basis of the then prevailing net asset value of Class A and Class B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Trust were unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Funds.

IMMEDIATE INVESTMENT

   In order to obtain immediate investment of funds, initial and subsequent purchases of shares of a Fund may also be made by wiring Federal Funds (monies held in a bank account with a Federal Reserve Bank) directly pursuant to the following instructions:

   (1) For initial investments, telephone the Trust at (800) 367-5877. Certain information will be requested from you regarding the account, and an account number will be assigned.

   (2) Once an account number has been assigned, direct your bank to wire the Federal Funds to State Street Bank and Trust Company, Custody & Shareholder Services Division, Boston, Massachusetts 02105, attention of the appropriate Fund of the Phoenix-Zweig Trust. Your bank must include the account number and the name(s) in which your account is registered in its wire and also request a telephone advice. Your bank may charge a fee to you for transmitting funds by wire.

   An order for shares of a Fund purchased with Federal Funds will be accepted on the business day Federal Funds are wired provided the Federal Funds are received by 4:00 p.m. on that day; otherwise, the order will not be accepted until the next business day. Shareholders should bear in mind that wire transfers may take two or more hours to complete.

   Promptly after an initial purchase of shares made by wiring Federal Funds directly, the shareholder should complete and mail an Account Application to Equity Planning.


                            INVESTOR ACCOUNT SERVICES

   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. The Trust and the Distributor reserve the right to modify or terminate these services upon reasonable notice. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restriction and limit information.

EXCHANGES

   Under certain circumstances, shares of any Phoenix-Zweig Fund may be exchanged for shares of the same class of another Phoenix-Zweig Fund or other Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same class of shares of any other Phoenix-Zweig Fund or other Affiliated Phoenix Fund, if currently offered. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes"). Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

SYSTEMATIC EXCHANGES

   If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same class of shares of another Phoenix-Zweig Fund or other Affiliated Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same class of another Phoenix-Zweig Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor. Exchanges will be based upon each Fund's net asset value per share next computed after the close of business on the 10th day of each month (or next succeeding business day), without sales charge. Exchange privileges may not be available for all Phoenix Funds, and may be rejected or suspended.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS

   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Phoenix-Zweig Funds or other Affiliated Phoenix Fund at net asset value. You should obtain a current prospectus and consider the objectives and policies of each Fund carefully before directing dividends and distributions to another Fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE

   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Trust may delay the mailing of a check for redemption proceeds of Trust shares purchased with a check or via Invest-by-Phone service until the Trust has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days.

   The Trust and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM

   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.

   Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.

   Through the Program, Class B and Class C shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B and Class C shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B or Class C Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.


                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Funds' current Prospectus for further information.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

   Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

   A shareholder should contact his/her broker/dealer if he/she wishes to transfer shares from an existing broker/dealer street name account to a street name account with another broker/dealer. The Fund has no specific procedures governing such account transfers.

REDEMPTION OF SMALL ACCOUNTS

   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 60 days written notice to the shareholder mailed to the address of record. During the 60-day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

BY MAIL

   Shareholders may redeem shares by making a written request, executed in the full name of the account, directly to Phoenix-Zweig Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS

   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

BY CHECK (GOVERNMENT AND GOVERNMENT CASH FUNDS ONLY)

   Any shareholder of these Funds may elect to redeem shares held in his/her Open Account by check. Checks will be sent to an investor upon receipt by Equity Planning of a completed application and signature card (attached to the application). If the signature card accompanies an individual's initial account application, the signature guarantee section of the form may be disregarded. However, the Trust reserves the right to require that all signatures be guaranteed prior to the establishment of a check writing service account. When an authorization form is submitted after receipt of the initial account application, all signatures must be guaranteed regardless of account value.

   Checks may be drawn payable to any person in an amount of not less than $500, provided that immediately after the payment of the redemption proceeds the balance in the shareholder's Open Account is $500 or more.

   When a check is presented to Equity Planning for payment, a sufficient number of full and fractional shares in the shareholder's Open Account will be redeemed to cover the amount of the check. The number of shares to be redeemed will be determined on the date the check is received by the Transfer Agent. Presently there is no charge to the shareholder for the check writing service, but this may be changed or modified in the future upon two weeks written notice to shareholders. Checks drawn from Class B and Class C accounts are subject to the applicable deferred sales charge, if any.

   The checkwriting procedure for redemption enables a shareholder to receive income accruing on the shares to be redeemed until such time as the check is presented to Equity Planning for payment. Inasmuch as canceled checks are returned to shareholders monthly, no confirmation statement is issued at the time of redemption.

   Shareholders utilizing withdrawal checks will be subject to Equity Planning's rules governing checking accounts. A shareholder should make sure that there are sufficient shares in his Open Account to cover the amount of any check drawn. If insufficient shares are in the account and the check is presented to Equity Planning on a banking day on which the Trust does not redeem shares (for example, a day on which the New York Stock Exchange is closed), or if the check is presented against redemption proceeds of an investment made by check which has not been in the account for at least fifteen calendar days, the check may be returned marked "non-sufficient Funds" and no shares will be redeemed. A shareholder may not close his account by a withdrawal check because the exact value of the account will not be known until after the check is received by Equity Planning.

REDEMPTION IN KIND

   To the extent consistent with state and federal law, the Funds may make payment of the redemption price either in cash or in kind. However, the Funds have elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Funds at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of a Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE

   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information.


                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN

   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached $5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

TAX STATUS

   Each Fund of the Trust will be treated as a separate corporation for purposes of the Internal Revenue Code of 1986, as amended (the Code) (except for purposes of the definitional requirements for regulated investment companies under Code
Section 851(a)). By paying dividends representing its investment company taxable income within the time periods specified in the Code and by meeting certain other requirements, each Fund intends to qualify as a regulated investment company under the Code. Since each Fund intends to distribute at least annually its investment company taxable income, net capital gains, and capital gain net income, it will not be subject to income or excise taxes otherwise applicable to undistributed income of a regulated investment company. If a Series were to fail to distribute all its income and gains, it would be subject to income tax and, in certain circumstances, a 4% excise tax.

TAXATION OF SHAREHOLDERS

   Dividends from net investment income and distributions from short-term capital gains are taxable to shareholders as ordinary income. Distributions from net capital gains that are properly designated as capital gains dividends are taxable to shareholders as long-term capital gains regardless of the length of time the shares in respect of which such distributions are received have been held.

   Dividends from Phoenix-Zweig Government Cash Fund and the Phoenix-Zweig Government Fund are not expected to qualify for the 70% dividends received deduction available to corporate shareholders. Phoenix-Zweig Government Cash Fund's dividends include all accrued interest, earned discounts and realized gains and losses, less amortized premiums and accrued expenses. Distributions by other Funds out of their dividend income from domestic corporations may qualify in whole or in part for the deduction if the distributing Fund does not sell the stock in respect of which it received such dividends before satisfying a 46-day holding period requirement (91 days for certain preferred stock), and the shareholder holds his Trust shares in the distributing Fund for at least 46 days. For this purpose, the distributing Fund holding period in such stock may be reduced for periods during which the Fund reduces its risk of loss from holding the stock (e.g., by entering into option contracts).

   Investors who purchase shares shortly before the record date for a distribution will pay a share price that includes the value of the anticipated distribution and will be taxed on the distribution when it is received even though with respect to them the distribution represents in effect a return of a portion of their purchase price. Any loss realized on a sale or exchange of shares will be disallowed if the shares disposed of are replaced within a period of 61 days beginning 30 days before the shares are sold or exchanged. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

   Individuals and certain other non-exempt payees will be subject to a 31% backup Federal withholding tax on dividends and other distributions from the Funds, as well as on the proceeds of redemptions of Funds other than the Phoenix-Zweig Government Cash Fund, if the affected Fund is not provided with the shareholder's correct taxpayer identification number and certification that the shareholder is not subject to such backup withholding, or if the Internal Revenue Service notifies such Fund that the shareholder has failed to report proper interest or dividends. For most individuals, the taxpayer identification number is the taxpayer's social security number.

TAX TREATMENT OF CERTAIN TRANSACTIONS

   In general, and as explained more fully below, if the Trust enters into combinations of investment positions by virtue of which its risk of loss from holding an investment position is reduced on account of one (or more) other positions (i) losses realized on one position may be deferred to the extent of any unrecognized gain on another position and (ii) long-term capital gains or short-term capital losses may be recharacterized, respectively, as short-term gains and long-term losses. Investments in foreign currency denominated instruments or securities may generate, in whole or in part, ordinary income or loss. The Federal income tax treatment of gains and losses realized from transactions involving options on stock or securities entered into by a Fund will be as follows: Gain or loss from a closing transaction with respect to options written by a Fund, or gain from the lapse of any such option, will be treated as short-term capital gain or loss. Gain or loss from the sale of put and call options that a Fund purchases, and loss attributable to the lapse of such options, will be treated as capital gain or loss. The capital gain or loss will be long- or short-term depending on whether or not the affected option has been held for more than one year. For this purpose, an unexercised option will be deemed to have been sold on the date it expired. It should be noted, however, that if a put is acquired at a time when the underlying stock or security has been held for not more than one year, or if shares of the underlying stock or security are acquired while such put is held, any gain on the subsequent exercise, sale or expiration of the put will generally be short-term gain.

   Any regulated futures contract or listed non-equity option held by a Fund at the close of its taxable year will be treated as sold for its fair market value on the last business day of such taxable year. Sixty percent of any gain or loss with respect to such deemed sales, as well as the gain or loss from the termination during the taxable year of the Fund's obligation (or rights) with respect to such contracts by offsetting, by taking or making delivery, by exercise or being exercised, by assignment or being assigned, by lapse, or otherwise, will be treated as long-term capital gain or loss and the remaining forty percent will be treated as short term capital gain or loss. A Fund may make certain elections that modify the above tax treatment with respect to regulated futures contracts or listed non-equity options that are part of a mixed straddle, as defined by the Code.

   The Trust may invest in certain investments that may cause it to realize income prior to the receipt of cash distributions, including securities bearing original issue discount. The level of such investments is not expected to affect a Fund's ability to distribute adequate income to qualify as a regulated investment company.

   Treasury Regulations pursuant to Section 1092 provide for the coordination of the wash sale rules and the short sale rules with the straddle rules. Generally, the wash sale rules prevent the recognition of loss where a position is sold at a loss and a substantially identical position is acquired within a prescribed period. The short sale rules generally prevent the use of short sales to convert short-term capital gain to long-term capital gain and long-term capital loss to short-term capital loss.

   In addition to the Federal income tax consequences described above relating to an investment in the Trust, there may be other Federal, state, local or foreign tax considerations that depend upon the circumstances of each particular investor. Prospective shareholders are therefore urged to consult their tax advisers with respect to the effects of this investment on their specific situations.


                                 THE DISTRIBUTOR

   Pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"), Phoenix Equity Planning Corporation ("Equity Planning" or the "Distributor") acts as distributor of the Trust's shares and receives: with respect to Class A Shares, a front-end sales commission, as described in the Prospectus under "Sales Charges," and a 1% CDSC which may apply on redemptions within 12 months of purchases not subject to a sales charge; with respect to Class B Shares, a declining CDSC ranging from 5% to 1% of the gross proceeds of a redemption of shares held for less than seven years; and, with respect to Class C Shares, a CDSC of 1.25% of the gross proceeds of a redemption of shares held for less than one year. The Distributor also is compensated under the Rule 12b-1 distribution plans as described more fully below.

   Equity Planning has undertaken to use its best efforts to find purchasers for shares of the Trust. Shares of each Fund are offered on a continuous basis. Pursuant to distribution agreements for each class of shares or distribution method, the Distributor will purchase shares of the Trust for resale to the public, either directly or through securities dealers or agents, and is obligated to purchase only those shares for which it has received purchase orders. Equity Planning may also sell Trust shares pursuant to sales agreements entered into with bank-affiliated securities brokers who, acting as agent for their customers, place orders for Trust shares with Equity Planning. If, because of changes in law or regulations, or because of new interpretations of existing law, it is determined that agency transactions of bank-affiliated securities brokers are not permitted, the Trustees will consider what action, if any, is appropriate. It is not anticipated that termination of sales agreements with bank-affiliated securities brokers would result in a loss to their customers or a change in the net asset value per share of a Fund.

   For its services under the Distribution Agreement, the Distributor receives sales charges on transactions in Fund shares and retains such charges less the portion thereof allowed to its registered representatives and to securities dealers and securities brokers with whom it has sales agreements. In addition, the Distributor may receive payments from the Fund pursuant to the Distribution Plans described below. PXP Securities Corp., formerly known as Zweig Securities Corp., served as the distributor for the Trust prior to March 1, 1999. For the fiscal years ended December 31, 1997, 1998 and 1999, purchasers of shares of the Funds paid aggregate sales charges of $1,067,868, $929,426 and $886,545, respectively, of which PXP Securities Corp. and/or the Distributor received net commissions of $829,203, $1,048,587 and $1,875,311, respectively for its services, the balance being paid to dealers. For the fiscal year ended December 31, 1999, PXP Securities Corp. and/or the Distributor received net commissions of $29,127 for Class A Shares and deferred sales charges of $1,846,184 for Class A, Class B and Class C Shares.

DEALER CONCESSIONS

   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as set forth below.


CLASS A SHARES-- ALL FUNDS (EXCEPT THE GOVERNMENT AND GOVERNMENT CASH FUNDS)
                                                                                                       DEALER DISCOUNT
                                               SALES CHARGE                 SALES CHARGE                OR AGENCY FEE
            AMOUNT OF TRANSACTION              AS PERCENTAGE               AS PERCENTAGE              AS PERCENTAGE OF
              AT OFFERING PRICE              OF OFFERING PRICE           OF AMOUNT INVESTED            OFFERING PRICE
              -----------------              -----------------           ------------------            --------------
       Less than $50,000                           5.75%                       6.10%                        5.25%
       $50,000 but under $100,000                  4.75%                       4.99%                        4.25%
       $100,000 but under $250,000                 3.75%                       3.90%                        3.25%
       $250,000 but under $500,000                 2.75%                       2.83%                        2.25%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                         None                        None


CLASS A SHARES -- GOVERNMENT FUND
                                                                                                       DEALER DISCOUNT
                                               SALES CHARGE                 SALES CHARGE                OR AGENCY FEE
            AMOUNT OF TRANSACTION              AS PERCENTAGE               AS PERCENTAGE              AS PERCENTAGE OF
              AT OFFERING PRICE              OF OFFERING PRICE           OF AMOUNT INVESTED            OFFERING PRICE
              -----------------              -----------------           ------------------            --------------
       Less than $50,000                           4.75%                       4.99%                        4.25%
       $50,000 but under $100,000                  4.50%                       4.71%                        4.00%
       $100,000 but under $250,000                 3.50%                       3.63%                        3.00%
       $250,000 but under $500,000                 2.75%                       2.83%                        2.25%
       $500,000 but under $1,000,000               2.00%                       2.04%                        1.75%
       $1,000,000 or more                          None                         None                        None

   Class A Shares of the Government Cash Fund are offered to the public at their constant net asset value of $1.00 per share with no sales charge or dealer discount.

   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. There is no dealer compensation payable on Class I Shares. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Funds and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Funds through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment as described in (c) and (d) above, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, a 1% CDSC will apply, except for redemptions of shares purchased by an investor in amounts of $1 million or more where such investor's dealer of record, due to the nature of the investor's account, notifies the distributor prior to the time of the investment that the dealer waives the commission otherwise payable to the dealer, or agrees to receive such commissions ratably over a 12 month period. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

ADMINISTRATIVE SERVICES

   Effective November 1, 1999, Equity Planning also acts as administrative agent of the Fund and as such performs administrative, bookkeeping and pricing functions for the Fund. For its services, Equity Planning is entitled to a fee payable monthly and based upon the average of the aggregate daily net asset value of the Fund, at the following incremental annual rates:
              First $50 million                  .07%
              $50 million to $200 million        .06%
              Greater than $200 million          .01%

   Equity Planning retains PFPC, Inc. as subagent for the Fund. For services during the Fund's fiscal year ended December 31, 1999, Equity Planning and/or Bank of New York, the previous administrative agent, received $560,135 under an administration agreement that provided for compensation at the same rates as described above.


                               DISTRIBUTION PLANS

   The Trust has adopted a distribution plan for each class of shares of each Fund except Class I Shares (i.e., a plan for the Class A and C Shares and a plan for the Class B Shares; collectively, the "Plans") in accordance with Rule 12b-1 under the Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares of each Fund (other than Class M Shares of the Government Cash Fund and Class I Shares) pays a service fee at a rate of 0.25% per annum of the average daily net assets of such class of the Fund and a distribution fee based on average daily net assets at the following rates: for Class A Shares of all Funds at a rate of 0.05% per annum; for Class B Shares of all Funds at a rate of 0.75% per annum; for Class C Shares at a rate of 0.75% per annum for the Appreciation Fund, Strategy Fund, Growth & Income Fund, Managed Assets and Foreign Equity Fund, 0.50% per annum for the Government Fund and 0.05% per annum for the Government Cash Fund.

   The Rule 12b-1 Plan for the Class M Shares issued by Zweig Government Cash Fund (the "Class M Plan") provides that the Distributor may enter into Service Agreements with securities dealers, financial institutions, banks, and other industry professionals for distribution, promotion and administration of and/or servicing investors in Class M Shares. Such service organizations are paid directly or indirectly by Zweig Government Cash Fund and the Manager. Service payments under the Class M Plan are paid in equal amounts by Zweig Government Cash Fund and the Manager, or Zweig Government Cash Fund and the Manager reimburse the Distributor equally for service payments to a service organization, in an amount not exceeding 0.30% per annum of the average daily net asset value of the Class M Shares. The Class M Plan also provides that Zweig Government Cash Fund will pay the costs and expenses connected with the printing and distribution of Zweig Government Cash Fund's prospectuses, shareholder reports, and any promotional material for other than current Fund shareholders, in an amount not to exceed $100,000 per annum.

   From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.

   A report of the amounts expended under the Plans must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class or Fund, by vote of a majority of the shares of such Class or Fund. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons. If the Plans are terminated (or not renewed) with respect to one or more Classes or Funds, they may continue in effect with respect to any Class or Fund as to which they have not been terminated (or have not been renewed).

   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Fund's net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above. In making its determination to continue the Plans, the Board considers, among other factors: (1) the Trust's experience under the Plans and the previous Rule 12b-1 Plans of the Trust, and whether such experience indicates that the Plans would operate as anticipated; (2) the benefits the Trust had obtained under the Plans and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon their review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plans would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.

   The Board of Trustees has the right to terminate the Rule 12b-1 Plan for the Class B Shares, and in the event of such termination, no further payments would be made thereunder. However, in the event the Board of Trustees were to terminate the Rule 12b-1 Plan for the Class B Shares for any Fund, the Trust may not thereafter adopt a new Rule 12b-1 Plan for a class of that Fund having, in the good faith determination of the Board of Trustees, substantially similar economic characteristics to the Class B Shares. Termination of the Rule 12b-1 Plan for the Class B Shares or the Distribution Agreement does not affect the obligation of the Class B shareholders to pay CDSCs. The Distributor has sold its right to receive certain payments under the Distribution Agreement to a financial institution in order to finance the distribution of the Class B Shares.

   For the fiscal year ended December 31, 1999, the Trust paid Rule 12b-1 fees in the amount of $11,889,970, of which the Distributor and the previous distributor, PXP Securities Corp., an affiliate, received $10,234,219 and unaffiliated broker-dealers received $1,655,751. The 12b-1 payments were used for (1) compensating dealers, $10,234,219, (2) compensating sales personnel, $2,557,889, (3) advertising, $251,320, (4) printing and mailing of prospectuses to other than current shareholders, $1,787,967, (5) service costs, $461,467, and
(6) other, $28,951.

   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.


                             MANAGEMENT OF THE TRUST

   The Trustees have responsibility for management of the business of the Trust. The officers of the Trust are responsible for its day to day operations. Set forth below is certain information concerning the Trustees and officers.

TRUSTEES AND OFFICERS

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

James Balog (71)                        Trustee                   Retired; Director and Member of the Audit, Investment, Stock
2205 N. Southwinds Blvd.                                          Option and Compensation Committees of Transatlantic Holdings,
Vero Beach, FL 32963                                              Inc. (reinsurance); Director and Member of the Executive
                                                                  Committee of Elan, Plc (pharmaceuticals); Director and Member of the Executive and Investment & Credit Committees of Great
                                                                  West Life and Annuity Insurance Company; Trustee of the
                                                                  Phoenix-Euclid Funds. Former Director, Chairman of the Audit
                                                                  Committee and Member of the Executive Committee of A.L. Pharma,
                                                                  Inc. (health care); Chairman of 1838 Investment Advisors, L.P.
                                                                  and Chairman of Lambert Brussels Capital Corporation
                                                                  (investments). Former Member of the Technical Advisory Board of
                                                                  Galen Partners (health care).

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

Claire B. Benenson (81)                 Trustee                   Consultant on Financial Conferences, The New School for Social
870 U.N. Plaza                                                    Research. Director of The Burnham Fund Inc. and Trustee of the
New York, NY 10017                                                Phoenix-Euclid Funds. President of the Money Marketeers of New
                                                                  York University. Trustee of Simms Global Fund. Former Director
                                                                  of Zweig Cash Fund Inc. and Director of Financial Conferences
                                                                  and Chairman, Department of Business and Financial Affairs, The
                                                                  New School for Social Research.


S. Leland Dill (69)                     Trustee                   Trustee and Chairman of the Audit Committee of Deutsche Asset
5070 North Ocean Dr.                                              Management mutual funds. Trustee, Phoenix-Euclid Funds. Former
Singer Island, FL 33404                                           Director and Chairman of the Audit Committee of Coutts & Co.
                                                                  Trust Holdings Limited, Coutts & Co. Group, Coutts & Co.
                                                                  International (USA) (private banking). Former partner of Peat
                                                                  Marwick Mitchell & Co. and Director of Zweig Cash Fund Inc. and
                                                                  Vintners International Company, Inc. (winery).


*Philip R. McLoughlin (54)              Trustee                   Chairman (1997-present), Director (1995-present), Vice Chairman
56 Prospect Street                                                (1995-1997) and Chief Executive Officer (1995-present), Phoenix
Hartford, CT 06115                                                Investment Partners, Ltd. Director (1994-present) and Executive
                                                                  Vice President, Investments (1998-present), Phoenix Home Life
                                                                  Mutual Insurance Company. Director/Trustee and President, Phoenix
                                                                  Funds (1989-present). Trustee and President, Phoenix-Aberdeen
                                                                  Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                                  (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                                  Inc. (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                                  Trust Inc. (1995-present). Trustee, Phoenix-Seneca Funds
                                                                  (1999-present). Chairman, Phoenix-Zweig Trust (2000-present).
                                                                  Director (1983-present) and Chairman (1995-present), Phoenix
                                                                  Investment Counsel, Inc. Director (1984-present) and President
                                                                  (1990-1999), Phoenix Equity Planning Corporation. Chairman and
                                                                  Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                  (1999-present). Director, PXRE Corporation (Delaware)
                                                                  (1985-present) and World Trust Fund (1991-present). Director and
                                                                  Executive Vice President, Phoenix Life and Annuity Company
                                                                  (1996-present). Director and Executive Vice President, PHL
                                                                  Variable Insurance Company (1995-present). Director, Phoenix
                                                                  Charter Oak Trust Company (1996-present). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-present). Director
                                                                  (1992-present) and President (1992-1994), W.S. Griffith & Co.,
                                                                  Inc. Director, PHL Associates Inc. (1995-present).

Donald B. Romans (69)                   Trustee                   President of Romans & Company, (private investors and financial
233 East Wacker Dr.                                               consultants); Director of the Burnham Fund Inc. and Trustee of
Chicago, IL 60601                                                 the Phoenix-Euclid Funds. Former Consultant to and Executive
                                                                  Vice President and Chief Financial Officer of Bally
                                                                  Manufacturing Corporation, and Director of Zweig Cash Fund Inc.

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

Martin E. Zweig (58)                    President                 President of the Subadviser; President of Phoenix-Euclid Funds;
900 Third Avenue                                                  Chairman of the Board and President of The Zweig Total Return
New York, NY 10022                                                Fund, Inc. and The Zweig Fund, Inc.; Managing Director of
                                                                  Zweig-DiMenna Associates LLC; President of Zweig-DiMenna
                                                                  International Managers, Inc.; Zweig-Di Menna Associates, Inc.
                                                                  and Gotham Advisors, Inc.; Member of the Undergraduate
                                                                  Executive Board of the Wharton School, University of
                                                                  Pennsylvania; Trustee, Manhattan Institute. Former President of
                                                                  Zweig Cash Fund Inc. Former President and Director of Zweig
                                                                  Advisors Inc., Zweig Total Return Advisors, Inc. and Zweig
                                                                  Securities Advisory Services Inc. General Partner of Zweig
                                                                  Katzen Investors, L.P.; Former Chairman of the Adviser and
                                                                  Euclid Advisors LLC.

Michael E. Haylon (42)                  Executive Vice            Director and Executive Vice President--Investments, Phoenix
56 Prospect Street                      President                 Investment Partners, Ltd. (1995-present). Executive Vice
Hartford, CT 06115                                                President, Phoenix/Zweig Advisers LLC (1999-present). Director
                                                                  (1994-present), President (1995-present), Executive Vice
                                                                  President (1994-1995), Vice President (1991-1994), Phoenix
                                                                  Investment Counsel, Inc. Director, Phoenix Equity Planning
                                                                  Corporation (1995-present). Executive Vice President, Phoenix
                                                                  Funds (1993-present), Phoenix-Aberdeen Series Fund
                                                                  (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                                  Executive Vice President (1997-present), Vice President
                                                                  (1996-1997), Phoenix Duff & Phelps Institutional Mutual Funds.
                                                                  Senior Vice President, Securities Investments, Phoenix Home
                                                                  Life Mutual Insurance Company (1993-1995).

William R. Moyer (56)                   Executive Vice            Executive Vice President and Chief Financial Officer
56 Prospect Street                      President                 (1999-present), Senior Vice President and Chief Financial
Hartford, CT 06115                                                Officer, Phoenix Investment Partners, Ltd. (1995-1999).
                                                                  Director (1998-present), Senior Vice President, Finance
                                                                  (1990-present), Chief Financial Officer (1996-present), and
                                                                  Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning
                                                                  Corporation. Director (1998-present), Senior Vice President
                                                                  (1990-present), Chief Financial Officer (1996-present) and
                                                                  Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                  Senior Vice President and Chief Financial Officer, Duff &
                                                                  Phelps Investment Management Co. (1996-present). Vice
                                                                  President, Phoenix Funds (1990-present), Phoenix-Duff & Phelps
                                                                  Institutional Mutual Funds (1996-present), Phoenix-Aberdeen
                                                                  Series Fund (1996-present). Executive Vice President,
                                                                  Phoenix-Seneca Funds (2000-present). Senior Vice President and
                                                                  Chief Financial Officer, W.S. Griffith & Co., Inc. (1992-1995)
                                                                  and Townsend Financial Advisers, Inc. (1993-1995).

John F. Sharry (48)                     Executive Vice            President, Retail Division (1999-present), Executive Vice
56 Prospect Street                      President                 President, Retail Division (1997-1999), Phoenix Investment
Hartford, CT 06115                                                Partners, Ltd. Managing Director, Retail Distribution, Phoenix
                                                                  Equity Planning Corporation (1995-1997). Executive Vice
                                                                  President, Phoenix Funds, Phoenix-Aberdeen Series Funds
                                                                  (1998-present) and Phoenix-Seneca Funds (2000-present).
                                                                  Managing Director, Director and National Sales Manager, Putnam
                                                                  Mutual Funds (1992-1995).

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

Carlton Neel (32)                       Senior Vice President     First Vice President of Phoenix/Zweig Advisers LLC. Former Vice
900 Third Avenue                                                  President of Zweig Advisors Inc. and Zweig Total Return
New York, NY 10022                                                Advisors, Inc. Former Vice President of J.P. Morgan & Co., Inc.


Barry Mandinach (44)                    First Vice President      Executive Vice President of PXP Securities Corp., Senior Vice
900 Third Avenue                                                  President of Phoenix/Zweig Advisers LLC. and Euclid Advisors
New York, NY 10022                                                LLC, and First Vice President of the Phoenix-Euclid Funds.


Beth Abraham (44)                       Assistant Vice President  Assistant Vice President of Phoenix/Zweig Advisers LLC and the
900 Third Avenue                                                  Phoenix-Euclid Funds. Former self-employed consultant to the
New York, NY 10022                                                mutual fund industry.

David O'Brien (35)                      Assistant Vice President  Assistant Vice President of Phoenix-Euclid Funds. Assistant
900 Third Avenue                                                  Portfolio Manager of Phoenix-Euclid Market Neutral Fund, the
New York, NY 10022                                                Phoenix-Zweig Strategy Fund, Phoenix-Zweig Appreciation Fund
                                                                  and Phoenix-Zweig Growth & Income Fund. Formerly, Assistant
                                                                  Vice President, PaineWebber (1993-1998).


Marc Baltuch (55)                       Secretary                 Director and President of Watermark Securities, Inc. Secretary
900 Third Avenue                                                  of Phoenix-Euclid Funds; Assistant Secretary of Gotham
New York, NY 10022                                                Advisors, Inc. Former First Vice President of the Phoenix/Zweig
                                                                  Advisers LLC and of Phoenix-Euclid Advisors LLC; Secretary of
                                                                  Zweig Cash Fund Inc. Former First Vice President, Chief
                                                                  Compliance Officer and Secretary of PXP Securities Corp.

Nancy G. Curtiss (48)                   Treasurer                 Vice President, Fund Accounting (1994-2000) and Treasurer
56 Prospect Street                                                (1996-2000), Phoenix Equity Planning Corporation. Treasurer,
Hartford, CT 06115                                                Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                                                  Institutional Mutual Funds (1996-present), Phoenix-Aberdeen
                                                                  Series Fund (1996-present), and Phoenix-Seneca Funds
                                                                  (2000-present). Second Vice President and Treasurer, Fund
                                                                  Accounting, Phoenix Home Life Mutual Insurance Company
                                                                  (1994-1995).


   *Designates a trustee who is an interested person of the trust within the meaning of the 1940 Act.

COMPENSATION OF TRUSTEES AND OFFICERS

   For the fiscal year ended December 31, 1999, the fees and expenses of disinterested trustees, as a group, were $73,000. Those trustees and officers of the Trust who are affiliated with the Subadviser or the Adviser are not separately compensated for their services as trustees or officers of the Trust. The Trust currently pays each of its disinterested trustees a fee of $5,000 per year, plus $1,500 per meeting attended ($500 per phone meeting) and reimburses their expenses for attendance at meetings, all of which is prorated on the basis of the assets of each Fund. In addition, each such trustee receives a fee of $1,000 per year from each Fund. Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Except as set forth above, the trustees shall continue to hold office and may appoint their successors.

   For the Trust's last fiscal year, the Trustees received the following compensation:


                                                          PENSION OR                                    TOTAL COMPENSATION
                                  AGGREGATE           RETIREMENT BENEFITS           ESTIMATED           FROM THE TRUST AND
                                COMPENSATION            ACCRUED AS PART          ANNUAL BENEFITS      FUND COMPLEX (2 FUNDS)
         NAME                  FROM THE TRUST          OF TRUST EXPENSES          UPON RETIREMENT        PAID TO TRUSTEES

         ----                  --------------          -----------------          ---------------        ----------------
James Balog                        $17,500                                                                    $22,500
Claire B. Benenson                 $18,500                   None                     None                    $24,000
S. Leland Dill                     $18,500                  for any                  for any                  $24,000
Philip R. McLoughlin                    $0                  Trustee                  Trustee                       $0
Donald B. Romans                   $18,500                                                                    $24,000


   *"Interested Person" as defined under the Investment Company Act.

   At November 24, 2000, except for Dr. Martin E. Zweig, the Trustees and officers as a group owned less than 1% of any class of any fund of the Trust.


PRINCIPAL SHAREHOLDERS

   The following table sets forth information as of November 27, 2000 with respect to each person who beneficially owns 5% or more of any class of the Fund's equity securities.

NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------
Dean Witter for the Benefit of                  Foreign Equity Fund Class A                   10.25%
Hortense E. Martin
P.O. Box 250 Church Street Station
New York, NY  10008-0250

Dean Witter                                     Foreign Equity Fund Class C                    5.69%
FBO Helene Hahn
P.O. Box 250 Church Street Station
New York, NY  10008-0250

Donaldson Lufkin Jenrette                       Growth & Income Fund Class C                   6.03%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Donaldson Lufkin Jenrette                       Foreign Equity Fund Class A                    5.47%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Hare & Co.                                      Government Cash Fund Class M                  30.96%
Bank of New York
Attn. Stif/Master Note
1 Wall Street, Fl. 2
New York, NY  10005-2501

June L. Hurley & Joanne Hurley                  Foreign Equity Fund Class C                    7.26%
Linda Hurley Buillings Co-Ttees
Frederick Roberts Hurley Life Ins.
1024 E. Desert Cove Avenue
Phoenix, AZ  85020-1150

Edward D. Jones and CO F/A/O                    Government Cash Fund Class C                   5.19%
Detrek Engineering Inc.
Retirement Plan
P.O. Box 2500
Maryland Heights, MO  63043-8500

Daniel Matthew McGee Ttee                       Foreign Equity Fund Class C                    6.69%
of the Ellis Trust Agreement
6311 Wilshire Boulevard
Los Angeles, CA  90048-5001

NFSC DEBO#A7T-142743                            Government Cash Fund Class B                   5.37%
NFSC/FMTC IRA
FBO Donald H. Lutz
153 Tobie Avenue
Pawtucket, RI  02861-3215

NFSC FEBO                                       Government Cash Fund Class C                   5.49%
Laborer's Intl of NA Local 860
4220 Prospect Avenue
Cleveland, OH 44103-4367


NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------

Prudential Securities                           Government Cash Fund Class A                   5.65%
FBO Roger Markle IRA
1145 Dominguez, Ste. #J
Carson, CA 90746-3550

Salomon Smith Barney Inc.                       Government Cash Fund Class B                   9.84%
333 West 34th Street - 3rd Fl.                  Government Fund Class B                        5.65%
New York, NY  10001

Sand Dollar Limited Partnership                 Government Cash Fund Class A                   5.52%
5 Puerto Royal
San Clemente, CA  92672-6048

Nicholas Schaus                                 Government Cash Fund Class A                   8.69%
Barbara D. Schaus JT TEN
137 Anchor Drive
Vero Beach, FL  32963-2941

Jack Schatz                                     Government Cash Fund Class A                   7.55%
Susan Schatz Ttees
Corporate Concepts Ltd., PSP
1104 Tower Drive
Edgewater, NJ 07020-2213

William J. Ragen, Ttee                          Government Cash Fund Class C                   5.59%
WRL Inc. PSP Tr
111 W. Jackson Boulevard, Ste. 1144
Chicago, IL 60604-3502

MLPF&S                                          Appreciation Fund Class B                      8.13%
For the Sole Benefit of its Customers           Appreciation Fund Class C                     16.73%
Attn:  Fund Administration                      Foreign Equity Fund Class B                   20.62%
4800 Deer Lake Drive East,  3rd Fl.             Government Fund Class B                       41.92%
Jacksonville, FL  32246-6484                    Government Fund Class C                       28.68%
                                                Growth & Income Fund Class B                  19.48%
                                                Growth & Income Fund Class C                   7.92%
                                                Managed Assets Class A                         8.62%
                                                Managed Assets Class B                        23.75%
                                                Managed Assets Class C                        17.51%
                                                Strategy Fund Class A                         12.41%
                                                Strategy Fund Class B                         14.34%
                                                Strategy Fund Class C                         17.52%
PaineWebber for the Benefit of                  Growth & Income Fund Class A                   5.59%
Anna May Carlson Ttee
The Elmer J. Carlson Trust
& Anna May Carlson Trust "B"
2551 Coronado Place
Vista, CA  92083-8715

Prudential Securities Inc.                      Growth & Income Fund Class C                   7.03%
FBO Richard W. Dowis &
Colleen D. Dowis Ten Com
425 Columbine Street
Sterling, CO  80751-3947

Prudential Bank & Trust FBO                     Appreciation Fund Class I                      7.78%
Its Defined Contribution
Plan Customers
30 Scranton Office Park
Scranton, PA 18507


NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF CLASS
-------------------                             --------------                         ----------------

Prudential Securities Inc.,                     Foreign Equity Fund Class A                    6.77%
FBO Edwin L. Rule
Marguerite Rule Co-Ttees
The Rule Family Trust
Kensington, CA  94707

Prudential Securities FBO                       Government Cash Fund Class C                   5.60%
Stanley E. Coleby
Sharon A. Coleby  JTWROS
2432 Briar Creek Circle
Salt Lake City, UT  84117-4575

State Street Bank & Trust Co                    Growth & Income Fund Class A                  10.49%
Cust for the Rollover IRA of
Mollie Friedman Zweig
625 Park Avenue Apt 8-9B
New York, NY 10021-6545

State Street Bank & Trust Co.                   Foreign Equity Fund Class A                    6.71%
Cust for the Rollover IRA of
Michael G. Rains
1326 Canterbury Drive
Abilene, TX  79602-4207

State Street Bank & Trust                       Government Cash Fund Class C                   7.99%
Cust for the IRA Rollover of Rana J. Khan
3722 Augusta Lane
Elkhart, IN  46517-3854

Martin E. Zweig & Jeffrey Perry Ttee            Appreciation Fund Class I                     92.21%
Zweig-DiMenna Associates, Inc.                  Government Fund Class I                       24.38%
Retirement Trust MPP                            Growth & Income Fund Class I                  99.98%
Attn. Michael Link                              Managed Assets Class I                        98.44%
900 Third Avenue, Fl. 31                        Strategy Fund Class I                         99.98%
New York, NY  10022-4728

Martin Zweig Ttee                               Government Cash Fund Class I                  93.27%
Marty & Barbara Zweig
Foundation Inc.
900 Third Avenue, Fl. 31
New York, NY  10022-4728

Martin Zweig                                    Government Cash Fund Class M                   6.61%
Tax Account
900 Third Avenue, Fl. 30
New York, NY  10022-4728

Martin E. Zweig  Personal                       Government Cash Fund Class M                   9.54%
C/O Zweig Companies                             Government Fund Class I                       75.62%
900 Third Avenue, Fl. 30
New York, NY  10022-4728


                             ADDITIONAL INFORMATION

CAPITAL STOCK

   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS

   PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP audits the Trust's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT

   The Bank of New York, One Wall Street, New York, NY 10286 serves as custodian of the Trust's assets.


   Phoenix Equity Planning Corporation ("PEPCO"), 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, serves as Transfer Agent for the Fund. PEPCO receives a fee equivalent to $13.50 for each shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.


REPORT TO SHAREHOLDERS

   The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year, and is available without charge upon request.

FINANCIAL STATEMENTS

   The Financial Statements for the Fund's fiscal year ended December 31, 1999 and June 30, 2000, appearing in the Fund's 1999 Annual Report and June 30, 2000 Semiannual Report to Shareholders, are incorporated herein by reference.

                                    APPENDIX
CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S CORPORATE BOND RATINGS:

   Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt-edge. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

   Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

   A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

   Baa -- Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

   Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

   B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

   Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

DESCRIPTION OF S&P CORPORATE BOND RATINGS:

   AAA -- Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

   AA -- Bonds rated AA have a strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degrees.

   A -- Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

   BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

   BB, B, CCC -- Bonds rated BB, B or CCC are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CCC a higher degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

   Bonds rated BBB or lower by S&P and Bonds rated Baa or less by Moody's (non-investment grade securities) are considered to be speculative in nature. Non-investment grade securities will generally be less sensitive to interest rate changes than investment grade securities (those rated A or higher by S&P and BBB or higher by Moody's) but will be more sensitive to adverse economic changes or specific corporate developments. The liquidity risk of non-investment grade securities will be higher than investment grade securities and their value will be more difficult to ascertain due to the lack of an established secondary market. These securities may also be adversely affected by new laws or proposed new laws on the high yield market (e.g., tax proposals).

COMMERCIAL PAPER RATINGS

DESCRIPTION OF MOODY'S COMMERCIAL PAPER RATINGS:

   The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet obligations. Description of S&P's Commercial Paper Ratings:

   Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements: long-term senior debt is rated A or better, the issuer has access to at least two additional channels of borrowing; and basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position in the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3.

Phoenix Investment Partners

                              Prospectus

                                             December 15, 2000



-------- Zweig

         Phoenix-Zweig
         Government Cash Fund
         Class M Shares





                                       Neither the Securities and Exchange
                                       Commission nor any state securities
                                       commission has approved or
                                       disapproved of these securities or
                                       determined if this prospectus is
                                       truthful or complete. Any representation to the contrary is a criminal offense.

                                       This prospectus contains important
                                       information that you should know
                                       before investing in the Phoenix-Zweig
                                       Government Cash Fund Class M Shares.
                                       Please read it carefully and retain it
                                       for future reference.
[logo] PHOENIX
       INVESTMENT PARTNERS

        TABLE OF CONTENTS
--------------------------------------------------------------------------------


        Investment Risk and Return Summary................................     1
        Fund Expenses.....................................................     4
        Management of the Fund............................................     5
        Pricing of Fund Shares............................................     6
        How to Buy Shares.................................................     7
        How to Sell Shares................................................     9
        Things You Should Know When Selling Shares........................     9
        Account Policies..................................................    11
        Investor Services.................................................    11
        Distributions and Taxes...........................................    12
        Financial Highlights..............................................    13
        Additional Information............................................    16



[triangle] Phoenix-
           Zweig
           Government
           Cash Fund
           Class M
           Shares

PHOENIX-ZWEIG GOVERNMENT CASH FUND

THIS PROSPECTUS DESCRIBES CLASS M SHARES OF PHOENIX-ZWEIG GOVERNMENT CASH FUND. Refer to the Phoenix-Zweig Trust Prospectus for information on Class A, Class B, Class C or Class I Shares.


INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

Phoenix-Zweig Government Cash Fund (the "fund"), one of seven different funds, or series, of Phoenix-Zweig Trust (the "Trust"), has an investment objective of seeking high current income consistent with maintaining liquidity and preserving capital. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES

>        The fund seeks to maintain a stable $1.00 per share price.

>        The fund invests exclusively in the following instruments:

         o short-term securities issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities; and

         o  repurchase agreements collateralized by such securities.

         U.S. Government securities are considered to be of the highest credit quality, yet the primary consideration in choosing among these securities is managing risk related to changes in interest rate levels.


> Money market instruments selected for investment have remaining maturities of less than 397 days and have an average weighted portfolio maturity of not greater than 90 days.


                                            Phoenix-Zweig Government Cash Fund 1

RISKS RELATED TO PRINCIPAL INVESTMENT STRATEGIES


GENERAL

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Neither the fund nor the adviser can assure you that a particular yield, return or level of income will be achieved. Changing market conditions, the relatively short maturities of fund investments and substantial redemptions may all negatively affect the fund.

CREDIT RISK

Credit risk pertains to the issuer's ability to make scheduled interest or principal payments. A security's short-term investment rating may decline, increasing the chances that the issuer will be unable to make such payments when due. This may reduce the fund's stream of income and decrease the fund's yield.

INTEREST RATE RISK

Interest rate trends can have an affect on the value of your shares. If interest rates rise, the value of debt securities generally will fall.

REPURCHASE AGREEMENTS


The fund may invest in repurchase agreements with commercial banks, brokers and dealers considered by the adviser to be creditworthy. Default of insolvency of the other party presents risk to the fund.


U.S. GOVERNMENT SECURITIES

Obligations issued or guaranteed by the U.S. Government, its agencies, authorities and instrumentalities only guarantee or insure principal and interest will be timely paid to holders of the securities. The entities do not guarantee that the value of fund shares will remain at $1.00 or that the fund will realize a particular yield.


2 Phoenix-Zweig Government Cash Fund

PERFORMANCE TABLES


The bar chart and table below provide some indication of the risks of investing in the Phoenix-Zweig Government Cash Fund. The bar chart shows changes in the fund's Class M Shares performance from year to year over a 10-year period.1 The table shows the fund's average annual returns over the life of the fund. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


[GRAPHIC OMITTED]

                       CALENDAR YEAR                ANNUAL RETURN (%)
                           1990                            7.5
                           1991                            5.6
                           1992                            3.4
                           1993                            2.9
                           1994                            3.7
                           1995                            5.3
                           1996                            5.1
                           1997                            5.2
                           1998                            5.2
                           1999                            4.8

(1) During the 10-year period shown in the chart above, the highest return for a quarter was 1.86% (quarter ending September 30, 1990) and the lowest return for a quarter was 0.69% (quarter ending March 31, 1993). Year-to-date performance (through September 30, 2000) was 4.34%.

------------------------------------------------------------------------------------------------------------------
   Average Annual Total Returns               One Year         Five Years        Ten Years        Life of the
   (for the periods ending 12/31/99)(1)                                                             Fund(2)
------------------------------------------------------------------------------------------------------------------
   Class M Shares(3)                           4.77%             5.11%             4.86%               --
------------------------------------------------------------------------------------------------------------------
   Class A Shares                              4.52%             4.86%               --              4.74%
------------------------------------------------------------------------------------------------------------------
   Class B Shares                              -0.20%              --                --              3.36%
------------------------------------------------------------------------------------------------------------------
   Class C Shares                              4.52%             4.86%               --              4.74%
------------------------------------------------------------------------------------------------------------------
   Class I Shares                              4.83%               --                --              5.11%
------------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect a full redemption in the fund's Class B and Class C Shares.

(2) Class A and Class C Shares since May 1, 1994, Class B Shares since April 8, 1996, and Class I Shares since November 1, 1996.

(3) Phoenix/Zweig Advisers LLC assumed responsibility for managing the fund on September 1, 1989.


The fund's 7-day yield on December 31, 1999 was 5.29% for Class M Shares.


                                            Phoenix-Zweig Government Cash Fund 3

FUND EXPENSES
--------------------------------------------------------------------------------


This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                      CLASS M     CLASS A     CLASS B     CLASS C      CLASS I
                                                      SHARES      SHARES      SHARES      SHARES       SHARES
                                                      ------       ------      ------      ------      ------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR
INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases
(as a percentage of offering price)                    None         None        None        None        None

Maximum Deferred Sales Charge (load) (as a             None         None       5%(b)      1.25%(c)      None
percentage of the lesser of the value redeemed or
the amount invested)

Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                              None         None        None        None        None

Redemption Fee                                         None         None        None        None        None

Exchange Fee                                           None         None        None        None        None
                                                   ---------------------------------------------------------------

                                                      CLASS M     CLASS A     CLASS B     CLASS C      CLASS I
                                                      SHARES      SHARES      SHARES      SHARES       SHARES
                                                      ------       ------      ------      ------      ------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                        0.50%       0.50%       0.50%       0.50%        0.50%

Distribution and Service (12b-1) Fees(d)               0.06%       0.30%       1.00%       0.30%        None

Other Expenses                                         0.10%       0.29%       1.01%       0.55%        0.17%
                                                       -----       -----       -----       -----        -----
TOTAL ANNUAL FUND OPERATING EXPENSES(a)                0.66%       1.09%       2.51%       1.35%        0.67%
                                                       =====       =====       =====       =====        =====

----------


(a) The adviser has agreed to reimburse through April 30, 2001 the Phoenix-Zweig Government Cash Fund's expenses, excluding taxes, interest, brokerage commissions, Rule 12b-1 fees and extraordinary expenses, to the extent that such expenses exceed 0.35% for each class of shares. The Management Fees with reimbursement were 0.25% for Class M Shares, and 0.00% for Class A, Class B, Class C, and Class I Shares. Other Expenses with reimbursement were 0.10% for Class M Shares and 0.35% for Class A, Class B, Class C, and Class I Shares. The Total Annual Fund Operating Expenses after expense reimbursement were 0.41% for Class M Shares, 0.65% for Class A and C Shares, 1.35% for Class B Shares, and 0.35% for Class I Shares.


(b) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 3% during the third and fourth years and to 0% after the sixth year.

(c) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").


4 Phoenix-Zweig Government Cash Fund

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after seven years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class M            $67              $211              $368             $822
--------------------------------------------------------------------------------
   Class A            $111             $347              $601            $1,329
--------------------------------------------------------------------------------
   Class B            $654            $1,082            $1,435           $2,329
--------------------------------------------------------------------------------
   Class C            $262             $428              $739            $1,624
--------------------------------------------------------------------------------
   Class I            $68              $214              $373             $835
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS             1 YEAR           3 YEARS          5 YEARS         10 YEARS
--------------------------------------------------------------------------------
   Class B            $254             $782             $1,335          $2,329
--------------------------------------------------------------------------------
   Class C            $137             $428              $739           $1,624
--------------------------------------------------------------------------------

Note: Your actual expenses may be lower than those shown in the tables above since the expense levels used to calculate the figures shown do not include the reimbursement of expenses over certain levels by the fund's investment adviser. Refer to the section "Management of the Fund" for information about expense reimbursement.


MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISERS

Phoenix/Zweig Advisers LLC ("Phoenix/Zweig") (formerly Zweig/Glaser Advisers
LLC) is the investment adviser for the fund and is located at 900 Third Avenue, New York, NY 10022. As of December 31, 1999, Phoenix/Zweig was managing twelve funds with net assets


                                            Phoenix-Zweig Government Cash Fund 5
of approximately $1.8 billion and acting as adviser to two closed-end funds with more than $1.4 billion in assets. Phoenix/Zweig has been managing funds since 1986.

Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. ("PXP"), a Delaware corporation, located at 56 Prospect Street, Hartford, CT 06115. PXP is a publicly-traded independent registered investment advisory firm, and has served investors for over 70 years. As of December 31, 1999, PXP had over $64.6 billion in assets under management.

Subject to the direction of the Trust's Board of Trustees, Phoenix/Zweig is responsible for managing the fund's investment program, selecting specific securities for the fund, and maintaining the general operations of the fund. Phoenix/Zweig manages the fund's assets to conform with the investment policies as described in this prospectus.

The fund pays Phoenix/Zweig a monthly investment management fee that is accrued daily against the value of the fund's net assets at the annual rate of 0.50%.

Zweig Consulting LLC ("Zweig Consulting"), a New York limited liability company, acts as the investment subadviser for all the funds of the Phoenix-Zweig Trust and is located at 900 Third Avenue, New York, NY 10022. Dr. Martin E. Zweig serves as President of Zweig Consulting and as President of the fund. Phoenix/Zweig pays Zweig Consulting a subadvisory fee of approximately $2,500,000 per annum allocated monthly for acting as subadviser to all of the funds of the Phoenix-Zweig Trust and the Phoenix-Euclid Funds.


During the fund's last fiscal year, the fund paid total management fees of $827,398.


The adviser has voluntarily agreed to assume operating expenses of the Government Cash Fund (excluding interest, taxes, brokerage commissions, 12b-1 fees, and extraordinary expenses) until April 30, 2001 to the extent that such expenses exceed 0.35% of the average annual net assets of that fund.

PORTFOLIO MANAGEMENT

Beth Abraham has served as portfolio manager for the fund and as an Assistant Vice President of the Trust since 1995. Ms. Abraham's experience includes consulting to the mutual fund industry and acting as a Senior Compliance Examiner in the New York Regional Office of the Securities and Exchange Commission.


PRICING OF FUND SHARES
--------------------------------------------------------------------------------

HOW IS THE SHARE PRICE DETERMINED?

The fund attempts to maintain a stable share price of $1.00. In determining the fund's net asset value, the fund utilizes the amortized cost method of valuing its investments whereby


6 Phoenix-Zweig Government Cash Fund
investments are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. In general, the net asset value is calculated by:

         o  adding the values of all investments and other assets of the fund,

         o  subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities that are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.

The net asset value per share of each class of the fund is determined as of 2:00 PM eastern time on each day the NYSE is open for trading.

AT WHAT PRICE ARE SHARES PURCHASED?
All investments received by the fund's authorized agents prior to 2:00 PM eastern time will be executed based on the net asset value as of 2:00 PM eastern time. Those received after 2:00 PM eastern time, will be executed based on the net asset value as of 2:00 PM eastern time on the next business day.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

The fund presently offers five classes of shares. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). The fund has adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the fund to pay distribution and service fees for the sale of its shares and for services provided to shareholders. Because distribution and service fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

THIS PROSPECTUS DESCRIBES ONLY CLASS M SHARES OF PHOENIX-ZWEIG GOVERNMENT CASH FUND. Other classes of shares are described in a separate prospectus.

Class M Shares of the fund are sold at net asset value without a sales charge.


                                            Phoenix-Zweig Government Cash Fund 7

Minimum INITIAL investments:

         o  $10,000.

         o $1,000 for service organizations whose clients have made aggregate minimum purchases of $1,000,000.

Minimum ADDITIONAL investments:

         o  There is no minimum for additional investments.

The Fund reserves the right to refuse a purchase order for any reason.

Purchase orders received by the transfer agent by 2:00 PM eastern time become effective and earn dividends that day, provided that payment is received in Federal funds by 4:00 PM eastern time. Purchase orders received by the transfer agent after 2:00 PM eastern time will begin to accrue dividends on the next business day.

THESE MINIMUMS DO NOT APPLY TO CLASS A, CLASS B, CLASS C, OR CLASS I SHARES.

 ----------------------------------- ----------------------------------------------------------------------------
                                     TO OPEN AN ACCOUNT
                                     (CLASS M SHARES ONLY)
 ----------------------------------- ----------------------------------------------------------------------------
  Through a financial advisor        Contact your advisor. Some advisors may charge a fee and may set different minimum investments or limitations on buying shares.
 ----------------------------------- ----------------------------------------------------------------------------
  Through Sweep Programs             Customers of participating securities dealers and banks through which purchases and sales are made with the dealers and banks as agents. Call us at (800) 243-1574.
 ----------------------------------- ----------------------------------------------------------------------------
  Through the mail                   Complete a New Account Application and send it with a check payable to the fund. Mail them to: State Street Bank, ATTN: Phoenix-Zweig Government Cash
                                     Fund, P.O. Box 8301, Boston, MA 02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------
  Through express delivery           Complete a New Account Application and send it with a check payable to the fund. Send them to: Boston Financial Data Services, Attn: Phoenix-Zweig
                                     Government Cash Fund, 66 Brooks Drive, Braintree, MA 02184.
 ----------------------------------- ----------------------------------------------------------------------------
  By Federal Funds wire              Call us at (800) 243-1574.
 ----------------------------------- ----------------------------------------------------------------------------
  By Investo-Matic                   Complete the appropriate section on the application and send it with your initial investment payable to the fund. Mail them to: State Street Bank,
                                     ATTN: Phoenix-Zweig Government Cash Fund, P.O. Box 8301, Boston, MA
                                     02266-8301.
 ----------------------------------- ----------------------------------------------------------------------------


8 Phoenix-Zweig Government Cash Fund

HOW TO SELL SHARES
----------------------------------- --------------------------------------------

You have the right to have the fund buy back shares at the net asset value next determined after receipt of a redemption order by the fund's Transfer Agent or an authorized agent. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The fund does not charge any redemption fees on Class M Shares. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.

----------------------------------- --------------------------------------------
                                     TO SELL SHARES
                                     (CLASS M SHARES ONLY)
----------------------------------- --------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may
                                     charge a fee and may set different minimums
                                     on redemptions of accounts.
----------------------------------- --------------------------------------------
Through Sweep Programs               Call us at (800) 243-1574.
----------------------------------- --------------------------------------------
Through the mail                     Send a letter of instruction, with
                                     signature guarantees, and any share
                                     certificates (if you hold certificate
                                     shares) to: State Street Bank, ATTN:
                                     Phoenix-Zweig Government Cash Fund, P.O.
                                     Box 8301, Boston, MA 02266-8301. Be sure to
                                     include the registered owner's name, fund
                                     and account number, and number of shares or
                                     dollar value you wish to sell.
----------------------------------- --------------------------------------------
Through express delivery             Send a letter of
                                     instruction and any share certificates (if
                                     you hold certificate shares) to: Boston
                                     Financial Data Services, Attn:
                                     Phoenix-Zweig Government Cash Fund, 66
                                     Brooks Drive, Braintree, MA 02184. Be sure
                                     to include the registered owner's name,
                                     fund and account number, and number of
                                     shares or dollar value you wish to sell.
----------------------------------- --------------------------------------------
By check                             Call us at (800) 243-1574.
----------------------------------- --------------------------------------------
By telephone                         For sales up to $50,000, requests can be
                                     made by calling (800) 243-1574.
----------------------------------- --------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------

You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the fund. The fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial


                                            Phoenix-Zweig Government Cash Fund 9
advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the fund's Transfer Agent at (800) 243-1574.

REDEMPTIONS BY MAIL

Send a clear letter of instructions with a signature guarantee and any applicable certificates.

If you are selling shares held in a corporate or fiduciary account, please contact the fund's Transfer Agent at (800) 243-1574.


The signature on your request must be guaranteed by an eligible guarantor institution as defined by the fund's Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker-dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


REDEMPTIONS BY CHECK

You may establish a Check Service with State Street Bank and Trust Company. Checks must be in amounts of $500 or more. To obtain redemption checks, complete an application form which can be obtained by calling us at (800) 243-1574. When a check is presented for payment, State Street will redeem full and fractional shares in your account to cover the amount of the check. State Street will not honor a check for less than $500 or for an amount exceeding the value of your account at the time the check is presented. We reserve the right to impose a service charge for check redemptions, stop payment orders and returned checks.

SELLING SHARES BY TELEPHONE

The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing. The maximum amount that may be redeemed by telephone is $50,000. The Transfer Agent will redeem shares and mail proceeds to shareholders on the same day for telephone redemptions received prior to 2:00 PM eastern time. Those received after 2:00 PM eastern time will be processed the next business day.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.

10 Phoenix-Zweig Government Cash Fund

AUTOMATICALLY THROUGH SWEEP PROGRAMS

Customers of participating securities dealers and banks may participate in sweep programs by which an account with the dealer or bank is coordinated with an account in the fund. Purchases and sales are made by the participating securities dealer or bank as agent of their customer. For further information about the sweep program, see the Statement of Additional Information or call us at (800) 243-1574.


ACCOUNT POLICIES
--------------------------------------------------------------------------------

REDEMPTION OF SMALL ACCOUNTS

Due to the high cost of maintaining small accounts, if your account balance is less than $10,000, you may receive a notice requesting you to bring the balance up to $10,000 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.


INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $10,000.


                                           Phoenix-Zweig Government Cash Fund 11

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

The fund declares dividends of all its net investment income and short-term capital gains and losses at 2:00 PM eastern time on each day the NYSE is open for trading. Distributions are reinvested at net asset value on the last business day of each month unless a shareholder elects to receive them in cash.

Distributions of income and short-term capital gains are taxable to shareholders as ordinary income, whether taken in cash or reinvested. (The fund does not expect to realize any long-term capital gains.) All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


12 Phoenix-Zweig Government Cash Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


These tables are intended to help you understand the fund's financial performance over a five-year period. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants. Their report, together with the fund's financial statements, are included in the fund's most recent Annual Report, which is available upon request.

                                                                   CLASS M
--------------------------------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED
                                         8/30/00                       YEAR ENDED DECEMBER 31,
                                       (UNAUDITED)     1999         1998         1997         1996         1995
                                       -----------     ----         ----         ----         ----         ----
Net asset value, beginning of period       $1.00        $1.00       $1.00        $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                    0.03         0.05        0.05         0.05         0.05         0.05
                                           -----        -----       -----        -----        -----        -----
     TOTAL FROM INVESTMENT OPERATIONS       0.03         0.05        0.05         0.05         0.05         0.05
                                           -----        -----       -----        -----        -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income    (0.03)       (0.05)      (0.05)       (0.05)       (0.05)       (0.05)
                                           -----        -----       -----        -----        -----        -----
Change in net asset value                     --           --          --           --           --           --
                                           -----        -----       -----        -----        -----        -----
NET ASSET VALUE, END OF PERIOD             $1.00        $1.00       $1.00        $1.00        $1.00        $1.00
                                           =====        =====       =====        =====        =====        =====

Total return (1)                            2.77%(3)     4.77%       5.16%        5.22%        5.09%        5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)   $182,525     $146,314     $75,264      $56,599      $45,271      $48,515
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(2)                    0.41%(4)     0.41%       0.41%        0.41%        0.40%        0.64%
   Net investment income                    5.63%(4)     4.71%       5.01%        5.09%        4.98%        5.20%

----------


(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66%, 0.69%, 0.73%, 0.72% and 0.74% for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(3) Not annualized.
(4) Annualized.

                                           Phoenix-Zweig Government Cash Fund 13

--------------------------------------------------------------------------------

                                                                           CLASS A
--------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                            8/30/00                     YEAR ENDED DECEMBER 31,
                                          (UNAUDITED)     1999        1998         1997         1996          1995
                                          -----------     ----        ----         ----         ----          ----
Net asset value, beginning of period         $1.00        $1.00       $1.00        $1.00        $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.03         0.04        0.05         0.05         0.05          0.05
                                             -----        -----       -----        -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS         0.03         0.04        0.05         0.05         0.05          0.05
                                             -----        -----       -----        -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.03)       (0.04)      (0.05)       (0.05)       (0.05)        (0.05)
                                             -----        -----       -----        -----        -----         -----
Change in net asset value                       --           --          --           --           --           --
                                             -----        -----       -----        -----        -----         -----
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00       $1.00        $1.00        $1.00         $1.00
                                             =====        =====       =====        =====        =====         =====
Total return(1)                               2.65%(3)     4.52%       4.91%        4.97%        4.83%         5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $3,705       $6,110      $8,290       $2,472       $3,360        $3,661
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                      0.65%(2)     0.65%       0.65%        0.65%        0.65%         0.87%
   Net investment income                      5.46%(2)     4.41%       4.75%        4.85%        4.73%         4.97%

                                                                           CLASS B
--------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS                                           From
                                             ENDED                                           Inception
                                            8/30/00           YEAR ENDED DECEMBER 31         4/8/96 to
                                          (UNAUDITED)       1999       1998       1997        12/31/96
                                          -----------       ----       ----       ----       ---------
Net asset value, beginning of period         $1.00          $1.00      $1.00     $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.02           0.04       0.04      0.04         0.03
                                             -----          -----      -----     -----        -----
     TOTAL FROM INVESTMENT OPERATIONS         0.02           0.04       0.04      0.04         0.03
                                             -----          -----      -----     -----        -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.02)         (0.04)     (0.04)    (0.04)       (0.03)
                                             -----          -----      -----     -----        -----
Change in net asset value                       --             --         --        --           --
                                             -----          -----      -----     -----        -----
NET ASSET VALUE, END OF PERIOD               $1.00          $1.00      $1.00     $1.00        $1.00
                                             =====          =====      =====     =====        =====
Total return(1)                               2.30%(3)       3.80%      4.18%     4.24%        3.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $4,248         $4,650     $1,738      $336          $33
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                      1.35%(2)       1.35%      1.35%     1.35%        1.35%(2)
   Net investment income                      4.69%(2)       3.80%      3.97%     4.15%        4.03%(2)

----------


(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.09%, 1.30%, 1.74%, 1.31% and 1.34% for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.51%, 3.70%, 7.49% and 1.95% for the periods ended December 31, 1999, 1998, 1997 and 1996, respectively.


14 Phoenix-Zweig Government Cash Fund

--------------------------------------------------------------------------------

                                                                           CLASS C
--------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED
                                            8/30/00                     YEAR ENDED DECEMBER 31,
                                          (UNAUDITED)     1999        1998         1997         1996          1995
                                          -----------     ----        ----         ----         ----          ----
Net asset value, beginning of period         $1.00        $1.00       $1.00        $1.00        $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.03         0.04        0.05         0.05         0.05          0.05
                                             -----        -----       -----        -----        -----         -----
     TOTAL FROM INVESTMENT OPERATIONS         0.03         0.04        0.05         0.05         0.05          0.05
                                             -----        -----       -----        -----        -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.03)       (0.04)      (0.05)       (0.05)       (0.05)        (0.05)
                                             -----        -----       -----        -----        -----         -----
Change in net asset value                       --          --          --            --           --           --
                                             -----        -----       -----        -----        -----         -----
NET ASSET VALUE, END OF PERIOD               $1.00        $1.00       $1.00        $1.00        $1.00         $1.00
                                             =====        =====       =====        =====        =====         =====
Total return(1)                               2.65%(3)     4.52%       4.91%        4.97%        4.83%         5.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $3,562       $5,982      $6,624       $2,661       $4,535        $4,458
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                      0.65%(2)     0.65%       0.65%        0.65%        0.65%         0.87%
   Net investment income                      5.37%(2)     4.43%       4.73%        4.85%        4.73%         4.97%

                                                                           CLASS I
--------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS                                           From
                                             ENDED                                           Inception
                                            8/30/00           YEAR ENDED DECEMBER 31          11/1/96
                                          (UNAUDITED)       1999       1998       1997       12/31/96
                                          -----------       ----       ----       ----       ---------
Net asset value, beginning of period         $1.00          $1.00      $1.00     $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                      0.03           0.05       0.05      0.05          0.01
                                             -----          -----      -----     -----         -----
     TOTAL FROM INVESTMENT OPERATIONS         0.03           0.05       0.05      0.05          0.01
                                             -----          -----      -----     -----         -----
LESS DISTRIBUTIONS
   Dividends from net investment income      (0.03)         (0.05)     (0.05)    (0.05)        (0.01)
                                             -----          -----      -----     -----         -----
Change in net asset value                       --             --         --        --            --
                                             -----          -----      -----     -----         -----
NET ASSET VALUE, END OF PERIOD               $1.00          $1.00      $1.00     $1.00         $1.00
                                             =====          =====      =====     =====         =====
Total return(1)                               2.80%(3)       4.83%      5.23%     5.28%         0.80%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $4,415         $2,146     $2,884      $100        $1,401
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                      0.35%(2)       0.35%      0.35%     0.35%         0.35%(2)
   Net investment income                      5.74%(2)       4.73%      5.15%     5.15%         5.03%(2)

----------

(1) Maximum sales charge is not reflected in the total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.35%, 1.38%, 1.65%, 1.25% and 1.15% for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 1.47%, 0.82% and 0.73% for the periods ended December 31, 1999, 1998, 1997 and 1996, respectively.


                                           Phoenix-Zweig Government Cash Fund 15

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION

The fund has filed a Statement of Additional Information, dated December 15, 2000 with the Securities and Exchange Commission. The Statement contains more detailed information about the fund. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or


         o  by calling (800) 243-4361.

You may also obtain information about the fund from the Securities and Exchange
Commission:

         o  through its internet site (http://www.sec.gov),

         o  by visiting its Public Reference Room in Washington, DC,

         o by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

         o  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

SHAREHOLDER REPORTS

The Trust semiannually mails to its shareholders detailed reports containing information about the fund's investments. The Trust's Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the Trust's performance from January 1 through December
31. You may request a free copy of the Trust's Annual and Semiannual Reports:


         o by writing to Phoenix Equity Planning Corporation, 56 Prospect Street, P.O. Box 150480, Hartford, Connecticut 06115-0480, or


         o  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



                      [Recycle Logo] Printed on recycled paper using soybean ink

SEC File Nos. 2-93538 and 811-04116

16 Phoenix-Zweig Government Cash Fund

PHOENIX EQUITY PLANNING CORPORATION
PO Box 150480
Hartford, CT 06115-0480


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       INVESTMENT PARTNERS




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PXP 1197 (12/00)
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                                                                     [Version B]
                               PHOENIX-ZWEIG TRUST

                       PHOENIX-ZWEIG GOVERNMENT CASH FUND
                                 CLASS M SHARES



                          900 Third Avenue, 31st Floor
                            New York, New York 10022



                       STATEMENT OF ADDITIONAL INFORMATION
                                December 15, 2000


   This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of Phoenix-Zweig Government Cash Fund (the "Fund"), dated December 15, 2000, which describes the Class M Shares of the Fund, and should be read in conjunction with it. This Statement of Additional Information describes the Class M Shares of the Fund only. Class M Shares currently have no exchange feature, and may not be exchanged for Class A, Class B, Class C or Class I Shares of the Fund, or shares of any other fund of the Phoenix-Zweig Trust (the "Trust") or any other Affiliated Phoenix Fund. The Fund's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-1574 or by writing to Equity Planning at 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480.



                                TABLE OF CONTENTS

                                                                        PAGE
The Trust .............................................................    1
Investment Restrictions ...............................................    1
Investment Techniques and Risks .......................................    2
Performance Information................................................    2
Performance Comparisons ...............................................    3
Services of the Advisers ..............................................    3
Determination of Net Asset Value ......................................    4
How to Buy and Sell Shares ............................................    5
Tax Sheltered Retirement Plans ........................................    6
The Distributor and Distributions Plans................................    6
Management of the Trust ...............................................    8
Additional Information ................................................   12



                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-1926
                    Telecommunications (TTY): (800) 243-1926


PXP1203 (12/00)


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                                    THE TRUST

   The Trust is an open-end management investment company which was organized in 1984 as a Massachusetts business trust, then reorganized as a Delaware business trust in 1996.


   The Fund's Prospectus describes the investment objectives of the Phoenix-Zweig Government Cash Fund (the "Fund"), and summarizes the investment policies and investment techniques the Fund will employ in seeking to achieve its investment objective. The Funds' investment objectives are fundamental policies of the Funds and may not be changed without the vote of a majority of the outstanding voting securities of the Funds. The following discussion supplements the description of the Fund's investment policies and investment techniques in the Prospectus.



                             INVESTMENT RESTRICTIONS

   The following investment restrictions have been adopted by the Trust with respect to the Fund. Except as otherwise stated, these investment restrictions are "fundamental" policies. A "fundamental" policy is defined in the 1940 Act to mean that the restriction cannot be changed without the vote of a "majority of the outstanding voting securities" of the Fund. A majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. However, these policies may be modified by the Trustees, in their discretion, without shareholder approval, to the extent necessary to facilitate the implementation of a master-feeder structure for any or all of the Funds (i.e., a structure under which a particular Fund acts as a feeder and invests all of its assets in a single pooled master fund with substantially the same investment objectives and policies).

     The Fund may not:

     (1) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities and other investment companies), if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.


     (2) Purchase securities if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry (excluding the U.S. Government, its agencies or instrumentalities), except that the Government Cash Fund may invest more than 25% of its assets in instruments issued by domestic banks.


     (3) Borrow money, except (i) in amounts not to exceed one third of the value of the Fund's total assets (including the amount borrowed) from banks, and
(ii) up to an additional 5% of its total assets from banks or other lenders for temporary purposes. For purposes of this restriction, (a) investment techniques such as margin purchases, short sales, forward commitments, and roll transactions, (b) investments in instruments such as futures contracts, swaps, and options and (c) short-term credits extended in connection with trade clearance and settlement, shall not constitute borrowing.

     (4) Issue "senior securities" in contravention of the 1940 Act. Activities permitted by a SEC exemptive orders or staff interpretations shall not be deemed to be prohibited by this restriction.

     (5) Underwrite the securities issued by other persons, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under applicable law.

     (6) Purchase or sell real estate, except that the Fund may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interests therein, (iv) hold and sell real estate acquired by the Fund as a result of the ownership of securities.

     (7) Purchase or sell commodities or commodity contracts, except the Fund may purchase and sell derivatives (including, but not limited to, options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

     (8) Make loans, except that the Fund may (i) lend portfolio securities,
(ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities and (iv) participate in an interfund lending program with other registered investment companies.

     If any percentage restriction described above for the Fund is adhered to at the time of investment, a subsequent increase or decrease in the percentage resulting from a change in the value of the Fund's assets will not constitute a violation of the restriction.


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                         INVESTMENT TECHNIQUES AND RISKS


   The Fund may utilize the following practices or techniques in pursuing its investment objectives.


REPURCHASE AGREEMENTS
   Repurchase agreements involve purchases of securities by the Fund. In such a transaction, at the time the Fund purchases the security, it simultaneously agrees to resell and redeliver the security to the seller who also simultaneously agrees to buy back the security at a fixed price and time. This assumes a predetermined yield for the Fund during its holding period, since the resale price is always greater than the purchase price and reflects an agreed-upon market rate. Such transactions afford an opportunity for the Fund to invest temporarily available cash. Repurchase agreements may be considered loans to the seller collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed-upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the transaction is entered into and at all times subsequent during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed-upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. The Fund intends to invest more than 20% of its assets in repurchase agreements only with respect to obligations of the U.S. Government, its agencies or instrumentalities and only with member banks of the Federal Reserve System or primary dealers in U.S. Government securities. The Fund's repurchase agreements must be fully backed by collateral (U.S. Government securities) that is marked to market, or priced, each day.

U.S. TREASURY ISSUES
   The Fund may invest in U.S. Treasury issues, such as bills, certificates of indebtedness, notes and bonds, and issues of U.S. Government agencies and instrumentalities which are established under the authority of an act of Congress, such as the Bank for Cooperatives, Export-Import Bank of the U.S., Farmers Home Administration, Federal Financing Bank, Federal Home Loan Banks, Federal Home Loan Mortgage Corp., Federal Housing Administration, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association, Government National Mortgage Association (GNMA), Resolution Funding Corp., Student Loan Marketing Association, Tennessee Valley Authority and the U.S. Postal Service. Some of these securities, such as Federal Housing Administration debenture obligations, are supported by the full faith and credit of the U.S. Treasury; others, such as obligations of Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. The Fund will not invest in obligations of the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, or the Inter-American Development Bank, or in FHA or VA pooled mortgages.


                             PERFORMANCE INFORMATION

   From time to time, the Trust determines a current yield and effective yield for each class of shares of the Fund. For a further discussion of how the Trust calculates yield, see "Pricing of Fund Shares" in the Prospectus.

   The effective yield is an annualized yield based on a compounding of the unannualized base period return. The effective yield will be slightly higher than the yield or seven-day current yield because of the compounding effect of the assumed reinvestment.

   These yields are each computed in accordance with a standard method prescribed by the rules of the Commission, by first determining the net change in account value for a hypothetical account having a share balance of one share at the beginning of a seven-day period (the "beginning account value"). The net change in account value equals the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The unannualized base period return equals the net change in account value divided by the beginning account value. Realized gains or losses or changes in unrealized appreciation or depreciation are not taken into account in determining the net change in account value.

The yields are then calculated as follows:


                            Net Change in Account Value     365
            Current Yield = ---------------------------  X  ---
                            Beginning Account Value          7


                                                        365
            Effective Yield = [(1 + Base Period Return) ---]-1
                                                         7

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   For the seven days ended December 31, 1999, the Fund's current and effective
(compounded) yields were 5.29% and 5.40%, respectively, for Class M Shares; 5.06% and 5.16%, respectively, for Class A Shares; 4.36% and 4.44%, respectively, for Class B Shares; 5.06% and 5.16%, respectively, for Class C Shares; and 5.36% and 5.48%, respectively, for Class I Shares.

   Yield is a function of portfolio quality and composition, portfolio maturity and operating expenses. Yields fluctuate and do not necessarily indicate future results. While yield information may be useful in reviewing the performance of the Fund, it may not provide a basis for comparison with bank deposits, other fixed rate investments or other investment companies that may use a different method of calculating yield.

   The investment results of the Class M, Class A, Class B, Class C and Class I Shares of the Fund will tend to fluctuate over time, so that historical yields, current distributions and total returns should not be considered representations of what an investment may earn in any future period. Actual dividends will tend to reflect changes in market yields, and will also depend upon the level of a Class or the Fund's expenses, realized or unrealized investment gains and losses, and the results of the Fund's investment policies. Thus, at any point in time, investment yields, current distributions or total returns may be either higher or lower than past results, and there is no assurance that any historical performance record will continue.


                             PERFORMANCE COMPARISONS

   The Trust, a Fund or Class of a Fund may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., and rating services such as Morningstar, Inc. Additionally, the Trust or a Fund may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard and Poor's The Outlook, Investor's Daily and Personal Investor. The total return may be used to compare the performance of a Fund against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Dow Jones Industrial Average, Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index. The S&P 500 is a commonly quoted measure of stock market performance and represents common stocks of companies of varying sizes segmented across 90 different industries which are listed on the New York Stock Exchange, the American Stock Exchange and traded over the NASDAQ National Market System.


                            SERVICES OF THE ADVISERS

   Phoenix/Zweig Advisers LLC ("Phoenix/Zweig") (formerly Zweig/Glaser Advisers
LLC) is the investment adviser to the Fund and is located at 900 Third Avenue, New York, NY 10022. As of December 31, 1999, Phoenix/Zweig was managing twelve funds with net assets of approximately $1.8 billion and two closed-end funds with assets in excess of $1.4 billion. Phoenix/Zweig has been managing funds since September 1989.

   Phoenix/Zweig is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd. (`PXP"), a Delaware corporation, located at 56 Prospect St., Hartford, CT 06115. PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. As of December 31, 1998, PXP had approximately $64.6 billion in assets under management through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco, Phoenix/Zweig in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, CT, Sarasota, FL, and Scotts Valley, CA, respectively.

   Overall responsibility for the management and supervision of the Trust and the Fund rests with the Trustees of the Phoenix-Zweig Trust (the "Trustees"). Phoenix/Zweig's services under its Management Agreement are subject to the direction of the Trustees.

   The Management Agreement will continue in effect for two years if specifically approved annually by a majority of the Board of Trustees who are not parties to such contract or interested persons of any such party. The Management Agreement may be terminated without penalty by either of the parties on 60 days' written notice and must terminate in the event of its assignment. The Management Agreement was last approved by the Trustees on January 12, 1999 and by the shareholders on February 25, 1999.

   The Management Agreement provides that the Adviser is liable only for its acts or omissions caused by its willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations under the Management Agreement. The Management Agreement permits the Adviser to render services to others and to engage in other activities.

Pursuant to the Management Agreement, the Adviser: (a) supervises and assists in the management of the assets of the Fund, furnishes the Fund with research, statistical and advisory services and provides regular reports to the Trustees;
(b) provides advice

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and assistance with the operations of the Trust, compliance support, preparation of the Trust's registration statements, proxy materials and other documents and advice and assistance of the Adviser's General Counsel; (c) makes investment decisions for the Trust; (d) ensures that investments follow the investment objective, strategies, and policies of the Fund and comply with government regulations; (e) selects brokers and dealers to execute transactions for the Fund; and (f) furnishes office facilities, personnel necessary to provide advisory services to the Fund, personnel to serve without salaries as officers or agents of the Trust and compensation and expenses of any Trustees who are also full-time employees of the Adviser or any of its affiliates.

   The Fund's Subadviser is Zweig Consulting, LLC ("Zweig"). Its principal offices are located at 900 Third Ave., New York, NY 10022. Zweig's services under the Servicing Agreement are subject to the direction of both the Trustees and Phoenix/Zweig. Under a Servicing Agreement with Phoenix/Zweig, Zweig's duties to the Fund include promoting the interests of the Trust and research and analysis.

   In managing the assets of the Fund, the Adviser furnishes continuously an investment program for the Fund consistent with the investment objectives and policies of the Fund. More specifically, the Adviser determines from time to time what securities shall be purchased for the Fund and what securities shall be held or sold by the Fund. The Subadviser provides information that assists the Adviser in determining dollar-weighted average portfolio maturity. Both the Subadviser and Adviser are subject always to the provisions of the Trust's Agreement and Declaration of Trust, By-Laws and its registration statement under the 1940 Act and under the 1933 Act covering the Trust's shares, as filed with the SEC, and to the investment objectives, policies and restrictions of the Fund, as each of the same shall be from time to time in effect, and subject, further, to such policies and instructions as the Trustees of the Trust may from time to time establish. To carry out such determinations, the Adviser places order for the investment and reinvestment of the Fund's assets.

   The Trust pays the Adviser for its services pursuant to the Management Agreement a monthly fee at the annual rate of 0.50% of the average daily net assets of the Fund.

   For services to the Fund during the fiscal years ended December 31, 1997, 1998 and 1999, the Adviser received fees of $257,892, $433,374 and $827,398, respectively.

   The Adviser has voluntarily undertaken to limit the expenses of the Fund (exclusive of taxes, interest, brokerage commissions, 12b-1 fees and extraordinary expenses) until April 30, 2001 to 0.35% of its average daily net assets. During the years ended December 31, 1997, 1998 and 1999, the Adviser's reimbursements to the Fund aggregated $251,454, $296,837 and $489,015, respectively. The Adviser reserves the right to discontinue this policy at any time after April 30, 2001.

   The Adviser may draw upon the resources of the Distributor and its qualified affiliates in rendering its services to the Trust. The Distributor or its affiliates may provide the Adviser (without charge to the Trust) with investment information and recommendations that may serve as the principal basis for investment decisions with respect to certain assets of the Trust.

   The Trust, its Adviser and Subadviser, and Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order.


                        DETERMINATION OF NET ASSET VALUE

   The net asset value per share of each class of shares is determined as of 2:00 p.m. eastern time and as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 PM eastern time) on each day that the NYSE is open. The NYSE is closed on the following holidays (or the weekdays on which these holidays are celebrated when they fall on a weekend): New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   The Board of Trustees ("the Board") has determined that it is in the best interests of the Fund and its shareholders to seek to maintain a stable net asset value per share, and that the appropriate method for valuing portfolio securities is the amortized cost method, provided that such method continues to fairly reflect the market-based net asset value per share. The Board shall continuously review this method of valuation and make changes that may be necessary to assure that the Fund's instruments are valued at their fair value as determined by the Board in good faith.

   The Board has determined that the Fund will comply with the conditions of Rule 2a-7 under the Act regarding the amortized cost method of valuing portfolio securities. Under Rule 2a-7, the Board is obligated, as a particular responsibility within the overall duty of care owed to the Fund's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Fund's investment objectives, to stabilize the net asset value per share of the Fund for purposes of distribution and redemption, at $1.00 per share. These procedures include periodically monitoring, as the Board deems appropriate, at such

                                       4


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intervals as are reasonable in light of current market conditions, the relationship between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon available indications of market value. The Board will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of 1% between the amortized cost value and the market value per share. The Board will take such steps as it considers appropriate (e.g., redemption in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends, or utilizing a net asset value per share determined by using market quotations) to minimize any material dilution or other unfair results that might arise from differences between the net asset value per share based upon the amortized cost method of valuation and the net asset value per share based upon market value.

   Rule 2a-7 requires that a dollar-weighted average portfolio maturity of not more than 90 days, appropriate to the objective of maintaining a stable net asset value of $1.00 per share, be maintained, and precludes the purchase of any instrument with a remaining time to maturity of more than 397 calendar days. However, the underlying securities used as collateral for repurchase agreements are not subject to these restrictions, because a repurchase agreement is deemed to have a maturity equal to the period remaining until the date on which the repurchase of the underlying securities is deemed to occur. Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in a manner that will reduce such average maturity to 90 days or less as soon as reasonably practicable. Rule 2a-7 also requires the Fund to limit its investments to instruments that the Board determines present minimal credit risks and that have been given one of the two highest rating categories by nationally recognized statistical rating organizations, or, in the case of instruments that are not so rated, are of comparable quality as determined under procedures established by the Board.

   It is the normal practice of the Fund to hold portfolio securities to maturity and realize their par values, unless a prior sale or other disposition thereof is mandated by redemption requirements or other extraordinary circumstances. A debt security held to maturity is redeemable by its issuer at its principal amount plus accrued interest. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund (computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above) may tend to be higher than a similar computation made by utilizing a method of valuation based upon market prices and estimates. The Fund may, to a limited extent, engage in short-term trading to attempt to take advantage of short-term market variations, or may dispose of a portfolio security prior to its maturity if the Adviser believes such disposition advisable, or necessary to generate cash to satisfy redemptions. In such cases, the Fund may realize a gain or loss.

   Class M Shares are entitled to dividends as declared by the Board and, on liquidation of the Fund, are entitled to receive their share of the net assets of the Fund. Shareholders have no preemptive rights. The Trust's fiscal year ends on December 31.


                           HOW TO BUY AND SELL SHARES

   Reference is made to the materials in the Prospectus under the headings "How to Buy Shares" and "How to Redeem Shares," which describe the methods of purchase and redemption of Fund shares. The following is additional information related to certain of those methods. Class M Shares are not exchangeable with any of the Phoenix-Zweig Funds or any other Affiliated Phoenix Fund.

SWEEP PROGRAMS
   Class M Shares of the Fund may be purchased through certain participating securities dealers and/or banks (Institutions) which have established sweep programs under which cash in their customers' accounts may be automatically invested in the Fund. The customers' rights under these programs are governed by the provisions of the particular Institution's program and the details of the programs vary. The description below, while generally followed, should be considered as illustrative of how such programs work, but may not be true of a particular program.

   Typically, in these programs each participating customer, pursuant to an agreement executed with a particular Institution, becomes the beneficial owner of specific shares of the Fund which may be purchased, redeemed and held by the Institution in accordance with the customer's instructions and may fully exercise all rights as a shareholder. The participating Institution holds shares registered in its name, as agent for the customer, on the books of the Fund. A statement regarding the customer's shares is generally supplied to the customer monthly, and confirmations of all transactions for the account of the customer normally are available to the customer promptly upon request. In addition, each customer is sent proxies, periodic reports and other information from the Trust with regard to the shares. The customer's shares are fully assignable and may be encumbered by the customer. The sweep agreement can be terminated by the customer at any time, without affecting beneficial ownership of the shares. In order to obtain the benefits of this service, a customer typically is required to maintain a minimum balance subject to a monthly maintenance fee, or a higher minimum balance for which no monthly fee would be imposed. In either case, a penalty fee is imposed if the minimum is not maintained. In general, the automatic investment in shares of the Fund occurs on the same day that withdrawals are made from the customer's account by the participating Institution, but there may be a greater time lag between the

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


removal of funds from an account and their investment in shares of the Fund. Depending on the particular program of the participating Institution, the customer may or may not earn interest on the funds being swept during this lag.

   All agreements which relate to the service are with the participating Institution. Neither the Distributor nor the Fund is a party to any of those agreements and no part of the compensation received by the participating Institution flows to the Fund or to the Distributor or to any of their affiliates either directly or indirectly. Information concerning those programs and any related charges or fees is provided by the particular Institution prior to purchases of the Class M Shares. Any fees charged by a participating Institution effectively reduces the Fund's yield for those customers.

   If a participating bank were prohibited from offering the sweep program, it is expected that customers of the participating bank who seek to invest in the Fund would have to purchase and redeem shares directly through the Fund's transfer agent, State Street Bank and Trust Company.

CHECK SERVICE
   An investor may request in writing that the Fund establish a check service ("Check Service") with Equity Planning as agent to draw against the investor's Fund account. Upon receipt of such request, the Fund will provide checks ("Checks"). Checks may be made payable to the order of anyone in an amount of $500 or more. Class M Shares held under retirement plans or IRAs are not eligible for the Check Service. The Check Service is subject to Equity Planning's customary rules and regulations governing checking accounts, and the Fund and Equity Planning each reserve the right to change or suspend the Check Service. The Check Service may be discontinued at any time or for any investor. The Check Service does not create a checking or other bank account relationship between the shareholder and Equity Planning or the Fund.

   When a Check is presented to Equity Planning for payment, through normal banking channels, Equity Planning, as the investor's agent, causes the Fund to redeem at the net asset value a sufficient number of full and fractional Class M Shares to cover the amount of the Check. If there is an insufficient number of shares in your account, the Check is marked insufficient funds and is returned unpaid to the presenting bank. Checks will only clear Equity Planning if drawn against funds which have been invested for at least 15 days, except for wire investments. Cancelled (paid) Checks are returned to you; however, this practice may be discontinued in the future or a charge for such service may be imposed. By requesting the Check Service, you agree to indemnify and hold harmless Equity Planning, the Fund, and any of their agents from any liability for honoring Checks or for effecting or facilitating redemptions pursuant to the Check Service or for returning Checks which have not been accepted. The Check Service enables you to receive the daily dividends declared on the shares to be redeemed until the day that the Check is presented to Equity Planning for payment. Since the aggregate amount in your account changes each day because of the daily dividend, you should not attempt to withdraw the full amount in your account by using the Check Service.

   The Fund reserves the right in its sole discretion to reject any purchase order in whole or in part for any reason that it deems sufficient and to change the minimum investment and subsequent purchases in the Fund.

   No stock certificates will be issued unless specifically requested in writing by an investor. Instead, an account will be established for each investor and all shares purchased or received, including those obtained through reinvestment of distributions, will be registered on the books of the Fund and credited to such account.


                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Trust are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning at (800) 243-1574 for further information about the plans.


                     THE DISTRIBUTOR AND DISTRIBUTION PLANS

   Pursuant to its Distribution Agreement with the Trust (the "Distribution Agreement"), Phoenix Equity Planning Corporation ("Equity Planning" or the "Distributor") acts as distributor of the Trust's shares. The Distribution Agreement naming Equity Planning as Distributor was last approved by the Trustees on January 12, 1999.

   The Trust has adopted a separate Rule 12b-1 Plan for the Class M Shares (the "Class M Plan"). The Class M Plan provides that the Distributor may enter into Service Agreements with securities dealers, financial institutions, banks, and other industry professionals for distribution, promotion and administration of and/or servicing investors in Class M Shares. Service payments under the Class M Plan are paid in equal amounts by the Fund and the Adviser, or the Fund and the Adviser reimburse the Distributor equally for service payments to a service organization, in an amount not exceeding 0.30% per annum of the average daily net asset value of the Class M Shares. The Class M Plan also provides that the Fund will pay the costs and expenses connected with the printing and distribution of the Fund's prospectuses, shareholder reports, and any promotional material for other than current Fund shareholders, in an amount not to exceed $100,000 per annum. The Trust has also adopted a distribution plan for the Class A and

Class C Shares, and for the Class B Shares of the Fund (the "Class A and Class C and Class B Plans"), in accordance with Rule 12b-1 under the 1940 Act, to compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement. Each class of shares subject to the Class A and C and Class B Plans pays a service fee at the rate of 0.25% per annum of the daily average net assets of such class and a distribution fee based on average daily net assets at the following rates: for Class A Shares, 0.05% per annum; for Class B Shares, 0.75% per annum, and for Class C Shares, 0.05% per annum.

   A report of the amounts expended under the Class M Plan and the Class A and Class C and Class B Plans (collectively, the "Plans") must be made to the Board of Trustees and reviewed by the Board at least quarterly. In addition, the Plans provide that they may not be amended to increase materially the costs which the Trust may bear for distribution pursuant to the Plans without shareholder approval and that other material amendments to the Plans must be approved by a majority of the Board, including a majority of the Board who are neither interested persons of the Trust (as defined in the 1940 Act) nor have any direct or indirect financial interest in the operation of the Plans (the "Qualified Trustees"), by vote cast in person at a meeting called for the purpose of considering such amendments.

   The Plans are subject to annual approval by a majority of the Board of Trustees, including a majority of the Qualified Trustees, by vote cast in person at a meeting called for the purpose of voting on the Plans. The Plans are terminable at any time by vote of a majority of the Qualified Trustees or, with respect to any Class of a Series, by vote of a majority of the shares of such Class. Pursuant to the Plans, any new trustees who are not interested persons must be nominated by existing trustees who are not interested persons. If the Plans are terminated (or not renewed) with respect to one or more Classes of shares, they may continue in effect with respect to any Class or Fund as to which they have not been terminated (or have been renewed).

   Benefits from the Plans may accrue to the Trust and its shareholders from the growth in assets due to sales of shares to the public pursuant to the Plans. Increases in a Fund's net assets from sales pursuant to its Plan may benefit shareholders by reducing per share expenses, permitting increased investment flexibility and diversification of the Fund's assets, and facilitating economies of scale (e.g., block purchases) in the Fund's securities transactions. Under their terms, the Plans will continue from year to year, provided that such continuance is approved annually by a vote of the Trustees in the manner described above. The continuance of the Plan was last approved by the Board of Trustees, including a majority of the Qualified Trustees, at a meeting held on February 28, 2000. The adoption of the Class M Plan was approved by the Board of Trustees at a meeting held on December 14, 1993, and was approved by the initial shareholders of the Class M Shares on April 25, 1994. Prior to approving the continuance of the Plan and the adoption of the Class M Plan, the Board requested and received from the Distributor all the information which it deemed necessary to arrive at an informed determination as to such continuance and adoption of the Plans. In making its determination to continue the Plan, the Board considered, among other factors: (1) the Trust's experience under the Plan and the previous Rule 12b-1 Plan for the Class A Shares of the Trust, and whether such experience indicates that the Plans would operate as anticipated;
(2) the benefits the Trust had obtained under the Plan and the previous Class A Rule 12b-1 Plan and would be likely to obtain under the Plans; (3) what services would be provided under the Plans by the Distributor to the Trust and its shareholders; and (4) the reasonableness of the fees to be paid to the Distributor for its services under the Plans. Based upon its review, the Board, including each of the Qualified Trustees, determined that the continuance of the Plan would be in the best interest of the Trust, and that there was a reasonable likelihood that the Plans would benefit the Trust and its shareholders. In the Board's quarterly review of the Plans, they will consider their continued appropriateness and the level of compensation provided therein.

   Because all amounts paid pursuant to the Plans are paid to the Distributor, the Distributor and its officers, directors and employees, all may be deemed to have a direct or indirect financial interest in the operation of the Plans. None of the Trustees who is not an interested person of the Trust has a direct or indirect financial interest in the operation of the Plans.

   The Board of Trustees has also adopted a Rule 18f-3 Multi-Class Share Plan permitting the issuance of shares in multiple classes.

                             MANAGEMENT OF THE TRUST

   The Trustees have responsibility for management of the business of the Trust. The officers of the Trust are responsible for its day to day operations. Set forth below is certain information concerning the Trustees and officers.

TRUSTEES AND OFFICERS
                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------


James Balog (71)                        Trustee                   Retired; Director and Member of the Audit, Investment, Stock
2205 N. Southwinds Blvd.                                          Option and Compensation Committees of Transatlantic Holdings,
Vero Beach, FL 32963                                              Inc. (reinsurance); Director and Member of the Executive
                                                                  Committee of Elan, Plc (pharmaceuticals); Director and Member of the Executive and Investment & Credit Committees of Great
                                                                  West Life and Annuity Insurance Company; Trustee of the
                                                                  Phoenix-Euclid Funds. Former Director, Chairman of the Audit
                                                                  Committee and Member of the Executive Committee of A.L. Pharma,
                                                                  Inc. (health care); Chairman of 1838 Investment Advisors, L.P.
                                                                  and Chairman of Lambert Brussels Capital Corporation
                                                                  (investments). Former Member of the Technical Advisory Board of
                                                                  Galen Partners (health care).

Claire B. Benenson (81)                 Trustee                   Consultant on Financial Conferences, The New School for Social
870 U.N. Plaza                                                    Research. Director of The Burnham Fund Inc. and Trustee of the
New York, NY 10017                                                Phoenix-Euclid Funds. President of the Money Marketeers of New
                                                                  York University. Trustee of Simms Global Fund. Former Director
                                                                  of Zweig Cash Fund Inc. and Director of Financial Conferences
                                                                  and Chairman, Department of Business and Financial Affairs, The
                                                                  New School for Social Research.


S. Leland Dill (69)                     Trustee                   Trustee and Chairman of the Audit Committee of Deutsche Asset
5070 North Ocean Dr.                                              Management mutual funds. Trustee, Phoenix-Euclid Funds. Former
Singer Island, FL 33404                                           Director and Chairman of the Audit Committee of Coutts & Co.
                                                                  Trust Holdings Limited, Coutts & Co. Group, Coutts & Co.
                                                                  International (USA) (private banking). Former partner of Peat
                                                                  Marwick Mitchell & Co. and Director of Zweig Cash Fund Inc. and
                                                                  Vintners International Company, Inc. (winery).

                                         POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

*Philip R. McLoughlin (54)              Trustee                   Chairman (1997-present), Director (1995-present), Vice Chairman
56 Prospect Street                                                (1995-1997) and Chief Executive Officer (1995-present), Phoenix
Hartford, CT 06115                                                Investment Partners, Ltd. Director (1994-present) and Executive
                                                                  Vice President, Investments (1998-present), Phoenix Home Life
                                                                  Mutual Insurance Company. Director/Trustee and President, Phoenix
                                                                  Funds (1989-present). Trustee and President, Phoenix-Aberdeen
                                                                  Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                                  (1996-present). Director, Duff & Phelps Utilities Tax-Free Income
                                                                  Inc. (1995-present) and Duff & Phelps Utility and Corporate Bond
                                                                  Trust Inc. (1995-present). Trustee, Phoenix-Seneca Funds
                                                                  (1999-present). Chairman, Phoenix-Zweig Trust (2000-present).
                                                                  Director (1983-present) and Chairman (1995-present), Phoenix
                                                                  Investment Counsel, Inc. Director (1984-present) and President
                                                                  (1990-1999), Phoenix Equity Planning Corporation. Chairman and
                                                                  Chief Executive Officer, Phoenix/Zweig Advisers LLC
                                                                  (1999-present). Director, PXRE Corporation (Delaware)
                                                                  (1985-present) and World Trust Fund (1991-present). Director and
                                                                  Executive Vice President, Phoenix Life and Annuity Company
                                                                  (1996-present). Director and Executive Vice President, PHL
                                                                  Variable Insurance Company (1995-present). Director, Phoenix
                                                                  Charter Oak Trust Company (1996-present). Director and Vice
                                                                  President, PM Holdings, Inc. (1985-present). Director
                                                                  (1992-present) and President (1992-1994), W.S. Griffith & Co.,
                                                                  Inc. Director, PHL Associates Inc. (1995-present).

Donald B. Romans (69)                   Trustee                   President of Romans & Company, (private investors and financial
233 East Wacker Dr.                                               consultants); Director of the Burnham Fund Inc. and Trustee of
Chicago, IL 60601                                                 the Phoenix-Euclid Funds. Former Consultant to and Executive
                                                                  Vice President and Chief Financial Officer of Bally Manufacturing
                                                                  Corporation, and Director of Zweig Cash Fund Inc.

Martin E. Zweig (58)                    President                 President of the Subadviser; President of Phoenix-Euclid Funds;
900 Third Avenue                                                  Chairman of the Board and President of The Zweig Total Return
New York, NY 10022                                                Fund, Inc. and The Zweig Fund, Inc.; Managing Director of
                                                                  Zweig-DiMenna Associates LLC; President of Zweig-DiMenna
                                                                  International Managers, Inc.; Zweig-Di Menna Associates, Inc.
                                                                  and Gotham Advisors, Inc.; Member of the Undergraduate
                                                                  Executive Board of the Wharton School, University of
                                                                  Pennsylvania; Trustee, Manhattan Institute. Former President of
                                                                  Zweig Cash Fund Inc. Former President and Director of Zweig
                                                                  Advisors Inc., Zweig Total Return Advisors, Inc. and Zweig
                                                                  Securities Advisory Services Inc. General Partner of Zweig
                                                                  Katzen Investors, L.P.; Former Chairman of the Adviser and
                                                                  Euclid Advisors LLC.

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------

Michael E. Haylon (42)                  Executive Vice            Director and Executive Vice President, Investments, Phoenix
56 Prospect Street                      President                 Investment Partners, Ltd. (1995-present). Executive Vice
Hartford, CT 06115                                                President, Phoenix/Zweig Advisers LLC (1999-present). Director
                                                                  (1994-present), President (1995-present), Executive Vice
                                                                  President (1994-1995), Vice President (1991-1994), Phoenix
                                                                  Investment Counsel, Inc. Director, Phoenix Equity Planning
                                                                  Corporation (1995-present). Executive Vice President, Phoenix
                                                                  Funds (1993-present), Phoenix-Aberdeen Series Fund
                                                                  (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                                  Executive Vice President (1997-present), Vice President
                                                                  (1996-1997), Phoenix Duff & Phelps Institutional Mutual Funds.
                                                                  Senior Vice President, Securities Investments, Phoenix Home
                                                                  Life Mutual Insurance Company (1993-1995).

William R. Moyer (56)                   Executive Vice            Executive Vice President and Chief Financial Officer
56 Prospect Street                      President                 (1999-present), Senior Vice President and Chief Financial
Hartford, CT 06115                                                Officer, Phoenix Investment Partners, Ltd. (1995-1999).
                                                                  Director (1998-present), Senior Vice President, Finance
                                                                  (1990-present), Chief Financial Officer (1996-present), and
                                                                  Treasurer (1994-1996 and 1998-present), Phoenix Equity Planning
                                                                  Corporation. Director (1998-present), Senior Vice President
                                                                  (1990-present), Chief Financial Officer (1996-present) and
                                                                  Treasurer (1994-present), Phoenix Investment Counsel, Inc.
                                                                  Senior Vice President and Chief Financial Officer, Duff &
                                                                  Phelps Investment Management Co. (1996-present). Vice
                                                                  President, Phoenix Funds (1990-present), Phoenix-Duff & Phelps
                                                                  Institutional Mutual Funds (1996-present), Phoenix-Aberdeen
                                                                  Series Fund (1996-present). Executive Vice President,
                                                                  Phoenix-Seneca Funds (2000-present). Senior Vice President and
                                                                  Chief Financial Officer, W.S. Griffith & Co., Inc. (1992-1995)
                                                                  and Townsend Financial Advisers, Inc. (1993-1995).

John F. Sharry (48)                     Executive Vice            President, Retail Division (1999-present), Executive Vice
56 Prospect Street                      President                 President, Retail Division (1997-1999), Phoenix Investment
Hartford, CT 06115                                                Partners, Ltd. Managing Director, Retail Distribution, Phoenix
                                                                  Equity Planning Corporation (1995-1997). Executive Vice
                                                                  President, Phoenix Funds, Phoenix-Aberdeen Series Funds
                                                                  (1998-present) and Phoenix-Seneca Funds (2000-present).
                                                                  Managing Director, Director and National Sales Manager, Putnam
                                                                  Mutual Funds (1992-1995).


Carlton Neel (32)                       Senior Vice President     First Vice President of Phoenix/Zweig Advisers LLC. Former Vice
900 Third Avenue                                                  President of Zweig Advisors Inc. and Zweig Total Return
New York, NY 10022                                                Advisors, Inc. Former Vice President of J.P. Morgan & Co., Inc.


Barry Mandinach (44)                    First Vice President      Executive Vice President of PXP Securities Corp., Senior Vice
900 Third Avenue                                                  President of Phoenix/Zweig Advisers LLC. and Euclid Advisors
New York, NY 10022                                                LLC, and First Vice President of the Phoenix-Euclid Funds.


Beth Abraham (44)                       Assistant Vice President  Assistant Vice President of Phoenix/Zweig Advisers LLC and the
900 Third Avenue                                                  Phoenix-Euclid Funds. Former self-employed consultant to the
New York, NY 10022                                                mutual fund industry.

                                        POSITION WITH
NAME, ADDRESS AND AGE                   THE TRUST                 PRINCIPAL OCCUPATION DURING PAST 5 YEARS
---------------------                   ---------                 ----------------------------------------
David O'Brien (35)                      Assistant Vice President  Assistant Vice President of Phoenix-Euclid Funds. Assistant
900 Third Avenue                                                  Portfolio Manager of Phoenix-Euclid Market Neutral Fund, the
New York, NY 10022                                                Phoenix-Zweig Strategy Fund, Phoenix-Zweig Appreciation Fund
                                                                  and Phoenix-Zweig Growth & Income Fund. Formerly, Assistant
                                                                  Vice President, PaineWebber (1993-1998).


Marc Baltuch (55)                       Secretary                 Director and President of Watermark Securities, Inc. Secretary
900 Third Avenue                                                  of Phoenix-Euclid Funds; Assistant Secretary of Gotham
New York, NY 10022                                                Advisors, Inc. Former First Vice President of the Phoenix/Zweig
                                                                  Advisers LLC and of Phoenix-Euclid Advisors LLC; Secretary of
                                                                  Zweig Cash Fund Inc. Former First Vice President, Chief Compliance
                                                                  Officer and Secretary of PXP Securities Corp.

Nancy G. Curtiss (48)                   Treasurer                 Vice President, Fund Accounting (1994-2000) and Treasurer
56 Prospect Street                                                (1996-2000), Phoenix Equity Planning Corporation. Treasurer,
Hartford, CT 06115                                                Phoenix Funds (1994-present), Phoenix Duff & Phelps
                                                                  Institutional Mutual Funds (1996-present), Phoenix-Aberdeen Series
                                                                  Fund (1996-present), and Phoenix-Seneca Funds (2000-present).
                                                                  Second Vice President and Treasurer, Fund Accounting, Phoenix Home
                                                                  Life Mutual Insurance Company (1994-1995).


   *Designates a trustee who is an interested person of the trust within the meaning of the 1940 Act.

COMPENSATION OF TRUSTEES AND OFFICERS
   For the fiscal year ended December 31, 1999, the fees and expenses of disinterested trustees, as a group, were $73,000. Those trustees and officers of the Trust who are affiliated with the Subadviser or the Adviser are not separately compensated for their services as trustees or officers of the Trust. The Trust currently pays each of its disinterested trustees a fee of $5,000 per year, plus $1,500 per meeting attended ($500 per phone meeting) and reimburses their expenses for attendance at meetings, all of which is prorated on the basis of the assets of each fund. In addition, each such trustee receives a fee of $1,000 per year from each fund. Trustees may be removed from office at any meeting of shareholders by a vote of two-thirds of the outstanding shares of the Trust. Except as set forth above, the trustees shall continue to hold office and may appoint their successors.

   For the Trust's last fiscal year, the Trustees received the following compensation:


                                                          PENSION OR
                                  AGGREGATE           RETIREMENT BENEFITS           ESTIMATED                  TOTAL
                                COMPENSATION            ACCRUED AS PART          ANNUAL BENEFITS           COMPENSATION
         NAME                  FROM THE TRUST          OF TRUST EXPENSES         UPON RETIREMENT         PAID TO TRUSTEES

-------------------            --------------          -----------------         ---------------         ----------------
James Balog                        $17,500                                                                    $22,500
Claire B. Benenson                 $18,500                   None                     None                    $24,000
S. Leland Dill                     $18,500                  for any                  for any                  $24,000
Eugene J. Glaser*                       $0                  Trustee                  Trustee                       $0
Donald B. Romans                   $18,500                                                                    $24,000

----------

   *"Interested Person" as defined under the Investment Company Act.


   At November 24, 2000, except for Dr. Martin E. Zweig, the Trustees and officers as a group owned less than 1% of any Class of any Fund of the Trust.


PRINCIPAL SHAREHOLDERS

   The following table sets forth information as of November 27, 2000 with respect to each person who beneficially or of record owns 5% or more of any class of the Fund's equity securities.

NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF FUND
-------------------                             --------------                         ---------------

Hare & Co.                                      Government Cash Fund Class M                30.96%
Bank of New York
Attn. Stif/Master Note
1 Wall Street, Fl. 2
New York, NY  10005-2501

Edward D. Jones and CO F/A/O                    Government Cash Fund Class C                 5.19%
Detrek Engineering Inc.
Retirement Plan
P.O. Box 2500
Maryland Heights, MO  63043-8500

NFSC DEBO#A7T-142743                            Government Cash Fund Class B                 5.37%
NFSC/FMTC IRA
FBO Donald H. Lutz
153 Tobie Avenue
Pawtucket, RI  02861-3215

NFSC FEBO                                       Government Cash Fund Class C                 5.49%
Laborer's Intl of NA Local 860
4220 Prospect Avenue
Cleveland, OH 44103-4367

Prudential Securities                           Government Cash Fund Class A                 5.65%
FBO Roger Markle IRA
1145 Dominguez, Ste. #J
Carson, CA  90746-3550

Prudential Securities FBO                       Government Cash Fund Class C                 5.60%
Stanley E. Coleby
Sharon A. Coleby  JTWROS
2432 Briar Creek Circle
Salt Lake City, UT  84117-4575

William J. Ragen, Ttee                          Government Cash Fund Class C                 5.59%
WRL Inc. PSP Tr
111 W. Jackson Boulevard, Ste. 1144
Chicago, IL 60604-3502

Salomon Smith Barney Inc.                       Government Cash Fund Class B                 9.84%
333 West 34th Street - 3rd Fl.
New York, NY  10001

Sand Dollar Limited Partnership                 Government Cash Fund Class A                 5.52%
5 Puerto Royal
San Clemente, CA  92672-6048

Jack Schatz                                     Government Cash Fund Class A                 7.55%
Susan Schatz Ttees
Corporate Concepts Ltd., PSP
1104 Tower Drive
Edgewater, NJ 07020-2213

Nicholas Schaus                                 Government Cash Fund Class A                 8.69%
Barbara D. Schaus JT TEN
137 Anchor Drive
Vero Beach, FL  32963-2941

State Street Bank & Trust                       Government Cash Fund Class C                 7.99%
Cust for the IRA Rollover of Rana J. Khan
3722 Augusta Lane
Elkhart, IN  46517-3854

NAME OF SHAREHOLDER                             FUND AND CLASS                         PERCENT OF FUND
-------------------                             --------------                         ---------------

Martin Zweig Ttee                               Government Cash Fund Class I                93.27%
Marty & Barbara Zweig
Foundation Inc.
900 Third Avenue, Fl. 31
New York, NY  10022-4728

Martin Zweig                                    Government Cash Fund Class M                 6.61%
Tax Account
900 Third Avenue, Fl. 30
New York, NY  10022-4728

Martin E. Zweig  Personal                       Government Cash Fund Class M                 9.54%
C/O Zweig Companies
900 Third Avenue, Fl. 30
New York, NY  10022-4728




                             ADDITIONAL INFORMATION

CAPITAL STOCK
   The capitalization of the Trust consists solely of an unlimited number of shares of beneficial interest. The Trust currently offers shares in different Funds and different classes of those Funds. Holders of shares of a Fund have equal rights with regard to voting, redemptions, dividends, distributions, and liquidations with respect to that Fund. Shareholders of all Funds vote on the election of Trustees. On matters affecting an individual Fund (such as approval of an investment advisory agreement or a change in fundamental investment policies) and on matters affecting an individual class (such as approval of matters relating to a Plan of Distribution for a particular class of shares), a separate vote of that Fund or Class is required. The Trust does not hold regular meetings of shareholders. The Trustees will call a meeting when at least 10% of the outstanding shares so request in writing. If the Trustees fail to call a meeting after being so notified, the Shareholders may call the meeting. The Trustees will assist the Shareholders by identifying other shareholders or mailing communications, as required under Section 16(c) of the 1940 Act.

   Shares are fully paid, nonassessable, redeemable and fully transferable when they are issued. Shares do not have cumulative voting rights, preemptive rights or subscription rights. The assets received by the Trust for the issue or sale of shares of each Fund, and any class thereof and all income, earnings, profits and proceeds thereof, are allocated to such Fund, and class, respectively, subject only to the rights of creditors, and constitute the underlying assets of such Fund or class. The underlying assets of each Fund are required to be segregated on the books of account, and are to be charged with the expenses in respect to such Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging to a particular Fund or class will be allocated by or under the direction of the Trustees as they determine fair and equitable.

   Unlike the stockholders of a corporation, there is a possibility that the shareholders of a business trust such as the Trust may be personally liable for debts or claims against the Trust. The Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust and that every written agreement, undertaking or obligation made or issued by the Trust shall contain a provision to that effect. The Declaration of Trust provides for indemnification out of the Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability, which is considered remote, is limited to circumstances in which the Trust itself would be unable to meet its obligations.

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, NY 10036, serves as the independent accountants for the Trust. PricewaterhouseCoopers LLP audits the Trust's annual financial statements and expresses an opinion thereon.

CUSTODIAN AND TRANSFER AGENT
   The Bank of New York, One Wall Street, New York, New York 10286, serves as custodian of the Trust's assets.


   Phoenix Equity Planning Corporation ("PEPCO"), 56 Prospect Street, P.O. Box 150480, Hartford, CT 06115-0480, serves as Transfer Agent for the Fund. PEPCO receives a fee equivalent to $13.50 for each shareholder account, plus out-of-pocket expenses. The Transfer Agent is authorized to engage subagents to perform certain shareholder servicing functions from time to time for which such agents are paid a fee by the Transfer Agent. State Street Bank and Trust Company serves as subtransfer agent pursuant to a Subtransfer Agency Agreement.

REPORT TO SHAREHOLDERS
   The fiscal year of the Trust ends on December 31. The Trust will send financial statements to its shareholders at least semiannually. An Annual Report containing financial statements audited by the Trust's independent accountants will be sent to shareholders each year, and is available without charge upon request.

FINANCIAL STATEMENTS
   The Financial Statements for the Fund's fiscal year ended December 31, 1999 and June 30, 2000, appearing in the Trust's 1999 Annual and Semi-Annual Reports to Shareholders, are incorporated herein by reference.

PHOENIX-ZWEIG APPRECIATION FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--64.7%
AGRICULTURAL PRODUCTS--0.1%
Delta and Pine Land Co..................        10,000  $    250,625
AIR FREIGHT--0.4%
Cheap Tickets, Inc.(b)..................        17,800       213,600
Expeditors International of Washington,
Inc.....................................        10,100       479,750
                                                        ------------
                                                             693,350
                                                        ------------
AUTO PARTS & EQUIPMENT--0.2%
Applied Industrial Technologies, Inc....           900        14,737
Superior Industries International,
Inc.....................................         1,000        25,750
Tower Automotive, Inc.(b)...............        19,400       242,500
                                                        ------------
                                                             282,987
                                                        ------------
BANKS (REGIONAL)--1.8%
BancWest Corp...........................        10,700       175,881
Cathay Bancorp, Inc.....................         3,100       143,762
City National Corp......................        17,100       607,050
Colonial BancGroup, Inc. (The)..........        29,900       287,787
Greater Bay Bancorp.....................         3,400       158,950
Hibernia Corp. Class A..................        43,000       467,625
Investors Financial Services Corp.......        12,200       484,187
Republic Bancorp, Inc...................        12,500       111,719
Silicon Valley Bancshares(b)............         9,600       409,200
Southwest Bancorporation of Texas,
Inc.(b).................................        12,100       251,075
                                                        ------------
                                                           3,097,236
                                                        ------------
BEVERAGES (ALCOHOLIC)--0.1%
Canandaigua Brands, Inc. Class A(b).....         3,200       161,400
BEVERAGES (NON-ALCOHOLIC)--0.2%
Cott Corp.(b)...........................        63,900       383,400
BIOTECHNOLOGY--0.9%
AVANT Immunotherapeutics, Inc.(b).......         3,100        32,744
Aphton Corp.(b).........................         2,600        66,950
BioMarin Pharmaceutical, Inc.(b)........         3,000        51,000
Cephalon, Inc.(b).......................         3,000       179,625
Cerus Corp.(b)..........................           600        30,712
Connetics Corp.(b)......................         1,400        20,562
Enzon, Inc.(b)..........................         6,700       284,750
Genta, Inc.(b)..........................         3,600        23,400
Genzyme Transgenics Corp.(b)............         2,100        56,962

                                               SHARES      VALUE
                                              --------  ------------
BIOTECHNOLOGY--CONTINUED
Immune Response Corp. (The)(b)..........           300  $      3,262
Incyte Genomics, Inc.(b)................         5,200       427,375
NPS Pharmaceuticals, Inc.(b)............           700        18,725
Nabi(b).................................         9,100        66,544
Targeted Genetics Corp.(b)..............         1,800        26,775
Techne Corp.(b).........................         1,200       156,000
Techniclone Corp.(b)....................         4,000        15,500
Valentis, Inc.(b).......................         3,200        37,600
                                                        ------------
                                                           1,498,486
                                                        ------------
BUILDING MATERIALS--0.4%
Johns Manville Corp.....................        33,700       444,419
NCI Building Systems, Inc.(b)...........        16,600       336,150
                                                        ------------
                                                             780,569
                                                        ------------
CHEMICALS--0.2%
Airgas, Inc.(b).........................        12,400        70,525
Georgia Gulf Corp.......................        13,600       283,050
                                                        ------------
                                                             353,575
                                                        ------------
CHEMICALS (DIVERSIFIED)--0.3%
Engelhard Corp..........................        28,700       489,694
CHEMICALS (SPECIALTY)--0.4%
ATMI, Inc.(b)...........................         7,400       344,100
Cambrex Corp............................         5,900       265,500
                                                        ------------
                                                             609,600
                                                        ------------
COMMUNICATIONS EQUIPMENT--2.5%
ADTRAN, Inc.(b).........................         5,700       341,287
Advanced Fibre Communications,
Inc.(b).................................         7,000       317,187
Andrew Corp.(b).........................         5,500       184,594
Aspect Communications Corp.(b)..........         4,200       165,112
Audiovox Corp. Class A(b)...............         4,100        90,456
Brightpoint, Inc.(b)....................        30,100       260,553
Cable Design Technologies Corp.(b)......        11,100       371,850
Carrier Access Corp.(b).................         4,200       222,075
CommScope, Inc.(b)......................         7,200       295,200
Digital Microwave Corp.(b)..............         3,800       144,875
General Semiconductor, Inc.(b)..........        19,600       289,100
Glenayre Technologies, Inc.(b)..........        14,100       148,931
Harmonic, Inc.(b).......................         6,587       163,028
Mitel Corp.(b)..........................        24,500       514,500

                       See Notes to Financial Statements                       3

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
Natural MicroSystems Corp.(b)...........           700  $     78,706
Polycom, Inc.(b)........................         1,900       178,778
SonicWall, Inc.(b)......................           800        70,450
Tekelec(b)..............................         4,200       202,387
Terayon Communication Systems,
Inc.(b).................................         3,500       224,820
Westell Technologies, Inc.(b)...........        12,500       187,500
                                                        ------------
                                                           4,451,389
                                                        ------------
COMPUTERS (HARDWARE)--0.9%
Digital Lightwave, Inc.(b)..............         2,600       261,300
Emulex Corp.(b).........................         2,300       151,081
MRV Communications, Inc.(b).............         7,800       524,550
Micron Electronics, Inc.................        49,300       616,250
                                                        ------------
                                                           1,553,181
                                                        ------------
COMPUTERS (PERIPHERALS)--0.9%
Advanced Digital Information Corp.(b)...        12,700       202,406
Cybex Computer Products Corp.(b)........         8,100       348,300
Iomega Corp.(b).........................       128,100       512,400
MICROS Systems, Inc.(b).................         5,100        94,669
Maxtor Corp.(b).........................        24,200       255,612
Quantum Corp.-Hard Disk Drive(b)........        18,500       204,656
                                                        ------------
                                                           1,618,043
                                                        ------------
COMPUTERS (SOFTWARE & SERVICES)--6.8%
AGENCY.COM, Inc.(b).....................        13,900       247,594
ARTISTdirect, Inc.(b)...................           100           312
Actuate Corp.(b)........................         8,100       432,337
Advent Software, Inc.(b)................         5,600       361,200
Avant! Corp.(b).........................        17,800       333,472
BARRA, Inc.(b)..........................         6,500       322,156
BSQUARE Corp.(b)........................        12,400       278,225
BroadVision, Inc.(b)....................        19,400       985,762
Dendrite International, Inc.(b).........        17,100       569,644
eLoyalty Corp.(b).......................        23,600       300,900
Entrust Technologies, Inc.(b)...........         4,300       355,825
FileNET Corp.(b)........................        13,100       240,712
i2 Technologies, Inc.(b)................         2,750       286,730
ISS Group, Inc.(b)......................         4,600       454,178
Informix Corp.(b).......................        15,200       113,050
JDA Software Group, Inc.(b).............        21,800       418,287
LookSmart Ltd.(b).......................        10,600       196,100
Manhattan Associates, Inc.(b)...........         6,800       170,000
Mentor Graphics Corp.(b)................        30,700       610,162
Metasolv Software, Inc.(b)..............           600        26,400
Micromuse, Inc.(b)......................         1,700       281,323
MicroStrategy, Inc.(b)..................        10,900       327,000
NVIDIA Corp.(b).........................         3,800       241,537

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Netegrity, Inc.(b)......................         5,300  $    399,156
ONYX Software Corp.(b)..................        11,500       341,406
Peregrine Systems, Inc.(b)..............         3,375       117,070
Phoenix Technologies Ltd.(b)............        14,000       228,375
Pivotal Corp.(b)........................         6,400       150,400
Predictive Systems, Inc.(b).............         5,500       197,656
Progress Software Corp.(b)..............        18,500       331,844
RSA Security, Inc. (b)..................         2,000       138,500
Rare Medium Group, Inc.(b)..............        10,000       158,125
Razorfish, Inc.(b)......................         4,600        73,887
Remedy Corp.(b).........................         7,600       423,700
SERENA Software, Inc.(b)................         8,700       395,034
Sybase, Inc.(b).........................        29,300       673,900
Titan Corp. (The)(b)....................         7,000       313,250
Travelocity.com, Inc.(b)................        13,200       216,150
WebTrends Corp.(b)......................         6,900       266,944
                                                        ------------
                                                          11,978,303
                                                        ------------
CONSTRUCTION (CEMENT & AGGREGATES)--0.2%
Centex Construction Products, Inc.......        11,244       255,098
Texas Industries, Inc...................         2,900        83,737
                                                        ------------
                                                             338,835
                                                        ------------
CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Fossil, Inc.(b).........................        11,750       228,391
CONSUMER FINANCE--0.5%
AmeriCredit Corp.(b)....................        31,200       530,400
Metris Cos., Inc........................        12,000       301,500
                                                        ------------
                                                             831,900
                                                        ------------
CONTAINERS & PACKAGING (PAPER)--0.1%
Mail-Well, Inc.(b)......................        27,800       239,775
DISTRIBUTORS (FOOD & HEALTH)--1.6%
AmeriSource Health Corp. Class A(b).....        21,100       654,100
Bindley Western Industries, Inc.........        19,900       526,106
Owens & Minor, Inc......................        57,300       984,844
PSS World Medical, Inc.(b)..............        23,500       157,891
Priority Healthcare Corp. Class B(b)....         6,500       483,031
                                                        ------------
                                                           2,805,972
                                                        ------------
ELECTRIC COMPANIES--0.5%
CMP Group, Inc..........................         8,000       234,500
Cleco Corp.(b)..........................         2,700        90,450
Empire District Electric Co. (The)......         8,100       178,706
IDACORP, Inc............................        10,500       338,625

4                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRIC COMPANIES--CONTINUED
WPS Resource Corp.......................         1,900  $     57,000
                                                        ------------
                                                             899,281
                                                        ------------
ELECTRICAL EQUIPMENT--2.3%
Amphenol Corp. Class A(b)...............         4,600       304,462
C&D Technologies, Inc.(c)...............        12,400       700,600
C-COR.net Corp.(b)......................         7,500       202,500
Electro Scientific Industries,
Inc.(b).................................         9,600       422,700
Excel Technology, Inc.(b)...............        13,600       684,250
KEMET Corp.(b)..........................        12,200       305,762
Plexus Corp.(b).........................         2,600       293,800
Power-One, Inc.(b)......................         3,150       358,903
Sensormatic Electronics Corp.(b)........        28,600       452,237
Watsco, Inc.............................         5,900        73,750
Zomax, Inc.(b)..........................        18,100       237,562
                                                        ------------
                                                           4,036,526
                                                        ------------
ELECTRONICS (COMPONENT DISTRIBUTORS)--0.5%
Kent Electronics Corp.(b)...............        17,300       515,756
Pioneer-Standard Electronics, Inc.......        21,900       323,025
                                                        ------------
                                                             838,781
                                                        ------------
ELECTRONICS (DEFENSE)--0.1%
Mercury Computer Systems, Inc.(b).......         7,900       255,269
ELECTRONICS (INSTRUMENTATION)--1.8%
Coherent, Inc.(b).......................         5,500       461,312
Credence Systems Corp.(b)...............         2,600       143,487
Cytyc Corp.(b)..........................         8,600       459,025
LTX Corp.(b)............................        10,300       359,856
Methode Electronics, Inc. Class A.......         5,100       196,987
PerkinElmer, Inc........................         1,900       125,637
Robotic Vision Systems, Inc. (b)........        12,400       223,200
Sequenom, Inc.(b).......................           600        27,225
Thermo Instrument Systems, Inc. (b).....         8,200       153,750
Trimble Navigation Ltd.(b)..............         7,900       385,619
Varian, Inc.(b).........................        14,300       659,587
Zygo Corp.(b)...........................           100         9,081
                                                        ------------
                                                           3,204,766
                                                        ------------
ELECTRONICS (SEMICONDUCTORS)--2.8%
ANADIGICS, Inc.(b)......................         6,400       218,000
Actel Corp.(b)..........................        13,200       602,250
Amkor Technology, Inc.(b)...............         6,300       222,469
Burr-Brown Corp.(b).....................         2,800       242,725
Cirrus Logic, Inc.(b)...................        13,800       220,800
Cree, Inc.(b)...........................         2,800       373,800
Cypress Semiconductor Corp.(b)..........         4,000       169,000
Dallas Semiconductor Corp...............         4,300       175,225

                                               SHARES      VALUE
                                              --------  ------------
ELECTRONICS (SEMICONDUCTORS)--CONTINUED
ESS Technology, Inc.(b).................        17,200  $    249,400
Integrated Silicon Solution, Inc.(b)....         9,100       345,800
International Rectifier Corp.(b)........        10,500       588,000
Kopin Corp.(b)..........................         3,400       235,450
Micrel, Inc.(b).........................         3,400       147,687
Semtech Corp.(b)........................         6,000       458,906
Silicon Laboratories, Inc.(b)...........           900        47,812
TranSwitch Corp.(b).....................         6,050       466,984
TriQuint Semiconductor, Inc.(b).........         2,300       220,081
                                                        ------------
                                                           4,984,389
                                                        ------------
ENGINEERING & CONSTRUCTION--0.3%
Dycom Industries, Inc.(b)...............         6,500       299,000
Quanta Services, Inc.(b)................         3,200       176,000
SBA Communications Corp.(b).............         1,900        98,681
                                                        ------------
                                                             573,681
                                                        ------------
EQUIPMENT (SEMICONDUCTORS)--1.6%
Asyst Technologies, Inc.(b).............         7,000       239,750
Cymer, Inc.(b)..........................         9,000       429,750
Helix Technology Corp...................         4,900       191,100
Lam Research Corp.(b)...................        15,200       570,000
PRI Automation, Inc.(b).................         4,300       281,180
Silicon Valley Group, Inc.(b)...........        23,300       602,887
Varian Semiconductor Equipment
Associates, Inc.(b).....................         8,500       533,906
                                                        ------------
                                                           2,848,573
                                                        ------------
FINANCIAL (DIVERSIFIED)--0.5%
Doral Financial Corp....................        42,300       483,806
IndyMac Mortgage Holdings, Inc..........        12,600       170,887
Koger Equity............................         5,400        91,125
Mills Corp..............................         8,800       165,550
                                                        ------------
                                                             911,368
                                                        ------------
FOODS--1.1%
Del Monte Foods Co.(b)..................        10,500        71,531
Dreyer's Grand Ice Cream, Inc...........        16,800       352,800
Hain Celestial Group, Inc...............        10,200       374,213
International Home Foods, Inc.(b).......        15,700       328,719
McCormick & Co., Inc....................        24,300       789,750
                                                        ------------
                                                           1,917,013
                                                        ------------
FOOTWEAR--0.4%
Justin Industries, Inc..................        12,600       275,625
Stride Rite Corp. (The).................        34,900       213,763
Wolverine World Wide, Inc...............        21,000       207,375
                                                        ------------
                                                             696,763
                                                        ------------

                       See Notes to Financial Statements                       5

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--1.3%
Argosy Gaming Co.(b)....................        19,300  $    277,438
Aztar Corp.(b)..........................        61,900       959,450
Boyd Gaming Corp.(b)....................        29,800       165,763
Isle of Capri Casinos, Inc.(b)..........        16,800       227,850
Mandalay Resort Group(b)................         9,900       198,000
Pinnacle Entertainment, Inc.(b).........         8,400       163,275
Station Casinos, Inc.(b)................        12,300       307,500
                                                        ------------
                                                           2,299,276
                                                        ------------
GOLD & PRECIOUS METALS MINING--0.1%
Stillwater Mining Co.(b)................         6,400       177,600
HEALTH CARE (DIVERSIFIED)--0.2%
IVAX Corp.(b)...........................         6,500       269,750
Martek Biosciences Corp.(b).............         3,500        65,625
Neose Technologies, Inc.(b).............         1,600        67,300
                                                        ------------
                                                             402,675
                                                        ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.7%
Accredo Health, Inc.(b).................        11,500       397,469
Amylin Pharmaceuticals, Inc.(b).........         2,800        42,525
Bone Care International, Inc.(b)........         1,700        40,056
Celgene Corp.(b)........................         5,700       335,588
ImmunoGen, Inc.(b)......................         1,100        13,269
IntraBiotics Pharmaceuticals, Inc.(b)...           300         8,006
Kos Pharmaceuticals, Inc.(b)............         2,100        33,731
Matrix Pharmaceutical, Inc.(b)..........           600         7,838
SICOR, Inc.(b)..........................        28,700       229,600
SciClone Pharmaceuticals, Inc.(b).......         3,800        49,163
United Therapeutics Corp.(b)............           300        32,513
                                                        ------------
                                                           1,189,758
                                                        ------------
HEALTH CARE (GENERIC AND OTHER)--0.6%
Dura Pharmaceuticals, Inc.(b)...........        16,700       240,063
Jones Pharma, Inc.......................         5,500       219,656
Noven Pharmaceuticals, Inc.(b)..........        18,600       559,163
                                                        ------------
                                                           1,018,882
                                                        ------------
HEALTH CARE (HOSPITAL MANAGEMENT)--0.3%
Quorum Health Group, Inc.(b)............        31,000       319,688
RehabCare Group, Inc.(b)................         4,600       125,350
Triad Hospitals, Inc.(b)................         6,600       159,638
                                                        ------------
                                                             604,676
                                                        ------------
HEALTH CARE (MANAGED CARE)--1.0%
Express Scripts, Inc. Class A(b)........         4,400       273,350
Mid Atlantic Medical Services,
Inc.(b).................................        58,500       789,750
Oxford Health Plans, Inc.(b)............        12,500       297,656

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (MANAGED CARE)--CONTINUED
US Oncology, Inc.(b)....................        65,100  $    325,500
                                                        ------------
                                                           1,686,256
                                                        ------------
HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
ABIOMED, Inc.(b)........................         3,600       110,700
ADAC Laboratories(b)....................         5,900       141,600
Mentor Corp.(b).........................        10,300       280,031
Novoste Corp.(b)........................         4,400       268,400
Oakley, Inc.(b).........................        64,400       732,550
Respironics, Inc.(b)....................           400         7,200
STARR Surgical Co.(b)...................         2,600        29,088
Thermo Cardiosystems, Inc. (b)..........         1,900        19,000
                                                        ------------
                                                           1,588,569
                                                        ------------
HEALTH CARE (SPECIALIZED SERVICES)--1.2%
Advance Paradigm, Inc.(b)...............         8,900       182,450
Albany Molecular Research, Inc.(b)......         4,000       217,750
Covance, Inc.(b)........................        16,000       141,000
FuelCell Energy, Inc.(b)................         1,200        82,875
Hooper Holmes, Inc......................        27,100       216,800
Laboratory Corporation of America
Holdings(b).............................         6,900       532,163
Orthodontic Centers of America, Inc.
(b).....................................        20,100       454,763
SonoSite, Inc.(b).......................         1,000        28,813
Total Renal Care Holdings, Inc.(b)......        31,000       186,000
                                                        ------------
                                                           2,042,614
                                                        ------------
HOMEBUILDING--0.9%
Horton (D.R.), Inc......................        18,500       250,906
LNR Property Corp.......................        12,600       245,700
Lennar Corp.............................        23,000       465,750
Standard Pacific Corp...................        23,600       236,000
Toll Brothers, Inc.(b)..................         9,000       184,500
Trendwest Resorts, Inc.(b)..............        10,000       161,250
                                                        ------------
                                                           1,544,106
                                                        ------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
La-Z-Boy, Inc...........................        10,900       152,600
HOUSEHOLD PRODUCTS (NON-DURABLE)--0.2%
Church & Dwight Co., Inc................        14,400       259,200
INSURANCE (LIFE/HEALTH)--0.1%
Nationwide Financial Services, Inc.
Class A.................................         5,700       187,388
INSURANCE (MULTI-LINE)--0.2%
StanCorp Financial Group, Inc...........         8,800       282,700
INSURANCE (PROPERTY-CASUALTY)--0.3%
Commerce Group, Inc. (The)..............         4,500       132,750
First American Corp. (The)..............        10,900       156,006

6                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
INSURANCE (PROPERTY-CASUALTY)--CONTINUED
Old Republic International Corp.........        19,000  $    313,500
                                                        ------------
                                                             602,256
                                                        ------------
INVESTMENT BANKING/BROKERAGE--0.8%
James (Raymond) Financial, Inc..........        19,800       445,500
Morgan Keegan, Inc......................        23,700       349,575
National Discount Brokers Group,
Inc.(b).................................         7,600       242,250
Waddell & Reed Financial, Inc.
Class A.................................        11,800       387,188
Wit Soundview Group, Inc.(b)............         1,400        15,028
                                                        ------------
                                                           1,439,541
                                                        ------------
INVESTMENT MANAGEMENT--0.6%
Affiliated Managers Group, Inc.(b)......         6,900       313,950
American Capital Strategies Ltd.........           300         7,163
Eaton Vance Corp........................         4,700       217,375
Federated Investors, Inc................        13,600       476,850
                                                        ------------
                                                           1,015,338
                                                        ------------
IRON & STEEL--0.5%
Commercial Metals Co....................        10,000       275,000
Worthington Industries, Inc.............        56,600       594,300
                                                        ------------
                                                             869,300
                                                        ------------
LEISURE TIME (PRODUCTS)--0.8%
Bally Total Fitness Holding Corp.(b)....         1,200        30,450
Brunswick Corp..........................        14,100       233,531
Callaway Golf Co........................        23,400       381,713
Handleman Co.(b)........................        15,300       191,250
Monaco Coach Corp.(b)...................        11,725       159,753
Score Board, Inc. (The)(b)..............           786             0
Thor Industries, Inc....................         5,400       113,400
Winnebago Industries, Inc...............        18,900       246,881
                                                        ------------
                                                           1,356,978
                                                        ------------
LODGING-HOTELS--0.3%
Extended Stay America, Inc.(b)..........        53,700       496,725
MACHINERY (DIVERSIFIED)--0.4%
Manitowoc Co., Inc. (The)...............        12,525       335,044
Timken Co. (The)........................        24,000       447,000
                                                        ------------
                                                             782,044
                                                        ------------
MANUFACTURING (DIVERSIFIED)--0.6%
AMCOL International Corp................        12,000        30,000
Graco, Inc..............................         2,900        98,600
Spartech Corp...........................        13,600       367,200

                                               SHARES      VALUE
                                              --------  ------------
MANUFACTURING (DIVERSIFIED)--CONTINUED
Stewart & Stevenson Services, Inc.......        41,000  $    617,563
                                                        ------------
                                                           1,113,363
                                                        ------------
MANUFACTURING (SPECIALIZED)--1.4%
Cognex Corp.(b).........................         5,500       284,625
Donaldson Co., Inc......................        26,900       531,275
Fisher Scientific International,
Inc.(b).................................         3,900        95,550
IKON Office Solutions, Inc..............        27,400       106,175
Insituform Technologies, Inc.(b)........        10,600       287,525
Paxar Corp.(b)..........................        22,800       272,175
Reliance Steel & Aluminum Co............        20,500       392,063
United Stationers, Inc.(b)..............        14,900       482,388
                                                        ------------
                                                           2,451,776
                                                        ------------
METAL FABRICATORS--0.2%
Mueller Industries, Inc.(b).............        12,100       338,800
METALS MINING--0.3%
CONSOL Energy, Inc......................        22,900       349,225
Freeport-McMoRan Copper & Gold, Inc.
Class B(b)..............................        20,600       190,550
                                                        ------------
                                                             539,775
                                                        ------------
NATURAL GAS--0.2%
AGL Resources, Inc......................         2,600        41,438
Western Gas Resources, Inc..............        12,000       252,000
                                                        ------------
                                                             293,438
                                                        ------------
OIL & GAS (DRILLING & EQUIPMENT)--0.6%
Atwood Oceanics, Inc.(b)................         6,500       289,250
Grey Wolf, Inc.(b)......................        40,900       204,500
Helmerich & Payne, Inc..................        10,600       376,300
Patterson Energy, Inc.(b)...............         6,600       188,100
                                                        ------------
                                                           1,058,150
                                                        ------------
OIL & GAS (EXPLORATION & PRODUCTION)--2.0%
Chesapeake Energy Corp.(b)..............        46,000       356,500
Cross Timbers Oil Co....................        18,000       398,250
Mitchell Energy & Development Corp.
Class A.................................         6,800       218,450
Ocean Energy, Inc.(b)...................        25,100       356,106
Pioneer Natural Resources Co.(b)........         4,300        54,825
Pogo Producing Co.......................        15,800       349,575
Ranger Oil Ltd.(b)......................       152,100       836,550
Santa Fe Snyder Corp.(b)................        49,600       564,200
Vintage Petroleum, Inc..................        18,400       415,150
                                                        ------------
                                                           3,549,606
                                                        ------------
OIL & GAS (REFINING & MARKETING)--0.8%
Ultramar Diamond Shamrock Corp..........        34,900       865,956

                       See Notes to Financial Statements                       7

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
OIL & GAS (REFINING & MARKETING)--CONTINUED
Valero Energy Corp......................        18,000  $    571,500
                                                        ------------
                                                           1,437,456
                                                        ------------
OIL (INTERNATIONAL INTEGRATED)--0.1%
Tesoro Petroleum Corp.(b)...............         9,200        93,150
PAPER & FOREST PRODUCTS--0.3%
Buckeye Technologies, Inc.(b)...........        10,100       221,569
Longview Fibre Co.......................        24,000       265,500
                                                        ------------
                                                             487,069
                                                        ------------
PERSONAL CARE--0.2%
NBTY, Inc.(b)...........................        34,900       222,488
Perrigo Co.(b)..........................        32,500       205,156
                                                        ------------
                                                             427,644
                                                        ------------
PHOTOGRAPHY/IMAGING--0.5%
Concord Camera Corp.(b).................         7,200       150,300
InFocus Corp.(b)........................        13,300       428,094
Pinnacle Systems, Inc.(b)...............         9,600       215,850
                                                        ------------
                                                             794,244
                                                        ------------
REITS--3.4%
Bedford Property Investors, Inc.........        14,500       269,156
Boston Properties, Inc..................        12,000       463,500
Brandywine Realty Trust.................         4,300        82,238
CBL & Associates Properties, Inc........         9,400       234,413
Capital Automotive REIT.................        23,200       327,700
Crescent Real Estate Equities Co........        40,400       828,200
Essex Property Trust, Inc...............         2,500       105,000
Glimcher Realty Trust...................        36,700       527,563
Home Properties of New York, Inc........        18,000       540,000
Pacific Gulf Properties, Inc............         7,400       185,463
Reckson Associates Realty Corp..........        33,800       802,750
Taubman Centers, Inc....................         5,500        60,500
United Dominion Realty Trust, Inc.......       134,300     1,477,300
                                                        ------------
                                                           5,903,783
                                                        ------------
RESTAURANTS--2.1%
Brinker International, Inc.(b)..........        17,500       511,875
Buffets, Inc.(b)........................        39,600       502,425
CBRL Group, Inc.........................        57,900       850,406
Cheesecake Factory, Inc. (The)(b).......        10,650       292,875
Jack in the Box, Inc.(b)................        19,500       482,625
Papa John's International, Inc.(b)......        10,600       259,700
Ruby Tuesday, Inc.......................        63,000       791,438
                                                        ------------
                                                           3,691,344
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (DISCOUNTERS)--0.4%
Dress Barn, Inc. (The)(b)...............        18,100  $    400,463
Stein Mart, Inc.(b).....................        23,100       236,775
Tuesday Morning Corp.(b)................         6,700        70,350
                                                        ------------
                                                             707,588
                                                        ------------
RETAIL (DRUG STORES)--0.2%
Caremark Rx, Inc.(b)....................        44,200       301,113
RETAIL (FOOD CHAINS)--0.1%
Delhaize America, Inc...................        13,000       229,938
RETAIL (HOME SHOPPING)--0.5%
Insight Enterprises, Inc.(b)............        10,200       604,988
PC Connection, Inc.(b)..................         4,300       245,100
PolyMedica Corp. (b)....................           300        12,975
                                                        ------------
                                                             863,063
                                                        ------------
RETAIL (SPECIALTY)--1.6%
Barnes & Noble, Inc.(b).................        11,000       244,750
Casey's General Stores, Inc.............        33,700       349,638
Michaels Stores, Inc.(b)................         8,800       403,150
O'Reilly Automotive, Inc.(b)............        26,000       360,750
PETSMART, Inc. (b)......................        57,900       195,413
Pier 1 Imports, Inc.....................        53,900       525,525
Venator Group, Inc.(b)..................        64,900       665,225
Zale Corp.(b)...........................         3,800       138,700
                                                        ------------
                                                           2,883,151
                                                        ------------
RETAIL (SPECIALTY-APPAREL)--0.6%
AnnTaylor Stores Corp.(b)...............         7,800       258,375
Burlington Coat Factory Warehouse
Corp....................................         6,200        67,038
Charming Shoppes, Inc.(b)...............        85,200       433,988
Chico's FAS, Inc.(b)....................         3,200        64,000
Men's Wearhouse, Inc. (The)(b)..........        11,200       249,900
                                                        ------------
                                                           1,073,301
                                                        ------------
SAVINGS & LOAN COMPANIES--1.1%
Capitol Federal Financial...............       119,200     1,318,650
Downey Financial Corp...................        14,300       414,700
Sovereign Bancorp, Inc..................        37,900       266,484
                                                        ------------
                                                           1,999,834
                                                        ------------
SERVICES (COMMERCIAL & CONSUMER)--2.5%
AMERCO(b)...............................        15,300       306,000
APAC Customer Services, Inc.(b).........        17,000       188,063
Cerner Corp. (b)........................        14,000       381,500
Copart, Inc.(b).........................        17,100       273,600
Digitas, Inc.(b)........................        11,500       187,594
Dollar Thrifty Automotive Group,
Inc.(b).................................         9,000       165,938

8                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
SERVICES (COMMERCIAL & CONSUMER)--CONTINUED
ITT Educational Services, Inc.(b).......        16,600  $    291,538
Insurance Auto Auctions, Inc.(b)........         1,200        25,350
Management Network Group, Inc.
(The)(b)................................         8,000       280,000
NCO Group, Inc.(b)......................         9,400       217,375
Pittston Brink's Group..................        11,300       154,669
Register.com, Inc.(b)...................           600        18,338
Rent-A-Center, Inc.(b)..................         9,000       202,500
SITEL Corp.(b)..........................       158,300       791,500
Stewart Enterprises, Inc. Class A.......       159,700       563,941
Superior Energy Services, Inc.(b).......         3,800        39,425
TeleTech Holdings, Inc.(b)..............         6,700       208,119
West TeleServices Corp.(b)..............         6,200       156,938
                                                        ------------
                                                           4,452,388
                                                        ------------
SERVICES (COMPUTER SYSTEMS)--0.4%
eMachines, Inc.(b)......................        14,400        38,700
Ingram Micro, Inc.(b)...................        20,200       352,238
Investment Technology Group, Inc.(b)....         4,900       208,556
Sykes Enterprises, Inc. (b).............         9,000       115,875
                                                        ------------
                                                             715,369
                                                        ------------
SERVICES (EMPLOYMENT)--0.3%
Interim Services, Inc.(b)...............        25,800       457,950
SERVICES (FACILITIES & ENVIRONMENTAL)--0.1%
Tetra Tech, Inc.(b).....................         9,000       205,875
SHIPPING--0.1%
Alexander & Baldwin, Inc................         9,900       218,419
SPECIALTY PRINTING--0.5%
Topps Co., Inc. (The)(b)................        77,400       890,100
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.7%
Globalstar Telecommunications Ltd.(b)...        12,900       116,100
Keane, Inc.(b)..........................        30,600       661,725
Powerwave Technologies, Inc.(b).........         5,100       224,400
VoiceStream Wireless Corp.(b)...........         2,311       268,762
                                                        ------------
                                                           1,270,987
                                                        ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.2%
Intermedia Communications, Inc.(b)......         8,800       261,800
Primus Telecommunications Group,
Inc.(b).................................         6,600       164,175
                                                        ------------
                                                             425,975
                                                        ------------
TEXTILES (APPAREL)--0.1%
Guess?, Inc.(b).........................         3,300        46,200
OshKosh B' Gosh, Inc. Class A...........         7,900       129,363
                                                        ------------
                                                             175,563
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------
TEXTILES (SPECIALTY)--0.1%
Polymer Group, Inc......................         9,200  $     85,100
TRUCKERS--0.5%
American Freightways Corp.(b)...........        16,100       233,450
Roadway Express, Inc....................         6,900       161,719
Rollins Truck Leasing Corp..............        17,400       120,713
Yellow Corp.(b).........................        20,000       295,000
                                                        ------------
                                                             810,882
                                                        ------------
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $105,453,046)                           113,757,797
- --------------------------------------------------------------------
FOREIGN COMMON STOCKS--1.4%
BANKS (MONEY CENTER)--0.1%
Banco de Galicia y Buenos Aires SA de
C.V. ADR (Argentina)....................        12,200       180,712
CHEMICALS (SPECIALTY)--0.1%
NOVA Chemicals Corp. (Canada)...........         8,100       174,150
CONSTRUCTION (CEMENT & AGGREGATES)--0.1%
Boral Ltd. ADR (Australia)(b)...........        47,900       241,585
ELECTRIC COMPANIES--0.1%
Independent Energy Holdings PLC ADR
(United Kingdom)(b).....................        15,000       124,688
ELECTRONICS (INSTRUMENTATION)--0.1%
Orbotech Ltd. (Israel)(b)...............         2,350       218,256
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................        12,841       666,127
INSURANCE (LIFE/HEALTH)--0.0%
Annuity and Life Re (Holdings) Ltd.
(Bermuda)...............................         2,700        66,150
IRON & STEEL--0.1%
Tubos de Acero de Mexico SA ADR
(Mexico)................................        16,700       231,713
PAPER & FOREST PRODUCTS--0.1%
Maderas y Sinteticos SA ADR (Chile).....        11,800       139,388
RETAIL (DISCOUNTERS)--0.1%
Grupo Elektra, SA de C.V. GDR
(Mexico)(b).............................        12,200       123,525
SPECIALTY PRINTING--0.1%
Quebecor World (Canada).................         6,001       145,524

                       See Notes to Financial Statements                       9

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
TELECOMMUNICATIONS (LONG DISTANCE)--0.1%
PT Indosat (Persero) Tbk ADR
(Indonesia).............................         8,000  $     91,000
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,467,848)                               2,402,818
- --------------------------------------------------------------------
RIGHTS--0.0%
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.0%
Elan Corp. PLC Contingent Value Rights
(Ireland)(b)............................        14,300         7,150
- --------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                           7,150
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--66.1%
(IDENTIFIED COST $107,920,894)                           116,167,765
- --------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--33.6%
U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.51%, 8/17/00(c)....      $    500  $    496,403
FEDERAL AGENCY SECURITIES--17.0%
Freddie Mac Discount Note 6.41%,
7/18/00.................................        10,000     9,969,731
Freddie Mac Discount Note 6.415%,
7/18/00.................................        10,000     9,969,707
FHLB Discount Corp. 6.42%, 7/21/00......        10,000     9,964,333
                                                        ------------
                                                          29,903,771
                                                        ------------
REPURCHASE AGREEMENT--16.3%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $16,681,336,
collateralized by Fannie Mae Bonds 6% to
7.50%, 2/1/14 to 5/1/15, market value
$17,089,549.............................        16,672    16,672,000

Prudential Securities repurchase
agreement, 6.80%, dated 6/30/00 due
7/3/00, repurchase price $12,006,800,
collateralized by FHLB Discount Corp.
7.58%, 8/25/09, market value
$12,241,431.............................        12,000    12,000,000
                                                        ------------
                                                          28,672,000
                                                        ------------
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $59,072,174)                             59,072,174
- --------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $166,993,068)                          175,239,939(a)
Cash and receivables, less liabilities--0.3%                537,666
                                                       ------------
NET ASSETS--100.0%                                     $175,777,605
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $16,256,882 and gross depreciation of $8,856,354 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $167,839,411.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

10                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreements
  (Identified cost $138,321,068)                              $  146,567,939
Repurchase agreements, at value
  (Identified cost $28,672,000)                                   28,672,000
Cash                                                                 172,485
Receivables
  Investment securities sold                                      11,033,098
  Dividends and interest                                              77,367
  Fund shares sold                                                     2,056
Prepaid expenses                                                       3,049
                                                              --------------
    Total assets                                                 186,527,994
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  9,704,043
  Fund shares repurchased                                            593,710
  Investment advisory fee                                            145,240
  Transfer agent fee                                                 101,066
  Distribution fee                                                    88,679
  Financial agent fee                                                  9,773
  Trustees' fee                                                        2,021
Accrued expenses                                                     105,857
                                                              --------------
    Total liabilities                                             10,750,389
                                                              --------------
NET ASSETS                                                    $  175,777,605
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  141,276,278
Undistributed net investment income                                  269,563
Accumulated net realized gain                                     25,984,893
Net unrealized appreciation                                        8,246,871
                                                              --------------
NET ASSETS                                                    $  175,777,605
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $95,722,761)                 7,842,691
Net asset value per share                                             $12.21
Offering price per share $12.21/(1-5.75%)                             $12.95
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $16,617,201)                 1,388,234
Net asset value and offering price per share                          $11.97
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $61,662,509)                 5,156,337
Net asset value and offering price per share                          $11.96
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,775,134)                    142,682
Net asset value and offering price per share                          $12.44

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    2,645,773
Dividends                                                            395,760
Foreign taxes withheld                                                (6,268)
                                                              --------------
    Total investment income                                        3,035,265
                                                              --------------
EXPENSES
Investment advisory fee                                              989,914
Distribution fee, Class A                                            158,582
Distribution fee, Class B                                             88,778
Distribution fee, Class C                                            363,572
Financial agent fee                                                   60,430
Transfer agent                                                       222,075
Custodian                                                             59,630
Printing                                                              58,040
Professional                                                          23,598
Registration                                                          15,812
Trustees                                                               5,837
Miscellaneous                                                         10,482
                                                              --------------
    Total expenses                                                 2,056,750
                                                              --------------
NET INVESTMENT INCOME                                                978,515
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   15,647,102
Net realized gain on futures contracts                               503,116
Net change in unrealized appreciation (depreciation) on
  investments                                                    (14,224,288)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,925,930
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    2,904,445
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Zweig Appreciation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    978,515  $  1,318,325
  Net realized gain (loss)                  16,150,218    54,900,281
  Net change in unrealized appreciation
    (depreciation)                         (14,224,288)  (72,157,266)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                2,904,445   (15,938,660)
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                    --    (1,252,803)
  Net investment income, Class B                    --       (38,607)
  Net investment income, Class C                    --            --
  Net investment income, Class I                    --       (25,815)
  Net realized gains, Class A                       --   (30,871,238)
  Net realized gains, Class B                       --    (4,964,628)
  Net realized gains, Class C                       --   (22,920,388)
  Net realized gains, Class I                       --      (435,073)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --   (60,508,552)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (2,010,160 shares and 14,810,527
    shares, respectively)                   24,054,765   227,104,026
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 2,400,385 shares,
    respectively)                                   --    28,239,979
  Cost of shares repurchased (4,712,858
    shares and 21,524,481 shares,
    respectively)                          (56,559,691) (330,355,225)
                                          ------------  ------------
Total                                      (32,504,926)  (75,011,220)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (148,420
    shares and 129,606 shares,
    respectively)                            1,770,739     1,900,795
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 402,657 shares,
    respectively)                                   --     4,626,397
  Cost of shares repurchased (414,313
    shares and 774,237 shares,
    respectively)                           (4,903,091)  (11,349,693)
                                          ------------  ------------
Total                                       (3,132,352)   (4,822,501)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (39,102
    shares and 300,852 shares,
    respectively)                              466,140     4,006,824
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 1,806,014 shares,
    respectively)                                   --    20,696,922
  Cost of shares repurchased (2,444,928
    shares and 7,166,283 shares,
    respectively)                          (28,846,175) (106,799,870)
                                          ------------  ------------
Total                                      (28,380,035)  (82,096,124)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (644
    shares and 19,302 shares,
    respectively)                                7,865       292,647
  Net asset value of shares issued from
    reinvestment of distributions
    (0 shares and 38,375 shares,
    respectively)                                   --       460,876
  Cost of shares repurchased (13,901
    shares and 69,729 shares,
    respectively)                             (169,072)   (1,143,332)
                                          ------------  ------------
Total                                         (161,207)     (389,809)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (64,178,520) (162,319,654)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (61,274,075) (238,766,866)
NET ASSETS
  Beginning of period                      237,051,680   475,818,546
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF
    $269,563 AND ($708,952),
    RESPECTIVELY]                         $175,777,605  $237,051,680
                                          ============  ============

12                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------
                                         (UNAUDITED)           1999             1998             1997
Net asset value, beginning of
  period                                   $ 11.99           $  16.21         $  18.27         $  15.90
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.08(4)            0.11(4)          0.07             0.10
  Net realized and unrealized
    gain (loss)                               0.14              (0.51)           (0.32)            3.67
                                           -------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.22              (0.40)           (0.25)            3.77
                                           -------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --              (0.12)           (0.07)           (0.09)
  Dividends from net realized
    gains                                       --              (3.70)           (1.74)           (1.31)
                                           -------           --------         --------         --------
      TOTAL DISTRIBUTIONS                       --              (3.82)           (1.81)           (1.40)
                                           -------           --------         --------         --------
Change in net asset value                     0.22              (4.22)           (2.06)            2.37
                                           -------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 12.21           $  11.99         $  16.21         $  18.27
                                           =======           ========         ========         ========
Total return(1)                               1.75%(3)         (1.80)%          (0.97)%           23.83%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $95,723           $126,461         $240,900         $293,809

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.76%(2)          1.58%            1.52%             1.52%
  Net investment income                       1.30%(2)          0.74%            0.34%             0.61%
Portfolio turnover                             121%(3)            92%             117%               77%

                                           CLASS A
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  15.91         $  13.54
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.17             0.16
  Net realized and unrealized
    gain (loss)                       2.25             3.05
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.42             3.21
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.17)           (0.33)
  Dividends from net realized
    gains                            (2.26)           (0.51)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (2.43)           (0.84)
                                  --------         --------
Change in net asset value            (0.01)            2.37
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.90         $  15.91
                                  ========         ========
Total return(1)                      15.39%           24.00%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $275,935         $272,590
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.62%            1.63%
  Net investment income               1.03%            1.10%
Portfolio turnover                      88%              68%

                                                                            CLASS B
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS                                                            FROM
                                            ENDED                    YEAR ENDED DECEMBER 31                  INCEPTION
                                           6/30/00           ---------------------------------------         4/8/96 TO
                                         (UNAUDITED)          1999            1998            1997           12/31/96
Net asset value, beginning of
  period                                   $ 11.80           $ 16.02         $ 18.13         $ 15.82          $16.34
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.04(4)           0.01(4)        (0.06)          (0.02)           0.03
  Net realized and unrealized
    gain (loss)                               0.13             (0.51)          (0.31)           3.64            1.74
                                           -------           -------         -------         -------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.17             (0.50)          (0.37)           3.62            1.77
                                           -------           -------         -------         -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --             (0.02)             --              --           (0.03)
  Dividends from net realized
    gains                                       --             (3.70)          (1.74)          (1.31)          (2.26)
                                           -------           -------         -------         -------          ------
      TOTAL DISTRIBUTIONS                       --             (3.72)          (1.74)          (1.31)          (2.29)
                                           -------           -------         -------         -------          ------
Change in net asset value                     0.17             (4.22)          (2.11)           2.31           (0.52)
                                           -------           -------         -------         -------          ------
NET ASSET VALUE, END OF PERIOD             $ 11.97           $ 11.80         $ 16.02         $ 18.13          $15.82
                                           =======           =======         =======         =======          ======
Total return(1)                               1.44%(3)        (2.45)%         (1.66)%         22.97%           11.01%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $16,617           $19,523         $30,370         $22,122          $8,350

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.46%(2)         2.27%           2.22%           2.22%            2.32%(2)
  Net investment income                       0.60%(2)         0.08%          (0.36)%         (0.09)%           0.33%(2)
Portfolio turnover                             121%(3)           92%            117%             77%              88%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      13

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                         -------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31
                                           6/30/00           -----------------------------------------
                                         (UNAUDITED)          1999             1998             1997
Net asset value, beginning of
  period                                   $ 11.79           $ 15.99         $  18.10         $  15.79
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.04(4)             --(4)         (0.07)           (0.02)
  Net realized and unrealized
    gain (loss)                               0.13             (0.50)           (0.30)            3.64
                                           -------           -------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.17             (0.50)           (0.37)            3.62
                                           -------           -------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                      --                --               --               --
  Dividends from net realized
    gains                                       --             (3.70)           (1.74)           (1.31)
                                           -------           -------         --------         --------
      TOTAL DISTRIBUTIONS                       --             (3.70)           (1.74)           (1.31)
                                           -------           -------         --------         --------
Change in net asset value                     0.17             (4.20)           (2.11)            2.31
                                           -------           -------         --------         --------
NET ASSET VALUE, END OF PERIOD             $ 11.96           $ 11.79         $  15.99         $  18.10
                                           =======           =======         ========         ========
Total return(1)                               1.44%(3)        (2.49)%          (1.67)%          23.01%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $61,663           $89,165         $201,789         $248,584

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.45%(2)         2.28%            2.22%            2.22%
  Net investment income                       0.61%(2)         0.02%           (0.36)%          (0.09)%
Portfolio turnover                             121%(3)           92%             117%              77%

                                           CLASS C
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  15.83         $  13.36
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.06             0.06
  Net realized and unrealized
    gain (loss)                       2.22             3.03
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    2.28             3.09
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.06)           (0.11)
  Dividends from net realized
    gains                            (2.26)           (0.51)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (2.32)           (0.62)
                                  --------         --------
Change in net asset value            (0.04)            2.47
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.79         $  15.83
                                  ========         ========
Total return(1)                      14.54%           23.20%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $218,714         $195,204
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.32%            2.33%
  Net investment income               0.33%            0.40%
Portfolio turnover                      88%              68%

                                                                           CLASS I
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS                                                          FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         11/1/96 TO
                                         (UNAUDITED)          1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                   $12.21            $16.43         $18.46         $16.04           $17.28
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.10(4)           0.17(4)        0.09           0.15             0.04
  Net realized and unrealized
    gain (loss)                              0.13             (0.52)         (0.29)          3.71             1.02
                                           ------            ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.23             (0.35)         (0.20)          3.86             1.06
                                           ------            ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                     --             (0.17)         (0.09)         (0.13)           (0.04)
  Dividends from net realized
    gains                                      --             (3.70)         (1.74)         (1.31)           (2.26)
                                           ------            ------         ------         ------           ------
      TOTAL DISTRIBUTIONS                      --             (3.87)         (1.83)         (1.44)           (2.30)
                                           ------            ------         ------         ------           ------
Change in net asset value                    0.23             (4.22)         (2.03)          2.42            (1.24)
                                           ------            ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD             $12.44            $12.21         $16.43         $18.46           $16.04
                                           ======            ======         ======         ======           ======
Total return(1)                              1.88%(3)        (1.45)%        (0.67)%         24.17%            6.30%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $1,775            $1,903         $2,760         $2,735           $2,202

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.48%(2)         1.27%          1.22%           1.22%            1.32%(2)
  Net investment income                      1.60%(2)         1.14%          0.64%           0.91%            1.33%(2)
Portfolio turnover                            121%(3)           92%           117%             77%              88%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

14                     See Notes to Financial Statements

PHOENIX-ZWEIG FOREIGN EQUITY FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                                 SHARES     VALUE
                                                 -------  ----------
FOREIGN COMMON STOCKS--76.7%

AUSTRALIA--3.2%
AMP Ltd. (Insurance (Life/Health)).........        1,000  $   10,098

Broken Hill Proprietary Co. Ltd.
(Manufacturing (Diversified))..............        3,200      37,947
Cable & Wireless Optus Ltd.
(Telephone)(b).............................        6,800      20,333

Commonwealth Bank of Australia (Banks
(Major Regional))..........................        1,200      19,951
National Australia Bank Ltd. (Banks (Major
Regional)).................................        1,200      20,101
News Corp. Ltd. (The) (Broadcasting
(Television, Radio & Cable))...............        4,600      63,524

Telstra Corp. Ltd. (Telephone).............        6,700      27,275
                                                          ----------
                                                             199,229
                                                          ----------

CANADA--1.9%
Alcan Aluminum Ltd. (Aluminum).............          100       3,105
BCE, Inc. (Telephone)......................          100       2,369
Barrick Gold Corp. (Gold & Precious Metals
Mining)....................................          300       5,416
Bombardier, Inc. (Aerospace/Defense).......          700      18,992
Canadian Imperial Bank of Commerce (Banks
(Major Regional))..........................          200       5,487

Dofasco, Inc. (Iron & Steel)...............          200       3,287
Nortel Networks Corp. (Communications
Equipment).................................          556      38,538
Royal Bank of Canada (Banks (Major
Regional)).................................          400      20,450

Talisman Energy, Inc. (Oil & Gas
(Exploration & Production))(b).............          300       9,931

Thomson Corp. (The) (Publishing)...........          100       3,418
Toronto-Dominion Bank (The) (Banks (Major
Regional)).................................          200       4,859
                                                          ----------
                                                             115,852
                                                          ----------

DENMARK--2.7%
A/S Dampskibsselskabet Svendborg Class B
(Shipping).................................            4      59,367
Den Danske Bank Group (Banks (Major
Regional)).................................          200      24,158

                                                 SHARES     VALUE
                                                 -------  ----------
DENMARK--CONTINUED

Novo Nordisk A/S Class B (Health Care
(Drugs-Major Pharmaceuticals)).............          200  $   34,181

Tele Danmark A/S (Telephone)...............          500      33,795
Unidanmark A/S Class A (Banks (Major
Regional)).................................          200      16,448
                                                          ----------
                                                             167,949
                                                          ----------

FINLAND--2.7%
Nokia Oyj (Communications Equipment).......        3,000     153,710
Outokumpu Oyj (Metals Mining)..............          500       4,793
UPM-Kymmene Oyj (Paper & Forest
Products)..................................          250       6,231
                                                          ----------
                                                             164,734
                                                          ----------

FRANCE--5.9%
Alcatel (Communications Equipment).........          525      34,574
Axa (Insurance (Multi-Line))...............          220      34,797
France Telecom SA (Telephone)..............          459      64,415
L'Oreal SA (Household Products
(Non-Durable)).............................           55      47,819
LVMH (Beverages (Alcoholic))...............           55      22,771
Schneider Electric SA (Electrical
Equipment).................................          319      22,323
Simco SA Registered Shares (Financial
(Diversified)).............................          392      28,746
Total Fina Elf SA (Oil & Gas (Refining &
Marketing))................................          476      73,280
Total Fina Elf Strip (Oil (International
Integrated))(b)............................           72           1
Vivendi SA (Manufacturing (Diversified))...          444      39,348
                                                          ----------
                                                             368,074
                                                          ----------

GERMANY--6.1%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))...................          140      50,997

BASF AG (Chemicals (Diversified))..........          675      27,467
Bayer AG (Chemicals (Diversified)).........          500      19,555
DaimlerChrysler AG (Automobiles)...........          948      49,935

Deutsche Bank AG Registered Shares (Banks
(Major Regional))..........................          550      45,552

Deutsche Telekom AG Registered Shares
(Telephone)................................        1,750      99,981
E.On AG (Manufacturing (Diversified))......          400      19,709

                       See Notes to Financial Statements                      15

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
GERMANY--CONTINUED
Schering AG (Health Care (Drugs-Major
Pharmaceuticals))..........................          300  $   16,679

Siemens AG (Electronics (Component
Distributors)).............................          325      49,068
                                                          ----------
                                                             378,943
                                                          ----------

HONG KONG--1.9%
Cable & Wireless HKT Ltd. (Telephone)......        7,000      15,401
Cheung Kong (Holdings) Ltd. (Financial
(Diversified)).............................        1,500      16,597

China Mobile (Hong Kong) Ltd.
(Telecommunications
(Cellular/Wireless))(b)....................        5,000      44,099

Hang Seng Bank Ltd. (Banks (Major
Regional)).................................          800       7,595
Hutchison Whampoa Ltd. (Manufacturing
(Diversified)).............................        2,200      27,659
Sung Hung Kai Properties Ltd. (Financial
(Diversified)).............................        1,000       7,184
                                                          ----------
                                                             118,535
                                                          ----------

ITALY--3.2%
Assicurazioni Generali (Insurance
(Life/Health)).............................        1,000      34,413
Beni Stabili SPA (Financial
(Diversified)).............................          500         269
Edison SPA (Electric Companies)............        1,000       9,509
Eni SPA (Oil (Domestic Integrated))........        5,000      28,997
Fiat SPA (Automobiles).....................          300       7,816

Istituto Nazionale delle Assicurazioni SPA
(Insurance (Life/Health))..................        1,000       2,473

Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))...................          840       9,260

San Paolo - IMI SPA (Banks (Major
Regional)).................................          500       8,910
Telecom Italia Mobile SPA (Telephone)......        6,000      61,541
Telecom Italia SPA (Telephone).............        1,500      20,705
UniCredito Italiano SPA (Banks (Major
Regional)).................................        2,500      12,006
                                                          ----------
                                                             195,899
                                                          ----------
JAPAN--17.7%
Acom Co., Ltd. (Consumer Finance)..........          100       8,431

Bank of Tokyo-Mitsubishi Ltd. (The) (Banks
(Major Regional))..........................        4,000      48,430

DDI Corp. (Telephone)......................            6      57,844
Dainippon Ink & Chemicals, Inc. (Chemicals
(Specialty))...............................        1,000       4,716
East Japan Railway Co. (Railroads).........            6      34,933
Fuji Photo Film Co., Ltd.
(Photography/Imaging)......................        1,000      41,020

                                                 SHARES     VALUE
                                                 -------  ----------
JAPAN--CONTINUED
Fujikura Ltd. (Electrical Equipment).......        3,000  $   19,990
Fujitsu Ltd. (Computers (Hardware))........        3,000     104,063
Hitachi Credit Corp. (Consumer Finance)....          900      24,414
Hitachi Ltd. (Electronics (Component
Distributors)).............................        5,000      72,305

Kansai Electric Power Co., Inc. (The)
(Electric Companies).......................        1,500      26,909

Matsushita Electric Industrial Co., Ltd.
(Electronics (Component Distributors)).....        3,000      77,976

Minebea Co., Ltd. (Machinery
(Diversified)).............................        2,000      25,141
Nintendo Co., Ltd. (Leisure Time
(Products))................................          100      17,504
Nippon Soda Co., Ltd. (Chemicals
(Specialty))...............................        3,000      11,597
Nippon Telegraph & Telephone Corp.
(Telephone)................................            7      93,288
Nisshin Flour Milling Co., Ltd.
(Agricultural Products)....................        3,000      30,056
Nissho Iwai Corp. (Distributors (Food &
Health))(b)................................       11,000      12,372
Promise Co., Ltd. (Consumer Finance).......          100       7,920

Sankyo Co., Ltd. (Health Care (Drugs-Major
Pharmaceuticals))..........................        1,000      22,637

Sanwa Bank Ltd. (The) (Banks (Major
Regional)).................................        1,000       7,996
Sharp Corp. (Household Furnishings &
Appliances)................................        1,000      17,722
Sony Corp. (Household Furnishings &
Appliances)................................          200      18,714
Sumitomo Bank Ltd. (The) (Banks (Major
Regional)).................................        4,000      49,149

Sumitomo Marine & Fire Insurance Co., Ltd.
(The) (Insurance (Property-Casualty))......        2,000      11,663

Suzuki Motor Corp. (Automobiles)...........        1,000      12,930
Takefuji Corp. (Consumer Finance)..........          300      36,323
Toa Corp. (Engineering & Construction).....        8,000      10,057

Tokyo Electric Power Co., Inc. (The)
(Electric Companies).......................        2,200      53,752

Toyota Motor Corp. (Automobiles)...........        3,000     136,955
                                                          ----------
                                                           1,096,807
                                                          ----------

MALAYSIA--1.1%
Malayan Banking Berhad (Banks (Major
Regional)).................................        8,000      32,422
Malaysia International Shipping Corp.
Berhad (Shipping)..........................        9,000      14,921
Sime Darby Berhad (Distributors (Food &
Health))...................................       10,000      12,842
Telekom Malaysia Berhad (Telephone)........        2,000       6,895
                                                          ----------
                                                              67,080
                                                          ----------

16                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
MEXICO--1.3%
Grupo Modelo SA de C.V. Series C (Beverages
(Alcoholic))...............................        5,000  $   11,201

Grupo Televisa SA CPO (Broadcasting
(Television, Radio & Cable))(b)............        6,000      20,542

Telefonos de Mexico SA Series L
(Telecommunications (Long Distance)).......       14,000      39,682
Wal-Mart de Mexico SA de C.V. (Retail
(Specialty))(b)............................        4,000       9,387
                                                          ----------
                                                              80,812
                                                          ----------

NETHERLANDS--2.8%
ABN AMRO Holding NV (Banks (Major
Regional)).................................          707      17,390
Aegon NV (Insurance (Life/Health)).........          522      18,649
Heineken NV (Beverages (Alcoholic))........          100       6,111
ING Groep NV (Financial (Diversified)).....          390      26,469
KLM Royal Dutch Airlines (Airlines)........           75       2,027
KPN NV (Telephone)(b)......................          200       8,982

Koninklijke (Royal) Philips Electronics NV
(Electronics (Component Distributors)).....          508      24,056

Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))...............................          767      47,864
TNT Post Group NV (Air Freight)............          100       2,708
Unilever NV CVA (Foods)....................          254      11,699
Wolters Kluwer NV (Publishing).............          200       5,349
                                                          ----------
                                                             171,304
                                                          ----------

NEW ZEALAND--2.0%
Brierley Investments Ltd. (Manufacturing
(Diversified)).............................       15,000       2,330
Carter Holt Harvey Ltd. (Paper & Forest
Products)..................................       30,000      26,127
Contact Energy Ltd. (Electric Companies)...        5,000       6,708

Fletcher Challenge Building (Engineering &
Construction)..............................        4,000       4,256

Fletcher Challenge Energy (Oil & Gas
(Exploration & Production))................          600       1,963

Fletcher Challenge Paper (Paper & Forest
Products)..................................        6,000       6,892
Independent Newspapers Ltd. (Publishing)...        3,000       5,649
Lion Nathan Ltd. (Beverages (Alcoholic))...        6,000      13,416
Natural Gas Corporation Holdings Ltd.
(Natural Gas)..............................        5,000       3,531
Telecom Corporation of New Zealand Ltd.
(Telephone)................................       15,000      52,607
                                                          ----------
                                                             123,479
                                                          ----------

                                                 SHARES     VALUE
                                                 -------  ----------

NORWAY--2.7%
Christiania Bank Og Kreditkasse (Banks
(Major Regional))..........................        3,400  $   18,338

Den Norske Bank ASA (Banks (Major
Regional)).................................        5,000      20,825
Norsk Hydro ASA (Chemicals (Specialty))....        1,700      71,600
Orkla ASA (Foods)..........................        2,300      43,861
Storebrand ASA (Insurance (Multi-Line))....        2,000      14,507
                                                          ----------
                                                             169,131
                                                          ----------

SINGAPORE--1.2%
City Developments Ltd. (Financial
(Diversified)).............................        1,000       3,875
Creative Technology Ltd. (Computers
(Peripherals)).............................          500      12,059
DBS Land Ltd. (Financial (Diversified))....        3,000       3,887

Oversea-Chinese Banking Corp. Ltd. (Banks
(Major Regional))..........................        2,100      14,454

SembCorp Industries Ltd. (Manufacturing
(Diversified)).............................        2,226       2,420
Shangri-La Hotel Ltd. (Lodging-Hotels).....        3,000       4,199
Singapore Airlines Ltd. (Airlines).........        2,000      19,780

Singapore Press Holdings Ltd. (Publishing
(Newspapers))..............................          548       8,558

Singapore Telecommunications Ltd.
(Telephone)................................        3,500       5,121
                                                          ----------
                                                              74,353
                                                          ----------

SOUTH AFRICA--1.9%
ABSA Group Ltd. (Banks (Major Regional))...        1,449       5,493

Anglo American Platinum Corp., Ltd. (Gold &
Precious Metals Mining)....................          445      12,825

AngloGold Ltd. (Gold & Precious Metals
Mining)....................................          289      11,808
De Beers (Metals Mining)...................          687      16,720

Dimension Data Holdings Ltd. (Services
(Data Processing))(b)......................        1,400      11,584

FirstRand Ltd. (Financial (Diversified))...       10,111      10,439
Imperial Holdings Ltd. (Retail
(Specialty))(b)............................          674       5,488
Investec Group Ltd. (Banks (Major
Regional)).................................          169       5,693
Liberty Group Ltd. (Insurance
(Life/Health)).............................          615       5,851
Nedcor Ltd. (Banks (Major Regional)).......          515      10,817
Rembrant Group Ltd. (Financial
(Diversified)).............................        1,234      11,904
Sappi Ltd. (Paper & Forest Products).......          457       3,438

                       See Notes to Financial Statements                      17

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
SOUTH AFRICA--CONTINUED
Sasol Ltd. (Metals Mining).................        1,139  $    7,644
                                                          ----------
                                                             119,704
                                                          ----------

SPAIN--3.9%
Altadis SA (Tobacco).......................          500       7,712

Autopistas, Concesionaria Espanola SA
Registered Shares (Services (Commercial &
Consumer)).................................          500       4,366

Banco Bilbao Vizcaya Argentaria SA (Banks
(Major Regional))..........................        3,422      51,337

Banco Santander Central Hispano SA (Banks
(Major Regional))..........................        3,301      34,965

Empresa Nacional de Electricidad SA
(Electric Companies).......................        1,064      20,695
Iberdrola SA (Electric Companies)..........        1,700      22,000
Repsol YPF SA (Oil & Gas (Refining &
Marketing))................................        1,254      25,063
Telefonica SA (Telephone)(b)...............        3,390      73,116
                                                          ----------
                                                             239,254
                                                          ----------

SWEDEN--5.5%
AGA AB Class A (Chemicals (Specialty)).....           50         804
Esselte AB Class A (Office Equipment &
Supplies)..................................           50         294
ForeningsSparbanken AB (Banks (Major
Regional)).................................          700      10,296

Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel)).......................        1,300      27,273

Sandvik AB (Machinery (Diversified)).......          100       2,109
Skandia Forsakrings AB (Insurance
(Life/Health)).............................        1,200      31,879

Svenska Cellulosa AB Class B (Household
Products (Non-Durable))....................          100       1,910

Svenska Handelsbanken AB Class A (Banks
(Major Regional))..........................          900      13,135

Telefonaktiebolaget LM Ericsson AB Class B
(Communications Equipment).................       12,800     254,665
                                                          ----------
                                                             342,365
                                                          ----------

                                                 SHARES     VALUE
                                                 -------  ----------

SWITZERLAND--3.0%
Adecco SA (Services (Commercial &
Consumer)).................................           10  $    8,524

Credit Suisse Group Registered Shares
(Banks (Major Regional))...................           50       9,978

Givaudan (Manufacturing
(Specialized))(b)..........................            5       1,527
Nestle SA Registered Shares (Foods)........           20      40,158

Novartis AG Registered Shares (Health Care
(Drugs-Major Pharmaceuticals)).............           30      47,673

Roche Holding AG (Health Care (Drugs-Major
Pharmaceuticals))..........................            5      48,829

Swiss Re Registered Shares (Insurance
(Property-Casualty)).......................           10      20,448

UBS AG Registered Shares (Banks (Major
Regional)).................................           60       8,819
                                                          ----------
                                                             185,956
                                                          ----------

UNITED KINGDOM--6.0%
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals)).............          500      23,352

BP Amoco PLC (Oil (Domestic Integrated))...        8,988      86,267
Barclays PLC (Banks (Major Regional))......          751      18,680
British Telecommunications PLC
(Telephone)................................        3,845      49,710

Glaxo Wellcome PLC (Health Care
(Drugs-Major Pharmaceuticals)).............          731      21,325

HSBC Holdings PLC (Financial
(Diversified)).............................        2,100      24,019
HSBC Holdings PLC (Financial
(Diversified))(d)..........................        3,000      34,253
Land Securities PLC (Financial
(Diversified)).............................        1,400      16,744
Lloyds TSB Group PLC (Financial
(Diversified)).............................        3,355      31,694
Marks & Spencer PLC (Retail (Department
Stores))...................................        2,584       9,085
Railtrack Group PLC (Railroads)............          200       3,108
ScottishPower PLC (Electric Companies).....          500       4,239

SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals)).............        2,187      28,639

Taylor Woodrow PLC (Engineering &
Construction)..............................          290         665
Unilever PLC (Foods).......................        2,232      13,516

18                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                                                 SHARES     VALUE
                                                 -------  ----------
UNITED KINGDOM--CONTINUED
Wolseley PLC (Distributors (Food &
Health))...................................        1,800  $    9,905
                                                          ----------
                                                             375,201
                                                          ----------
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,854,094)                               4,754,661
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--76.7%
(IDENTIFIED COST $3,854,094)                               4,754,661
- --------------------------------------------------------------------

                                                   PAR
                                                  VALUE
                                                  (000)
                                                 -------
SHORT-TERM OBLIGATIONS--22.9%

REPURCHASE AGREEMENT--22.9%
Morgan Stanley & Co., Inc. repurchase
agreement 6.72%, dated 6/30/00 due 7/3/00,
repurchase price $1,416,793 collateralized
by Fannie Mae Bond 7%, 10/1/27, market
value $1,444,788(c)........................      $ 1,416   1,416,000
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,416,000)                               1,416,000
- --------------------------------------------------------------------

TOTAL INVESTMENTS--99.6%
(IDENTIFIED COST $5,270,094)                               6,170,661(a)
Cash and receivables, less liabilities--0.4%                  24,205
                                                          ----------
NET ASSETS--100.0%                                        $6,194,866
                                                          ==========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,150,725 and gross depreciation of $254,287 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $5,274,223.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.
(d)  Security traded on Hong Kong Stock Exchange.

                       See Notes to Financial Statements                      19

Phoenix-Zweig Foreign Equity Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense..........................     0.4%
Agricultural Products......................     0.6
Airlines...................................     0.5
Aluminum...................................     0.1
Automobiles................................     4.4
Banks (Major Regional).....................    11.9
Beverages (Alcoholic)......................     1.1
Broadcasting (Television, Radio & Cable)...     1.8
Chemicals (Diversified)....................     1.0
Chemicals (Specialty)......................     1.9
Communications Equipment...................    10.1
Computers (Hardware).......................     2.2
Computers (Peripherals)....................     0.2
Consumer Finance...........................     1.6
Distributors (Food & Health)...............     0.7
Electric Companies.........................     3.0
Electrical Equipment.......................     0.9
Electronics (Component Distributors).......     4.7
Engineering & Construction.................     0.3
Financial (Diversified)....................     4.5
Foods......................................     2.3
Gold & Precious Metals Mining..............     0.6
Health Care (Drugs-Major
Pharmaceuticals)...........................     5.1
Household Furnishings & Appliances.........     0.8
Household Products (Non-Durable)...........     1.0
Insurance (Life/Health)....................     2.2
Insurance (Multi-Line).....................     2.3

Insurance (Property-Casualty)..............     0.7%
Iron & Steel...............................     0.1
Leisure Time (Products)....................     0.4
Lodging-Hotels.............................     0.1
Machinery (Diversified)....................     0.6
Manufacturing (Diversified)................     2.7
Metals Mining..............................     0.6
Natural Gas................................     0.1
Oil & Gas (Exploration & Production).......     0.2
Oil & Gas (Refining & Marketing)...........     2.1
Oil (Domestic Integrated)..................     3.4
Paper & Forest Products....................     0.9
Photography/Imaging........................     0.9
Publishing.................................     0.3
Publishing (Newspapers)....................     0.2
Railroads..................................     0.8
Retail (Department Stores).................     0.2
Retail (Specialty).........................     0.3
Retail (Specialty-Apparel).................     0.6
Services (Commercial & Consumer)...........     0.3
Services (Data Processing).................     0.2
Shipping...................................     1.6
Telecommunications (Cellular/Wireless).....     0.9
Telecommunications (Long Distance).........     0.8
Telephone..................................    14.6
Tobacco....................................     0.2
                                             ------
                                              100.0%
                                             ======

Phoenix-Zweig Foreign Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreement
  (Identified cost $3,854,094)                                $    4,754,661
Repurchase agreement, at value
  (Identified cost $1,416,000)                                     1,416,000
Foreign currency at value
  (Identified cost $7,295)                                             7,344
Cash                                                                   3,596
Gross unrealized appreciation on forward foreign currency
  contracts                                                            8,850
Receivables
  Investment securities sold                                          20,052
  Fund shares sold                                                    11,433
  Tax reclaims                                                         6,513
  Dividends and interest                                               3,342
Deferred organization expense                                         12,850
Prepaid expenses                                                          54
                                                              --------------
    Total assets                                                   6,244,695
                                                              --------------
LIABILITIES
Gross unrealized depreciation on forward foreign currency
  contracts                                                              840
Payables
  Transfer agent fee                                                   9,483
  Investment advisory fee                                              5,015
  Distribution fee                                                     4,350
  Trustees' fee                                                        1,897
  Financial agent fee                                                    430
Accrued expenses                                                      27,814
                                                              --------------
    Total liabilities                                                 49,829
                                                              --------------
NET ASSETS                                                    $    6,194,866
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $    4,697,857
Undistributed net investment loss                                    (27,889)
Accumulated net realized gain                                        616,699
Net unrealized appreciation                                          908,199
                                                              --------------
NET ASSETS                                                    $    6,194,866
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,156,317)                     82,106
Net asset value per share                                             $14.08
Offering price per share $14.08/(1-5.75%)                             $14.94
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,954,956)                    140,287
Net asset value and offering price per share                          $13.94
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,083,593)                    221,997
Net asset value and offering price per share                          $13.89

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $       59,306
Interest                                                              53,760
Foreign taxes withheld                                                (4,650)
                                                              --------------
    Total investment income                                          108,416
                                                              --------------
EXPENSES
Investment advisory fee                                               34,298
Distribution fee, Class A                                              1,843
Distribution fee, Class B                                              9,402
Distribution fee, Class C                                             16,469
Financial agent fee                                                    2,401
Transfer agent                                                        27,309
Registration                                                          16,747
Custodian                                                             12,428
Professional                                                          11,210
Printing                                                               5,552
Amortization of deferred organization expenses                         2,670
Trustees                                                               2,079
Miscellaneous                                                          6,975
                                                              --------------
    Total expenses                                                   149,383
                                                              --------------
NET INVESTMENT LOSS                                                  (40,967)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      502,587
Net realized loss on foreign currency transactions                   (42,120)
Net change in unrealized appreciation (depreciation) on
  investments                                                       (547,983)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                    (378)
                                                              --------------
NET LOSS ON INVESTMENTS                                              (87,894)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $     (128,861)
                                                              ==============

                       See Notes to Financial Statements                      21

Phoenix-Zweig Foreign Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00    Year Ended
                                          (Unaudited)   12/31/99
                                          -----------  -----------
FROM OPERATIONS
  Net investment income (loss)            $  (40,967)  $   (44,563)
  Net realized gain (loss)                   460,467     1,012,730
  Net change in unrealized appreciation
    (depreciation)                          (548,361)      726,157
                                          ----------   -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               (128,861)    1,694,324
                                          ----------   -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                  --        (6,115)
  Net investment income, Class B                  --            --
  Net investment income, Class C                  --            --
  Net investment income, Class I                  --       (11,409)
  Net realized gains, Class A                     --       (82,456)
  Net realized gains, Class B                     --       (96,479)
  Net realized gains, Class C                     --      (176,159)
  Net realized gains, Class I                     --       (82,118)
                                          ----------   -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                 --      (454,736)
                                          ----------   -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (6,614
    and 45,819 shares, respectively)          91,920       604,851
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,405 shares, respectively)            --        88,383
  Cost of shares repurchased (24,909 and
    123,078 shares, respectively)           (345,619)   (1,679,522)
                                          ----------   -----------
Total                                       (253,699)     (986,288)
                                          ----------   -----------
CLASS B
  Proceeds from sales of shares (55,425
    and 13,147 shares, respectively)         764,841       178,632
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,228 shares, respectively)            --        84,942
  Cost of shares repurchased (39,991 and
    46,239 shares, respectively)            (555,514)     (615,878)
                                          ----------   -----------
Total                                        209,327      (352,304)
                                          ----------   -----------
CLASS C
  Proceeds from sales of shares (175,156
    and 634,957 shares, respectively)      2,402,595     8,419,758
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 12,526 shares, respectively)           --       170,358
  Cost of shares repurchased (216,444
    and 658,731 shares, respectively)     (2,986,254)   (8,742,173)
                                          ----------   -----------
Total                                       (583,659)     (152,057)
                                          ----------   -----------
CLASS I
  Proceeds from sales of shares (0 and
    12,621 shares, respectively)                  --       156,000
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 6,783 shares, respectively)            --        93,527
  Cost of shares repurchased (104,543
    and 4,465 shares, respectively)       (1,472,231)      (60,113)
                                          ----------   -----------
Total                                     (1,472,231)      189,414
                                          ----------   -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                    (2,100,262)   (1,301,235)
                                          ----------   -----------
  NET INCREASE (DECREASE) IN NET ASSETS   (2,229,123)      (61,647)
NET ASSETS
  Beginning of period                      8,423,989     8,485,636
                                          ----------   -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($27,889) AND $13,078, RESPECTIVELY]  $6,194,866   $ 8,423,989
                                          ==========   ===========

22                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                    -------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED               FROM
                                                       ENDED              DECEMBER 31            INCEPTION
                                                      6/30/00         -------------------       11/21/97 TO
                                                    (UNAUDITED)        1999         1998         12/31/97
Net asset value, beginning of period                  $14.30          $12.39       $11.45          $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                         (0.04)(6)          --(6)      0.08(8)         0.01(8)
  Net realized and unrealized gain (loss)              (0.18)           2.81         0.96            0.11
                                                      ------          ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.22)           2.81         1.04            0.12
                                                      ------          ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                    --           (0.06)       (0.10)          (0.01)
  Dividends from net realized gains                       --           (0.84)          --              --
                                                      ------          ------       ------          ------
      TOTAL DISTRIBUTIONS                                 --           (0.90)       (0.10)          (0.01)
                                                      ------          ------       ------          ------
Change in net asset value                              (0.22)           1.91         0.94            0.11
                                                      ------          ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $14.08          $14.30       $12.39          $11.45
                                                      ======          ======       ======          ======
Total return(1)                                        (1.54)%(3)      22.98%        9.08%           1.09%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,156          $1,436       $2,122            $414

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                 3.86%(2)        2.66%        1.80%           1.80%(2)
  Net investment income                                (0.62)%(2)         --%        1.14%(8)        1.20%(2)(8)
Portfolio turnover                                         2%(3)          42%          40%             64%(2)

                                                                            CLASS B
                                                    -------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED               FROM
                                                       ENDED              DECEMBER 31            INCEPTION
                                                      6/30/00         -------------------       11/21/97 TO
                                                    (UNAUDITED)        1999         1998         12/31/97
Net asset value, beginning of period                  $14.20          $12.35       $11.45          $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                         (0.09)(6)       (0.12)(6)     0.04(8)         0.01(8)
  Net realized and unrealized gain (loss)              (0.17)           2.81         0.92            0.11
                                                      ------          ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.26)           2.69         0.96            0.12
                                                      ------          ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                    --              --        (0.06)          (0.01)
  Dividends from net realized gains                       --           (0.84)          --              --
                                                      ------          ------       ------          ------
      TOTAL DISTRIBUTIONS                                 --           (0.84)       (0.06)          (0.01)
                                                      ------          ------       ------          ------
Change in net asset value                              (0.26)           1.85         0.90            0.11
                                                      ------          ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.94          $14.20       $12.35          $11.45
                                                      ======          ======       ======          ======
Total return(1)                                        (1.90)%(3)     22.06%         8.36%           1.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,955          $1,773       $1,873            $713

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                 4.54%(2)       3.44%         2.50%           2.50%(2)
  Net investment income                                (1.25)%(2)     (0.90)%        0.44%(8)        0.50%(2)(8)
Portfolio turnover                                         2%(3)         42%           40%             64%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.16%, 4.00% and 5.15% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(6)  Computed using average shares outstanding.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(8)  Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      23

Phoenix-Zweig Foreign Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                    -------------------------------------------------------
                                                    SIX MONTHS            YEAR ENDED               FROM
                                                       ENDED              DECEMBER 31            INCEPTION
                                                      6/30/00         -------------------       11/21/97 TO
                                                    (UNAUDITED)        1999         1998         12/31/97
Net asset value, beginning of period                  $14.15          $12.33       $11.45          $11.34
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                         (0.09)(5)       (0.12)(5)     0.05(7)         0.01(7)
  Net realized and unrealized gain (loss)              (0.17)           2.78         0.90            0.11
                                                      ------          ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                 (0.26)           2.66         0.95            0.12
                                                      ------          ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                    --              --        (0.07)          (0.01)
  Dividends from net realized gains                       --           (0.84)          --              --
                                                      ------          ------       ------          ------
      TOTAL DISTRIBUTIONS                                 --           (0.84)       (0.07)          (0.01)
                                                      ------          ------       ------          ------
Change in net asset value                              (0.26)           1.82         0.88            0.11
                                                      ------          ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.89          $14.15       $12.33          $11.45
                                                      ======          ======       ======          ======
Total return(1)                                        (1.84)%(3)     21.85%         8.27%           1.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $3,084          $3,727       $3,384          $1,177

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                 4.55%(2)       3.46%         2.50%           2.50%(2)
  Net investment income                                (1.34)%(2)     (0.94)%        0.44%(7)        0.50%(2)(7)
Portfolio turnover                                         2%(3)         42%           40%             64%(3)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5)  Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7)  Includes realized gains and losses on foreign currency transactions.

24                     See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT CASH FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

  FACE
  VALUE                                                  DISCOUNT  MATURITY
  (000)                  DESCRIPTION                       RATE      DATE        VALUE
 -------                 -----------                     --------  ---------  ------------
 FEDERAL AGENCY SECURITIES--72.5%
 $15,000   Freddie Mac Discount Note...................     6.42%   7/11/00   $ 14,973,250
   5,000   Fannie Mae Discount Note....................     6.43    7/13/00      4,989,283
  15,000   Freddie Mac Discount Note...................     6.43    7/18/00     14,954,454
  15,000   FHLB Discount Corp..........................     6.42    7/21/00     14,946,500
  10,000   Freddie Mac Discount Note...................     6.45    7/25/00      9,957,000
  10,000   FHLB Discount Corp..........................     6.43    7/28/00      9,951,775
  10,000   Freddie Mac Discount Note...................     6.41     8/1/00      9,944,803
  10,000   Freddie Mac Discount Note...................     6.52    8/17/00      9,914,878
  10,000   FC Discount Note............................     6.42    8/21/00      9,909,050
  10,000   Fannie Mae Discount Note....................     6.53    8/24/00      9,902,050
  10,000   Fannie Mae Discount Note....................     6.44    8/31/00      9,890,878
  15,000   FHLB Discount Corp..........................     6.44    9/13/00     14,801,433
  10,000   Fannie Mae Discount Note....................     6.48    9/21/00      9,852,400
 -----------------------------------------------------------------------------------------
 TOTAL FEDERAL AGENCY SECURITIES                                               143,987,754
 -----------------------------------------------------------------------------------------

  FACE
  VALUE                                                  INTEREST  MATURITY
  (000)                  DESCRIPTION                       RATE      DATE        VALUE
 -------                 -----------                     --------  ---------  ------------
 REPURCHASE AGREEMENT--25.6%
 $29,733   Morgan Stanley & Co., Inc. repurchase
           agreement, 6.72%, dated 6/30/00 due 7/3/00,
           repurchase price $29,749,650, collateralized
           by Fannie Mae Bonds 5.50% to 7%, 10/1/14 to
           11/1/29, market value $30,536,233...........
                                                            6.72%    7/3/00   $ 29,733,000
  21,000   Prudential Securities repurchase agreement,
           6.80%, dated 6/30/00 due 7/3/00, repurchase
           price $21,011,900, collaterlized by FHLB
           Discount Corp. 6.66%, 7/21/00, market value
           $21,420,356 ................................
                                                            6.80     7/3/00     21,000,000
 -----------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT                                                     50,733,000
 -----------------------------------------------------------------------------------------

TOTAL INVESTMENTS--98.1%
(IDENTIFIED COST $194,720,754)             194,720,754(a)
Cash and receivables, less
liabilities--1.9%                            3,734,107
                                          ------------
NET ASSETS--100.0%                        $198,454,861
                                          ============

(a) Federal Income Tax Information: At June 30, 2000, the aggregate cost of securities was the same for book and tax purposes.

                       See Notes to Financial Statements                      25

Phoenix-Zweig Government Cash Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value,
  exclusive of repurchase agreements
  (Identified cost $143,987,754)                              $  143,987,754
Repurchase agreements, at value
  (Identified cost $50,733,000)                                   50,733,000
Cash                                                                     959
Receivables
  Fund shares sold                                                 7,452,384
  Interest                                                             9,517
Prepaid expenses                                                         702
                                                              --------------
    Total assets                                                 202,184,316
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                          3,493,656
  Dividend distributions                                             131,414
  Investment advisory fee                                             33,097
  Distribution fee                                                    16,493
  Transfer agent fee                                                  13,571
  Financial agent fee                                                  4,378
  Trustees' fee                                                          798
Accrued expenses                                                      36,048
                                                              --------------
    Total liabilities                                              3,729,455
                                                              --------------
NET ASSETS                                                    $  198,454,861
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  198,454,861
                                                              --------------
NET ASSETS                                                    $  198,454,861
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,705,056)                  3,705,056
Net asset value and offering price per share                           $1.00
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,247,759)                  4,247,759
Net asset value and offering price per share                           $1.00
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,562,228)                  3,562,228
Net asset value and offering price per share                           $1.00
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,415,121)                  4,415,121
Net asset value and offering price per share                           $1.00
CLASS M
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $182,524,697)              182,524,697
Net asset value and offering price per share                           $1.00

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    6,064,844
                                                              --------------
    Total investment income                                        6,064,844
                                                              --------------
EXPENSES
Investment advisory fee                                              501,751
Distribution fee, Class A                                             13,450
Distribution fee, Class B                                             21,745
Distribution fee, Class C                                              6,618
Distribution fee, Class M                                             57,415
Financial agent fee                                                   25,222
Transfer agent                                                        46,843
Registration                                                          36,047
Custodian                                                             17,225
Professional                                                          12,497
Printing                                                               9,652
Trustees                                                               4,036
Miscellaneous                                                          4,266
                                                              --------------
    Total expenses                                                   756,767
    Less expenses borne by investment adviser                       (309,905)
                                                              --------------
    Net expenses                                                     446,862
                                                              --------------
NET INVESTMENT INCOME                                         $    5,617,982
                                                              ==============

26                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  5,617,982  $  7,715,219
  Net realized gain (loss)                          --           817
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                5,617,982     7,716,036
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (244,758)     (519,158)
  Net investment income, Class B              (101,881)      (90,797)
  Net investment income, Class C              (118,410)     (272,605)
  Net investment income, Class I              (102,420)     (108,716)
  Net investment income, Class M            (5,050,513)   (6,723,943)
  Net realized gains, Class A                       --           (71)
  Net realized gains, Class B                       --           (14)
  Net realized gains, Class C                       --           (50)
  Net realized gains, Class I                       --           (22)
  Net realized gains, Class M                       --          (660)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (5,617,982)   (7,716,036)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (85,222,454 and 520,346,360 shares,
    respectively)                           85,222.454   520,346,360
  Net asset value of shares issued from
    reinvestment of distributions
    (144,056 and 426,045 shares,
    respectively)                              144,056       426,045
  Cost of shares repurchased (87,771,501
    and 522,951,700 shares,
    respectively)                          (87,771,501) (522,951,700)
                                          ------------  ------------
Total                                       (2,404,991)   (2,179,295)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares
    (1,215,362 and 5,274,685 shares,
    respectively)                            1,215,362     5,274,685
  Net asset value of shares issued from
    reinvestment of distributions
    (81,329 and 77,651 shares,
    respectively)                               81,329        77,651
  Cost of shares repurchased (1,699,248
    and 2,440,188 shares, respectively)     (1,699,248)   (2,440,188)
                                          ------------  ------------
Total                                         (402,557)    2,912,148
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares
    (3,660,973 and 13,107,153 shares,
    respectively)                            3,660,973    13,107,153
  Net asset value of shares issued from
    reinvestment of distributions
    (107,564 and 273,984 shares,
    respectively)                              107,564       273,984
  Cost of shares repurchased (6,188,699
    and 14,022,767 shares, respectively)    (6,188,699)  (14,022,767)
                                          ------------  ------------
Total                                       (2,420,162)     (641,630)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares
    (2,306,896 and 99,867 shares,
    respectively)                            2,306,896        99,867
  Net asset value of shares issued from
    reinvestment of distributions
    (102,420 and 88,478 shares,
    respectively)                              102,420        88,478
  Cost of shares repurchased (140,000
    and 926,871 shares, respectively)         (140,000)     (926,871)
                                          ------------  ------------
Total                                        2,269,316      (738,526)
                                          ------------  ------------
CLASS M
  Proceeds from sales of shares
    (440,426,879 and 513,883,273 shares,
    respectively)                          440,426,879   513,883,273
  Net asset value of shares issued from
    reinvestment of distributions
    (4,263,096 and 5,288,093 shares,
    respectively)                            4,263,096     5,288,093
  Cost of shares repurchased
    (408,479,635 and 448,121,158 shares,
    respectively)                         (408,479,635) (448,121,158)
                                          ------------  ------------
Total                                       36,210,340    71,050,208
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      33,251,946    70,402,905
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     33,251,946    70,402,905
NET ASSETS
  Beginning of period                      165,202,915    94,800,010
                                          ------------  ------------
  END OF PERIOD                           $198,454,861  $165,202,915
                                          ============  ============

                       See Notes to Financial Statements                      27

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------------------------------
                                         (UNAUDITED)          1999           1998           1997           1996           1995
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.03)            (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                           ------            ------         ------         ------         ------         ------
Change in net asset value                      --                --             --             --             --             --
                                           ------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           ======            ======         ======         ======         ======         ======
Total return(1)                              2.65%(3)          4.52%          4.91%          4.97%          4.83%          5.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $3,705            $6,110         $8,290         $2,472         $3,360         $3,661

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                      0.65%(2)          0.65%          0.65%          0.65%          0.65%          0.87%
  Net investment income                      5.46%(2)          4.41%          4.75%          4.85%          4.73%          4.97%

                                                                          CLASS B
                                         --------------------------------------------------------------------------
                                         SIX MONTHS                                                         FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         4/8/96 TO
                                         (UNAUDITED)          1999           1998           1997          12/31/96
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00          $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.02              0.04           0.04           0.04            0.03
                                           ------            ------         ------         ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.02              0.04           0.04           0.04            0.03
                                           ------            ------         ------         ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.02)            (0.04)         (0.04)         (0.04)          (0.03)
                                           ------            ------         ------         ------          ------
Change in net asset value                      --                --             --             --              --
                                           ------            ------         ------         ------          ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00          $ 1.00
                                           ======            ======         ======         ======          ======
Total return(1)                              2.30%(3)          3.80%          4.18%          4.24%           3.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $4,248            $4,650         $1,738           $336             $33

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                      1.35%(2)          1.35%          1.35%          1.35%           1.35%(2)
  Net investment income                      4.69%(2)          3.80%          3.97%          4.15%           4.03%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.22%, 1.09%, 1.30%, 1.74%, 1.31% and 1.34% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.13%, 2.51%, 3.70%, 7.49% and 1.95% for the periods ended June 30, 2000, December 31, 1999, 1998, 1997 and 1996, respectively.

28                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS C
                                         --------------------------------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------------------------------
                                         (UNAUDITED)          1999           1998           1997           1996           1995
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.03              0.04           0.05           0.05           0.05           0.05
                                           ------            ------         ------         ------         ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.03)            (0.04)         (0.05)         (0.05)         (0.05)         (0.05)
                                           ------            ------         ------         ------         ------         ------
Change in net asset value                      --                --             --             --             --             --
                                           ------            ------         ------         ------         ------         ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00         $ 1.00         $ 1.00
                                           ======            ======         ======         ======         ======         ======
Total return(1)                              2.65%(3)          4.52%          4.91%          4.97%          4.83%          5.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $3,562            $5,982         $6,624         $2,661         $4,535         $4,458

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                      0.65%(2)          0.65%          0.65%          0.65%          0.65%          0.87%
  Net investment income                      5.37%(2)          4.43%          4.73%          4.85%          4.73%          4.97%

                                                                           CLASS I
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS                                                          FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         11/1/96 TO
                                         (UNAUDITED)          1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                   $ 1.00            $ 1.00         $ 1.00         $ 1.00           $ 1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                      0.03              0.05           0.05           0.05             0.01
                                           ------            ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                           0.03              0.05           0.05           0.05             0.01
                                           ------            ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.03)            (0.05)         (0.05)         (0.05)           (0.01)
                                           ------            ------         ------         ------           ------
Change in net asset value                      --                --             --             --               --
                                           ------            ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD             $ 1.00            $ 1.00         $ 1.00         $ 1.00           $ 1.00
                                           ======            ======         ======         ======           ======
Total return(1)                              2.80%(3)          4.83%          5.23%          5.28%            0.80%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $4,415            $2,146         $2,884           $100           $1,401

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                      0.35%(2)          0.35%          0.35%          0.35%            0.35%(2)
  Net investment income                      5.74%(2)          4.73%          5.15%          5.15%            5.03%(2)

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.46%, 1.35%, 1.38%, 1.65%, 1.25% and 1.15% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.21%, 0.67%, 1.47%, 0.82% and 0.73% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      29

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                   CLASS M
                                         ------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                     YEAR ENDED DECEMBER 31
                                           6/30/00           ----------------------------------------
                                         (UNAUDITED)           1999            1998            1997
Net asset value, beginning of
  period                                  $   1.00           $   1.00         $  1.00         $  1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                       0.03               0.05            0.05            0.05
                                          --------           --------         -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                            0.03               0.05            0.05            0.05
                                          --------           --------         -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.03)             (0.05)          (0.05)          (0.05)
                                          --------           --------         -------         -------
Change in net asset value                       --                 --              --              --
                                          --------           --------         -------         -------
NET ASSET VALUE, END OF PERIOD            $   1.00           $   1.00         $  1.00         $  1.00
                                          ========           ========         =======         =======
Total return(1)                               2.77%(3)           4.77%           5.16%           5.22%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $182,525           $146,314         $75,264         $56,599

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                       0.41%(2)           0.41%           0.41%           0.41%
  Net investment income                       5.63%(2)           4.71%           5.01%           5.09%

                                          CLASS M
                                  -----------------------

                                  YEAR ENDED DECEMBER 31
                                  -----------------------
                                   1996            1995
Net asset value, beginning of
  period                          $  1.00         $  1.00
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income              0.05            0.05
                                  -------         -------
      TOTAL FROM INVESTMENT
        OPERATIONS                   0.05            0.05
                                  -------         -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                          (0.05)          (0.05)
                                  -------         -------
Change in net asset value              --              --
                                  -------         -------
NET ASSET VALUE, END OF PERIOD    $  1.00         $  1.00
                                  =======         =======
Total return(1)                      5.09%           5.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $45,271         $48,515
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)              0.40%           0.64%
  Net investment income              4.98%           5.20%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 0.66%, 0.69%, 0.73%, 0.72% and 0.74% for the periods ended June 30, 2000,
     December 31, 1999, 1998, 1997, 1996 and 1995, respectively.

30                     See Notes to Financial Statements

PHOENIX-ZWEIG GOVERNMENT FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
U.S. GOVERNMENT SECURITIES--74.0%

U.S. TREASURY BONDS--28.2%
U.S. Treasury Bonds 7.25%, 8/15/22......     AAA     $  400  $   448,750
U.S. Treasury Bonds 6.50%, 11/15/26.....     AAA      3,100    3,233,687
U.S. Treasury Bonds 6.25%, 5/15/30......     AAA      4,600    4,828,565
                                                             -----------
                                                               8,511,002
                                                             -----------
U.S. TREASURY NOTES--45.8%
U.S. Treasury Notes 10.75%, 2/15/03.....     AAA      1,000    1,102,500
U.S. Treasury Notes 10.75%, 5/15/03.....     AAA      2,000    2,225,000
U.S. Treasury Notes 7.25%, 5/15/04......     AAA      6,000    6,185,628
U.S. Treasury Notes 6.50%, 2/15/10......     AAA      4,200    4,336,383
                                                             -----------
                                                              13,849,511
                                                             -----------
- ------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $22,719,682)                                 22,360,513
- ------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED
SECURITIES--20.8%

Fannie Mae 8.25%, 12/18/00..............   Aaa(b)       950      956,128
Freddie Mac 10.50%, 1/1/01..............   Aaa(b)         1          713
Freddie Mac 6.875%, 1/15/05.............   Aaa(b)     2,800    2,782,758
Freddie Mac 5.125%, 10/15/08............   Aaa(b)     2,700    2,351,030
Freddie Mac 10.50%, 6/1/11..............   Aaa(b)        50       53,682
Freddie Mac 12%, 11/1/15................   Aaa(b)        96      108,047
                                          STANDARD    PAR
                                          & POOR'S   VALUE
                                           RATING    (000)      VALUE
                                          ---------  ------  -----------
GNMA 12.50%, 11/20/13...................     AAA     $    8  $     8,866
GNMA 12%, 9/15/15.......................     AAA         18       20,383
GNMA 8%, 8/15/22........................     AAA          6        6,529
- ------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,616,520)                                   6,288,136
- ------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.8%
(IDENTIFIED COST $29,336,202)                                 28,648,649
- ------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--4.1%

REPURCHASE AGREEMENT--4.1%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $1,250,700,
collateralized by Fannie Mae
Bond 7.50%, 9/1/29, market value
$1,287,828..............................              1,250    1,250,000
- ------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,250,000)                                   1,250,000
- ------------------------------------------------------------------------

TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $30,586,202)              29,898,649(a)
Cash and receivables, less
liabilities--1.1%                             332,653
                                          -----------
NET ASSETS--100.0%                        $30,231,302
                                          ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $207,391 and gross depreciation of $894,944 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purpose was $30,586,202.
(b)  As rated by Moody's, Fitch or Duff & Phelps.

                       See Notes to Financial Statements                      31

Phoenix-Zweig Government Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $30,586,202)                               $   29,898,649
Cash                                                                     522
Receivables
  Interest                                                           428,596
  Fund shares sold                                                    24,172
Prepaid expenses                                                         303
                                                              --------------
    Total assets                                                  30,352,242
                                                              --------------
LIABILITIES
Payables
  Fund shares purchased                                               47,083
  Transfer agent fee                                                  18,673
  Investment advisory fee                                             15,009
  Distribution fee                                                     9,752
  Trustees' fee                                                        1,473
  Financial agent fee                                                  1,276
Accrued expenses                                                      27,674
                                                              --------------
    Total liabilities                                                120,940
                                                              --------------
NET ASSETS                                                    $   30,231,302
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   39,823,463
Undistributed net investment income                                  111,154
Accumulated net realized loss                                     (9,015,762)
Net unrealized depreciation                                         (687,553)
                                                              --------------
NET ASSETS                                                    $   30,231,302
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $19,636,275)                 2,022,540
Net asset value per share                                              $9.71
Offering price per share $9.71/(1-4.75%)                              $10.19
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,732,673)                    177,272
Net asset value and offering price per share                           $9.77
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $5,452,623)                    562,893
Net asset value and offering price per share                           $9.69
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $3,409,731)                    350,315
Net asset value and offering price per share                           $9.73

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    1,076,820
                                                              --------------
    Total investment income                                        1,076,820
                                                              --------------
EXPENSES
Investment advisory fee                                               95,518
Distribution fee, Class A                                             30,962
Distribution fee, Class B                                              8,567
Distribution fee, Class C                                             23,024
Financial agent fee                                                   11,144
Transfer agent                                                        47,667
Registration                                                          23,554
Printing                                                              14,390
Professional                                                          11,721
Custodian                                                              6,152
Trustees                                                               1,864
Miscellaneous                                                          5,995
                                                              --------------
    Total expenses                                                   280,558
                                                              --------------
NET INVESTMENT INCOME                                                796,262
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (309,450)
Net change in unrealized appreciation (depreciation) on
  investments                                                        197,482
                                                              --------------
NET LOSS ON INVESTMENTS                                             (111,968)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      684,294
                                                              ==============

32                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00     Year Ended
                                          (Unaudited)    12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   796,262  $  1,844,729
  Net realized gain (loss)                   (309,450)     (524,883)
  Net change in unrealized appreciation
    (depreciation)                            197,482    (2,530,574)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                 684,294    (1,210,728)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (471,973)   (1,149,841)
  Net investment income, Class B              (33,694)      (87,786)
  Net investment income, Class C             (124,898)     (389,322)
  Net investment income, Class I              (82,876)     (155,187)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (713,441)   (1,782,136)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (43,717
    and 149,538 shares, respectively)         425,392     1,518,826
  Net asset value of shares issued from
    reinvestment of distributions
    (29,125 and 70,016 shares,
    respectively)                             282,258       698,694
  Cost of shares repurchased (306,686
    and 814,413 shares, respectively)      (2,975,529)   (8,167,750)
                                          -----------  ------------
Total                                      (2,267,879)   (5,950,230)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (50,850
    and 127,725 shares, respectively)         495,590     1,295,107
  Net asset value of shares issued from
    reinvestment of distributions
    (1,477 and 4,617 shares,
    respectively)                              14,413        46,246
  Cost of shares repurchased (44,411 and
    172,012 shares, respectively)            (433,297)   (1,721,621)
                                          -----------  ------------
Total                                          76,706      (380,268)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (8,296
    and 181,165 shares, respectively)          80,396     1,821,289
  Net asset value of shares issued from
    reinvestment of distributions
    (6,621 and 21,234 shares,
    respectively)                              64,015       211,467
  Cost of shares repurchased (181,323
    and 611,333 shares, respectively)      (1,753,088)   (6,113,837)
                                          -----------  ------------
Total                                      (1,608,677)   (4,081,081)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    37,065 shares, respectively)                   --       371,104
  Net asset value of shares issued from
    reinvestment of distributions
    (8,530 and 15,534 shares,
    respectively)                              82,876       155,187
  Cost of shares repurchased (0 and
    5,638 shares, respectively)                    --       (57,000)
                                          -----------  ------------
Total                                          82,876       469,291
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (3,716,974)   (9,942,288)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (3,746,121)  (12,935,152)
NET ASSETS
  Beginning of period                      33,977,423    46,912,575
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $111,154 AND $28,333, RESPECTIVELY]   $30,231,302  $ 33,977,423
                                          ===========  ============

                       See Notes to Financial Statements                      33

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS A
                                  ------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31
                                    6/30/00    -----------------------------------------------------
                                  (UNAUDITED)    1999       1998       1997       1996       1995
Net asset value, beginning of
  period                            $  9.72    $   10.44  $   10.09  $    9.81  $   10.39  $    9.63
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)         0.25         0.46       0.53       0.52       0.53       0.52(1)
  Net realized and unrealized
    gain (loss)                       (0.04)       (0.73)      0.35       0.28      (0.58)      0.77
                                    -------    ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                     0.21        (0.27)      0.88       0.80      (0.05)      1.29
                                    -------    ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                            (0.22)       (0.45)     (0.53)     (0.52)     (0.53)     (0.53)
                                    -------    ---------  ---------  ---------  ---------  ---------
Change in net asset value             (0.01)       (0.72)      0.35       0.28      (0.58)      0.76
                                    -------    ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $  9.71    $    9.72  $   10.44  $   10.09  $    9.81  $   10.39
                                    =======    =========  =========  =========  =========  =========
Total return(2)                        2.21%(4)    (2.58)%      8.91%      8.42%    (0.42)%     13.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $19,636      $21,922    $29,767    $28,062    $33,848    $42,207

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                   1.67%(3)     1.35%      1.32%      1.36%     1.14%(5)      1.26%
  Net investment income                5.10%(3)     4.67%      5.09%      5.26%     5.25%       5.22%
Portfolio turnover                      101%(4)      183%        48%       128%      170%        195%

                                                          CLASS B
                                  -------------------------------------------------------
                                  SIX MONTHS                                      FROM
                                     ENDED         YEAR ENDED DECEMBER 31       INCEPTION
                                    6/30/00    -------------------------------  4/8/96 TO
                                  (UNAUDITED)    1999       1998       1997     12/31/96
Net asset value, beginning of
  period                            $ 9.78     $   10.52  $   10.15  $    9.86   $ 9.76
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.21          0.39       0.44       0.46     0.29
  Net realized and unrealized
    gain (loss)                      (0.03)        (0.74)      0.37       0.26     0.11
                                    ------     ---------  ---------  ---------   ------
      TOTAL FROM INVESTMENT
        OPERATIONS                    0.18         (0.35)      0.81       0.72     0.40
                                    ------     ---------  ---------  ---------   ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.19)        (0.39)     (0.44)     (0.43)   (0.30)
                                    ------     ---------  ---------  ---------   ------
Change in net asset value            (0.01)        (0.74)      0.37       0.29     0.10
                                    ------     ---------  ---------  ---------   ------
NET ASSET VALUE, END OF PERIOD      $ 9.77     $    9.78  $   10.52  $   10.15   $ 9.86
                                    ======     =========  =========  =========   ======
Total return(2)                       1.88%(4)    (3.23)%      8.20%      7.55%    4.16%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $1,733        $1,657     $2,199     $1,215     $513

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.37%(3)     2.06%       2.02%      2.06%    1.84%(3)(6)
  Net investment income               4.39%(3)     3.97%       4.39%      4.56%    4.55%(3)
Portfolio turnover                     101%(4)      183%         48%       128%     170%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expense to average net assets would have been 1.36% for the period ended December 31, 1996.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.

34                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS C
                                  ------------------------------------------------------------------
                                  SIX MONTHS
                                     ENDED                    YEAR ENDED DECEMBER 31
                                    6/30/00    -----------------------------------------------------
                                  (UNAUDITED)    1999       1998       1997       1996       1995
Net asset value, beginning of
  period                            $ 9.69     $   10.42  $   10.08  $    9.81  $   10.38  $    9.62
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.23          0.42       0.47       0.48       0.49       0.48(1)
  Net realized and unrealized
    gain (loss)                      (0.03)        (0.74)      0.36       0.27      (0.58)      0.76
                                    ------     ---------  ---------  ---------  ---------  ---------
      TOTAL FROM INVESTMENT
        OPERATIONS                    0.20         (0.32)      0.83       0.75      (0.09)      1.24
                                    ------     ---------  ---------  ---------  ---------  ---------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.20)        (0.41)     (0.49)     (0.48)     (0.48)     (0.48)
                                    ------     ---------  ---------  ---------  ---------  ---------
Change in net asset value               --         (0.73)      0.34       0.27      (0.57)      0.76
                                    ------     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, END OF PERIOD      $ 9.69     $    9.69  $   10.42  $   10.08  $    9.81  $   10.38
                                    ======     =========  =========  =========  =========  =========
Total return(2)                       2.07%(4)    (3.09)%      8.46%      7.86%    (0.82)%     13.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $5,453        $7,068    $11,859    $10,199    $14,330    $19,778

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  2.11%(3)     1.80%       1.77%      1.81%     1.59%(5)      1.71%
  Net investment income               4.64%(3)     4.22%       4.64%      4.81%     4.80%       4.77%
Portfolio turnover                     101%(4)      183%         48%       128%      170%        195%

                                                     CLASS I
                                  ---------------------------------------------
                                  SIX MONTHS        YEAR ENDED          FROM
                                     ENDED         DECEMBER 31       INCEPTION
                                    6/30/00    --------------------  7/14/97 TO
                                  (UNAUDITED)    1999       1998      12/31/97
Net asset value, beginning of
  period                            $ 9.74     $   10.48  $   10.11    $ 9.88
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.26          0.49       0.55      0.26
  Net realized and unrealized
    gain (loss)                      (0.03)        (0.74)      0.37      0.23
                                    ------     ---------  ---------    ------
      TOTAL FROM INVESTMENT
        OPERATIONS                    0.23         (0.25)      0.92      0.49
                                    ------     ---------  ---------    ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.24)        (0.49)     (0.55)    (0.26)
                                    ------     ---------  ---------    ------
Change in net asset value            (0.01)        (0.74)      0.37      0.23
                                    ------     ---------  ---------    ------
NET ASSET VALUE, END OF PERIOD      $ 9.73     $    9.74  $   10.48    $10.11
                                    ======     =========  =========    ======
Total return(2)                       2.39%(4)    (2.31)%      9.33%     5.01%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                       $3,410        $3,330     $3,088    $1,050

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.38%(3)     1.06%       1.02%     1.06%(3)
  Net investment income               5.40%(3)     4.98%       5.39%     5.56%(3)
Portfolio turnover                     101%(4)      183%         48%      128%

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.

                       See Notes to Financial Statements                      35

PHOENIX-ZWEIG GROWTH & INCOME FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                              SHARES     VALUE
                                              ------  -----------
COMMON STOCKS--62.3%

AIR FREIGHT--0.4%
Expeditors International of Washington,
Inc.....................................      1,400   $    66,500
ALUMINUM--0.4%
Alcoa, Inc..............................      2,400        69,600

AUTO PARTS & EQUIPMENT--0.0%
Visteon Corp.(b)........................        105         1,270

AUTOMOBILES--0.2%
Ford Motor Co...........................        800        34,400

BANKS (MAJOR REGIONAL)--4.6%
AmSouth Bancorp.........................      1,200        18,900
Bank of New York Co., Inc. (The)........      2,200       102,300
Fifth Third Bancorp.....................      1,100        69,575
Firstar Corp............................      1,600        33,700
Huntington Bancshares, Inc..............      1,200        18,975
KeyCorp.................................        700        12,337
Mellon Financial Corp...................      2,700        98,381
National City Corp......................      1,600        27,300
Northern Trust Corp.....................      1,900       123,619
Regions Financial Corp..................      1,200        23,850
SouthTrust Corp.........................        400         9,050
State Street Corp.......................      1,100       116,669
SunTrust Banks, Inc.....................      1,400        63,962
Wells Fargo & Co........................      2,400        93,000
                                                      -----------
                                                          811,618
                                                      -----------

BANKS (MONEY CENTER)--0.6%
Bank of America Corp....................      1,300        55,900
Chase Manhattan Corp. (The).............      1,200        55,275
                                                      -----------
                                                          111,175
                                                      -----------
BANKS (REGIONAL)--0.6%
Investors Financial Services Corp.......      1,600        63,500
Marshall & Ilsley Corp..................        900        37,350
                                                      -----------
                                                          100,850
                                                      -----------
BEVERAGES (NON-ALCOHOLIC)--0.2%
PepsiCo, Inc............................        800        35,550

                                              SHARES     VALUE
                                              ------  -----------

BIOTECHNOLOGY--1.4%
Amgen, Inc.(b)..........................        500   $    35,125
Immunex Corp.(b)........................        600        29,662
Techne Corp.(b).........................      1,400       182,000
                                                      -----------
                                                          246,787
                                                      -----------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Univision Communications, Inc. Class
A(b)....................................        300        31,050

CHEMICALS (SPECIALTY)--0.4%
Ecolab, Inc.............................      1,600        62,500

COMMUNICATIONS EQUIPMENT--3.5%
ADC Telecommunications, Inc.(b).........      1,100        92,292
ADTRAN, Inc.(b).........................        800        47,900
Carrier Access Corp.(b).................        600        31,725
CommScope, Inc.(b)......................      1,400        57,400
Comverse Technology, Inc.(b)............        400        37,200
Ditech Communications Corp.(b)..........        800        75,650
Harmonic, Inc.(b).......................        500        12,375
Motorola, Inc...........................      1,200        34,875
QUALCOMM, Inc.(b).......................        200        12,000
Scientific-Atlanta, Inc.................      1,600       119,200
Sycamore Networks, Inc.(b)..............        600        66,225
Westell Technologies, Inc.(b)...........      1,100        16,500
Wireless Facilities, Inc.(b)............        300        15,281
                                                      -----------
                                                          618,623
                                                      -----------

COMPUTERS (HARDWARE)--1.0%
Compaq Computer Corp....................      1,100        28,119
Dell Computer Corp.(b)..................        300        14,794
Hewlett-Packard Co......................        500        62,437
Sun Microsystems, Inc.(b)...............        800        72,750
                                                      -----------
                                                          178,100
                                                      -----------

COMPUTERS (NETWORKING)--1.0%
Cisco Systems, Inc.(b)..................      1,736       110,344
Network Appliance, Inc. (b).............        700        56,350
                                                      -----------
                                                          166,694
                                                      -----------

COMPUTERS (PERIPHERALS)--0.2%
Crossroads Systems, Inc.(b).............        300         7,575

36                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
COMPUTERS (PERIPHERALS)--CONTINUED
EMC Corp.(b)............................        400   $    30,775
                                                      -----------
                                                           38,350
                                                      -----------
COMPUTERS (SOFTWARE & SERVICES)--4.1%
Adobe Systems, Inc......................        500        65,000
Amdocs Ltd.(b)..........................        600        46,050
America Online, Inc.(b).................        500        26,375
Autodesk, Inc...........................        600        20,812
Aware, Inc.(b)..........................        700        35,787
eBay, Inc.(b)...........................        400        21,725
Foundry Networks, Inc.(b)...............        300        33,150
Henry (Jack) & Associates, Inc..........        500        25,062
Infonet Services Corp. Class B(b).......      1,100        13,131
Mercury Interactive Corp.(b)............        400        38,700
Oracle Corp.(b).........................      1,000        84,062
Portal Software, Inc.(b)................        500        31,937
Red Hat, Inc.(b)........................        900        24,356
Siebel Systems, Inc. (b)................        400        65,425
Software.com, Inc.(b)...................        300        38,962
TIBCO Software, Inc.(b).................        500        53,617
VERITAS Software Corp.(b)...............        250        28,254
VeriSign, Inc.(b).......................        100        17,650
Yahoo!, Inc.(b).........................        400        49,550
                                                      -----------
                                                          719,605
                                                      -----------

CONSUMER FINANCE--0.5%
MBNA Corp...............................      2,400        65,100
Metris Cos., Inc........................        300         7,537
Providian Financial Corp................        100         9,000
                                                      -----------
                                                           81,637
                                                      -----------

DISTRIBUTORS (FOOD & HEALTH)--0.8%
McKesson HBOC, Inc......................        700        14,656
Patterson Dental Co.(b).................        600        30,600
SYSCO Corp..............................      2,200        92,675
                                                      -----------
                                                          137,931
                                                      -----------

ELECTRICAL EQUIPMENT--3.5%
AVX Corp................................      2,600        59,637
Advanced Energy Industries, Inc.(b).....        700        41,256
Amphenol Corp. Class A(b)...............      1,100        72,806
Ballard Power Systems, Inc.(b)..........        400        35,925
Cohu, Inc...............................        900        24,272
General Electric Co.....................      3,300       174,900
KEMET Corp.(b)..........................        400        10,025

                                              SHARES     VALUE
                                              ------  -----------
ELECTRICAL EQUIPMENT--CONTINUED
Molex, Inc..............................      1,175   $    56,547
Symbol Technologies, Inc................      1,700        94,669
Zomax, Inc.(b)..........................      3,700        48,562
                                                      -----------
                                                          618,599
                                                      -----------

ELECTRONICS (INSTRUMENTATION)--1.0%
Keithley Instruments, Inc...............        200        17,425
Methode Electronics, Inc. Class A.......        600        23,175
Newport Corp............................        100        10,737
PE Corp.-PE Biosystems Group............        900        59,287
PerkinElmer, Inc........................      1,000        66,125
                                                      -----------
                                                          176,749
                                                      -----------

ELECTRONICS (SEMICONDUCTORS)--5.9%
Amkor Technology, Inc.(b)...............        900        31,781
Analog Devices, Inc.(b).................      1,400       106,400
Broadcom Corp. Class A(b)...............        200        43,788
Burr-Brown Corp.(b).....................        700        60,681
Dallas Semiconductor Corp...............      2,200        89,650
Intel Corp..............................      1,200       160,425
Kopin Corp.(b)..........................        400        27,700
Linear Technology Corp..................      3,500       223,781
Micrel, Inc.(b).........................        800        34,750
Microchip Technology, Inc.(b)...........        950        55,352
Semtech Corp.(b)........................        700        53,539
Texas Instruments, Inc..................      1,700       116,769
TranSwitch Corp.(b).....................        300        23,156
                                                      -----------
                                                        1,027,772
                                                      -----------

EQUIPMENT (SEMICONDUCTORS)--1.0%
Cymer, Inc.(b)..........................      1,400        66,850
Helix Technology Corp...................        400        15,600
KLA-Tencor Corp.(b).....................        300        17,569
Teradyne, Inc.(b).......................      1,100        80,850
                                                      -----------
                                                          180,869
                                                      -----------

FINANCIAL (DIVERSIFIED)--2.5%
Ambac Financial Group, Inc..............        600        32,888
American Express Co.....................        800        41,700
Citigroup, Inc..........................      1,850       111,463
Fannie Mae..............................      1,200        62,625
Freddie Mac.............................      1,000        40,500
Morgan Stanley Dean Witter & Co.........      1,700       141,525
                                                      -----------
                                                          430,701
                                                      -----------

                       See Notes to Financial Statements                      37

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
FOODS--0.2%
Keebler Foods Co........................        800   $    29,700

FOOTWEAR--0.1%
Timberland Co. (The) Class A(b).........        200        14,163

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
MGM Grand, Inc..........................        100         3,213

GOLD & PRECIOUS METALS MINING--0.1%
Homestake Mining Co.....................      3,600        24,750

HEALTH CARE (DIVERSIFIED)--1.3%
Allergan, Inc...........................      1,100        81,950
Bristol-Myers Squibb Co.................      1,200        69,900
IVAX Corp.(b)...........................      1,000        41,500
Johnson & Johnson.......................        400        40,750
                                                      -----------
                                                          234,100
                                                      -----------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.0%
Forest Laboratories, Inc.(b)............      1,100       111,100
ICOS Corp.(b)...........................      1,000        44,000
Pfizer, Inc.............................      4,900       235,200
QLT PhotoTherapeutics, Inc.(b)..........        500        38,656
Schering-Plough Corp....................      1,800        90,900
                                                      -----------
                                                          519,856
                                                      -----------

HEALTH CARE (GENERIC AND OTHER)--0.3%
Jones Pharma, Inc.......................        900        35,944
Mylan Laboratories, Inc.................      1,300        23,725
                                                      -----------
                                                           59,669
                                                      -----------

HEALTH CARE (MANAGED CARE)--0.3%
Oxford Health Plans, Inc.(b)............      1,500        35,719
UnitedHealth Group, Inc.................        200        17,150
                                                      -----------
                                                           52,869
                                                      -----------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.9%
Bausch & Lomb, Inc......................        200        15,475
Biomet, Inc.............................        300        11,531
Medtronic, Inc..........................      1,300        64,756
MiniMed, Inc. (b).......................        300        35,400
Stryker Corp............................        500        21,875
                                                      -----------
                                                          149,037
                                                      -----------
HEALTH CARE (SPECIALIZED SERVICES)--0.3%
Laboratory Corporation of America
Holdings(b).............................        700        53,988

                                              SHARES     VALUE
                                              ------  -----------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
Whirlpool Corp..........................        400   $    18,650

INSURANCE (MULTI-LINE)--0.5%
American International Group, Inc.......        800        94,000

INSURANCE BROKERS--0.3%
Aon Corp................................      1,400        43,488

INVESTMENT BANKING/BROKERAGE--2.8%
AXA Financial, Inc......................      1,500        51,000
Bear Stearns Cos., Inc. (The)...........        124         5,162
eSPEED, Inc. Class A(b).................        700        30,406
Goldman Sachs Group, Inc. (The).........        500        47,438
Lehman Brothers Holdings, Inc...........        500        47,281
Merrill Lynch & Co., Inc................        800        92,000
Schwab (Charles) Corp. (The)............      4,850       163,081
Waddell & Reed Financial, Inc. Class
A.......................................      1,600        52,500
                                                      -----------
                                                          488,868
                                                      -----------

INVESTMENT MANAGEMENT--0.9%
Franklin Resources, Inc.................      1,000        30,375
Price (T. Rowe) Associates, Inc.........      3,000       127,500
                                                      -----------
                                                          157,875
                                                      -----------

IRON & STEEL--0.1%
Nucor Corp..............................        700        23,231

LEISURE TIME (PRODUCTS)--0.6%
Harley-Davidson, Inc....................      2,900       111,650

MACHINERY (DIVERSIFIED)--0.3%
Dover Corp..............................      1,300        52,731
Ingersoll-Rand Co.......................        200         8,050
                                                      -----------
                                                           60,781
                                                      -----------

MANUFACTURING (DIVERSIFIED)--0.6%
Johnson Controls, Inc...................        600        30,788
Tyco International Ltd..................      1,400        66,325
                                                      -----------
                                                           97,113
                                                      -----------

MANUFACTURING (SPECIALIZED)--0.5%
Avery Dennison Corp.....................        500        33,563
CTS Corp................................        100         4,500
Millipore Corp..........................        700        52,763
                                                      -----------
                                                           90,826
                                                      -----------

38                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
NATURAL GAS--0.1%
Williams Cos., Inc. (The)...............        500   $    20,844
OIL & GAS (DRILLING & EQUIPMENT)--0.1%
BJ Services Co.(b)......................        400        25,000

OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
Kerr-McGee Corp.........................        200        11,788
Unocal Corp.............................      1,100        36,438
Vastar Resources, Inc...................      1,000        82,188
                                                      -----------
                                                          130,414
                                                      -----------

OIL & GAS (REFINING & MARKETING)--0.2%
Tosco Corp..............................      1,100        31,488
Valero Energy Corp......................        200         6,350
                                                      -----------
                                                           37,838
                                                      -----------

OIL (DOMESTIC INTEGRATED)--0.2%
Conoco, Inc. Class B....................      1,300        31,931

OIL (INTERNATIONAL INTEGRATED)--0.2%
Exxon Mobil Corp........................        400        31,425

PAPER & FOREST PRODUCTS--0.1%
Westvaco Corp...........................      1,000        24,813
PERSONAL CARE--0.4%
Estee Lauder Cos., Inc. (The) Class A...        600        29,663
Gillette Co. (The)......................        900        31,444
                                                      -----------
                                                           61,107
                                                      -----------
POWER PRODUCERS (INDEPENDENT)--0.5%
AES Corp. (The)(b)......................      2,000        91,250

PUBLISHING--0.4%
McGraw-Hill Cos., Inc. (The)............      1,200        64,800

PUBLISHING (NEWSPAPERS)--0.7%
New York Times Co. (The) Class A........      1,900        75,050
Tribune Co..............................      1,100        38,500
                                                      -----------
                                                          113,550
                                                      -----------

RAILROADS--0.2%
Kansas City Southern Industries, Inc....        400        35,475

REITS--0.2%
Equity Residential Properties Trust.....        700        32,200

RETAIL (BUILDING SUPPLIES)--0.7%
Fastenal Co.............................      1,000        50,625

                                              SHARES     VALUE
                                              ------  -----------
RETAIL (BUILDING SUPPLIES)--CONTINUED
Home Depot, Inc. (The)..................      1,600   $    79,900
                                                      -----------
                                                          130,525
                                                      -----------

RETAIL (COMPUTERS & ELECTRONICS)--0.9%
Best Buy Co., Inc.(b)...................        500        31,625
CDW Computer Centers, Inc.(b)...........      1,600       100,000
RadioShack Corp.........................        600        28,425
                                                      -----------
                                                          160,050
                                                      -----------

RETAIL (DEPARTMENT STORES)--0.6%
Kohl's Corp.(b).........................      1,900       105,688

RETAIL (DISCOUNTERS)--0.3%
Family Dollar Stores, Inc...............      3,100        60,644

RETAIL (FOOD CHAINS)--0.2%
Kroger Co. (The)(b).....................      1,600        35,300

RETAIL (GENERAL MERCHANDISE)--0.9%
Wal-Mart Stores, Inc....................      2,800       161,350

RETAIL (SPECIALTY)--0.7%
Bed Bath & Beyond, Inc.(b)..............      1,300        47,125
Tiffany & Co............................      1,100        74,250
                                                      -----------
                                                          121,375
                                                      -----------

SERVICES (ADVERTISING/MARKETING)--0.7%
Interpublic Group of Cos., Inc. (The)...      2,100        90,300
Omnicom Group, Inc......................        400        35,625
                                                      -----------
                                                          125,925
                                                      -----------

SERVICES (COMMERCIAL & CONSUMER)--1.0%
Cintas Corp.............................        900        33,019
Diamond Technology Partners, Inc. (b)...        300        26,400
Dun & Bradstreet Corp. (The)............      1,000        28,625
Gemstar International Group Ltd. (b)....      1,300        79,889
Macrovision Corp.(b)....................        200        12,784
                                                      -----------
                                                          180,717
                                                      -----------

SERVICES (COMPUTER SYSTEMS)--0.1%
Comdisco, Inc...........................        700        15,619

SERVICES (DATA PROCESSING)--2.4%
Automatic Data Processing, Inc..........      2,500       133,906
Concord EFS, Inc.(b)....................      2,300        59,800
National Computer Systems, Inc..........        400        19,700

                       See Notes to Financial Statements                      39

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
SERVICES (DATA PROCESSING)--CONTINUED
Paychex, Inc............................      4,900   $   205,800
                                                      -----------
                                                          419,206
                                                      -----------

SERVICES (EMPLOYMENT)--0.3%
Manpower, Inc...........................        300         9,600
Robert Half International, Inc.(b)......      1,200        34,200
                                                      -----------
                                                           43,800
                                                      -----------
TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Powerwave Technologies, Inc.(b).........        400        17,600

TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Time Warner Telecom, Inc. Class A(b)....      1,000        64,375
Williams Communications Group,
Inc.(b).................................        400        13,275
                                                      -----------
                                                           77,650
                                                      -----------
TELEPHONE--0.4%
BellSouth Corp..........................      1,400        59,675
CenturyTel, Inc.........................        500        14,375
                                                      -----------
                                                           74,050
                                                      -----------

TOBACCO--0.7%
Philip Morris Cos., Inc.................      2,200        58,438
R.J. Reynolds Tobacco Holdings, Inc.....      2,100        58,669
                                                      -----------
                                                          117,107
                                                      -----------
TRUCKERS--0.5%
C.H. Robinson Worldwide, Inc............      1,700        84,150

TRUCKS & PARTS--0.2%
PACCAR, Inc.(b).........................        900        35,719
- -----------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $10,411,796)                          10,941,879
- -----------------------------------------------------------------

FOREIGN COMMON STOCKS--5.9%

ALUMINUM--0.2%
Alcan Aluminum Ltd. (Canada)............        900        27,900

BIOTECHNOLOGY--0.2%
BioChem Pharma, Inc. (Canada)(b)........      1,300        32,012

COMMUNICATIONS EQUIPMENT--0.9%
Alcatel ADR (France)....................        500        33,250
Nokia Oyj ADR (Finland).................        600        29,962
Nortel Networks Corp. (Canada)..........      1,100        75,075

                                              SHARES     VALUE
                                              ------  -----------
COMMUNICATIONS EQUIPMENT--CONTINUED
Telefonaktiebolaget LM Ericsson AB ADR
(Sweden)................................        900   $    18,000
                                                      -----------
                                                          156,287
                                                      -----------

COMPUTERS (SOFTWARE & SERVICES)--0.9%
Business Objects SA Sponsored ADR
(France)(b).............................        300        26,437
Infosys Technologies Ltd. Sponsored ADR
(India).................................        600       106,350
SAP AG ADR (Germany)....................        700        32,856
                                                      -----------
                                                          165,643
                                                      -----------

ELECTRONICS (SEMICONDUCTORS)--0.8%
ARM Holdings PLC Sponsored ADR (United
Kingdom)(b).............................        800        26,300

STMicroelectronics NV NY Shares
(France)................................      1,700       109,119
                                                      -----------
                                                          135,419
                                                      -----------

ENTERTAINMENT--0.2%
News Corp. Ltd. (The) ADR (Australia)...        600        32,700

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.0%
AstraZeneca Group PLC ADR (United
Kingdom)................................      1,200        55,800

Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................        400        20,750

Teva Pharmaceutical Industries Ltd. ADR
(Israel)................................      1,900       105,331
                                                      -----------
                                                          181,881
                                                      -----------

METALS MINING--0.1%
Inco Ltd. (Canada)(b)...................        600         9,225

OIL (INTERNATIONAL INTEGRATED)--0.2%
Shell Transport & Trading Co. ADR
(United Kingdom)........................        600        29,963

RAILROADS--0.2%
Canadian Pacific Ltd. (Canada)..........      1,600        41,900

RETAIL (FOOD CHAINS)--0.2%
Koninklijke Ahold NV ADR
(Netherlands)...........................      1,100        32,244

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Vodafone AirTouch PLC ADR (United
Kingdom)................................        600        24,863

TELECOMMUNICATIONS (LONG DISTANCE)--0.7%
COLT Telecom Group PLC Sponsored ADR
(United Kingdom)(b).....................        200        27,125

Cable & Wireless PLC ADR (United
Kingdom)................................        800        40,050

40                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                              SHARES     VALUE
                                              ------  -----------
TELECOMMUNICATIONS (LONG DISTANCE)--CONTINUED
Sonera Oyj ADR (Finland)................        700   $    32,200

Telefonos de Mexico SA de C.V. ADR
Series L (Mexico).......................        500        28,563
                                                      -----------
                                                          127,938
                                                      -----------

TEXTILES (SPECIALTY)--0.2%
Gucci Group (Netherlands)...............        400        37,900
- -----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,039,205)                            1,035,875
- -----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--68.2%
(IDENTIFIED COST $11,451,001)                          11,977,754
- -----------------------------------------------------------------

                                               PAR
                                              VALUE
                                              (000)      VALUE
                                              ------  -----------
SHORT-TERM OBLIGATIONS--32.5%

U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.32%, 7/27/00(c)....      $   50  $    49,808

FEDERAL AGENCY SECURITIES--22.8%
Freddie Mac 6.35% 7/5/00................       4,000    3,997,178

REPURCHASE AGREEMENT--9.4%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $1,655,927,
collateralized by Fannie Mae Bond 5.50%,
6/1/13, market value $1,705,941.........       1,655    1,655,000
- -----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,701,986)                            5,701,986
- -----------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $17,152,987)                           17,679,740(a)
Cash and receivables, less liabilities--(0.7%)            (126,697)
                                                       -----------
NET ASSETS--100.0%                                     $17,553,043
                                                       ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,351,394 and gross depreciation of $889,701 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $17,218,047.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements                      41

Phoenix-Zweig Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $17,152,987)                               $   17,679,740
Cash                                                                   3,017
Receivables
  Dividends and interest                                               9,504
  Fund shares sold                                                     5,038
Deferred organization expenses                                           246
Prepaid expenses                                                       7,223
                                                              --------------
    Total assets                                                  17,704,768
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                             85,110
  Distribution fee                                                    11,678
  Investment advisory fee                                             11,112
  Transfer agent fee                                                   7,763
  Variation margin for futures contracts                               2,525
  Financial agent fee                                                  1,696
  Trustees' fee                                                        1,037
Accrued expenses                                                      30,804
                                                              --------------
    Total liabilities                                                151,725
                                                              --------------
NET ASSETS                                                    $   17,553,043
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $   15,984,536
Undistributed net investment loss                                     (2,207)
Accumulated net realized gain                                      1,042,861
Net unrealized appreciation                                          527,853
                                                              --------------
NET ASSETS                                                    $   17,553,043
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,572,247)                    195,724
Net asset value per share                                             $13.14
Offering price per share $13.14/(1-5.75%)                             $13.94
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $8,542,754)                    650,067
Net asset value and offering price per share                          $13.14
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $4,500,460)                    342,068
Net asset value and offering price per share                          $13.16
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,937,582)                    146,880
Net asset value and offering price per share                          $13.19

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      256,041
Dividends                                                             50,697
Foreign taxes withheld                                                  (456)
                                                              --------------
    Total investment income                                          306,282
                                                              --------------
EXPENSES
Investment advisory fee                                               70,541
Distribution fee, Class A                                              4,335
Distribution fee, Class B                                             45,298
Distribution fee, Class C                                             24,647
Financial agent fee                                                    6,584
Transfer agent                                                        28,807
Custodian                                                             23,067
Registration                                                          15,738
Professional                                                          11,850
Printing                                                               8,773
Trustees                                                               3,207
Amortization of deferred organization expenses                         2,563
Miscellaneous                                                          5,837
                                                              --------------
    Total expenses                                                   251,247
                                                              --------------
NET INVESTMENT INCOME                                                 55,035
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    1,630,493
Net realized gain on futures contracts                                36,369
Net change in unrealized appreciation (depreciation) on
  investments                                                       (141,326)
                                                              --------------
NET GAIN ON INVESTMENTS                                            1,525,536
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $    1,580,571
                                                              ==============

42                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                          Six Months
                                             Ended
                                            6/30/00     Year Ended
                                          (Unaudited)    12/31/99
                                          -----------  ------------
FROM OPERATIONS
  Net investment income (loss)            $    55,035  $    231,452
  Net realized gain (loss)                  1,666,862     1,277,181
  Net change in unrealized appreciation
    (depreciation)                           (141,326)   (1,869,768)
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               1,580,571      (361,135)
                                          -----------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (10,468)      (66,509)
  Net investment income, Class B              (13,664)      (85,176)
  Net investment income, Class C               (5,503)      (39,823)
  Net investment income, Class I              (10,493)      (35,875)
  Net realized gains, Class A                      --      (302,474)
  Net realized gains, Class B                      --      (876,208)
  Net realized gains, Class C                      --      (539,738)
  Net realized gains, Class I                      --      (156,842)
                                          -----------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (40,128)   (2,102,645)
                                          -----------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (3,676
    and 20,588 shares, respectively)           48,805       271,536
  Net asset value of shares issued from
    reinvestment of distributions
    (653 and 29,156 shares,
    respectively)                               8,524       345,397
  Cost of shares repurchased (88,261 and
    380,081 shares, respectively)          (1,115,632)   (4,983,646)
                                          -----------  ------------
Total                                      (1,058,303)   (4,366,713)
                                          -----------  ------------
CLASS B
  Proceeds from sales of shares (43,905
    and 52,764 shares, respectively)          560,829       684,195
  Net asset value of shares issued from
    reinvestment of distributions
    (773 and 66,723 shares,
    respectively)                              10,106       782,620
  Cost of shares repurchased (192,162
    and 547,967 shares, respectively)      (2,454,542)   (7,095,775)
                                          -----------  ------------
Total                                      (1,883,607)   (5,628,960)
                                          -----------  ------------
CLASS C
  Proceeds from sales of shares (11,224
    and 71,824 shares, respectively)          153,063       919,029
  Net asset value of shares issued from
    reinvestment of distributions
    (374 and 45,958 shares,
    respectively)                               4,888       538,304
  Cost of shares repurchased (122,613
    and 738,676 shares, respectively)      (1,571,446)   (9,519,002)
                                          -----------  ------------
Total                                      (1,413,495)   (8,061,669)
                                          -----------  ------------
CLASS I
  Proceeds from sales of shares (0 and
    17,995 shares, respectively)                   --       228,000
  Net asset value of shares issued from
    reinvestment of distributions
    (800 and 16,206 shares,
    respectively)                              10,493       192,711
  Cost of shares repurchased (5,729 and
    6,202 shares, respectively)               (75,000)      (83,117)
                                          -----------  ------------
Total                                         (64,507)      337,594
                                          -----------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (4,419,912)  (17,719,748)
                                          -----------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (2,879,469)  (20,183,528)
NET ASSETS
  Beginning of period                      20,432,512    40,616,040
                                          -----------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) AND
    DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF ($2,207) AND
    ($17,114), RESPECTIVELY]              $17,553,043  $ 20,432,512
                                          ===========  ============

                       See Notes to Financial Statements                      43

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                  CLASS A
                                                    --------------------------------------------------------------------
                                                    SIX MONTHS                                                  FROM
                                                       ENDED               YEAR ENDED DECEMBER 31             INCEPTION
                                                      6/30/00         --------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998         1997         12/31/96
Net asset value, beginning of period                  $12.13          $13.40       $13.73       $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.08            0.17(6)      0.11         0.24            0.01
  Net realized and unrealized gain (loss)               0.98           (0.08)       (0.33)        2.36            0.03
                                                      ------          ------       ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.06            0.09        (0.22)        2.60            0.04
                                                      ------          ------       ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.05)          (0.21)       (0.11)       (0.24)          (0.01)
  Dividends from net realized gains                       --           (1.15)          --           --              --
                                                      ------          ------       ------       ------          ------
      TOTAL DISTRIBUTIONS                              (0.05)          (1.36)       (0.11)       (0.24)          (0.01)
                                                      ------          ------       ------       ------          ------
Change in net asset value                               1.01           (1.27)       (0.33)        2.36            0.03
                                                      ------          ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.14          $12.13       $13.40       $13.73          $11.37
                                                      ======          ======       ======       ======          ======
Total return(1)                                         8.77%(3)        1.09%      (1.61)%       23.12%           0.39%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $2,572          $3,393       $8,172       $6,836          $2,508

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    2.16%(2)        1.80%       1.56%(4)      1.30%(4)        1.30%(2)(4)
  Net investment income                                 1.09%(2)        1.28%       0.82%         2.26%           1.47%(2)
Portfolio turnover                                       145%(3)         193%        152%          120%              2%

                                                                                   CLASS B
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS                                                    FROM
                                                       ENDED                YEAR ENDED DECEMBER 31              INCEPTION
                                                      6/30/00         ----------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998          1997          12/31/96
Net asset value, beginning of period                  $12.14          $13.39       $ 13.73       $ 11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.02            0.08(6)       0.02          0.16            0.01
  Net realized and unrealized gain (loss)               1.00           (0.08)        (0.34)         2.36            0.03
                                                      ------          ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.02            0.00         (0.32)         2.52            0.04
                                                      ------          ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.02)          (0.10)        (0.02)        (0.16)          (0.01)
  Dividends from net realized gains                       --           (1.15)           --            --              --
                                                      ------          ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                              (0.02)          (1.25)        (0.02)        (0.16)          (0.01)
                                                      ------          ------       -------       -------          ------
Change in net asset value                               1.00           (1.25)        (0.34)         2.36            0.03
                                                      ------          ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                        $13.14          $12.14       $ 13.39       $ 13.73          $11.37
                                                      ======          ======       =======       =======          ======
Total return(1)                                         8.40%(3)        0.42%       (2.33)%        22.29%           0.33%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $8,543          $9,684       $16,416       $11,920          $2,693

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    2.89%(2)        2.51%        2.26%(5)       2.00%(5)        2.00%(2)(5)
  Net investment income                                 0.37%(2)        0.64%        0.12%          1.56%           0.77%(2)
Portfolio turnover                                       145%(3)         193%         152%           120%              2%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

44                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                   CLASS C
                                                    ----------------------------------------------------------------------
                                                    SIX MONTHS                                                    FROM
                                                       ENDED                YEAR ENDED DECEMBER 31              INCEPTION
                                                      6/30/00         ----------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998          1997          12/31/96
Net asset value, beginning of period                  $12.15          $13.37       $ 13.71       $ 11.38          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.03            0.08(6)       0.02          0.17            0.01
  Net realized and unrealized gain (loss)               1.00           (0.07)        (0.34)         2.33            0.04
                                                      ------          ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.03            0.01         (0.32)         2.50            0.05
                                                      ------          ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.02)          (0.08)        (0.02)        (0.17)          (0.01)
  Dividends from net realized gains                       --           (1.15)           --            --              --
                                                      ------          ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                              (0.02)          (1.23)        (0.02)        (0.17)          (0.01)
                                                      ------          ------       -------       -------          ------
Change in net asset value                               1.01           (1.22)        (0.34)         2.33            0.04
                                                      ------          ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                        $13.16          $12.15       $ 13.37       $ 13.71          $11.38
                                                      ======          ======       =======       =======          ======
Total return(1)                                         8.36%(3)        0.45%       (2.34)%        22.15%           0.42%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $4,500          $5,507       $14,364       $13,525          $4,509

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    2.87%(2)        2.50%        2.26%(4)       2.00%(4)        2.00%(2)(4)
  Net investment income                                 0.38%(2)        0.60%        0.12%          1.56%           0.77%(2)
Portfolio turnover                                       145%(3)         193%         152%           120%              2%

                                                                                  CLASS I
                                                    --------------------------------------------------------------------
                                                    SIX MONTHS                                                  FROM
                                                       ENDED               YEAR ENDED DECEMBER 31             INCEPTION
                                                      6/30/00         --------------------------------       11/26/96 TO
                                                    (UNAUDITED)        1999         1998         1997         12/31/96
Net asset value, beginning of period                  $12.18          $13.44       $13.77       $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.09            0.23(6)      0.15         0.24            0.02
  Net realized and unrealized gain (loss)               0.99           (0.09)       (0.33)        2.40            0.03
                                                      ------          ------       ------       ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                  1.08            0.14        (0.18)        2.64            0.05
                                                      ------          ------       ------       ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.07)          (0.25)       (0.15)       (0.24)          (0.02)
  Dividends from net realized gains                       --           (1.15)          --           --              --
                                                      ------          ------       ------       ------          ------
      TOTAL DISTRIBUTIONS                              (0.07)          (1.40)       (0.15)       (0.24)          (0.02)
                                                      ------          ------       ------       ------          ------
Change in net asset value                               1.01           (1.26)       (0.33)        2.40            0.03
                                                      ------          ------       ------       ------          ------
NET ASSET VALUE, END OF PERIOD                        $13.19          $12.18       $13.44       $13.77          $11.37
                                                      ======          ======       ======       ======          ======
Total return(1)                                         8.87%(3)        1.46%      (1.31)%       23.42%           0.41%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $1,938          $1,848       $1,664       $1,686            $101

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.90%(2)        1.54%       1.26%(5)      1.00%(5)        1.00%(2)(5)
  Net investment income                                 1.36%(2)        1.72%       1.12%         2.56%           1.77%(2)
Portfolio turnover                                       145%(3)         193%        152%          120%              2%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      45

PHOENIX-ZWEIG MANAGED ASSETS

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                                  SHARES         VALUE
                                              --------------  ------------
COMMON STOCKS--21.1%

UNITED STATES--21.1%
3Com Corp. (Computers
(Networking))(b)........................               4,000  $    230,500

ADC Telecommunications, Inc.
(Communications Equipment)(b)...........              18,000     1,509,750

AFLAC, Inc. (Insurance (Life/Health))...               6,000       275,625

AT&T Corp. (Telecommunications (Long
Distance))..............................              24,000       759,000

AXA Financial, Inc. (Investment Banking/
Brokerage)..............................               8,000       272,000

Abbott Laboratories (Health Care
(Diversified))..........................              10,000       445,625
Aetna, Inc. (Health Care (Managed
Care))..................................              10,000       641,875

Agilent Technologies, Inc. (Electronics
(Instrumentation))(b)...................               5,721       421,924

Alcoa, Inc. (Aluminum)..................              14,000       406,000

America Online, Inc. (Computers
(Software & Services))(b)...............               7,000       369,250

Amgen, Inc. (Biotechnology)(b)..........               7,000       491,750

Analog Devices, Inc. (Electronics
(Semiconductors))(b)....................               4,000       304,000

Anheuser-Busch Cos., Inc. (Beverages
(Alcoholic))............................               5,000       373,437

Applied Materials, Inc. (Equipment
(Semiconductors))(b)....................               9,000       815,625

Bard (C.R.), Inc. (Health Care (Medical
Products & Supplies))...................              21,000     1,010,625

Bell Atlantic Corp. (Telephone).........              20,720     1,052,835
BellSouth Corp. (Telephone).............              19,000       809,875
Biogen, Inc. (Biotechnology)(b).........               8,000       516,000
Boeing Co. (The) (Aerospace/Defense)....              25,000     1,045,312

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

Burlington Northern Santa Fe Corp.
(Railroads).............................               9,000  $    206,438

CIGNA Corp. (Insurance (Multi-Line))....              12,000     1,122,000
CNF Transportation, Inc. (Air
Freight)................................               9,000       204,750

Cardinal Health, Inc. (Distributors
(Food & Health))........................              16,000     1,184,000

Chase Manhattan Corp. (The) (Banks
(Money Center)).........................              48,000     2,211,000

Chevron Corp. (Oil (International
Integrated))............................              10,000       848,125
Chiron Corp. (Biotechnology)(b).........               7,000       332,500

Cisco Systems, Inc. (Computers
(Networking))(b)........................              30,000     1,906,875

Citigroup, Inc. (Financial
(Diversified))..........................              26,000     1,566,500

Clorox Co. (The) (Household Products
(Non-Durable))..........................              15,000       672,188

Coastal Corp. (The) (Natural Gas).......              26,000     1,582,750

Colgate-Palmolive Co. (Household
Products (Non-Durable)).................              13,000       778,375

Comcast Corp. Special Class A
(Broadcasting (Television, Radio &
Cable))(b)..............................              13,000       526,500

Compaq Computer Corp. (Computers
(Hardware)).............................              22,000       562,375

Computer Sciences Corp. (Services
(Computer Systems))(b)..................               4,000       298,750

ConAgra, Inc. (Foods)...................              27,000       514,688
Cooper Industries, Inc. (Electrical
Equipment)..............................              16,000       521,000

Dell Computer Corp. (Computers
(Hardware))(b)..........................              20,000       986,250

Diamond Offshore Drilling, Inc. (Oil &
Gas (Drilling & Equipment)).............              29,000     1,018,625

46                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED
Dow Chemical Co. (The) (Chemicals)......              33,000  $    996,187
Eaton Corp. (Manufacturing
(Diversified))..........................               7,000       469,000

eBay, Inc. (Computers (Software &
Services))(b)...........................               7,000       380,187

Edison International (Electric
Companies)..............................              16,000       328,000
El Paso Energy Corp. (Natural Gas)......               8,000       407,500
Entergy Corp. (Electric Companies)......              13,000       353,438

Exxon Mobil Corp. (Oil (International
Integrated))............................              12,000       942,750

Fannie Mae (Financial (Diversified))....              13,000       678,438

Federated Department Stores, Inc.
(Retail (Department Stores))(b).........              56,000     1,890,000

First Data Corp. (Services (Data
Processing))............................               8,000       397,000

FleetBoston Financial Corp. (Banks
(Major Regional)).......................              27,000       918,000

Ford Motor Co. (Automobiles)............               3,000       129,000
General Electric Co. (Electrical
Equipment)..............................              48,000     2,544,000
General Motors Corp. (Automobiles)......               7,000       406,437

Georgia-Pacific Group (Paper & Forest
Products)...............................              18,000       472,500

Harrah's Entertainment, Inc. (Gaming,
Lottery & Pari-mutuel Companies)(b).....              10,000       209,375

Hewlett-Packard Co. (Computers
(Hardware)).............................              15,000     1,873,125

Home Depot, Inc. (The) (Retail (Building
Supplies))..............................              10,000       499,375

Household International, Inc. (Consumer
Finance)................................              12,599       523,646

Infinity Broadcasting Corp. Class A
(Broadcasting (Television, Radio &
Cable))(b)..............................               8,000       291,500

Ingersoll-Rand Co. (Machinery
(Diversified))..........................               6,000       241,500
Intel Corp. (Electronics
(Semiconductors)).......................              28,000     3,743,250

International Business Machines Corp.
(Computers (Hardware))..................              21,000     2,300,812

Johnson & Johnson (Health Care
(Diversified))..........................               9,000       916,875

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

KLA-Tencor Corp. (Equipment
(Semiconductors))(b)....................               7,000  $    409,938

Kimberly-Clark Corp. (Household Products
(Non-Durable))..........................               4,000       229,500

Kmart Corp. (Retail (General
Merchandise))(b)........................              40,000       272,500
Limited, Inc. (The) (Retail
(Specialty-Apparel))....................              20,000       432,500

Lucent Technologies, Inc.
(Communications Equipment)..............              26,000     1,540,500

MBNA Corp. (Consumer Finance)...........              27,000       732,375

MGIC Investment Corp. (Insurance
(Property-Casualty))....................               7,000       318,500

Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))..........              47,000     3,601,375

Microsoft Corp. (Computers (Software &
Services))(b)...........................              10,000       800,000

Minnesota Mining and Manufacturing Co.
(Manufacturing (Diversified))...........              13,000     1,072,500

Morgan (J.P.) & Co., Inc. (Banks (Money
Center))................................               2,000       220,250

Morgan Stanley Dean Witter & Co.
(Financial (Diversified))...............              10,000       832,500

Motorola, Inc. (Communications
Equipment)..............................              15,000       435,937
NIKE, Inc. Class B (Footwear)...........               7,000       278,688

Network Appliance, Inc. (Computers
(Networking))(b)........................               8,000       644,000

Oracle Corp. (Computers (Software &
Services))(b)...........................              42,000     3,530,625

PNC Financial Services Group (Banks
(Major Regional)).......................              29,000     1,359,375

PepsiCo, Inc. (Beverages
(Non-Alcoholic))........................              39,000     1,733,062

Pfizer, Inc. (Health Care (Drugs-Major
Pharmaceuticals)).......................              21,000     1,008,000

Philip Morris Cos., Inc. (Tobacco)......              21,000       557,813

                       See Notes to Financial Statements                      47

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED
Phillips Petroleum Co. (Oil (Domestic
Integrated))............................              23,000  $  1,165,813

Procter & Gamble Co. (The) (Household
Products (Non-Durable)).................              10,000       572,500

Providian Financial Corp. (Consumer
Finance)................................              10,000       900,000

QUALCOMM, Inc. (Communications
Equipment)(b)...........................               6,000       360,000

SBC Communications, Inc. (Telephone)....              40,796     1,764,427

Schering-Plough Corp. (Health Care
(Drugs-Major Pharmaceuticals))..........              34,000     1,717,000

Scientific-Atlanta, Inc. (Communications
Equipment)..............................              22,000     1,639,000

Siebel Systems, Inc. (Computers
(Software & Services))(b)...............               3,000       490,687

Solectron Corp. (Electrical
Equipment)(b)...........................              14,000       586,250
Sprint Corp. (PCS Group)
(Telecommunications
(Cellular/Wireless))(b).................              10,000       595,000

Sun Microsystems, Inc. (Computers
(Hardware))(b)..........................              15,000     1,364,062

Sycamore Networks, Inc. (Communications
Equipment)(b)...........................               2,000       220,750

TJX Cos., Inc. (The) (Retail (Specialty-
Apparel))...............................              26,000       487,500

Tellabs, Inc. (Communications
Equipment)(b)...........................               5,000       342,187

Tenet Healthcare Corp. (Health Care
(Hospital Management))(b)...............              19,000       513,000
Teradyne, Inc. (Equipment
(Semiconductors))(b)....................               9,000       661,500
Texaco, Inc. (Oil (International
Integrated))............................              23,000     1,224,750

Texas Instruments, Inc. (Electronics
(Semiconductors)).......................              10,000       686,875

Transocean Sedco Forex, Inc. (Oil & Gas
(Drilling & Equipment)).................              15,000       801,563

Tricon Global Restaurants, Inc.
(Restaurants)(b)........................              14,000       395,500
Tupperware Corp. (Housewares)...........              15,000       330,000

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

Tyco International Ltd. (Manufacturing
(Diversified))..........................               6,000  $    284,250

U S West, Inc. (Telephone)..............              17,000     1,457,750

United States Cellular Corp.
(Telecommunications
(Cellular/Wireless))(b).................              18,000     1,134,000

UnitedHealth Group, Inc. (Health Care
(Managed Care)).........................               5,000       428,750

UtiliCorp United, Inc. (Electric
Companies)..............................              15,000       298,125
Visteon Corp. (Auto Parts &
Equipment)(b)...........................                 392         4,753
Walt Disney Co. (The) (Entertainment)...              23,000       892,688

WorldCom, Inc. (Telecommunications (Long
Distance))(b)...........................              28,000     1,284,500

Yahoo!, Inc. (Computers (Software &
Services))(b)...........................               3,000       371,625
- --------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $75,607,991)                                   93,691,335
- --------------------------------------------------------------------------
FOREIGN COMMON STOCKS--21.6%

AUSTRALIA--2.2%
Brambles Industries Ltd. (Services
(Commercial & Consumer))................              47,600     1,467,183

Broken Hill Proprietary Co. Ltd.
(Manufacturing (Diversified))...........             165,700     1,964,920

Cable & Wireless Optus Ltd.
(Telephone)(b)..........................             519,000     1,551,858

Commonwealth Bank of Australia (Banks
(Major Regional)).......................             115,000     1,911,948

News Corp. Ltd. (The) (Broadcasting
(Television, Radio & Cable))............             204,500     2,824,077
                                                              ------------
                                                                 9,719,986
                                                              ------------

CANADA--0.1%
Barrick Gold Corp. (Canada) (Gold &
Precious Metals Mining).................              11,000       200,063

FINLAND--1.8%
Metso Oyj (Machinery (Diversified)).....               4,500        54,352
Nokia Oyj (Communications Equipment)....             141,600     7,255,100

48                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
FINLAND--CONTINUED
Sampo Insurance Co. Ltd. Class A
(Insurance (Property-Casualty)).........               2,100  $     85,554

Sonera Oyj (Telephone)..................              10,400       476,035
Tietoenator Oyj (Services (Data
Processing))............................               2,200        73,706
UPM-Kymmene Oyj (Paper & Forest
Products)...............................               8,500       211,848
                                                              ------------
                                                                 8,156,595
                                                              ------------

FRANCE--3.0%
Air Liquide SA (Chemicals
(Specialty))............................               1,811       237,138
Alcatel (Communications Equipment)......              14,888       980,450
Aventis SA (Chemicals (Diversified))....              11,335       830,676
Axa (Insurance (Multi-Line))............               4,455       704,635
BNP Paribas (Banks (Major Regional))....               9,150       884,126
Carrefour SA (Retail (Food Chains)).....               3,700       253,949

Compagnie de Saint-Gobain (Manufacturing
(Diversified))..........................               3,001       407,344

France Telecom SA (Telephone)...........              15,049     2,111,938
L'Oreal SA (Household Products (Non-
Durable))...............................               1,587     1,379,802

LVMH (Beverages (Alcoholic))............               1,044       432,231

STMicroelectronics NV (Electronics
(Semiconductors)).......................              12,973       820,761

Schneider Electric SA (Electrical
Equipment)..............................               5,776       404,187

Simco SA Registered Shares (Financial
(Diversified))..........................               6,600       483,992

Total Fina Elf SA (Oil & Gas (Refining &
Marketing)).............................              13,157     2,025,512

Vivendi SA (Manufacturing
(Diversified))..........................              14,034     1,243,715
                                                              ------------
                                                                13,200,456
                                                              ------------

GERMANY--3.0%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................               5,250     1,912,385

Bayer AG (Chemicals (Diversified))......              39,700     1,552,684

Bayerische Hypo- und Vereinsbank AG
(Banks (Major Regional))................               6,250       407,999

DaimlerChrysler AG (Automobiles)........              20,160     1,061,917

                                                  SHARES         VALUE
                                              --------------  ------------
GERMANY--CONTINUED

Deutsche Bank AG Registered Shares
(Banks (Major Regional))................               8,700  $    720,552

Deutsche Telekom AG Registered Shares
(Telephone).............................              44,700     2,553,796

Dresdner Bank Registered Shares AG
(Banks (Major Regional))................              16,500       686,446

E.On AG (Manufacturing (Diversified))...               9,360       461,181
Karstadtquelle AG (Retail (Department
Stores))................................               7,500       200,585

Muenchener
Rueckversicherungs-Gesellschaft AG
Registered Shares (Insurance
(Multi-Line))...........................                 300        94,613

RWE AG (Manufacturing (Diversified))....              19,550       659,663
SAP AG (Computers (Software &
Services))..............................               1,700       255,033

Siemens AG Registered Shares
(Electronics (Component
Distributors))..........................              16,200     2,445,840

Volkswagen AG (Automobiles).............               6,800       260,736
                                                              ------------
                                                                13,273,430
                                                              ------------

ITALY--1.9%
Assicurazioni Generali (Insurance
(Life/Health))..........................              29,198     1,004,801
Banca Intesa SPA (Banks (Major
Regional))..............................              63,000       283,234
Benetton Group SPA (Textiles
(Apparel))..............................              96,617       202,829
Enel SPA (Electric Companies)...........             154,067       685,267
Eni SPA (Oil (Domestic Integrated)).....             162,307       941,293
Fiat SPA (Automobiles)..................              10,156       264,609

Mediaset SPA (Broadcasting (Television,
Radio & Cable)).........................              36,087       553,482

Mediobanca-Banca di Credito Finanziario
SPA (Banks (Major Regional))............              17,635       182,571

Pirelli SPA (Auto Parts & Equipment)....             103,067       272,191

Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))................              26,416       291,204

San Paolo-IMI SPA (Banks (Major
Regional))..............................              31,472       560,836
Sirti SPA (Engineering &
Construction)...........................              19,582        32,756
Snia SPA (Manufacturing
(Diversified))..........................              31,550        31,574

Telecom Italia Mobile SPA
(Telecommunications
(Cellular/Wireless))....................             144,316     1,480,235

Telecom Italia SPA (Telephone)..........              84,595     1,167,722

                       See Notes to Financial Statements                      49

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
ITALY--CONTINUED
UniCredito Italiano SPA (Banks (Major
Regional))..............................             134,443  $    645,667
                                                              ------------
                                                                 8,600,271
                                                              ------------

JAPAN--4.2%
Acom Co., Ltd. (Consumer Finance).......               3,600       303,512
Aiful Corp. (Consumer Finance)..........               5,260       486,220
Ajinomoto Co., Inc. (Foods).............               9,000       115,688

Asahi Bank Ltd. (The) (Banks (Major
Regional))..............................              26,000       109,601

Asahi Chemical Industry Co., Ltd.
(Chemicals (Specialty)).................              19,000       134,686

Asahi Glass Co., Ltd. (Chemicals
(Specialty))............................               9,000       100,802

Bank of Tokyo-Mitsubishi Ltd. (The)
(Banks (Major Regional))................              45,000       544,841

Bridgestone Corp. (Auto Parts &
Equipment)..............................               8,000       169,752
Canon, Inc. (Office Equipment &
Supplies)...............................              12,000       598,857

Daiwa Securities Group, Inc. (Investment
Banking/Brokerage)......................              24,000       317,576

Denso Corp. (Auto Parts & Equipment)....              10,000       243,853
East Japan Railway Co. (Railroads)......                  32       186,311
Fanuc Ltd. (Machinery (Diversified))....               2,800       285,554
Fuji Bank Ltd. (The) (Banks (Major
Regional))..............................              35,000       266,631

Fuji Photo Film Co., Ltd. (Photography/
Imaging)................................              14,000       574,283

Fujikura Ltd. (Electrical Equipment)....               2,000        13,327
Fujitsu Ltd. (Computers (Hardware)).....              14,000       485,626

Hitachi Ltd. (Electronics (Component
Distributors))..........................              44,000       636,286

Honda Motor Co., Ltd. (Automobiles).....              10,000       341,205

Industrial Bank of Japan Ltd. (The)
(Banks (Major Regional))................              33,000       250,771

Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................               3,000       180,905

Kansai Electric Power Co., Inc. (The)
(Electric Companies)....................              10,500       188,362

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED

Keio Electric Railway Co., Ltd. (Retail
(Department Stores))....................              62,000  $    237,331

Kinki Nippon Railway Co., Ltd.
(Railroads).............................              29,000       117,862
Kirin Brewery Co., Ltd. (Beverages
(Alcoholic))............................              15,000       187,852
Kuraray Co., Ltd. (Chemicals
(Specialty))............................              16,000       183,892

Kyocera Corp. (Electronics (Component
Distributors))..........................               2,800       476,099

Kyowa Hakko Kogyo Co., Ltd. (Health Care
(Diversified))..........................               3,000        29,404

Marui Co., Ltd. (Retail (Department
Stores))................................               4,000        76,748

Matsushita Electric Industrial Co., Ltd.
(Electronics (Component
Distributors))..........................              16,000       415,873

Minebea Co., Ltd. (Machinery
(Diversified))..........................              17,000       213,702

Mitsubishi Chemical Corp. (Chemicals
(Specialty))............................              38,000       156,236

Mitsubishi Corp. (Distributors (Food &
Health))................................              18,000       163,155

Mitsubishi Heavy Industries Ltd.
(Machinery (Diversified))...............              26,000       115,499

Mitsui & Co., Ltd. (Distributors (Food &
Health))................................              29,000       222,020

Murata Manufacturing Co., Ltd.
(Electronics (Component
Distributors))..........................               4,000       575,417

NGK Insulators Ltd. (Electrical
Equipment)..............................               9,000       111,775
Nichiro Corp. (Foods)...................              18,000        32,155
Nippon Flour Mills Co., Ltd. (Foods)....               4,000        10,737
Nippon Steel Corp. (Iron & Steel).......             125,000       263,465

Nippon Telegraph & Telephone Corp.
(Telephone).............................               1,000     1,332,684

Nippon Yusen Kabushiki Kaisha
(Shipping)..............................              37,000       178,353
Nissan Motor Co., Ltd.
(Automobiles)(b)........................              22,000       129,960

Nisshin Flour Milling Co., Ltd.
(Agricultural Products).................              19,000       190,356

Obayashi Corp. (Engineering &
Construction)...........................              16,000        70,925
Oji Paper Co., Ltd. (Paper & Forest
Products)...............................              15,000       103,496
Osaka Gas Co., Ltd. (Natural Gas).......               4,000        11,531

50                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED
Promise Co., Ltd. (Consumer Finance)....               1,800  $    142,569
Rohm Co., Ltd. (Electronics
(Semiconductors)).......................               1,000       293,002

Sakura Bank Ltd. (The) (Banks (Major
Regional))..............................              41,000       284,051

Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........               4,000        90,547

Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................               2,000        15,992
Sanyo Electric Co., Ltd. (Electronics
(Component Distributors))...............              18,000       162,304

Shinagawa Refractories Co., Ltd.
(Construction (Cement & Aggregates))....              12,000        26,313

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................               7,000       355,950

Shizuoka Bank Ltd. (The) (Banks (Major
Regional))..............................               5,000        42,532

Sony Corp. (Household Furnishings &
Appliances).............................              11,500     1,076,072

Sumitomo Bank Ltd. (The) (Banks (Major
Regional))..............................              26,000       319,466

Sumitomo Chemical Co., Ltd. (Chemicals
(Specialty))............................               9,000        54,271

Sumitomo Electric Industries Ltd.
(Electrical Equipment)..................              13,000       223,381

Takeda Chemical Industries, Ltd. (Health
Care (Drugs-Major Pharmaceuticals)).....              18,000     1,184,104

Takefuji Corp. (Consumer Finance).......               1,700       205,829
Toa Corp. (Engineering &
Construction)...........................               1,000         1,257
Toho Zinc Co., Ltd. (Metals Mining).....               6,000        12,533

Tokai Bank Ltd. (The) (Banks (Major
Regional))..............................              22,000       108,751

Tokyo Electric Power Co., Inc. (The)
(Electric Companies)....................                 800        19,546

Toppan Printing Co., Ltd. (Specialty
Printing)...............................              13,000       137,862

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED

Toray Industries, Inc. (Textiles (Home
Furnishings))...........................              25,000  $    101,605

Toyoda Automatic Loom Works, Ltd. (Auto
Parts & Equipment)......................               4,000        86,766

Toyota Motor Corp. (Automobiles)........              26,000     1,186,940

Yamanouchi Pharmaceutical Co., Ltd.
(Health Care (Diversified)).............               6,000       328,351
                                                              ------------
                                                                18,601,170
                                                              ------------

SPAIN--1.6%
Acerinox SA (Iron & Steel)..............               2,214        64,306
Altadis SA (Tobacco)....................              11,003       169,707

Autopistas, Concesionaria Espanola SA
Registered Shares (Services (Commercial
& Consumer))............................               8,684        75,835

Banco Bilbao Vizcaya Argentaria SA
(Banks (Major Regional))................              85,696     1,285,604

Banco Santander Central Hispano SA
(Banks (Major Regional))................             121,166     1,283,440

Corporacion Financiera Alba, SA
(Financial (Diversified))...............               2,443        64,635

Corporacion Mapfre (Insurance (Property-
Casualty))..............................               3,300        41,978

Empresa Nacional de Electricidad SA
(Electric Companies)....................              31,241       607,630

Fomento de Construcciones y Contratas SA
(Engineering & Construction)............               5,393       102,359

Gas Natural SDG, SA (Natural Gas).......              12,346       222,493

Grupo Dragados SA (Engineering &
Construction)...........................               8,703        62,653

Iberdrola SA (Electric Companies).......              30,043       388,785

Repsol YPF SA (Oil & Gas (Refining &
Marketing)).............................              34,697       693,474

Sociedad General de Aguas de Barcelona,
SA (Water Utilities)....................               7,372        98,934

Telefonica SA (Telephone)(b)............              88,396     1,906,547

                       See Notes to Financial Statements                      51

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
SPAIN--CONTINUED
Union Electrica Fenosa, SA (Electric
Companies)..............................               7,464  $    135,586
                                                              ------------
                                                                 7,203,966
                                                              ------------

SWEDEN--1.3%
ForeningsSparbanken AB (Banks (Major
Regional))..............................              16,100       236,799

Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel))....................              25,600       537,060

Skandia Forsakrings AB (Insurance (Life/
Health))................................              30,800       818,222

Svenska Handelsbanken AB Class A (Banks
(Major Regional)).......................              21,500       313,771

Telefonaktiebolaget LM Ericsson AB Class
B (Communications Equipment)............             198,000     3,939,357
                                                              ------------
                                                                 5,845,209
                                                              ------------

UNITED KINGDOM--2.5%
Abbey National PLC (Financial
(Diversified))..........................              22,572       269,955
Allied Zurich PLC (Financial
(Diversified))..........................              25,950       307,016

BAA PLC (Services (Commercial &
Consumer))..............................               4,734        37,984

BOC Group PLC (Chemicals (Specialty))...              16,077       231,219
BP Amoco PLC (Oil (Domestic
Integrated))............................             123,200     1,182,481
Bass PLC (Beverages (Alcoholic))........              20,927       235,391
Boots Co. PLC (Retail (Drug Stores))....              16,015       121,952
British American Tobacco PLC
(Tobacco)...............................              33,350       222,653
British Telecommunications PLC
(Telephone).............................              85,577     1,106,393
Cadbury Schweppes PLC (Foods)...........              29,336       192,746
Caradon PLC (Building Materials)........              11,340        25,923

De La Rue PLC (Office Equipment &
Supplies)...............................                 250         1,319

Glaxo Wellcome PLC (Health Care (Drugs-
Major Pharmaceuticals)).................              25,934       756,564
Great Universal Stores PLC (The) (Retail
(Home Shopping))........................              15,800       101,658
HSBC Holdings PLC (Financial
(Diversified))..........................              66,485       760,418
Hanson PLC (Construction (Cement &
Aggregates))............................              10,121        71,554

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED KINGDOM--CONTINUED

Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..................              18,800  $     66,030

Imperial Chemical Industries PLC
(Chemicals (Diversified))...............              23,700       188,186

Invensys PLC (Machinery
(Diversified))..........................              45,200       169,701
Kingfisher PLC (Retail (Specialty)).....               7,396        67,348

Lloyds TSB Group PLC (Financial
(Diversified))..........................              37,157       351,010

Marks & Spencer PLC (Retail (Department
Stores))................................              35,964       126,450

National Power PLC (Electric
Companies)..............................              13,500        86,042
Prudential PLC (Insurance
(Life/Health))..........................              28,048       411,028

RMC Group PLC (Construction (Cement &
Aggregates))............................               8,500       109,636

Railtrack Group PLC (Railroads).........               8,800       136,753
Rank Group PLC (Entertainment)..........              10,000        22,935
Reed International PLC (Publishing).....              30,816       268,249

Royal Bank of Scotland Group PLC (Banks
(Major Regional)).......................              11,488       192,351

ScottishPower PLC (Electric
Companies)..............................              19,200       162,773

SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........              42,422       555,522

South African Breweries PLC (Beverages
(Alcoholic))............................              20,000       149,268

TI Group PLC (Manufacturing
(Diversified))..........................               7,485        40,397
Tesco PLC (Retail (Food Chains))........              49,884       155,191
Unilever PLC (Foods)....................              38,075       230,565
United Biscuits (Holdings) PLC
(Foods).................................              29,511       118,392

Vodafone AirTouch PLC
(Telecommunications
(Cellular/Wireless))....................             474,665     1,918,637

Wolseley PLC (Distributors (Food &
Health))................................               9,436        51,926
                                                              ------------
                                                                11,203,616
                                                              ------------
- --------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $64,162,823)                                   96,004,762
- --------------------------------------------------------------------------

52                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                                  SHARES         VALUE
                                              --------------  ------------
FOREIGN PREFERRED STOCKS--0.1%

GERMANY--0.1%
SAP AG (Computers (Software &
Services))..............................               1,300  $    241,383

ITALY--0.0%
Fiat SPA - (Automobiles)................               7,403       120,994
- --------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $379,008)                                         362,377
- --------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)
                                          ---------  -------
U.S. GOVERNMENT SECURITIES--18.3%

U.S. TREASURY BONDS--3.8%
U.S. Treasury Bonds 6.375%, 8/15/27.....     AAA     $ 9,600     9,873,005
U.S. Treasury Bonds 6.25%, 5/15/30......     AAA       6,700     7,032,910
                                                              ------------
                                                                16,905,915
                                                              ------------

U.S. TREASURY NOTES--14.5%
U.S. Treasury Inflationary Notes 3.625%,
1/15/08(d)..............................     AAA      12,345    11,971,062

U.S. Treasury Notes 10.75%, 5/15/03.....     AAA       7,000     7,787,500
U.S. Treasury Notes 7.50%, 2/15/05......     AAA       7,100     7,446,125
U.S. Treasury Notes 6.125%, 8/15/07.....     AAA      21,000    20,875,323
U.S. Treasuty Notes 6.50%, 2/15/10......     AAA      15,500    16,003,317
                                                              ------------
                                                                64,083,327
                                                              ------------
- --------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $81,505,193)                                   80,989,242
- --------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--4.6%

Freddie Mac 5.125%, 10/15/08............   Aaa(c)      5,100     4,440,835
Freddie Mac 6.875%, 1/15/05.............   Aaa(c)     16,000    15,901,472
- --------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,751,620)                                   20,342,307
- --------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--8.9%

FRANCE--1.9%
Government of France 5.50%, 10/25/07....     AAA     8,507(f)    8,252,238
                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)      VALUE
                                          ---------  -------  ------------

GERMANY--1.8%
Deutschland Republic 6%, 7/4/07.........     AAA     7,848(f) $  7,864,129

NEW ZEALAND--1.1%
Government of New Zealand 7%, 7/15/09...     AAA     10,000(g)    4,773,313

SPAIN--1.6%
Government of Spain 6%, 1/31/08.........     AA+     7,332(f)    7,212,051

SWEDEN--1.4%
Government of Sweden 9%, 4/20/09........     AAA     44,000(h)    6,304,933

UNITED KINGDOM--1.1%
UK Treasury 7.25%, 12/7/07..............     AAA     1,200(i)    2,010,507
UK Treasury 8.50%, 7/16/07..............     AAA     1,600(i)    2,838,362
                                                              ------------
                                                                 4,848,869
                                                              ------------
- --------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $44,400,269)                                   39,255,533
- --------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--74.6%
(IDENTIFIED COST $286,806,904)                                 330,645,556
- --------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS--23.8%

U.S. GOVERNMENT SECURITIES--0.5%
U.S. Treasury Bill 5.61%, 9/21/00.......               2,000     1,974,932

FEDERAL AGENCY SECURITIES--6.7%
Fannie Mae Discount Note 6.41%,
7/13/00.................................               5,000     4,989,316

Freddie Mac Discount Note 6.43%,
7/18/00.................................              15,000    14,954,455

Freddie Mac Discount Note 6.425%,
8/15/00.................................              10,000     9,919,688
                                                              ------------
                                                                29,863,459
                                                              ------------

REPURCHASE AGREEMENT--16.6%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $40,786,828,
collateralized by Fannie Mae Bonds 5.50%
to 7.50%, 1/1/14 to 9/1/29, market value
$41,990,046(e)..........................              40,764    40,764,000

                       See Notes to Financial Statements                      53

Phoenix-Zweig Managed Assets

                                                       PAR
                                                      VALUE
                                                      (000)      VALUE
                                                     -------  ------------
REPURCHASE AGREEMENT--CONTINUED
Prudential Securities, Inc. repurchase
agreement, 6.80%, dated 6/30/00 due
7/3/00, repurchase price $33,018,700,
collateralized by Fannie Mae Bond 6.49%,
6/7/01 and U.S. Treasury Note 5.625%,
5/15/08, market value $33,660,836.......             $33,000  $ 33,000,000
                                                              ------------
                                                                73,764,000
                                                              ------------
- --------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $105,601,902)                                 105,602,391
- --------------------------------------------------------------------------

TOTAL INVESTMENTS--98.4%
(IDENTIFIED COST $392,408,806)                             436,247,947(a)
Cash and receivables, less liabilities--1.6%                 7,234,123
                                                          ------------
NET ASSETS--100.0%                                        $443,482,070
                                                          ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $57,785,358 and gross depreciation of $13,867,978 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $392,330,567.
(b)  Non-income producing.
(c)  As rated by Moody's, Fitch or Duff & Phelps.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e)  All or a portion segregated as collateral.
(f)  Par value represents Euro.
(g)  Par value represents New Zealand Dollar.
(h)  Par value represents Swedish Krona.
(i)  Par value represents British Pound.

54                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................     0.3%
Agency Mortgage-Backed Securities.......     1.4
Agricultural Products...................     0.1
Air Freight.............................     0.1
Aluminum................................     0.1
Auto Parts & Equipment..................     0.2
Automobiles.............................     1.2
Banks (Major Regional)..................     4.4
Banks (Money Center)....................     0.8
Beverages (Alcoholic)...................     0.4
Beverages (Non-Alcoholic)...............     0.6
Biotechnology...........................     0.4
Broadcasting (Television, Radio &
Cable)..................................     1.3
Chemicals...............................     0.3
Chemicals (Diversified).................     0.8
Chemicals (Specialty)...................     0.5
Communications Equipment................     5.8
Computers (Hardware)....................     2.4
Computers (Networking)..................     0.9
Computers (Software & Services).........     2.0
Construction (Cement & Aggregates)......     0.1
Consumer Finance........................     1.0
Distributors (Food & Health)............     0.5
Electric Companies......................     1.0
Electrical Equipment....................     1.4
Electronics (Component Distributors)....     1.5
Electronics (Instrumentation)...........     0.1
Electronics (Semiconductors)............     1.9
Engineering & Construction..............     0.1
Entertainment...........................     0.3
Equipment (Semiconductors)..............     0.6
Financial (Diversified).................     1.7
Foods...................................     0.4
Footwear................................     0.1
Foreign Government Securities...........    12.5
Gaming, Lottery & Pari-Mutuel
Companies...............................     0.1
Gold & Precious Metals Mining...........     0.1
Health Care (Diversified)...............     0.5
Health Care (Drugs-Major
Pharmaceuticals)........................     2.8
Health Care (Hospital Management).......     0.2
Health Care (Managed Care)..............     0.3%
Health Care (Medical Products &
Supplies)...............................     0.3
Household Furnishings & Appliances......     0.3
Household Products (Non-Durable)........     1.2
Housewares..............................     0.1
Insurance (Life/Health).................     0.8
Insurance (Multi-Line)..................     1.3
Insurance (Property-Casualty)...........     0.1
Investment Banking/Brokerage............     0.2
Iron & Steel............................     0.1
Machinery (Diversified).................     0.3
Manufacturing (Diversified).............     2.1
Natural Gas.............................     0.7
Office Equipment & Supplies.............     0.2
Oil & Gas (Drilling & Equipment)........     0.6
Oil & Gas (Refining & Marketing)........     0.9
Oil (Domestic Integrated)...............     1.0
Oil (International Integrated)..........     1.0
Paper & Forest Products.................     0.3
Photography/Imaging.....................     0.2
Publishing..............................     0.1
Railroads...............................     0.2
Restaurants.............................     0.1
Retail (Building Supplies)..............     0.2
Retail (Department Stores)..............     0.8
Retail (Food Chains)....................     0.2
Retail (General Merchandise)............     0.1
Retail (Specialty-Apparel)..............     0.5
Services (Commercial & Consumer)........     0.5
Services (Computer Systems).............     0.1
Services (Data Processing)..............     0.2
Shipping................................     0.1
Telecommunications
(Cellular/Wireless).....................     1.6
Telecommunications (Long Distance)......     0.7
Telephone...............................     5.5
Textiles (Apparel)......................     0.1
Tobacco.................................     0.3
U.S. Government Securities..............    25.8
                                          ------
                                           100.0%
                                          ======

Phoenix-Zweig Managed Assets

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value, exclusive of repurchase
  agreements (Identified cost $318,644,806)                   $  362,483,947
Repurchase agreements, at value
  (Identified cost $73,764,000)                                   73,764,000
Foreign currency at value
  (Identified cost $2,120,473)                                     2,155,509
Gross unrealized appreciation on forward foreign currency
  contracts                                                          322,281
Receivables
  Investment securities sold                                       9,999,311
  Dividends and interest                                           3,639,322
  Tax reclaims                                                       312,766
  Fund shares sold                                                   109,855
Prepaid expenses                                                       3,685
                                                              --------------
    Total assets                                                 452,790,676
                                                              --------------
LIABILITIES
Payables
  Custodian                                                          685,509
  Investment securities purchased                                  6,617,612
  Fund shares repurchased                                          1,003,775
  Investment advisory fee                                            370,291
  Distribution fee                                                   316,092
  Transfer agent fee                                                 121,818
  Financial agent fee                                                 11,328
  Trustees' fee                                                        3,566
Accrued expenses                                                     178,615
                                                              --------------
    Total liabilities                                              9,308,606
                                                              --------------
NET ASSETS                                                    $  443,482,070
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  348,118,154
Undistributed net investment income                                4,440,746
Accumulated net realized gain                                     46,941,931
Net unrealized appreciation                                       43,981,239
                                                              --------------
NET ASSETS                                                    $  443,482,070
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $87,619,892)                 6,263,008
Net asset value per share                                             $13.99
Offering price per share $13.99/(1-5.75%)                             $14.84
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $35,078,372)                 2,490,510
Net asset value and offering price per share                          $14.08
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $317,921,333)               22,937,408
Net asset value and offering price per share                          $13.86
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $2,862,473)                    202,461
Net asset value and offering price per share                          $14.14

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    8,917,215
Dividends                                                          1,483,449
Foreign taxes withheld                                               (64,699)
                                                              --------------
    Total investment income                                       10,335,965
                                                              --------------
EXPENSES
Investment advisory fee                                            2,372,757
Distribution fee, Class A                                            142,458
Distribution fee, Class B                                            182,936
Distribution fee, Class C                                          1,701,665
Financial agent fee                                                   75,941
Transfer agent                                                       251,859
Custodian                                                             65,662
Printing                                                              59,773
Professional                                                          35,360
Registration                                                          28,372
Trustees                                                              11,267
Miscellaneous                                                         13,816
                                                              --------------
    Total expenses                                                 4,941,866
                                                              --------------
NET INVESTMENT INCOME                                              5,394,099
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   33,222,971
Net realized gain on futures contracts                               521,172
Net realized loss on foreign currency transactions                (1,531,056)
Net change in unrealized appreciation (depreciation) on
  investments                                                    (36,565,010)
Net change in unrealized appreciation (depreciation) on
  foreign currency and foreign currency transactions                 (98,044)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (4,449,967)
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $      944,132
                                                              ==============

56                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            6/30/00      Year Ended
                                          (Unaudited)     12/31/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $  5,394,099  $  8,795,131
  Net realized gain (loss)                  32,213,087    51,456,579
  Net change in unrealized appreciation
    (depreciation)                         (36,663,054)  (16,852,519)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                  944,132    43,399,191
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A              (915,207)   (1,851,319)
  Net investment income, Class B              (267,082)     (394,535)
  Net investment income, Class C            (2,450,023)   (3,891,210)
  Net investment income, Class I               (32,029)      (42,069)
  Net realized gains, Class A                       --    (7,665,272)
  Net realized gains, Class B                       --    (2,960,138)
  Net realized gains, Class C                       --   (28,568,205)
  Net realized gains, Class I                       --      (160,910)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (3,664,341)  (45,533,658)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (3,899,904 and 980,240 shares,
    respectively)                           54,235,662    14,230,772
  Net asset value of shares issued from
    reinvestment of distributions
    (55,896 and 625,401 shares,
    respectively)                              779,774     8,719,828
  Cost of shares repurchased (5,048,205
    and 2,859,688 shares, respectively)    (70,289,405)  (41,487,644)
                                          ------------  ------------
Total                                      (15,273,969)  (18,537,044)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (315,755
    and 1,214,074 shares, respectively)      4,418,635    17,632,149
  Net asset value of shares issued from
    reinvestment of distributions
    (13,192 and 215,090 shares,
    respectively)                              185,344     3,004,893
  Cost of shares repurchased (659,629
    and 931,411 shares, respectively)       (9,214,491)  (13,617,868)
                                          ------------  ------------
Total                                       (4,610,512)    7,019,174
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (318,028
    and 1,700,748 shares, respectively)      4,407,418    24,316,042
  Net asset value of shares issued from
    reinvestment of distributions
    (134,540 and 2,145,927 shares,
    respectively)                            1,859,330    29,524,085
  Cost of shares repurchased (4,770,580
    and 7,126,846 shares, respectively)    (65,663,239) (102,491,448)
                                          ------------  ------------
Total                                      (59,396,491)  (48,651,321)
                                          ------------  ------------
CLASS I
  Proceeds from sales of shares (47,085
    and 20,802 shares, respectively)           656,941       298,135
  Net asset value of shares issued from
    reinvestment of distributions
    (2,272 and 14,394 shares,
    respectively)                               32,029       202,973
  Cost of shares repurchased (3,043 and
    8,200 shares, respectively)                (42,559)     (120,305)
                                          ------------  ------------
Total                                          646,411       380,803
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (78,634,561)  (59,788,388)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS    (81,354,770)  (61,922,855)
NET ASSETS
  Beginning of period                      524,836,840   586,759,695
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $4,440,746 AND $2,710,988,
    RESPECTIVELY]                         $443,482,070  $524,836,840
                                          ============  ============

                       See Notes to Financial Statements                      57

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS A
                                                    --------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                  YEAR ENDED DECEMBER 31
                                                      6/30/00         --------------------------------------
                                                    (UNAUDITED)         1999           1998           1997
Net asset value, beginning of period                  $ 14.04         $  14.18       $  12.72       $  12.75
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.19(4)          0.31(4)        0.38(5)        0.13(5)
  Net realized and unrealized gain (loss)               (0.10)            0.91           1.50           1.83
                                                      -------         --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                   0.09             1.22           1.88           1.96
                                                      -------         --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.14)           (0.25)         (0.38)            --
  Dividends from net realized gains                        --            (1.11)         (0.04)         (1.99)
                                                      -------         --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.14)           (1.36)         (0.42)         (1.99)
                                                      -------         --------       --------       --------
Change in net asset value                               (0.05)           (0.14)          1.46          (0.03)
                                                      -------         --------       --------       --------
NET ASSET VALUE, END OF PERIOD                        $ 13.99         $  14.04       $  14.18       $  12.72
                                                      =======         ========       ========       ========
Total return(1)                                          0.67%(3)         8.81%         14.87%         15.47%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $87,620         $103,267       $122,085       $110,908

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     1.53%(2)         1.51%          1.51%          1.59%
  Net investment income                                  2.83%(2)         2.13%          2.77%(5)       2.40%(5)
Portfolio turnover                                         56%(3)           50%            62%           168%

                                                       CLASS A
                                               -----------------------

                                               YEAR ENDED DECEMBER 31
                                               -----------------------
                                                 1996           1995
Net asset value, beginning of period           $  12.48       $  11.76
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     0.35(5)        0.47(5)
  Net realized and unrealized gain (loss)          0.86           1.40
                                               --------       --------
      TOTAL FROM INVESTMENT OPERATIONS             1.21           1.87
                                               --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.45)         (0.75)
  Dividends from net realized gains               (0.49)         (0.40)
                                               --------       --------
      TOTAL DISTRIBUTIONS                         (0.94)         (1.15)
                                               --------       --------
Change in net asset value                          0.27           0.72
                                               --------       --------
NET ASSET VALUE, END OF PERIOD                 $  12.75       $  12.48
                                               ========       ========
Total return(1)                                    9.80%         16.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $114,837       $141,110
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               1.64%          1.59%
  Net investment income                            2.64%(5)       3.69%(5)
Portfolio turnover                                  187%           239%

                                                                                   CLASS B
                                                    ---------------------------------------------------------------------
                                                    SIX MONTHS                                                    FROM
                                                       ENDED                YEAR ENDED DECEMBER 31              INCEPTION
                                                      6/30/00         -----------------------------------       4/8/96 TO
                                                    (UNAUDITED)        1999          1998          1997         12/31/96
Net asset value, beginning of period                  $ 14.15         $ 14.28       $ 12.79       $ 12.90        $ 12.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.15(4)         0.21(4)       0.26(5)       0.04(5)        0.13(5)
  Net realized and unrealized gain (loss)               (0.11)           0.91          1.53          1.84           1.00
                                                      -------         -------       -------       -------        -------
      TOTAL FROM INVESTMENT OPERATIONS                   0.04            1.12          1.79          1.88           1.13
                                                      -------         -------       -------       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.11)          (0.14)        (0.26)           --          (0.17)
  Dividends from net realized gains                        --           (1.11)        (0.04)        (1.99)         (0.49)
                                                      -------         -------       -------       -------        -------
      TOTAL DISTRIBUTIONS                               (0.11)          (1.25)        (0.30)        (1.99)         (0.66)
                                                      -------         -------       -------       -------        -------
Change in net asset value                               (0.07)          (0.13)         1.49         (0.11)          0.47
                                                      -------         -------       -------       -------        -------
NET ASSET VALUE, END OF PERIOD                        $ 14.08         $ 14.15       $ 14.28       $ 12.79        $ 12.90
                                                      =======         =======       =======       =======        =======
Total return(1)                                          0.26%(3)        8.03%        14.06%        14.67%          9.11%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $35,078         $39,910       $33,172       $18,117         $6,339

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.23%(2)        2.21%         2.21%         2.29%          2.34%(2)
  Net investment income                                  2.13%(2)        1.44%         2.07%(5)      1.70%(5)       1.94%(2)(5)
Portfolio turnover                                         56%(3)          50%           62%          168%           187%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

58                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                            CLASS C
                                                    --------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED                  YEAR ENDED DECEMBER 31
                                                      6/30/00         --------------------------------------
                                                    (UNAUDITED)         1999           1998           1997
Net asset value, beginning of period                 $  13.92         $  14.07       $  12.63       $  12.76
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                           0.15(4)          0.21(4)        0.29(5)        0.04(5)
  Net realized and unrealized gain (loss)               (0.10)            0.89           1.48           1.82
                                                     --------         --------       --------       --------
      TOTAL FROM INVESTMENT OPERATIONS                   0.05             1.10           1.77           1.86
                                                     --------         --------       --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income                  (0.11)           (0.14)         (0.29)            --
  Dividends from net realized gains                        --            (1.11)         (0.04)         (1.99)
                                                     --------         --------       --------       --------
      TOTAL DISTRIBUTIONS                               (0.11)           (1.25)         (0.33)         (1.99)
                                                     --------         --------       --------       --------
Change in net asset value                               (0.06)           (0.15)          1.44          (0.13)
                                                     --------         --------       --------       --------
NET ASSET VALUE, END OF PERIOD                       $  13.86         $  13.92       $  14.07       $  12.63
                                                     ========         ========       ========       ========
Total return(1)                                          0.34%(3)         8.01%         14.03%         14.67%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                $317,921         $379,445       $429,655       $407,625

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                     2.23%(2)         2.21%          2.21%          2.29%
  Net investment income                                  2.13%(2)         1.43%          2.07%(5)       1.70%(5)
Portfolio turnover                                         56%(3)           50%            62%           168%

                                                       CLASS C
                                               -----------------------

                                               YEAR ENDED DECEMBER 31
                                               -----------------------
                                                 1996           1995
Net asset value, beginning of period           $  12.49       $  11.73
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                     0.27(5)        0.38(5)
  Net realized and unrealized gain (loss)          0.85           1.40
                                               --------       --------
      TOTAL FROM INVESTMENT OPERATIONS             1.12           1.78
                                               --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income            (0.36)         (0.62)
  Dividends from net realized gains               (0.49)         (0.40)
                                               --------       --------
      TOTAL DISTRIBUTIONS                         (0.85)         (1.02)
                                               --------       --------
Change in net asset value                          0.27           0.76
                                               --------       --------
NET ASSET VALUE, END OF PERIOD                 $  12.76       $  12.49
                                               ========       ========
Total return(1)                                    9.03%         15.44%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $426,194       $527,432
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                               2.34%          2.29%
  Net investment income                            1.94%(5)       2.99%(5)
Portfolio turnover                                  187%           239%

                                                                                  CLASS I
                                                    -------------------------------------------------------------------
                                                    SIX MONTHS                                                  FROM
                                                       ENDED               YEAR ENDED DECEMBER 31            INCEPTION
                                                      6/30/00         --------------------------------       11/1/96 TO
                                                    (UNAUDITED)        1999         1998         1997         12/31/96
Net asset value, beginning of period                  $14.18          $14.31       $13.05       $12.99         $13.02
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                          0.23(4)         0.36(4)      0.56(5)      0.09(5)        0.05(5)
  Net realized and unrealized gain (loss)              (0.11)           0.91         1.41         1.96           0.45
                                                      ------          ------       ------       ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                  0.12            1.27         1.97         2.05           0.50
                                                      ------          ------       ------       ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                 (0.16)          (0.29)       (0.67)          --          (0.04)
  Dividends from net realized gains                       --           (1.11)       (0.04)       (1.99)         (0.49)
                                                      ------          ------       ------       ------         ------
      TOTAL DISTRIBUTIONS                              (0.16)          (1.40)       (0.71)       (1.99)         (0.53)
                                                      ------          ------       ------       ------         ------
Change in net asset value                              (0.04)          (0.13)        1.26         0.06          (0.03)
                                                      ------          ------       ------       ------         ------
NET ASSET VALUE, END OF PERIOD                        $14.14          $14.18       $14.31       $13.05         $12.99
                                                      ======          ======       ======       ======         ======
Total return(1)                                         0.85%(3)        9.08%       15.16%       15.88%          3.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                 $2,862          $2,214       $1,848       $2,645         $2,893

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                    1.23%(2)        1.21%        1.21%        1.29%          1.34%(2)
  Net investment income                                 3.18%(2)        2.43%        3.07%(5)     2.70%(5)       2.94%(2)(5)
Portfolio turnover                                        56%(3)          50%          62%         168%           187%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.
(5)  Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      59

PHOENIX-ZWEIG STRATEGY FUND

                          INVESTMENTS AT JUNE 30, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--66.4%
AEROSPACE/DEFENSE--0.9%
Boeing Co. (The)........................        70,000  $  2,926,875

ALUMINUM--0.3%
Alcoa, Inc..............................        36,000     1,044,000

AUTO PARTS & EQUIPMENT--0.0%
Visteon Corp.(b)........................           917        11,113

AUTOMOBILES--0.5%
Ford Motor Co...........................         7,000       301,000
General Motors Corp.....................        21,000     1,219,312
                                                        ------------
                                                           1,520,312
                                                        ------------

BANKS (MAJOR REGIONAL)--2.0%
Firstar Corp............................        82,000     1,727,125
FleetBoston Financial Corp..............        57,000     1,938,000
PNC Financial Services Group............        56,000     2,625,000
                                                        ------------
                                                           6,290,125
                                                        ------------

BANKS (MONEY CENTER)--0.6%
Chase Manhattan Corp. (The).............        27,900     1,285,144
Morgan (J.P.) & Co., Inc................         5,000       550,625
                                                        ------------
                                                           1,835,769
                                                        ------------

BEVERAGES (ALCOHOLIC)--0.3%
Coors (Adolph) Co. Class B..............        14,000       847,000

BEVERAGES (NON-ALCOHOLIC)--1.4%
PepsiCo, Inc............................        97,000     4,310,437
BIOTECHNOLOGY--1.3%
Amgen, Inc.(b)(c).......................        16,400     1,152,100
Biogen, Inc.(b).........................        10,000       645,000
Chiron Corp.(b).........................        46,000     2,185,000
                                                        ------------
                                                           3,982,100
                                                        ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.4%
Comcast Corp. Special Class A(b)........        16,000       648,000

                                               SHARES      VALUE
                                              --------  ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--CONTINUED
Infinity Broadcasting Corp. Class
A(b)....................................        19,000  $    692,312
                                                        ------------
                                                           1,340,312
                                                        ------------

BUILDING MATERIALS--0.1%
USG Corp................................         9,400       285,525

CHEMICALS (DIVERSIFIED)--0.7%
FMC Corp.(b)............................        40,000     2,320,000

COMMUNICATIONS EQUIPMENT--4.1%
ADC Telecommunications, Inc.(b).........        44,000     3,690,500
Lucent Technologies, Inc................        63,000     3,732,750
Motorola, Inc...........................        63,000     1,830,937
QUALCOMM, Inc.(b).......................        29,000     1,740,000
Sycamore Networks, Inc.(b)..............         5,000       551,875
Tellabs, Inc.(b)........................        21,000     1,437,187
                                                        ------------
                                                          12,983,249
                                                        ------------

COMPUTERS (HARDWARE)--3.2%
Compaq Computer Corp....................        57,000     1,457,062
Dell Computer Corp.(b)..................        66,000     3,254,625
International Business Machines Corp....        16,000     1,753,000
Sun Microsystems, Inc.(b)...............        41,000     3,728,437
                                                        ------------
                                                          10,193,124
                                                        ------------

COMPUTERS (NETWORKING)--2.6%
3Com Corp.(b)...........................        46,000     2,650,750
Cisco Systems, Inc.(b)..................        69,000     4,385,812
Network Appliance, Inc. (b).............        17,000     1,368,500
                                                        ------------
                                                           8,405,062
                                                        ------------

COMPUTERS (PERIPHERALS)--2.2%
EMC Corp.(b)............................        56,000     4,308,500
Seagate Technology, Inc.(b).............        48,000     2,640,000
                                                        ------------
                                                           6,948,500
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--4.4%
Adobe Systems, Inc......................        22,000     2,860,000
eBay, Inc.(b)...........................        28,000     1,520,750
Microsoft Corp.(b)......................        53,000     4,240,000

60                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Oracle Corp.(b).........................        34,000  $  2,858,125
Siebel Systems, Inc.(b).................         6,000       981,375
Yahoo!, Inc.(b).........................        13,000     1,610,375
                                                        ------------
                                                          14,070,625
                                                        ------------

CONSUMER FINANCE--1.5%
Household International, Inc............         7,000       290,937
MBNA Corp...............................        74,000     2,007,250
Providian Financial Corp................        29,000     2,610,000
                                                        ------------
                                                           4,908,187
                                                        ------------

DISTRIBUTORS (FOOD & HEALTH)--1.1%
Cardinal Health, Inc....................        48,000     3,552,000
ELECTRIC COMPANIES--0.8%
Edison International....................        41,000       840,500
Entergy Corp............................        32,000       870,000
Public Service Enterprise Group, Inc....        21,000       727,125
                                                        ------------
                                                           2,437,625
                                                        ------------

ELECTRICAL EQUIPMENT--2.5%
Cooper Industries, Inc..................        27,000       879,188
General Electric Co.....................       108,000     5,724,000
Solectron Corp.(b)......................        32,000     1,340,000
                                                        ------------
                                                           7,943,188
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--2.8%
Analog Devices, Inc.(b).................        43,200     3,283,200
Intel Corp..............................        28,000     3,743,250
Texas Instruments, Inc..................        26,000     1,785,875
                                                        ------------
                                                           8,812,325
                                                        ------------
ENTERTAINMENT--0.2%
Walt Disney Co. (The)...................        20,000       776,250

EQUIPMENT (SEMICONDUCTORS)--2.2%
Applied Materials, Inc.(b)..............        42,000     3,806,250
KLA-Tencor Corp.(b).....................        24,000     1,405,500
Teradyne, Inc.(b).......................        26,000     1,911,000
                                                        ------------
                                                           7,122,750
                                                        ------------

FINANCIAL (DIVERSIFIED)--1.8%
Citigroup, Inc..........................        68,010     4,097,603
Fannie Mae..............................        30,000     1,565,625
                                                        ------------
                                                           5,663,228
                                                        ------------

                                               SHARES      VALUE
                                              --------  ------------

FOODS--0.4%
ConAgra, Inc............................        70,000  $  1,334,375

FOOTWEAR--0.3%
NIKE, Inc. Class B......................        21,000       836,063

HEALTH CARE (DIVERSIFIED)--1.3%
Abbott Laboratories.....................        35,000     1,559,688
Johnson & Johnson.......................        24,000     2,445,000
                                                        ------------
                                                           4,004,688
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.9%
Merck & Co., Inc........................        80,000     6,130,000
Pfizer, Inc.............................        49,000     2,352,000
Schering-Plough Corp....................        81,000     4,090,500
                                                        ------------
                                                          12,572,500
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.2%
Tenet Healthcare Corp.(b)...............        28,000       756,000

HEALTH CARE (MANAGED CARE)--0.8%
Aetna, Inc..............................        21,000     1,347,938
UnitedHealth Group, Inc.................        12,000     1,029,000
                                                        ------------
                                                           2,376,938
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Baxter International, Inc...............        12,500       878,906

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.8%
Clorox Co. (The)........................        36,000     1,613,250
Colgate-Palmolive Co....................         9,000       538,875
Kimberly-Clark Corp.....................        38,000     2,180,250
Procter & Gamble Co. (The)..............        23,000     1,316,750
                                                        ------------
                                                           5,649,125
                                                        ------------

HOUSEWARES--0.2%
Tupperware Corp.........................        33,000       726,000

INSURANCE (MULTI-LINE)--0.7%
CIGNA Corp..............................        25,000     2,337,500

INSURANCE (PROPERTY-CASUALTY)--0.2%
MGIC Investment Corp....................        16,000       728,000

INVESTMENT BANKING/BROKERAGE--1.0%
AXA Financial, Inc......................        35,000     1,190,000
Lehman Brothers Holdings, Inc...........        10,000       945,625

                       See Notes to Financial Statements                      61

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
INVESTMENT BANKING/BROKERAGE--CONTINUED
Merrill Lynch & Co., Inc................         9,000  $  1,035,000
                                                        ------------
                                                           3,170,625
                                                        ------------

MACHINERY (DIVERSIFIED)--0.2%
Dover Corp..............................         4,000       162,250
Ingersoll-Rand Co.......................        15,000       603,750
                                                        ------------
                                                             766,000
                                                        ------------

MANUFACTURING (DIVERSIFIED)--1.7%
Eaton Corp..............................        25,000     1,675,000
Tyco International Ltd..................        79,000     3,742,625
                                                        ------------
                                                           5,417,625
                                                        ------------

NATURAL GAS--1.4%
Coastal Corp. (The).....................        52,000     3,165,500
Enron Corp..............................        21,000     1,354,500
                                                        ------------
                                                           4,520,000
                                                        ------------

OIL & GAS (DRILLING & EQUIPMENT)--1.4%
Diamond Offshore Drilling, Inc..........        66,000     2,318,250
Transocean Sedco Forex, Inc.............        41,000     2,190,938
                                                        ------------
                                                           4,509,188
                                                        ------------

OIL (DOMESTIC INTEGRATED)--1.0%
Occidental Petroleum Corp...............        41,000       863,563
USX-Marathon Group......................        90,000     2,255,625
                                                        ------------
                                                           3,119,188
                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--1.2%
Chevron Corp............................        10,000       848,125
Exxon Mobil Corp........................        19,000     1,492,688
Texaco, Inc.............................        27,000     1,437,750
                                                        ------------
                                                           3,778,563
                                                        ------------

PAPER & FOREST PRODUCTS--0.4%
Georgia-Pacific Group...................        51,000     1,338,750

RAILROADS--0.1%
Burlington Northern Santa Fe Corp.......        20,000       458,750

RESTAURANTS--0.2%
Tricon Global Restaurants, Inc.(b)......        22,000       621,500
RETAIL (BUILDING SUPPLIES)--0.9%
Home Depot, Inc. (The)..................        55,000     2,746,563

                                               SHARES      VALUE
                                              --------  ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.6%
Best Buy Co., Inc.(b)...................        32,000  $  2,024,000

RETAIL (GENERAL MERCHANDISE)--1.0%
Wal-Mart Stores, Inc....................        53,000     3,054,125

RETAIL (SPECIALTY-APPAREL)--0.2%
TJX Cos., Inc. (The)....................        41,000       768,750

SERVICES (ADVERTISING/MARKETING)--0.1%
Interpublic Group of Cos., Inc. (The)...        10,000       430,000

SERVICES (DATA PROCESSING)--0.3%
First Data Corp.........................        21,000     1,042,125

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.9%
Sprint Corp. (PCS Group)(b).............        27,000     1,606,500
United States Cellular Corp.(b).........        20,000     1,260,000
                                                        ------------
                                                           2,866,500
                                                        ------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.5%
AT&T Corp...............................        58,000     1,834,250
WorldCom, Inc.(b).......................        67,000     3,073,625
                                                        ------------
                                                           4,907,875
                                                        ------------

TELEPHONE--3.7%
Bell Atlantic Corp......................        30,000     1,524,375
BellSouth Corp..........................        74,000     3,154,250
SBC Communications, Inc.................        89,000     3,849,250
U S West, Inc...........................        40,000     3,430,000
                                                        ------------
                                                          11,957,875
                                                        ------------

TOBACCO--0.6%
Philip Morris Cos., Inc.................        72,000     1,912,500
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $194,252,103)                           212,140,278
- --------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.2%

GOLD & PRECIOUS METALS MINING--0.2%
Barrick Gold Corp. (Canada).............        35,000       636,562
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $637,602)                                   636,562
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--66.6%
(IDENTIFIED COST $194,889,705)                           212,776,840
- --------------------------------------------------------------------

62                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--34.1%

U.S. GOVERNMENT SECURITIES--0.5%
U.S. Treasury Bill 5.51%, 8/17/00(c)....      $    500  $    496,403
U.S. Treasury Bill 5.61%, 9/21/00.......         1,000       987,466
                                                        ------------
                                                           1,483,869
                                                        ------------
FEDERAL AGENCY SECURITIES--12.3%
Freddie Mac Discount Note 6.41%,
7/18/00.................................        15,000    14,954,596
Freddie Mac Discount Note 6.42%,
7/18/00.................................        14,518    14,473,986
Freddie Mac Discount Note 6.425%,
8/15/00.................................        10,000     9,919,688
                                                        ------------
                                                          39,348,270
                                                        ------------

REPURCHASE AGREEMENT--21.3%
Morgan Stanley & Co., Inc. repurchase
agreement, 6.72%, dated 6/30/00 due
7/3/00, repurchase price $38,190,375,
collateralized by Fannie Mae Bonds 5.50%
to 7%, 4/1/12 to 6/1/29, market value
$39,200,112.............................        38,169    38,169,000
                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
REPURCHASE AGREEMENT--CONTINUED

Prudential Securities, Inc. repurchase
agreement, 6.80%, dated 6/30/00 due
7/3/00, repurchase price $30,017,000
collateralized by U.S. Treasury Bond
7.50%, 11/15/16 and FHLB Discount Note
6.61%, 7/7/00, market value
$30,600,906.............................      $ 30,000  $ 30,000,000
                                                        ------------
                                                          68,169,000
                                                        ------------
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $109,000,894)                           109,001,139
- --------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $303,890,599)                          321,777,979(a)
Cash and receivables, less liabilities--(0.7%)           (2,244,208)
                                                       ------------
NET ASSETS--100.0%                                     $319,533,771
                                                       ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $29,518,659 and gross depreciation of $12,548,418 for federal income tax purposes. At June 30, 2000, the aggregate cost of securities for federal income tax purposes was $304,807,738.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements                      63

Phoenix-Zweig Strategy Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value, exclusive of repurchase
  agreements (Identified cost $235,721,599)                   $  253,608,979
Repurchase agreements, at value
  (Identified cost $68,169,000)                                   68,169,000
Receivables
  Dividends and interest                                             212,274
  Fund shares sold                                                    18,234
Prepaid expenses                                                       6,202
                                                              --------------
      Total assets                                               322,014,689
                                                              --------------
LIABILITIES
Payables
  Custodian                                                          248,704
  Fund shares repurchased                                          1,509,418
  Investment advisory fee                                            202,911
  Transfer agent fee                                                 175,030
  Distribution fee                                                   173,680
  Financial agent fee                                                 11,312
  Trustees' fee                                                        4,051
Accrued expenses                                                     155,812
                                                              --------------
    Total liabilities                                              2,480,918
                                                              --------------
NET ASSETS                                                    $  319,533,771
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  283,791,124
Undistributed net investment income                                1,351,620
Accumulated net realized gain                                     16,503,647
Net unrealized appreciation                                       17,887,380
                                                              --------------
NET ASSETS                                                    $  319,533,771
                                                              ==============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $162,122,115)               14,781,053
Net asset value price per share                                       $10.97
Offering price per share $10.97/(1-5.75%)                             $11.64
CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $33,206,518)                 3,002,750
Net asset value and offering price per share                          $11.06
CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $122,633,296)               11,117,117
Net asset value and offering price per share                          $11.03
CLASS I
Shares of beneficial interest outstanding, $0.10 par value,
  unlimited authorization (Net Assets $1,571,842)                    141,217
Net asset value and offering price per share                          $11.13

                            STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $    4,924,680
Dividends                                                          1,186,823
Foreign taxes withheld                                                (1,702)
                                                              --------------
    Total investment income                                        6,109,801
                                                              --------------
EXPENSES
Investment advisory fee                                            1,385,476
Distribution fee, Class A                                            275,819
Distribution fee, Class B                                            193,386
Distribution fee, Class C                                            726,831
Financial agent fee                                                   70,686
Transfer agent                                                       367,510
Printing                                                             100,305
Custodian                                                             58,564
Professional                                                          31,202
Registration                                                          19,871
Trustees                                                               9,476
Miscellaneous                                                         15,722
                                                              --------------
    Total expenses                                                 3,254,848
                                                              --------------
NET INVESTMENT INCOME                                              2,854,953
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    6,069,377
Net realized gain on futures contracts                               576,164
Net change in unrealized appreciation (depreciation) on
  investments                                                    (15,735,967)
                                                              --------------
NET LOSS ON INVESTMENTS                                           (9,090,426)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   (6,235,473)
                                                              ==============

64                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                              Ended
                                             6/30/00      Year Ended
                                           (Unaudited)     12/31/99
                                          -------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $   2,854,953  $   7,561,097
  Net realized gain (loss)                    6,645,541     89,738,680
  Net change in unrealized appreciation
    (depreciation)                          (15,735,967)   (87,912,801)
                                          -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (6,235,473)     9,386,976
                                          -------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A             (1,998,000)    (5,530,836)
  Net investment income, Class B               (314,378)      (750,758)
  Net investment income, Class C             (1,149,753)    (2,960,713)
  Net investment income, Class I                (20,800)       (38,103)
  Net realized gains, Class A                  (808,013)   (56,259,519)
  Net realized gains, Class B                  (166,428)   (12,108,686)
  Net realized gains, Class C                  (613,946)   (47,943,073)
  Net realized gains, Class I                    (7,627)      (369,679)
                                          -------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS            (5,078,945)  (125,961,367)
                                          -------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (61,321
    and 22,172,492 shares, respectively)        675,132    328,411,814
  Net asset value of shares issued from
    reinvestment of distributions
    (206,367 and 5,016,929 shares,
    respectively)                             2,265,901     56,137,856
  Cost of shares repurchased (5,353,610
    and 34,971,145 shares, respectively)    (58,724,742)  (514,202,909)
                                          -------------  -------------
Total                                       (55,783,709)  (129,653,239)
                                          -------------  -------------
CLASS B
  Proceeds from sales of shares (57,290
    and 135,743 shares, respectively)           633,433      1,978,122
  Net asset value of shares issued from
    reinvestment of distributions
    (34,821 and 1,053,995 shares,
    respectively)                               385,473     11,808,517
  Cost of shares repurchased (1,284,703
    and 2,534,806 shares, respectively)     (14,155,294)   (36,739,583)
                                          -------------  -------------
Total                                       (13,136,388)   (22,952,944)
                                          -------------  -------------
CLASS C
  Proceeds from sales of shares (116,154
    and 347,368 shares, respectively)         1,279,754      5,067,332
  Net asset value of shares issued from
    reinvestment of distributions
    (122,313 and 4,190,253 shares,
    respectively)                             1,350,331     46,828,670
  Cost of shares repurchased (5,475,719
    and 16,696,607 shares, respectively)    (60,221,094)  (242,708,801)
                                          -------------  -------------
Total                                       (57,591,009)  (190,812,799)
                                          -------------  -------------
CLASS I
  Proceeds from sales of shares (0 and
    13,384 shares, respectively)                     --        195,000
  Net asset value of shares issued from
    reinvestment of distributions
    (2,551 and 35,899 shares,
    respectively)                                28,427        407,769
  Cost of shares repurchased (0 and
    4,761 shares, respectively)                      --        (72,123)
                                          -------------  -------------
Total                                            28,427        530,646
                                          -------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (126,482,679)  (342,888,336)
                                          -------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS    (137,797,097)  (459,462,727)
NET ASSETS
  Beginning of period                       457,330,868    916,793,595
                                          -------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS)
    OF $1,351,620 AND $1,979,598,
    RESPECTIVELY]                         $ 319,533,771  $ 457,330,868
                                          =============  =============

                       See Notes to Financial Statements                      65

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS A
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------
                                         (UNAUDITED)           1999             1998             1997
Net asset value, beginning of
  period                                  $  11.24           $  14.80         $  15.77         $  15.01
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.10(4)            0.22(4)          0.17             0.20
  Net realized and unrealized
    gain (loss)                              (0.17)              0.07            (0.48)            2.49
                                          --------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.07)              0.29            (0.31)            2.69
                                          --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.14)             (0.28)           (0.18)           (0.19)
  Dividends from net realized
    gains                                    (0.06)             (3.57)           (0.48)           (1.74)
                                          --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                    (0.20)             (3.85)           (0.66)           (1.93)
                                          --------           --------         --------         --------
Change in net asset value                    (0.27)             (3.56)           (0.97)            0.76
                                          --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $  10.97           $  11.24         $  14.80         $  15.77
                                          ========           ========         ========         ========
Total return(1)                              (0.79)%(3)          2.63%          (1.88)%           18.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $162,122           $223,269         $409,065         $565,721

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.42%(2)           1.28%           1.24%             1.24%
  Net investment income                       1.89%(2)           1.54%           0.97%             1.20%
Portfolio turnover                             105%(3)            141%            116%              126%

                                           CLASS A
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  14.51         $  12.36
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.20             0.27
  Net realized and unrealized
    gain (loss)                       1.68             2.80
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.88             3.07
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.20)           (0.37)
  Dividends from net realized
    gains                            (1.18)           (0.55)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (1.38)           (0.92)
                                  --------         --------
Change in net asset value             0.50             2.15
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.01         $  14.51
                                  ========         ========
Total return(1)                      13.00%           25.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $581,149         $558,286
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.28%            1.27%
  Net investment income               1.27%            1.92%
Portfolio turnover                     181%              95%

                                                                            CLASS B
                                         -----------------------------------------------------------------------------
                                         SIX MONTHS                                                            FROM
                                            ENDED                    YEAR ENDED DECEMBER 31                  INCEPTION
                                           6/30/00           ---------------------------------------         4/8/96 TO
                                         (UNAUDITED)          1999            1998            1997           12/31/96
Net asset value, beginning of
  period                                   $ 11.34           $ 14.90         $ 15.86         $ 15.07          $ 15.12
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.07(4)           0.12(4)         0.05            0.07             0.06
  Net realized and unrealized
    gain (loss)                              (0.19)             0.07           (0.48)           2.53             1.13
                                           -------           -------         -------         -------          -------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.12)             0.19           (0.43)           2.60             1.19
                                           -------           -------         -------         -------          -------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.10)            (0.18)          (0.05)          (0.07)           (0.06)
  Dividends from net realized
    gains                                    (0.06)            (3.57)          (0.48)          (1.74)           (1.18)
                                           -------           -------         -------         -------          -------
      TOTAL DISTRIBUTIONS                    (0.16)            (3.75)          (0.53)          (1.81)           (1.24)
                                           -------           -------         -------         -------          -------
Change in net asset value                    (0.28)            (3.56)          (0.96)           0.79            (0.05)
                                           -------           -------         -------         -------          -------
NET ASSET VALUE, END OF PERIOD             $ 11.06           $ 11.34         $ 14.90         $ 15.86          $ 15.07
                                           =======           =======         =======         =======          =======
Total return(1)                              (1.16)%(3)         1.91%         (2.61)%          17.33%            7.88%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $33,207           $47,557         $82,531         $76,820          $42,317

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.11%(2)          1.98%          1.94%            1.94%            1.98%(2)
  Net investment income                       1.19%(2)          0.84%          0.27%            0.50%            0.57%(2)
Portfolio turnover                             105%(3)           141%           116%             126%             181%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

66                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                    CLASS C
                                         --------------------------------------------------------------
                                         SIX MONTHS
                                            ENDED                      YEAR ENDED DECEMBER 31
                                           6/30/00           ------------------------------------------
                                         (UNAUDITED)           1999             1998             1997
Net asset value, beginning of
  period                                  $  11.31           $  14.86         $  15.81         $  15.04
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)                0.07(4)            0.12(4)          0.05             0.07
  Net realized and unrealized
    gain (loss)                              (0.19)              0.07            (0.48)            2.52
                                          --------           --------         --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                           (0.12)              0.19            (0.43)            2.59
                                          --------           --------         --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                   (0.10)             (0.17)           (0.04)           (0.08)
  Dividends from net realized
    gains                                    (0.06)             (3.57)           (0.48)           (1.74)
                                          --------           --------         --------         --------
      TOTAL DISTRIBUTIONS                    (0.16)             (3.74)           (0.52)           (1.82)
                                          --------           --------         --------         --------
Change in net asset value                    (0.28)             (3.55)           (0.95)            0.77
                                          --------           --------         --------         --------
NET ASSET VALUE, END OF PERIOD            $  11.03           $  11.31         $  14.86         $  15.81
                                          ========           ========         ========         ========
Total return(1)                              (1.17)%(3)          1.94%          (2.64)%           17.30%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $122,633           $184,924         $423,791         $591,512

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.11%(2)           1.98%           1.94%             1.94%
  Net investment income                       1.19%(2)           0.81%           0.27%             0.50%
Portfolio turnover                             105%(3)            141%            116%              126%

                                           CLASS C
                                  -------------------------

                                   YEAR ENDED DECEMBER 31
                                  -------------------------
                                    1996             1995
Net asset value, beginning of
  period                          $  14.56         $  12.35
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)        0.11             0.16
  Net realized and unrealized
    gain (loss)                       1.66             2.82
                                  --------         --------
      TOTAL FROM INVESTMENT
        OPERATIONS                    1.77             2.98
                                  --------         --------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                           (0.11)           (0.22)
  Dividends from net realized
    gains                            (1.18)           (0.55)
                                  --------         --------
      TOTAL DISTRIBUTIONS            (1.29)           (0.77)
                                  --------         --------
Change in net asset value             0.48             2.21
                                  --------         --------
NET ASSET VALUE, END OF PERIOD    $  15.04         $  14.56
                                  ========         ========
Total return(1)                      12.19%           24.26%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                     $621,334         $530,300
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                  1.98%            1.97%
  Net investment income               0.57%            1.22%
Portfolio turnover                     181%              95%

                                                                           CLASS I
                                         ---------------------------------------------------------------------------
                                         SIX MONTHS                                                          FROM
                                            ENDED                   YEAR ENDED DECEMBER 31                INCEPTION
                                           6/30/00           ------------------------------------         11/1/96 TO
                                         (UNAUDITED)          1999           1998           1997           12/31/96
Net asset value, beginning of
  period                                   $11.40            $14.94         $15.87         $15.07           $15.42
INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income (loss)               0.12(4)           0.28(4)        0.17           0.23             0.04
  Net realized and unrealized
    gain (loss)                             (0.18)             0.06          (0.45)          2.54             0.83
                                           ------            ------         ------         ------           ------
      TOTAL FROM INVESTMENT
        OPERATIONS                          (0.06)             0.34          (0.28)          2.77             0.87
                                           ------            ------         ------         ------           ------
LESS DISTRIBUTIONS
  Dividends from net investment
    income                                  (0.15)            (0.31)         (0.17)         (0.23)           (0.04)
  Dividends from net realized
    gains                                   (0.06)            (3.57)         (0.48)         (1.74)           (1.18)
                                           ------            ------         ------         ------           ------
      TOTAL DISTRIBUTIONS                   (0.21)            (3.88)         (0.65)         (1.97)           (1.22)
                                           ------            ------         ------         ------           ------
Change in net asset value                   (0.27)            (3.54)         (0.93)          0.80            (0.35)
                                           ------            ------         ------         ------           ------
NET ASSET VALUE, END OF PERIOD             $11.13            $11.40         $14.94         $15.87           $15.07
                                           ======            ======         ======         ======           ======
Total return(1)                             (0.66)%(3)         2.96%        (1.66)%         18.52%            5.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                              $1,572            $1,581         $1,407         $1,070             $903

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                         1.13%(2)          0.96%         0.94%           0.94%            0.98%(2)
  Net investment income                      2.19%(2)          1.92%         1.27%           1.50%            1.57%(2)
Portfolio turnover                            105%(3)           141%          116%            126%             181%

(1)  Maximum sales charge is not reflected in total return calculation.
(2)  Annualized.
(3)  Not annualized.
(4)  Computed using average shares outstanding.

                       See Notes to Financial Statements                      67

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix Zweig Trust ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Funds are offered for sale: Appreciation Fund, Foreign Equity Fund, Government Cash Fund, Government Fund, Growth & Income Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government and Government Cash Funds) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government and Government Cash Funds focus on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Growth & Income Fund, in addition to seeking capital appreciation, strives to provide income as a secondary objective. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.

  The Trust offers Class A, Class B, Class C and Class I shares on each Fund (with the exception of Foreign Equity Fund, for which Class I shares have been closed) and one additional class of shares, Class M on Government Cash Fund. Effective April 3, 2000, certain Class A shares are sold with a front-end sales charge of up to 5.75% for all funds except Government Fund which is sold with a front-end sales charge of up to 4.75%. Prior to that date, the maximum sales charge for those certain Class A shares except Government Fund was 5.50%. Certain Class A shares, except Government Cash Fund may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.
Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

  The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. The Trust does not amortize premiums except for the Government Cash Fund but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Foreign Equity Fund and Managed Assets may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Fund (other than Government Cash Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. ORGANIZATION EXPENSE:

  Organization expenses are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

J. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

K. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. BORROWINGS

  The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix/ Zweig Advisers LLC (formerly Zweig/Glaser Advisers LLC prior to May 1, 2000), a wholly-owned subsidiary of Phoenix Investments Partners, Ltd., is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund.......................   1.00%
Foreign Equity Fund.....................   1.00%
Government Cash Fund....................   0.50%
Government Fund.........................   0.60%
Growth & Income Fund....................   0.75%
Managed Assets..........................   1.00%
Strategy Fund...........................   0.75%

  The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions and extraordinary expenses) exceed 0.65% of the average daily net assets for Class A and Class C shares, 1.35% of the average daily net assets for Class B shares, 0.35% of the average daily net assets for Class I shares and 0.41% of the average daily net assets for Class M shares through April 30, 2001.

  Zweig Consulting LLC serves as the Investment Subadviser for all Funds except Government Cash Fund.

  PEPCO an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $4,518 for Class A shares and deferred sales charges of $1,896 for Class A shares, $660,899 for Class B shares and $23,767 for Class C shares for the six months ended June 30, 2000. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Fund and Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. The Government Fund pays PEPCO a distribution fee at an annual rate of 0.75% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares. The distributor has advised the Trust that of the total amount expensed for the six months ended June 30, 2000, $1,305,245 was retained by the Distributor and $2,789,127 was paid out to unaffiliated participants and $3,430 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves Financial Agent of the Trust, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each
Fund:

                                          1st $50   $50-200    $200+
                                          Million   Million   Million
                                          --------  --------  -------
All funds except Government Cash Fund...    0.07%     0.06%    0.01%

                                          1st $100  $100-500   $500+
                                          Million   Million   Million
                                          --------  --------  -------
Government Cash Fund....................    0.01%     0.04%    0.01%

  PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended June 30, 2000, transfer agent fees were $992,070 of which PEPCO retained $250,030 which is net of fees paid to State Street.

  At June 30, 2000 PHL and its affiliates held shares of the Trust which aggregated the following:

                                                        Aggregate
                                                        Net Asset
                                            Shares        Value
                                          -----------  -----------
Government Cash Fund....................  61,860,128   $61,860,128

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2000 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the six months ended June 30, 2000 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                           Purchases       Sales
                                          ------------  ------------
Appreciation Fund.......................  $136,443,667  $156,502,969
Foreign Equity Fund.....................        98,033     1,293,693
Growth & Income Fund....................    15,396,737    16,146,481
Managed Assets..........................    72,842,201   122,575,890
Strategy Fund...........................   220,780,066   257,674,465

  Purchases and sales of U.S. Government and agency securities during the six months ended June 30, 2000 aggregated the following:

                                           Purchases       Sales
                                          ------------  -----------
Government Fund.........................  $ 37,045,308  $25,748,088
Managed Assets..........................   102,260,281   59,044,047

  At June 30, 2000, the Growth & Income Fund had entered into futures contracts as follows:

                                                     Value of
                                           Number    Contracts   Market        Net
                                             of        When     Value of    Unrealized
Description                               Contracts   Opened    Contracts  Appreciation
- -----------                               ---------  ---------  ---------  ------------
Standard & Poor's 500 Index.............       (1)   $(368,125) $(367,025)    $1,100

4. FORWARD CURRENCY CONTRACTS

  As of June 30, 2000, Foreign Equity Fund had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                                               Net
                                                                                            Unrealized
                                                                                           Appreciation
Contracts to Deliver                      In Exchange For  Settlement Date     Value      (Depreciation)
- --------------------                      ---------------  ---------------  ------------  --------------
DKK  (1,200,000)........................  US$    (154,839)       9/20/00    $   (154,508)    $    331
NOK  (1,200,000)........................  US$    (139,373)       9/20/00        (140,213)        (840)
JPY (115,000,000).......................  US$  (1,104,707)       9/20/00      (1,102,489)       2,218
SEK  (2,000,000)........................  US$    (233,100)       9/20/00        (229,376)       3,724
CHF   (280,000).........................  US$    (173,590)       9/20/00        (173,394)         196
GBP   (260,000).........................  US$    (396,776)       9/20/00        (394,395)       2,381
                                                                                             --------
                                                                                             $  8,010
                                                                                             ========

  As of June 30, 2000, Managed Assets had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                                          Net
                                                                                       Unrealized
                                                           Settlement                 Appreciation
Contracts to Deliver                      In Exchange For     Date        Value      (Depreciation)
- --------------------                      ---------------  ----------  ------------  --------------
JPY (2,700,000,000).....................  US$ (25,936,599)   9/20/00   $(25,884,512)    $ 52,087
SEK  (90,000,000).......................  US$ (10,489,510)   9/20/00    (10,321,929)     167,581
GBP  (11,200,000).......................  US$ (17,091,873)   9/20/00    (16,989,260)     102,613
                                                                                        --------
                                                                                        $322,281
                                                                                        ========

DKK=Danish Krone              CHF=Swiss Franc
NOK=Norwegian Krone           GBP=British Pound
JPY=Japanese Yen              US=U.S. Dollar
SEK=Swedish Krona

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

6. OTHER

  As of June 30, 2000, the Government Cash Fund had 1 shareholder who individually owned more than 10% of shares outstanding which represents 45.8% of total net assets. This shareholder is not affiliated with PHL or PXP. In addition, affiliate holdings are presented in the table located within Note 2.

7. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

Expiration Date                           Government  Government
October 31,                               Cash Fund      Fund
- -----------                               ----------  ----------
2001....................................         --   $7,227,155
2003....................................   $106,250    1,010,121
2004....................................        306           --
2007....................................         --      334,701
                                           --------   ----------
                                           $106,556   $8,571,977
                                           ========   ==========

  This report is not authorized for distribution to prospective investors in the Phoenix-Zweig Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

Phoenix-Zweig Appreciation Fund


                        INVESTMENTS AT DECEMBER 31, 1999

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--54.0%
AEROSPACE/DEFENSE--0.1%
Newport News Shipbuilding, Inc..........        10,000  $    275,000

AGRICULTURAL PRODUCTS--0.0%
Cadiz, Inc.(b)..........................        12,600       119,700
AIR FREIGHT--0.0%
Amtran, Inc.(b).........................         4,200        81,375
AIRLINES--0.4%
AirTran Holdings, Inc.(b)...............           500         2,266
America West Holdings Corp. Class
B(b)....................................        51,100     1,060,325
                                                        ------------
                                                           1,062,591
                                                        ------------

AUTO PARTS & EQUIPMENT--0.3%
American Axle & Manufacturing Holdings,
Inc.(b).................................         2,100        25,462
Arvin Industries, Inc...................        10,500       297,937
Dura Automotive Systems, Inc.(b)........        21,200       369,675
Superior Industries International,
Inc.....................................         5,100       136,744
                                                        ------------
                                                             829,818
                                                        ------------

BANKS (REGIONAL)--1.1%
BSB Bancorp, Inc........................         5,600       107,800
Cathay Bancorp, Inc.....................         2,800       114,800
City National Corp......................        58,100     1,913,669
Greater Bay Bancorp.....................         1,900        81,462
Imperial Bancorp(b).....................        11,300       272,612
                                                        ------------
                                                           2,490,343
                                                        ------------

BEVERAGES (ALCOHOLIC)--0.4%
Canandaigua Brands, Inc. Class A(b).....        16,900       861,900
                                               SHARES      VALUE
                                              --------  ------------

BIOTECHNOLOGY--0.2%
BioCryst Pharmaceuticals, Inc.(b).......        11,200  $    330,400
Bio-Technology General Corp.(b).........         1,100        16,775
Cerus Corp.(b)..........................         2,500        66,250
Liposome Co., Inc. (The)(b).............        14,400       175,725
                                                        ------------
                                                             589,150
                                                        ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.3%
Ascent Entertainment Group, Inc.(b).....        47,100       597,581

BUILDING MATERIALS--0.6%
Dal-Tile International, Inc.(b).........         3,900        39,487
Elcor Corp..............................        13,550       408,194
Johns Manville Corp.....................        30,100       421,400
NCI Buildings Systems, Inc.(b)..........        27,800       514,300
Simpson Manufacturing Co., Inc.(b)......         2,900       126,875
                                                        ------------
                                                           1,510,256
                                                        ------------

CHEMICALS--0.0%
Airgas, Inc.(b).........................         9,900        94,050

CHEMICALS (SPECIALTY)--0.0%
Valhi, Inc..............................           800         8,400

COMMUNICATIONS EQUIPMENT--1.9%
ADTRAN, Inc.(b).........................        29,500     1,517,406
Cable Design Technologies Corp.(b)......        12,800       294,400
California Amplifier, Inc.(b)...........         2,900        76,306
Carrier Access Corp.(b).................         6,300       424,069
CommScope, Inc.(b)......................        23,200       935,250
Ditech Communications Corp.(b)..........         2,800       261,800
Harmonic, Inc.(b).......................         4,500       427,219
Polycom, Inc.(b)........................         2,600       165,587

                       See Notes to Financial Statements                       7

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
COMMUNICATIONS EQUIPMENT--CONTINUED
Terayon Communication Systems,
Inc.(b).................................         4,900  $    307,781
                                                        ------------
                                                           4,409,818
                                                        ------------

COMPUTERS (HARDWARE)--0.3%
Ancor Communications, Inc.(b)...........         4,400       298,650
Copper Mountain Networks, Inc.(b).......         4,600       224,250
Cybex Computer Products Corp.(b)........         6,500       263,250
                                                        ------------
                                                             786,150
                                                        ------------

COMPUTERS (PERIPHERALS)--1.2%
Advanced Digital Information Corp.(b)...         4,500       218,812
Xircom, Inc.(b).........................        35,400     2,655,000
                                                        ------------
                                                           2,873,812
                                                        ------------
COMPUTERS (SOFTWARE & SERVICES)--5.9%
Acclaim Entertainment, Inc.(b)..........        13,400        68,675
Actuate Corp.(b)........................         4,900       210,087
Ardent Software, Inc.(b)................         3,300       128,700
BARRA, Inc.(b)..........................         6,500       206,375
Banyan Systems, Inc.(b).................         2,000        40,000
Corel Corp.(b)..........................        17,500       264,687
Dendrite International, Inc.(b).........        11,000       372,625
FileNet Corp.(b)........................        62,800     1,601,400
Hyperion Solutions Corp.(b).............         8,600       374,100
ISS Group, Inc.(b)......................         9,500       675,687
Indus International, Inc.(b)............         2,800        34,125
Informix Corp.(b).......................        34,200       389,025
Inprise Corp.(b)........................         6,700        74,119
Latitude Communications, Inc.(b)........           200         5,225
Marimba, Inc.(b)........................           900        41,456
Mercury Computer Systems, Inc.(b).......        27,600       966,000
Mission Critical Software, Inc.(b)......         5,200       364,000
Novadigm, Inc.(b).......................           200         4,150
ONYX Software Corp.(b)..................         1,000        37,000
Pegasystems, Inc.(b)....................         5,300        59,625
Pharmacopeia, Inc.(b)...................         1,000        22,625
Progress Software Corp.(b)..............        38,600     2,190,550
Sagent Technology, Inc.(b)..............         2,900        86,819
SalesLogix Corp.(b).....................         2,100        86,231
Santa Cruz Operation, Inc. (The)(b).....        33,500     1,017,562
Sybase, Inc.(b).........................        37,200       632,400
Symantec Corp.(b).......................        44,200     2,591,225
THQ, Inc.(b)............................        25,150       583,166
Unify Corp.(b)..........................         6,200       169,725
Verity, Inc. (b)........................         4,900       208,556
WebTrends Corp.(b)......................         3,600       291,600
                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
internet.com Corp.(b)...................         5,600  $    292,600
                                                        ------------
                                                          14,090,120
                                                        ------------

CONSTRUCTION (CEMENT & AGGREGATES)--1.2%
Centex Construction Products, Inc.......        44,944     1,752,816
Texas Industries, Inc...................        23,200       987,450
                                                        ------------
                                                           2,740,266
                                                        ------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.1%
Fossil, Inc.(b).........................        14,150       327,219

CONSUMER FINANCE--0.5%
AmeriCredit Corp.(b)....................        28,900       534,650
PMI Group, Inc. (The)...................        13,000       634,562
                                                        ------------
                                                           1,169,212
                                                        ------------

CONTAINERS & PACKAGING (PAPER)--0.2%
Mail-Well, Inc.(b)......................        29,800       402,300

DISTRIBUTORS (FOOD & HEALTH)--0.5%
Andrx Corp.(b)..........................         4,800       203,100
PSS World Medical, Inc.(b)..............        15,900       150,056
Patterson Dental Co.(b).................         6,200       264,275
U.S. Foodservice(b).....................        32,500       544,375
                                                        ------------
                                                           1,161,806
                                                        ------------

ELECTRIC COMPANIES--0.3%
CMP Group, Inc..........................        22,300       614,644

ELECTRICAL EQUIPMENT--1.6%
C&D Technologies, Inc...................        17,700       752,250
C-COR.net Corp.(b)......................         3,200       245,200
Genlyte Group, Inc. (The)(b)............        17,000       363,375
Juno Lighting, Inc.(b)..................        22,726       235,782
Sensormatic Electronics Corp.(b)........        89,300     1,557,169
Three-Five Systems, Inc.(b).............        10,000       410,000
Vishay Intertechnology, Inc.(b).........        10,000       316,250
                                                        ------------
                                                           3,880,026
                                                        ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.5%
Audiovox Corp.(b).......................        37,800     1,148,175

ELECTRONICS (INSTRUMENTATION)--0.5%
Alpha Industries, Inc.(b)...............        15,000       859,687
Cytyc Corp.(b)..........................         5,000       305,312

8                      See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRONICS (INSTRUMENTATION)--CONTINUED
LTX Corp.(b)............................         5,600  $    125,300
                                                        ------------
                                                           1,290,299
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--1.3%
Actel Corp.(b)..........................         5,200       124,800
Alliance Semiconductor Corp.(b).........         5,100        85,106
Cirrus Logic, Inc.(b)...................        28,800       383,400
International Rectifier Corp.(b)........        21,100       548,600
NVIDIA Corp.(b).........................        11,300       530,394
Semtech Corp.(b)........................        21,500     1,120,687
TranSwitch Corp.(b).....................         5,100       370,069
                                                        ------------
                                                           3,163,056
                                                        ------------

ENGINEERING & CONSTRUCTION--0.1%
Dycom Industries, Inc.(b)...............         6,400       282,000
EQUIPMENT (SEMICONDUCTOR)--0.5%
Applied Science and Technology,
Inc.(b).................................         3,900       129,614
Cymer, Inc.(b)..........................         7,000       322,000
Helix Technology Corp.(b)...............         4,000       179,250
Ibis Technology Corp.(b)................         5,500       272,937
Ultratech Stepper, Inc.(b)..............        14,200       228,975
                                                        ------------
                                                           1,132,776
                                                        ------------

FINANCIAL (DIVERSIFIED)--1.2%
Doral Financial Corp....................        82,400     1,014,550
Financial Federal Corp.(b)..............        11,000       250,937
Financial Security Assurance Holdings
Ltd.....................................        24,200     1,261,425
First Sierra Financial, Inc.(b).........           100         1,712
Koger Equity............................        18,500       312,187
Medical Assurance, Inc.(b)..............            26           551
                                                        ------------
                                                           2,841,362
                                                        ------------

FOODS--1.0%
Del Monte Foods Co.(b)..................        11,200       137,900
Hain Food Group, Inc. (The)(b)..........        19,800       443,025
IBP, Inc................................        19,100       343,800
International Home Foods, Inc.(b).......        13,100       227,612
McCormick & Co., Inc....................        35,500     1,056,125
Smithfield Foods, Inc.(b)...............        10,300       247,200
                                                        ------------
                                                           2,455,662
                                                        ------------

FOOTWEAR--0.1%
Timberland Co. (The) Class A(b).........         5,300       280,237
                                               SHARES      VALUE
                                              --------  ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.8%
Argosy Gaming Co.(b)....................        16,900  $    263,006
Aztar Corp.(b)..........................        49,500       538,312
Boyd Gaming Corp.(b)....................        45,500       264,469
Hollywood Park, Inc.(b).................        24,200       542,987
Intrawest Corp..........................         1,200        20,775
Isle of Capri Casinos, Inc.(b)..........        13,200       174,075
                                                        ------------
                                                           1,803,624
                                                        ------------

GOLD & PRECIOUS METALS MINING--0.2%
Homestake Mining Co.....................        60,000       468,750

HEALTH CARE (DIVERSIFIED)--0.1%
IVAX Corp.(b)...........................         6,000       154,500

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.0%
Amylin Pharmaceuticals, Inc.(b).........         3,000        25,031
Noven Pharmaceuticals, Inc.(b)..........         4,300        77,937
                                                        ------------
                                                             102,968
                                                        ------------

HEALTH CARE (GENERIC AND OTHER)--0.2%
Alpharma, Inc. Class A..................        11,300       347,475
Dura Pharmaceuticals, Inc.(b)...........        12,400       172,825
                                                        ------------
                                                             520,300
                                                        ------------

HEALTH CARE (HOSPITAL MANAGEMENT)--0.1%
LifePoint Hospitals, Inc.(b)............         7,400        87,412
Triad Hospitals, Inc.(b)................         5,400        81,675
                                                        ------------
                                                             169,087
                                                        ------------

HEALTH CARE (MANAGED CARE)--0.5%
Express Scripts, Inc. Class A(b)........         6,000       384,000
Foundation Health Systems, Inc. Class
A(b)....................................         3,100        30,806
Humana, Inc.(b).........................        16,400       134,275
Mid Atlantic Medical Services,
Inc.(b).................................        75,300       625,931
                                                        ------------
                                                           1,175,012
                                                        ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.4%
ArthroCare Corp.(b).....................         6,900       420,900
Laser Vision Centers, Inc.(b)...........        40,900       432,006
                                                        ------------
                                                             852,906
                                                        ------------

HEALTH CARE (SPECIALIZED SERVICES)--0.4%
AmeriPath, Inc.(b)......................         9,000        73,687
Apria Healthcare Group, Inc.(b).........         8,600       154,262
Hooper Holmes, Inc......................        16,100       414,575
Laboratory Corporation of America
Holdings(b).............................        24,800        91,450

                       See Notes to Financial Statements                       9

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (SPECIALIZED SERVICES)--CONTINUED
Orthodontic Centers of America, Inc.
(b).....................................        14,000  $    167,125
                                                        ------------
                                                             901,099
                                                        ------------
HOMEBUILDING--1.2%
Cadillac Fairview Corp.(b)..............        22,000       506,000
Castle & Cooke, Inc.(b).................         4,600        58,362
Del Webb Corp.(b).......................         3,400        84,787
Fairfield Communities, Inc.(b)..........        40,900       439,675
Horton (D.R.), Inc......................        14,300       197,519
LNR Property Corp.......................        13,600       270,300
NVR, Inc.(b)............................         5,200       248,300
Pulte Corp..............................        13,100       294,750
Standard Pacific Corp...................        25,200       277,200
Toll Brothers, Inc.(b)..................         7,500       139,687
Trendwest Resorts, Inc.(b)..............        13,200       297,000
                                                        ------------
                                                           2,813,580
                                                        ------------

HOUSEHOLD FURNISHINGS & APPLIANCES--1.1%
Ethan Allen Interiors, Inc..............        46,800     1,500,525
Furniture Brands International,
Inc.(b).................................        13,500       297,000
La-Z-Boy, Inc...........................         9,800       164,762
U.S. Industries, Inc....................        52,100       729,400
                                                        ------------
                                                           2,691,687
                                                        ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.1%
Church & Dwight Co., Inc................         5,000       133,437
HOUSEWARES--0.1%
Oneida Ltd..............................         6,600       143,550

INSURANCE (LIFE/HEALTH)--0.5%
MONY Group, Inc. (The)..................        43,900     1,281,331
National Western Life Insurance Co.
Class A(b)..............................           200        13,725
                                                        ------------
                                                           1,295,056
                                                        ------------

INSURANCE (PROPERTY-CASUALTY)--0.9%
Radian Group, Inc.......................        36,382     1,737,241
White Mountain Insurance Group, Inc.....         3,400       409,700
                                                        ------------
                                                           2,146,941
                                                        ------------

INVESTMENT MANAGEMENT--0.5%
Affiliated Managers Group, Inc.(b)......        27,000     1,091,813
Eaton Vance Corp........................         4,300       163,400
                                                        ------------
                                                           1,255,213
                                                        ------------
                                               SHARES      VALUE
                                              --------  ------------

IRON & STEEL--0.3%
Commercial Metals Co....................        12,500  $    424,219
Quanex Corp.............................        10,200       260,100
Worthington Industries, Inc.............         1,600        26,500
                                                        ------------
                                                             710,819
                                                        ------------

LEISURE TIME (PRODUCTS)--1.0%
Bally Total Fitness Holding Corp.(b)....         4,600       122,763
Brunswick Corp..........................        13,000       289,250
Callaway Golf Co........................        23,700       419,194
Handleman Co.(b)........................        41,000       548,375
JAKKS Pacific, Inc.(b)..................        12,700       237,331
Monaco Coach Corp.(b)...................        10,825       276,714
Score Board, Inc. (The)(b)..............           786             0
Thor Industries, Inc....................         4,500       136,969
Winnebago Industries, Inc...............        19,200       385,200
                                                        ------------
                                                           2,415,796
                                                        ------------

LODGING-HOTELS--0.0%
Extended Stay America, Inc.(b)..........         7,300        55,663

MACHINERY (DIVERSIFIED)--0.6%
Detroit Diesel Corp.....................        14,100       270,544
Manitowoc Co., Inc. (The)...............        17,925       609,450
Mestek, Inc.(b).........................           100         2,025
Moog, Inc. Class A(b)...................         7,300       197,100
Terex Corp.(b)..........................         8,400       233,100
                                                        ------------
                                                           1,312,219
                                                        ------------

MANUFACTURING (DIVERSIFIED)--1.2%
AMCOL International Corp................        16,100       259,613
Graco, Inc..............................         3,900       139,913
National Service Industries, Inc........        42,200     1,244,900
Scott Technologies, Inc. (b)............         2,000        37,750
Spartech Corp...........................        30,900       996,525
United Dominion Industries Ltd..........         1,900        37,881
WMS Industries, Inc.(b).................        13,300       174,563
                                                        ------------
                                                           2,891,145
                                                        ------------

MANUFACTURING (SPECIALIZED)--2.0%
Astec Industries, Inc.(b)...............        16,500       310,406
Brady Corp. Class A.....................         1,500        50,906
Briggs & Stratton Corp..................         7,600       407,550
CTS Corp................................        17,900     1,349,213
Cognex Corp.(b).........................           200         7,800
Donaldson Co., Inc......................        35,700       859,031
Insituform Technolgies, Inc.(b).........         9,600       271,200

10                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
MANUFACTURING (SPECIALIZED)--CONTINUED
Reliance Steel & Aluminum Co............        27,500  $    644,531
Specialty Equipment Cos., Inc.(b).......         5,900       141,231
United Stationers, Inc.(b)..............        27,400       782,613
                                                        ------------
                                                           4,824,481
                                                        ------------
METAL FABRICATORS--0.1%
Mueller Industries, Inc.(b).............         7,800       282,750

METALS MINING--0.2%
Curtiss-Wright Corp.....................         1,500        55,313
Freeport-McMoRan Copper & Gold,
Inc.(b).................................        14,500       306,313
                                                        ------------
                                                             361,626
                                                        ------------

NATURAL GAS--0.1%
Equitable Resources, Inc................         2,900        96,788
Southwest Gas Corp......................         5,500       126,500
                                                        ------------
                                                             223,288
                                                        ------------

OIL & GAS (DRILLING & EQUIPMENT)--0.0%
Atwood Oceanics, Inc.(b)................         3,000       115,875

OIL & GAS (EXPLORATION & PRODUCTION)--2.1%
Cross Timbers Oil Co....................        12,600       114,188
EOG Resources, Inc.(b)..................        13,800       242,363
Mitchell Energy & Development Corp.
Class B.................................           700        15,094
Murphy Oil Corp.........................        42,400     2,432,700
Noble Affiliates, Inc...................        16,700       358,006
Ocean Energy, Inc.(b)...................        47,700       369,675
Pioneer Natural Resources Co.(b)........        77,100       689,081
Pogo Producing Co.......................         9,900       202,950
Santa Fe Snyder Corp.(b)................        60,000       480,000
Vintage Petroleum, Inc.(b)..............        14,300       172,494
                                                        ------------
                                                           5,076,551
                                                        ------------

PAPER & FOREST PRODUCTS--1.0%
Nortek, Inc.(b).........................        27,990       783,720
Potlatch Corp...........................        33,100     1,477,088
                                                        ------------
                                                           2,260,808
                                                        ------------
PERSONAL CARE--0.1%
NBTY, Inc.(b)...........................         9,700       112,156
Perrigo Co.(b)..........................        16,000       128,000
                                                        ------------
                                                             240,156
                                                        ------------
PHOTOGRAPHY/IMAGING--1.4%
IKON Office Solutions, Inc..............        61,700       420,331
                                               SHARES      VALUE
                                              --------  ------------
PHOTOGRAPHY/IMAGING--CONTINUED
In Focus Systems, Inc.(b)...............         8,200  $    190,138
Lason, Inc.(b)..........................         6,100        67,100
Pinnacle Systems, Inc.(b)...............        20,000       813,750
Zebra Technologies Corp. Class A(b).....        30,500     1,784,250
                                                        ------------
                                                           3,275,569
                                                        ------------

POWER PRODUCERS (INDEPENDENT)--0.3%
Calpine Corp.(b)........................        10,600       678,400

PUBLISHING--0.0%
Wiley (John) & Sons, Inc. Class A.......         3,300        55,275

RAILROADS--0.1%
Florida East Coast Industries, Inc......           500        20,875
GATX Corp...............................         7,300       246,375
Westinghouse Air Brake Co...............         3,138        55,700
                                                        ------------
                                                             322,950
                                                        ------------

REITS--1.3%
Bedford Property Investors, Inc.........        49,600       846,300
Camden Property Trust...................        12,600       344,925
CarrAmerica Realty Corp.................         7,300       154,213
Essex Property Trust, Inc...............         4,400       149,600
Glenborough Realty Trust, Inc...........         5,700        76,238
Glimcher Realty Trust...................        31,000       399,125
Home Properties of New York, Inc........        22,700       622,831
Liberty Property Trust..................         5,900       143,075
Pacific Gulf Properties, Inc............         6,600       133,650
Parkway Properties, Inc.................         7,500       216,094
                                                        ------------
                                                           3,086,051
                                                        ------------

RESTAURANTS--1.7%
Brinker International, Inc.(b)..........        23,100       554,400
Buffets, Inc.(b)........................        80,800       808,000
CEC Entertainment, Inc.(b)..............        14,550       412,856
Cheesecake Factory, Inc. (The)(b).......         4,700       164,500
Jack in the Box, Inc.(b)................        70,300     1,454,331
Papa John's International, Inc..........        12,200       317,963
Ruby Tuesday, Inc.......................        21,400       389,213
                                                        ------------
                                                           4,101,263
                                                        ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.2%
InterTAN, Inc.(b).......................        13,400       350,075
REX Stores Corp.(b).....................         5,600       196,000
                                                        ------------
                                                             546,075
                                                        ------------

                       See Notes to Financial Statements                      11

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (DEPARTMENT STORES)--0.2%
Harcourt General, Inc...................         9,600  $    386,400

RETAIL (DISCOUNTERS)--0.3%
Dress Barn, Inc. (The)(b)...............         1,400        23,275
Ross Stores, Inc........................        12,100       217,044
Value City Department Stores, Inc.(b)...        24,400       369,050
                                                        ------------
                                                             609,369
                                                        ------------

RETAIL (DRUG STORES)--0.0%
Caremark Rx, Inc.(b)....................        19,500        98,719

RETAIL (FOOD CHAINS)--0.1%
Delhaize America, Inc...................        12,100       245,781

RETAIL (HOME SHOPPING)--0.8%
Insight Enterprises, Inc.(b)............        37,000     1,503,125
Micro Warehouse, Inc.(b)................         8,600       159,100
ValuVision International, Inc.(b).......         2,500       143,281
                                                        ------------
                                                           1,805,506
                                                        ------------

RETAIL (SPECIALTY)--1.6%
barnesandnoble.com, Inc.(b).............         5,100        72,356
Barnes & Noble, Inc.(b).................        11,400       235,125
Borders Group, Inc.(b)..................        11,200       179,900
Group 1 Automotive, Inc.(b).............        29,900       416,731
Linens 'n Things, Inc.(b)...............         5,400       159,975
Michaels Stores, Inc.(b)................         9,900       282,150
O'Reilly Automotive, Inc.(b)............         4,000        86,000
PETCO Animal Supplies, Inc.(b)..........         1,000        14,875
Sunglass Hut International, Inc.(b).....        58,000       652,500
Tuesday Morning Corp.(b)................         6,100       112,469
Zale Corp.(b)...........................        31,400     1,518,975
                                                        ------------
                                                           3,731,056
                                                        ------------

RETAIL (SPECIALTY-APPAREL)--1.2%
American Eagle Outfitters, Inc.(b)......        13,000       585,000
AnnTaylor Stores Corp.(b)...............        22,100       761,069
Cato Corp. (The) Class A................        32,200       406,525
Charming Shoppes, Inc.(b)...............        20,900       138,463
Factory 2-U Stores, Inc.(b).............         5,200       147,550
Pacific Sunwear of California,
Inc.(b).................................        14,500       466,719
Talbots, Inc. (The).....................         8,400       374,850
                                                        ------------
                                                           2,880,176
                                                        ------------
SAVINGS & LOAN COMPANIES--1.4%
Downey Financial Corp...................        32,600       658,113
Harbor Florida Bancshares, Inc..........        24,700       319,556
                                               SHARES      VALUE
                                              --------  ------------
SAVINGS & LOAN COMPANIES--CONTINUED
PFF Bancorp, Inc........................         8,300  $    160,813
Republic Security Financial Corp........       104,500       747,828
Roslyn Bancorp, Inc.....................        69,135     1,278,998
Telebanc Financial Corp.(b).............         4,000       104,000
                                                        ------------
                                                           3,269,308
                                                        ------------

SERVICES (ADVERTISING/MARKETING)--0.1%
Acxiom Corp.(b).........................         6,400       153,600

SERVICES (COMMERCIAL & CONSUMER)--1.9%
AMERCO(b)...............................        15,600       390,000
Braun Consulting, Inc.(b)...............         5,000       357,500
Copart, Inc.(b).........................        19,600       852,600
Dollar Thrifty Automotive Group,
Inc.(b).................................        26,700       639,131
ITT Educational Services, Inc.(b).......        17,200       265,525
Modem Media.Poppe Tyson, Inc.(b)........         1,300        91,488
NCO Group, Inc.(b)......................        23,800       716,975
Profit Recovery Group International,
Inc. (The)(b)...........................        34,600       919,063
Regis Corp..............................           100         1,888
Rent-A-Center, Inc.(b)..................         2,000        39,625
SITEL Corp.(b)..........................        18,200       127,400
                                                        ------------
                                                           4,401,195
                                                        ------------

SERVICES (DATA PROCESSING)--0.0%
MedQuist, Inc.(b).......................         3,000        77,438

SERVICES (EMPLOYMENT)--0.1%
Interim Services, Inc.(b)...............         6,500       160,875

SHIPPING--0.2%
Alexander & Baldwin, Inc................        23,000       524,688

SPECIALTY PRINTING--0.2%
Topps Co., Inc. (The)(b)................        37,800       392,175

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.4%
Powerwave Technologies, Inc.(b).........        11,600       677,150
Price Communications Corp.(b)...........         6,000       166,875
                                                        ------------
                                                             844,025
                                                        ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
IDT Corp.(b)............................        15,300       288,788
NorthEast Optic Network, Inc.(b)........         1,800       112,613
TALK.com, Inc.(b).......................        18,100       321,275
                                                        ------------
                                                             722,676
                                                        ------------

TEXTILES (APPAREL)--0.4%
Guess?, Inc.(b).........................         5,200       113,100

12                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                                               SHARES      VALUE
                                              --------  ------------
TEXTILES (APPAREL)--CONTINUED
OshKosh B' Gosh, Inc. Class A...........        34,400  $    724,550
                                                        ------------
                                                             837,650
                                                        ------------
TEXTILES (HOME FURNISHINGS)--0.1%
Shaw Industries, Inc....................         9,300       143,569

TEXTILES (SPECIALTY)--0.1%
Polymer Group, Inc......................        13,900       253,675

TOBACCO--0.1%
Brooke Group Ltd........................        15,400       230,038

TRUCKERS--1.4%
American Freightways Corp.(b)...........        23,300       377,169
Landstar System, Inc.(b)................        16,900       723,531
M.S. Carriers, Inc.(b)..................        10,500       250,688
Roadway Express, Inc....................         7,000       151,375
Rollins Truck Leasing Corp..............        10,200       121,763
USFreightways Corp......................        25,200     1,206,450
Yellow Corp.............................        24,800       416,950
                                                        ------------
                                                           3,247,926
                                                        ------------
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $107,631,577)                           128,049,419
- --------------------------------------------------------------------
FOREIGN COMMON STOCKS--2.9%
AUTO PARTS & EQUIPMENT--0.0%
Desc S.A. de C.V. Sponsored ADR
(Mexico)(b).............................         4,200        70,350

CHEMICALS (SPECIALTY)--0.2%
NOVA Chemicals Corp. (Canada)...........        20,700       399,769

CONSTRUCTION (CEMENT & AGGREGATES)--0.2%
Boral Ltd. Sponsored ADR (Australia)....        47,900       574,800

ELECTRONICS (INSTRUMENTATION)--1.0%
Orbotech Ltd. (Israel)(b)...............        29,950     2,321,125

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.4%
Shire Pharmaceuticals Group PLC ADR
(United Kingdom)(b).....................        30,341       883,682

INSURANCE (LIFE/HEALTH)--0.1%
London Pacific Group Ltd. Sponsored ADR
(United Kingdom)........................         5,700       205,200

MACHINERY (DIVERSIFIED)--0.3%
Scitex Corp Ltd. (Israel)(b)............        41,000       597,062
                                               SHARES      VALUE
                                              --------  ------------

PAPER & FOREST PRODUCTS--0.3%
Domtar, Inc. (Canada)...................        23,400  $    274,950
Maderas y Sinteticos SA (Masisa)
Sponsored ADR (Chile)...................        27,100       348,913
                                                        ------------
                                                             623,863
                                                        ------------

SHIPPING--0.1%
Bouygues Offshore S.A. ADR (France).....        17,000       312,375

SPECIALTY PRINTING--0.0%
Quebecor Printing, Inc. (Canada)........         3,801        84,572

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
PT Indosat (Persero) Tbk ADR
(Indonesia).............................        30,600       661,725
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,495,220)                               6,734,523
- --------------------------------------------------------------------

RIGHTS--0.0%

SAVINGS & LOAN COMPANIES--0.0%
Coast Federal Litigation Contingent
Payments Rights Trust(b)................        14,900        22,350
- --------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $208,600)                                    22,350
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--56.9%
(IDENTIFIED COST $112,335,397)                           134,806,292
- --------------------------------------------------------------------

                                      PAR
                                     VALUE
                                     (000)
                                    -------
SHORT-TERM OBLIGATIONS--43.9%

U.S. GOVERNMENT SECURITIES--0.4%
U.S. Treasury Bill 5.06%,
3/2/00(c).....................      $ 1,000                991,691

FEDERAL AGENCY SECURITIES--27.3%
Fannie Mae Discount Note
5.68%, 1/18/00................       10,000              9,973,178
Fannie Mae Discount Note
5.58%, 1/20/00................        5,000              4,985,275
Fannie Mae Discount Note
5.59%, 1/27/00................       10,000              9,959,628
Fannie Mae Discount Note
5.77%, 1/27/00................        5,000              4,979,164
FMC Discount Note 5.70%,
1/31/00.......................        5,000              4,976,250
FHLB Discount Corp. 5.75%,
2/9/00........................       10,000              9,937,708
FMC Discount Note 5.60%,
2/11/00.......................       10,000              9,936,222
Fannie Mae Discount Note
5.67%, 2/24/00................       10,000              9,911,084
                                             ---------------------
                                                        64,658,509
                                             ---------------------

                       See Notes to Financial Statements                      13

Phoenix-Zweig Appreciation Fund

                                      PAR
                                     VALUE
                                     (000)           VALUE
                                    -------  ---------------------
REPURCHASE AGREEMENTS--16.2%
Morgan Stanley & Co., Inc.
repurchase agreement, 2.75%,
dated 12/31/99 due 1/3/00,
repurchase price $20,485,694
collateralized by Fannie Mae
Bonds 5.50% to 8.50%, 5/1/11
to 12/1/29, market value
$20,993,347...................      $20,481  $          20,481,000
                                      PAR
                                     VALUE
                                     (000)           VALUE
                                    -------  ---------------------
REPURCHASE AGREEMENTS--CONTINUED
Prudential Securities, Inc.
repurchase agreement, 2.60%,
dated 12/31/99 due 1/3/00,
repurchase price $18,003,900
collateralized by Fannie Mae
Discount Note 5.86%, 3/23/00
market value $18,360,020......       18,000             18,000,000
                                             ---------------------
                                                        38,481,000
                                             ---------------------
- ------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $104,130,936)                         104,131,200
- ------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $216,466,333)                         238,937,492(a)
Cash and receivables, less
liabilities--(0.8%)                                     (1,885,812)
                                             ---------------------
NET ASSETS--100.0%                           $         237,051,680
                                             =====================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $26,426,824 and gross depreciation of $4,796,623 for federal income tax purposes. At December 31,1999, the aggregate cost of securities for federal income tax purposes was $217,307,291.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

14
                       See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value,
  exclusive of repurchase
  agreements
  (Identified cost $177,985,333)     $200,456,492
Repurchase agreements, at value
  (Identified cost $38,481,000)        38,481,000
Cash                                       11,549
Receivables
  Fund shares sold                        363,096
  Dividends and interest                   98,463
Prepaid expenses                            7,561
                                     ------------
    Total assets                      239,418,161
                                     ------------
LIABILITIES
Payables
  Fund shares repurchased               1,703,698
  Transfer agent fee                      225,916
  Investment advisory fee                 199,688
  Distribution fee                        124,301
  Financial agent fee                      33,930
  Trustees' fee                             3,200
Accrued expenses                           75,748
                                     ------------
    Total liabilities                   2,366,481
                                     ------------
NET ASSETS                           $237,051,680
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $205,454,798
Distributions in excess of net
  investment income                      (708,952)
Accumulated net realized gain           9,834,675
Net unrealized appreciation            22,471,159
                                     ------------
NET ASSETS                           $237,051,680
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $126,460,927)                 10,545,389
Net asset value per share                  $11.99
Offering price per share
  $11.99/(1-5.50%)                         $12.69
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $19,522,768)                   1,654,127
Net asset value and offering price
  per share                                $11.80
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $89,164,541)                   7,562,163
Net asset value and offering price
  per share                                $11.79
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $1,903,444)                      155,939
Net asset value and offering price
  per share                                $12.21

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Interest                              $  5,626,090
Dividends                                2,059,368
Foreign taxes withheld                      (2,973)
                                      ------------
    Total investment income              7,682,485
                                      ------------
EXPENSES
Investment advisory fee                  3,318,029
Distribution fee, Class A                  504,822
Distribution fee, Class B                  243,229
Distribution fee, Class C                1,373,134
Financial agent fee                        138,207
Transfer agent                             530,771
Custodian                                   99,649
Printing                                    53,422
Registration                                37,948
Professional                                27,552
Trustees                                    14,632
Miscellaneous                               22,765
                                      ------------
    Total expenses                       6,364,160
                                      ------------
NET INVESTMENT INCOME                    1,318,325
                                      ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities         53,786,857
Net realized gain on futures
  contracts                              1,113,424
Net change in unrealized
  appreciation (depreciation) on
  investments                          (72,157,266)
                                      ------------
NET LOSS ON INVESTMENTS                (17,256,985)
                                      ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $(15,938,660)
                                      ============

                       See Notes to Financial Statements                      15

Phoenix-Zweig Appreciation Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended      Year Ended
                                                                  12/31/99        12/31/98
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $  1,318,325    $     34,872
  Net realized gain (loss)                                        54,900,281      41,928,274
  Net change in unrealized appreciation (depreciation)           (72,157,266)    (54,599,852)
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   (15,938,660)    (12,636,706)
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                  (1,252,803)     (1,073,836)
  Net investment income, Class B                                     (38,607)             --
  Net investment income, Class C                                          --              --
  Net investment income, Class I                                     (25,815)        (15,628)
  Net realized gains, Class A                                    (30,871,238)    (23,624,306)
  Net realized gains, Class B                                     (4,964,628)     (2,982,360)
  Net realized gains, Class C                                    (22,920,388)    (20,467,218)
  Net realized gains, Class I                                       (435,073)       (161,535)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (60,508,552)    (48,324,883)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (14,810,527 shares and
    5,803,260 shares, respectively)                              227,104,026     101,998,217
  Net asset value of shares issued from reinvestment of
    distributions
    (2,400,385 shares and 1,350,165 shares, respectively)         28,239,979      21,160,618
  Cost of shares repurchased (21,524,481 shares and
    8,374,990 shares, respectively)                             (330,355,225)   (146,963,985)
                                                                ------------    ------------
Total                                                            (75,011,220)    (23,805,150)
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (129,606 shares and 787,653
    shares, respectively)                                          1,900,795      14,584,402
  Net asset value of shares issued from reinvestment of
    distributions
    (402,657 shares and 163,583 shares, respectively)              4,626,397       2,520,813
  Cost of shares repurchased (774,237 shares and 275,440
    shares, respectively)                                        (11,349,693)     (4,696,506)
                                                                ------------    ------------
Total                                                             (4,822,501)     12,408,709
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (300,852 shares and
    1,399,569 shares, respectively)                                4,006,824      25,224,485
  Net asset value of shares issued from reinvestment of
    distributions
    (1,806,014 shares and 1,027,289 shares, respectively)         20,696,922      15,809,984
  Cost of shares repurchased (7,166,283 shares and 3,540,744
    shares, respectively)                                       (106,799,870)    (60,176,400)
                                                                ------------    ------------
Total                                                            (82,096,124)    (19,141,931)
                                                                ------------    ------------
CLASS I
  Proceeds from sales of shares (19,302 shares and 67,519
    shares, respectively)                                            292,647       1,079,171
  Net asset value of shares issued from reinvestment of
    distributions
    (38,375 shares and 11,146 shares, respectively)                  460,876         177,157
  Cost of shares repurchased (69,729 shares and 58,827
    shares, respectively)                                         (1,143,332)     (1,188,050)
                                                                ------------    ------------
Total                                                               (389,809)         68,278
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS     (162,319,654)    (30,470,094)
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                         (238,766,866)    (91,431,683)
NET ASSETS
  Beginning of period                                            475,818,546     567,250,229
                                                                ------------    ------------
  END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF
    ($708,952) AND ($1,396,124), RESPECTIVELY]                  $237,051,680    $475,818,546
                                                                ============    ============

16                     See Notes to Financial Statements

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------------------
                                                               1999         1998         1997         1996         1995
Net asset value, beginning of period                         $   16.21    $   18.27    $   15.90    $   15.91    $   13.54
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.11(4)      0.07         0.10         0.17         0.16
  Net realized and unrealized gain (loss)                        (0.51)       (0.32)        3.67         2.25         3.05
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                           (0.40)       (0.25)        3.77         2.42         3.21
                                                             ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.12)       (0.07)       (0.09)       (0.17)       (0.33)
  Dividends from net realized gains                              (3.70)       (1.74)       (1.31)       (2.26)       (0.51)
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.82)       (1.81)       (1.40)       (2.43)       (0.84)
                                                             ---------    ---------    ---------    ---------    ---------
Change in net asset value                                        (4.22)       (2.06)        2.37        (0.01)        2.37
                                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.99    $   16.21    $   18.27    $   15.90    $   15.91
                                                             =========    =========    =========    =========    =========
Total return(1)                                                  (1.80)%      (0.97)%      23.83%       15.39%       24.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $126,461     $240,900     $293,809     $275,935     $272,590

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.58%        1.52 %       1.52%        1.62%        1.63%
  Net investment income                                           0.74%        0.34 %       0.61%        1.03%        1.10%
Portfolio turnover                                                  92%         117 %         77%          88%          68%

                                                                                 CLASS B
                                                             ------------------------------------------------
                                                                                                      FROM
                                                                   YEAR ENDED DECEMBER 31           INCEPTION
                                                             -----------------------------------    4/8/96 TO
                                                               1999         1998         1997       12/31/96
Net asset value, beginning of period                         $   16.02    $   18.13    $   15.82    $   16.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.01(4)     (0.06)       (0.02)        0.03
  Net realized and unrealized gain (loss)                        (0.51)       (0.31)        3.64         1.74
                                                             ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                           (0.50)       (0.37)        3.62         1.77
                                                             ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.02)          --           --        (0.03)
  Dividends from net realized gains                              (3.70)       (1.74)       (1.31)       (2.26)
                                                             ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.72)       (1.74)       (1.31)       (2.29)
                                                             ---------    ---------    ---------    ---------
Change in net asset value                                        (4.22)       (2.11)        2.31        (0.52)
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.80    $   16.02    $   18.13    $   15.82
                                                             =========    =========    =========    =========
Total return(1)                                                  (2.45)%      (1.66)%      22.97 %      11.01%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $19,523      $30,370      $22,122       $8,350

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              2.27%        2.22 %       2.22 %       2.32%(2)
  Net investment income                                           0.08%       (0.36)%      (0.09)%       0.33%(2)
Portfolio turnover                                                  92%         117 %         77 %         88%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                       See Notes to Financial Statements                      17

Phoenix-Zweig Appreciation Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS C
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------------------
                                                               1999         1998         1997         1996         1995
Net asset value, beginning of period                         $   15.99    $   18.10    $   15.79    $   15.83    $   13.36
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                      --(4)     (0.07)       (0.02)        0.06         0.06
  Net realized and unrealized gain (loss)                        (0.50)       (0.30)        3.64         2.22         3.03
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                           (0.50)       (0.37)        3.62         2.28         3.09
                                                             ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                              --           --           --        (0.06)       (0.11)
  Dividends from net realized gains                              (3.70)       (1.74)       (1.31)       (2.26)       (0.51)
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.70)       (1.74)       (1.31)       (2.32)       (0.62)
                                                             ---------    ---------    ---------    ---------    ---------
Change in net asset value                                        (4.20)       (2.11)        2.31        (0.04)        2.47
                                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.79    $   15.99    $   18.10    $   15.79    $   15.83
                                                             =========    =========    =========    =========    =========
Total return(1)                                                  (2.49)%      (1.67)%      23.01 %      14.54%       23.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $89,165     $201,789     $248,584     $218,714     $195,204

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              2.28%        2.22 %       2.22 %       2.32%        2.33%
  Net investment income                                           0.02%       (0.36)%      (0.09)%       0.33%        0.40%
Portfolio turnover                                                  92%         117 %         77 %         88%          68%

                                                                                  CLASS I
                                                             -------------------------------------------------
                                                                                                       FROM
                                                                   YEAR ENDED DECEMBER 31           INCEPTION
                                                             -----------------------------------    11/1/96 TO
                                                               1999         1998         1997        12/31/96
Net asset value, beginning of period                         $   16.43    $   18.46    $   16.04    $   17.28
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.17(4)      0.09         0.15         0.04
  Net realized and unrealized gain (loss)                        (0.52)       (0.29)        3.71         1.02
                                                             ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                           (0.35)       (0.20)        3.86         1.06
                                                             ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.17)       (0.09)       (0.13)       (0.04)
  Dividends from net realized gains                              (3.70)       (1.74)       (1.31)       (2.26)
                                                             ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.87)       (1.83)       (1.44)       (2.30)
                                                             ---------    ---------    ---------    ---------
Change in net asset value                                        (4.22)       (2.03)        2.42        (1.24)
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   12.21    $   16.43    $   18.46    $   16.04
                                                             =========    =========    =========    =========
Total return(1)                                                  (1.45)%      (0.67)%      24.17%        6.30%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $1,903       $2,760       $2,735       $2,202

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.27%        1.22 %       1.22%        1.32%(2)
  Net investment income                                           1.14%        0.64 %       0.91%        1.33%(2)
Portfolio turnover                                                  92%         117 %         77%          88%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

18                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund


                        INVESTMENTS AT DECEMBER 31, 1999

                                              SHARES     VALUE
                                              -------  ----------
FOREIGN COMMON STOCKS--73.3%
AUSTRALIA--1.2%
AMP Ltd. (Insurance (Life/Health))......        1,000  $   11,025
Broken Hill Proprietary Co. Ltd.
(Manufacturing (Diversified))...........        1,400      18,397

National Australia Bank Ltd. (Banks
(Major Regional)).......................        1,200      18,370
News Corp. Ltd. (Broadcasting
(Television, Radio & Cable))............        2,800      27,208

Telstra Corp. Ltd. (Telephone)..........        5,100      27,744
                                                       ----------
                                                          102,744
                                                       ----------

CANADA--1.2%
Alcan Aluminum Ltd. (Aluminum)..........          100       4,115
BCE, Inc. (Telephone)...................          100       9,086
Barrick Gold Corp. (Gold & Precious
Metals Mining)..........................          300       5,352
Bombardier, Inc. (Aerospace/Defense)....          700      14,378
Canadian Imperial Bank of Commerce
(Banks (Major Regional))................          200       4,780
Dofasco, Inc. (Iron & Steel)............          200       3,949
Imasco Ltd. (Banks (Money Center))......          300       8,303
Nortel Networks Corp. (Communications
Equipment)..............................          200      20,208
Royal Bank of Canada (Banks (Major
Regional))..............................          400      17,596
Talisman Energy, Inc. (Oil & Gas
(Exploration & Production))(b)..........          300       7,669

Thomson Corp. (The) (Publishing)........          100       2,632
Toronto-Dominion Bank (The) (Banks
(Money Center)).........................          200       5,369
                                                       ----------
                                                          103,437
                                                       ----------
                                              SHARES     VALUE
                                              -------  ----------

DENMARK--2.0%
A/S Dampskibsselskabet Svendborg Class B
(Shipping)..............................            4  $   66,521
Den Danske Bank Group (Banks (Major
Regional))..............................          200      21,903
Novo Nordisk A/S Class B (Health Care
(Drugs-Major Pharmaceuticals))..........          200      26,500

Tele Danmark A/S (Telephone)............          500      37,114
Unidanmark A/S Class A (Banks (Major
Regional))..............................          200      14,061
                                                       ----------
                                                          166,099
                                                       ----------

FINLAND--3.3%
Merita PLC (Banks (Major Regional)).....        1,500       8,838
Nokia Oyj (Communications Equipment)....        1,400     253,802
Outokumpu Oyj (Metals Mining)...........          500       7,075
UPM-Kymmene Oyj (Paper & Forest
Products)...............................          250      10,071
                                                       ----------
                                                          279,786
                                                       ----------

FRANCE--8.5%
Alcatel (Communications Equipment)......          233      53,504
Axa (Insurance (Multi-Line))............          453      63,144
Carrefour SA (Retail (Food Chains)).....          279      51,450
France Telecom SA (Telephone)...........          896     118,486
L'Oreal SA (Household Products
(Non-Durable))..........................          140     112,307
LVMH (Beverages (Alcoholic))............          127      56,881
Schneider Electric SA (Electrical
Equipment)..............................          367      28,812
Simco SA (Financial (Diversified))......          610      49,364
Total Fina SA Class B (Oil & Gas
(Refining & Marketing)).................          609      81,270

Total Fina SA Strip (Oil & Gas (Refining
& Marketing))(b)........................           72           1

                       See Notes to Financial Statements                      21

Phoenix-Zweig Foreign Equity Fund

                                              SHARES     VALUE
                                              -------  ----------
FRANCE--CONTINUED
Vivendi (Manufacturing (Diversified))...        1,144  $  103,293
                                                       ----------
                                                          718,512
                                                       ----------

GERMANY--8.7%
AMB Aachener & Muenchener Beteiligungs
AG (Insurance (Multi-Line)).............          100       6,949
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................          390     130,995

BASF AG (Chemicals (Diversified)).......          675      34,671
Bayer AG (Chemicals (Diversified))......          600      28,402
DaimlerChrysler AG (Automobiles)........        1,198      93,147
Deutsche Bank AG (Banks (Major
Regional))..............................          850      71,782
Deutsche Telekom AG (Telephone).........        3,000     213,617
Metro AG (Retail (Specialty))...........          100       5,378
Schering AG (Health Care (Drugs-Major
Pharmaceuticals)).......................          300      36,257

Siemens AG (Electronics (Component
Distributors))..........................          675      85,862
Veba AG (Manufacturing (Diversified))...          500      24,298
                                                       ----------
                                                          731,358
                                                       ----------

HONG KONG--1.9%
Cable & Wireless HKT Ltd. (Telephone)...        7,000      20,216
Cheung Kong (Holdings) Ltd. (Financial
(Diversified))..........................        1,500      19,055
China Telecom (Hong Kong) Ltd.
(Telecommunications
(Cellular/Wireless))(b).................        5,000      31,260

HSBC Holdings PLC (Financial
(Diversified))..........................        3,000      42,066
Hang Seng Bank Ltd. (Banks (Major
Regional))..............................          800       9,134
Hutchison Whampoa Ltd. (Manufacturing
(Diversified))..........................        2,000      29,073
Sung Hung Kai Properties Ltd. (Financial
(Diversified))..........................        1,000      10,420
                                                       ----------
                                                          161,224
                                                       ----------

ITALY--2.3%
Assicurazioni Generali (Insurance
(Life/Health))..........................        1,000      33,035
Beni Stabili SPA (Financial
(Diversified))(b).......................          500         176
Edison SPA (Electric Companies).........        1,000       8,198
Eni SPA (Oil (Domestic Integrated)).....        5,000      27,495
Fiat SPA (Automobiles)..................          300       8,566
Istituto Nazionale delle Assicurazioni
SPA (Insurance (Life/Health))...........        1,000       2,649

Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))................          700       7,022
                                              SHARES     VALUE
                                              -------  ----------
ITALY--CONTINUED

San Paolo-IMI SPA (Banks (Major
Regional))..............................          500  $    6,793
Telecom Italia Mobile SPA (Telephone)...        6,000      67,016
Telecom Italia SPA (Telephone)..........        1,500      21,150
UniCredito Italiano SPA (Banks (Major
Regional))..............................        2,500      12,287
Unione Immobiliare SPA (Financial
(Diversified))..........................        1,000         463
                                                       ----------
                                                          194,850
                                                       ----------

JAPAN--14.4%
Acom Co., Ltd. (Consumer Finance).......          100       9,797
Bank of Tokyo-Mitsubishi Ltd. (The)
(Banks (Major Regional))................        4,000      55,750

DDI Corp. (Telephone)...................            6      82,216
Dainippon Ink & Chemicals, Inc.
(Chemicals (Specialty)).................        1,000       2,966
East Japan Railway Co. (Railroads)......            6      32,358
Fuji Photo Film Co.
(Photography/Imaging)...................        1,000      36,508
Fujikura Ltd. (Electrical Equipment)....        3,000      11,921
Fujitsu Ltd. (Computers (Hardware)).....        3,000     136,831
Hitachi Credit Corp. (Consumer
Finance)................................          900      18,278
Hitachi Ltd. (Electronics (Component
Distributors))..........................        5,000      80,258
Kansai Electric Power Co., Inc. (The)
(Electric Companies)....................        1,500      26,148

Matsushita Electric Industrial Co., Ltd.
(Electronics (Component
Distributors))..........................        3,000      83,097

Minebea Co., Ltd. (Machinery
(Diversified))..........................        2,000      34,315
Nintendo Co., Ltd. (Leisure Time
(Products)).............................          100      16,619
Nippon Soda Co., Ltd. (Chemicals
(Specialty))............................        3,000       6,049
Nippon Telegraph & Telephone Corp.
(Telephone).............................            7     119,898
Nisshin Flour Milling Co., Ltd.
(Agricultural Products).................        3,000      20,701
Nissho Iwai Corp. (Distributors (Food &
Health))................................       11,000       8,936
Promise Co., Ltd. (Consumer Finance)....          100       5,090
Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........        1,000      20,554

Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................        1,000      12,166
Sharp Corp. (Household Furnishings &
Appliances).............................        1,000      25,595
Sony Corp. (Household Furnishings &
Appliances).............................          100      29,656
Sumitomo Bank Ltd. (The) (Banks (Major
Regional))..............................        4,000      54,771
Sumitomo Marine & Fire Insurance Co.,
Ltd. (The) (Insurance
(Property-Casualty))....................        2,000      12,332

Suzuki Motor Corp. (Automobiles)........        1,000      14,593
Takefuji Corp. (Consumer Finance).......          300      37,555
Toa Corp. (Engineering &
Construction)...........................        8,000      10,884
Tokyo Electric Power Co., Inc. (The)
(Electric Companies)....................        2,200      59,000

22                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                                              SHARES     VALUE
                                              -------  ----------
JAPAN--CONTINUED
Toyota Motor Corp. (Automobiles)........        3,000  $  145,346
                                                       ----------
                                                        1,210,188
                                                       ----------
MALAYSIA--0.8%
Malayan Banking Berhad (Banks (Major
Regional))..............................        8,000      28,421
Malaysia International Shipping Corp.
Berhad (Shipping).......................        9,000      14,802
Sime Darby Berhad (Distributors (Food &
Health))................................       10,000      12,684
Telekom Malaysia Berhad (Telephone).....        2,000       7,737
                                                       ----------
                                                           63,644
                                                       ----------

MEXICO--1.0%
Cifra SA de CV (Retail
(Specialty))(b).........................        4,000       8,021
Grupo Modelo SA de CV (Beverages
(Alcoholic))............................        5,000      13,720
Grupo Televisa SA CPO (Broadcasting
(Television, Radio & Cable))(b).........          600      20,264

Telefonos de Mexico SA Series L
(Telephone).............................        7,000      39,156
                                                       ----------
                                                           81,161
                                                       ----------

NETHERLANDS--5.2%
ABN AMRO Holding NV (Banks (Major
Regional))..............................        2,200      54,950
Aegon NV (Insurance (Life/Health))......          630      60,849
Heineken NV (Beverages (Alcoholic)).....          100       4,877
ING Groep NV (Financial
(Diversified))..........................        1,150      69,424
KPN NV (Telephone)......................          100       9,759
Koninklijke (Royal) Philips Electronics
NV (Electronics (Component
Distributors))..........................          450      61,184
Koninklijke Luchtvaart Maatschappij NV
(Airlines)..............................           75       1,926
Royal Dutch Petroleum Co. (Oil (Domestic
Integrated))............................        2,400     147,084
TNT Post Group NV (Air Freight).........          100       2,865
Unilever NV CVA (Foods).................          300      16,570
Wolters Kluwer NV (Publishing)..........          200       6,768
                                                       ----------
                                                          436,256
                                                       ----------

NEW ZEALAND--1.9%
Brierley Investments Ltd. (Manufacturing
(Diversified))(b).......................       15,000       3,135
Carter Holt Harvey Ltd. (Paper & Forest
Products)...............................       30,000      39,187
Contact Energy Ltd. (Electric
Companies)..............................        5,000       8,752
Fletcher Challenge Building (Engineering
& Construction).........................        4,000       5,894

Fletcher Challenge Energy (Oil & Gas
(Exploration & Production)).............          600       1,567

Fletcher Challenge Paper (Paper & Forest
Products)...............................        6,000       4,201
Independent Newspapers Ltd.
(Publishing)............................        1,000       4,389
                                              SHARES     VALUE
                                              -------  ----------
NEW ZEALAND--CONTINUED
Lion Nathan Ltd. (Beverages
(Alcoholic))............................        6,000  $   13,951
Natural Gas Corporation Holdings Ltd.
(Natural Gas)...........................        5,000       4,702
Telecom Corporation of New Zealand Ltd.
(Telephone).............................       15,000      70,537
                                                       ----------
                                                          156,315
                                                       ----------

NORWAY--1.9%
Christiania Bank Og Kreditkasse (Banks
(Major Regional)).......................        3,400      16,755

Den Norske Bank ASA (Banks (Major
Regional))..............................        5,000      20,523
Norsk Hydro ASA (Chemicals
(Specialty))............................        1,700      71,262
Orkla ASA (Foods).......................        2,300      39,598
Storebrand ASA (Insurance
(Multi-Line))(b)........................        2,000      15,221
                                                       ----------
                                                          163,359
                                                       ----------

SINGAPORE--1.1%
City Developments Ltd. (Financial
(Diversified))..........................        1,000       5,854
Creative Technology Ltd. (Computers
(Peripherals))..........................          500       9,066
DBS Land Ltd. (Financial
(Diversified))..........................        3,000       5,908
Oversea-Chinese Banking Corp. Ltd.
(Banks (Major Regional))................        2,100      19,291

Sembcorp Industries Ltd. (Manufacturing
(Diversified))..........................        2,226       3,034
Shangri-La Hotel Ltd.
(Lodging-Hotels)........................        3,000       5,728
Singapore Airlines Ltd. (Airlines)......        2,000      22,696
Singapore Press Holdings Ltd.
(Publishing (Newspapers))...............          548      11,878

Singapore Telecommunications Ltd.
(Telephone).............................        3,500       7,229
                                                       ----------
                                                           90,684
                                                       ----------

SOUTH AFRICA--1.6%
ABSA Group Ltd. (Banks (Major
Regional))..............................        1,449       6,498
Anglo American Platinum Corp. Ltd. (Gold
& Precious Metals Mining)...............          445      13,520

AngloGold Ltd. (Gold & Precious Metals
Mining).................................          289      14,866
De Beers (Metals Mining)................          687      19,979
Dimension Data Holdings Ltd. (Services
(Data Processing))(b)...................        1,400       8,780

FirstRand Ltd. (Financial
(Diversified))..........................       10,111      14,456
Imperial Holdings Ltd. (Retail
(Specialty))(b).........................          667       7,293
Investec Group Ltd. (Banks (Major
Regional))..............................          169       7,496
Liberty Life Association of Africa Ltd.
(Insurance (Life/ Health))..............          615       7,094

                       See Notes to Financial Statements                      23

Phoenix-Zweig Foreign Equity Fund

                                              SHARES     VALUE
                                              -------  ----------
SOUTH AFRICA--CONTINUED
Nedcor Ltd. (Banks (Major Regional))....          515  $   11,463
Rembrant Group Ltd. (Financial
(Diversified))..........................        1,234      11,749
Sappi Ltd. (Paper & Forest Products)....          457       4,514
Sasol Ltd. (Metals Mining)..............        1,139       9,345
                                                       ----------
                                                          137,053
                                                       ----------

SPAIN--3.0%
Altadis SA (Tobacco)....................          500       7,151
Argentaria, Caja Postal y Banco
Hipotecario de Espana SA (Banks (Major
Regional))..............................          684      16,072
Autopistas, Concesionaria Espanola SA
(Services (Commercial & Consumer))......          500       4,860

Banco Bilbao Vizcaya SA (Banks (Major
Regional))..............................        2,282      32,498
Banco Santander Central Hispano SA
(Banks (Major Regional))................        3,301      37,369

Endesa SA (Electric Companies)..........        1,064      21,121
Iberdrola SA (Electric Companies).......        1,700      23,559
Repsol-YPF SA (Oil & Gas (Refining &
Marketing)).............................        1,254      29,073
Telefonica SA (Telephone)(b)............        3,390      84,673
                                                       ----------
                                                          256,376
                                                       ----------

SWEDEN--3.8%
AGA AB Class A (Chemicals
(Specialty))............................           50         829
AstraZeneca Group PLC (Health Care
(Drugs-Major Pharmaceuticals))..........          500      21,157

Esselte AB Class A (Office Equipment &
Supplies)...............................           50         376
ForeningsSparbanken AB (Banks (Major
Regional))..............................          700      10,284
Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel))....................        1,300      43,547
Sandvik AB Class A (Machinery
(Diversified))..........................          100       3,132
Skandia Forsakrings AB (Insurance
(Life/Health))..........................          600      18,124
Svenska Cellulosa AB Class B (Household
Products (Non-Durable)).................          100       2,962
Svenska Handlesbanken AB Class A (Banks
(Major Regional)).......................          900      11,319
Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment)..............        3,200     205,736
                                                       ----------
                                                          317,466
                                                       ----------
                                              SHARES     VALUE
                                              -------  ----------

SWITZERLAND--2.2%
Adecco SA (Services (Commercial &
Consumer))..............................           10  $    7,787
Credit Suisse Group (Banks (Major
Regional))..............................           50       9,938
Nestle SA (Foods).......................           20      36,639
Novartis AG Registered Shares (Health
Care (Drugs-Major Pharmaceuticals)).....           30      44,049

Roche Holding AG (Health Care
(Drugs-Major Pharmaceuticals))..........            5      59,348

Swiss Re (Insurance
(Property-Casualty))....................           10      20,543
UBS AG (Banks (Major Regional)).........           30       8,101
                                                       ----------
                                                          186,405
                                                       ----------

UNITED KINGDOM--7.3%
BP Amoco PLC (Oil (Domestic
Integrated))............................       11,604     116,681
Barclays PLC (Banks (Major Regional))...        1,186      34,139
British Telecommunications PLC
(Telephone).............................        6,427     157,073
Carillion PLC (Engineering &
Construction)...........................          480         880
Glaxo Wellcome PLC (Health Care
(Drugs-Major Pharmaceuticals))..........        2,715      76,747

HSBC Holdings PLC (Financial
(Diversified))..........................        2,100      29,274
Land Securities PLC (Financial
(Diversified))..........................        1,400      15,694
Lloyds TSB Group PLC (Financial
(Diversified))..........................        5,621      70,322
Marks & Spencer PLC (Retail (Department
Stores))................................        3,900      18,568
Railtrack Group PLC (Railroads).........          200       3,360
ScottishPower PLC (Electric
Companies)..............................          500       3,788
SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........        4,069      51,924

Tarmac PLC (Construction (Cement &
Aggregates))............................          480       4,447
Taylor Woodrow PLC (Engineering &
Construction)...........................        1,100       2,381
Unilever PLC (Foods)....................        2,232      16,422
Wolseley PLC (Distributors (Food &
Health))................................        1,800      13,804
                                                       ----------
                                                          615,504
                                                       ----------
- -----------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,683,284)                            6,172,421
- -----------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--73.3%
(IDENTIFIED COST $4,683,284)                            6,172,421
- -----------------------------------------------------------------

24                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                                                PAR
                                               VALUE
                                               (000)     VALUE
                                              -------  ----------
SHORT-TERM OBLIGATIONS--25.4%

U.S. GOVERNMENT SECURITIES--1.2%
U.S. Treasury Bill 5.02%, 2/3/00(c).....      $   100  $   99,540

FEDERAL AGENCY SECURITIES--9.5%
Fannie Mae Discount Note 5.58%,
1/18/00.................................          800     797,892

REPURCHASE AGREEMENT--14.7%
Morgan Stanley & Co., Inc. repurchase
agreement 2.75%, dated 12/31/99 due
1/3/00, repurchase price $1,242,285
collateralized by Fannie Mae Bonds 5.50%
to 8%, 11/1/01 to 12/1/29, market value
$1,267,430..............................        1,242   1,242,000
- -----------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,139,432)                            2,139,432
- -----------------------------------------------------------------

TOTAL INVESTMENTS--98.7%
(IDENTIFIED COST $6,822,716)                            8,311,853(a)
Cash and receivables, less liabilities--1.3%              112,136
                                                       ----------

NET ASSETS--100.0%                                     $8,423,989
                                                       ==========


(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,677,155 and gross depreciation of $235,675 for federal income tax purposes. At December 31,1999, the aggregate cost of securities for federal income tax purposes was $6,870,373.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                            INDUSTRY DIVERSIFICATION
                       AS A PERCENTAGE OF TOTAL VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Aerospace/Defense.......................       0.2%
Agricultural Products...................       0.3
Air Freight.............................       0.2
Airlines................................       0.4
Aluminum................................       0.1
Automobiles.............................       4.2
Banks (Major Regional)..................      10.3
Banks (Money Center)....................       0.2
Beverages (Alcoholic)...................       1.4
Broadcasting (Television, Radio &
  Cable)................................       0.8
Chemicals (Diversified).................       1.0
Chemicals (Specialty)...................       1.3
Communications Equipment................       8.6
Computers (Hardware)....................       2.2
Computers (Peripherals).................       0.1
Construction (Cement & Aggregates)......       0.1
Consumer Finance........................       1.1
Distributors (Food & Health)............       0.6
Electric Companies......................       2.4
Electrical Equipment....................       0.7
Electronics (Component Distributors)....       5.0
Engineering & Construction..............       0.3
Financial (Diversified).................       5.6
Foods...................................       1.8
Gold & Precious Metals Mining...........       0.5
Health Care (Drugs-Major
  Pharmaceuticals)......................       5.5
Household Furnishings & Appliances......       0.9
Household Products (Non-Durable)........       1.9
Insurance (Life/Health).................       2.2
Insurance (Multi-Line)..................       3.6%
Insurance (Property-Casualty)...........       0.5
Iron & Steel............................       0.1
Leisure Time Products...................       0.3
Lodging-Hotels..........................       0.1
Machinery (Diversified).................       0.6
Manufacturing (Diversified).............       2.9
Metals Mining...........................       0.6
Natural Gas.............................       0.1
Office Equipment & Supplies.............       0.1
Oil (Domestic Integrated)...............       4.7
Oil & Gas (Exploration & Production)....       0.2
Oil & Gas (Refining & Marketing)........       1.8
Paper & Forest Products.................       0.9
Photography/Imaging.....................       0.6
Publishing..............................       0.2
Publishing (Newspapers).................       0.2
Railroads...............................       0.6
Retail (Department Stores)..............       0.3
Retail (Food Chains)....................       0.8
Retail (Specialty)......................       0.3
Retail (Specialty-Apparel)..............       0.7
Services (Commercial & Consumer)........       0.2
Services (Data Processing)..............       0.1
Shipping................................       1.3
Telecommunications
  (Cellular/Wireless)...................       0.5
Telephone...............................      17.7
Tobacco.................................       0.1
                                          --------
                                             100.0%
                                          ========

Phoenix-Zweig Foreign Equity Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value,
  exclusive of repurchase agreement
  (Identified cost $5,580,716)         $7,069,853
Repurchase agreement, at value
  (Identified cost $1,242,000)          1,242,000
Foreign currency at value
  (Identified cost $81,787)                81,747
Cash                                        3,091
Gross unrealized appreciation on
  forward foreign currency contracts       18,038
Receivables
  Fund shares sold                        169,501
  Tax reclaims                              6,047
  Dividends and interest                    2,002
Deferred organization expense              15,520
Prepaid expenses and other assets           3,436
                                       ----------
    Total assets                        8,611,235
                                       ----------
LIABILITIES
Gross unrealized depreciation on
  forward foreign currency contracts       50,615
Payables
  Investment securities purchased          72,329
  Transfer agent fee                       19,246
  Professional fee                         11,874
  Investment advisory fee                   6,585
  Custodian fee                             6,009
  Fund shares repurchased                   5,967
  Distribution fee                          4,524
  Financial agent fee                       1,393
  Trustees' fee                             1,016
Accrued expenses                            7,688
                                       ----------
    Total liabilities                     187,246
                                       ----------
NET ASSETS                             $8,423,989
                                       ==========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                  $6,798,119
Undistributed net investment income        13,078
Accumulated net realized gain             156,232
Net unrealized appreciation             1,456,560
                                       ----------
NET ASSETS                             $8,423,989
                                       ==========
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net Assets
  $1,435,800)                             100,401
Net asset value per share                  $14.30
Offering price per share
  $14.30/(1-5.50%)                         $15.13
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net Assets
  $1,772,831)                             124,853
Net asset value and offering price
  per share                                $14.20
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net Assets
  $3,726,520)                             263,285
Net asset value and offering price
  per share                                $14.15
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net Assets
  $1,488,838)                             104,543
Net asset value and offering price
  per share                                $14.24

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Dividends                              $  116,098
Interest                                  107,097
Foreign taxes withheld                    (17,491)
                                       ----------
    Total investment income               205,704
                                       ----------
EXPENSES
Investment advisory fee                    80,425
Distribution fee, Class A                   5,583
Distribution fee, Class B                  17,254
Distribution fee, Class C                  31,423
Financial agent fee                         5,624
Transfer agent                             45,653
Registration                               32,281
Custodian                                  25,672
Amortization of deferred organization
  expenses                                  5,355
Professional                                5,151
Trustees                                    4,140
Printing                                    1,268
Miscellaneous                              26,303
                                       ----------
    Total expenses                        286,132
    Less expenses borne by investment
     adviser                              (35,865)
                                       ----------
    Net expenses                          250,267
                                       ----------
NET INVESTMENT LOSS                       (44,563)
                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities         1,050,315
Net realized gain on futures
  contracts                                47,137
Net realized loss on foreign currency
  transactions                            (84,722)
Net change in unrealized appreciation
  (depreciation) on investments           729,635
Net change in unrealized appreciation
  (depreciation) on foreign currency
  and foreign currency transactions        (3,478)
                                       ----------
NET GAIN ON INVESTMENTS                 1,738,887
                                       ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $1,694,324
                                       ==========

                       See Notes to Financial Statements                      27

Phoenix-Zweig Foreign Equity Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                 12/31/99       12/31/98
                                                                -----------    ----------
FROM OPERATIONS
  Net investment income (loss)                                  $   (44,563)   $   47,950
  Net realized gain (loss)                                        1,012,730      (485,415)
  Net change in unrealized appreciation (depreciation)              726,157       686,834
                                                                -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    1,694,324       249,369
                                                                -----------    ----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                     (6,115)      (16,973)
  Net investment income, Class B                                         --        (8,611)
  Net investment income, Class C                                         --       (18,400)
  Net investment income, Class I                                    (11,409)      (15,723)
  Net realized gains, Class A                                       (82,456)           --
  Net realized gains, Class B                                       (96,479)           --
  Net realized gains, Class C                                      (176,159)           --
  Net realized gains, Class I                                       (82,118)           --
                                                                -----------    ----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (454,736)      (59,707)
                                                                -----------    ----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (45,819 and 182,658 shares,
    respectively)                                                   604,851     2,263,864
  Net asset value of shares issued from reinvestment of
    distributions
    (6,405 and 1,314 shares, respectively)                           88,383        16,295
  Cost of shares repurchased (123,078 and 48,853 shares,
    respectively)                                                (1,679,522)     (581,871)
                                                                -----------    ----------
Total                                                              (986,288)    1,698,288
                                                                -----------    ----------
CLASS B
  Proceeds from sales of shares (13,147 and 99,679 shares,
    respectively)                                                   178,632     1,245,765
  Net asset value of shares issued from reinvestment of
    distributions
    (6,228 and 592 shares, respectively)                             84,942         7,318
  Cost of shares repurchased (46,239 and 10,835 shares,
    respectively)                                                  (615,878)     (127,043)
                                                                -----------    ----------
Total                                                              (352,304)    1,126,040
                                                                -----------    ----------
CLASS C
  Proceeds from sales of shares (634,957 and 287,187 shares,
    respectively)                                                 8,419,758     3,562,840
  Net asset value of shares issued from reinvestment of
    distributions
    (12,526 and 1,128 shares, respectively)                         170,358        13,919
  Cost of shares repurchased (658,731 and 116,523 shares,
    respectively)                                                (8,742,173)   (1,436,779)
                                                                -----------    ----------
Total                                                              (152,057)    2,139,980
                                                                -----------    ----------
CLASS I
  Proceeds from sales of shares (12,621 and 0 shares,
    respectively)                                                   156,000            --
  Net asset value of shares issued from reinvestment of
    distributions (6,783 and 1,272 shares, respectively)             93,527        15,723
  Cost of shares repurchased (4,465 and 0 shares,
    respectively)                                                   (60,113)           --
                                                                -----------    ----------
Total                                                               189,414        15,723
                                                                -----------    ----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (1,301,235)    4,980,031
                                                                -----------    ----------
  NET INCREASE (DECREASE) IN NET ASSETS                             (61,647)    5,169,693
NET ASSETS
  Beginning of period                                             8,485,636     3,315,943
                                                                -----------    ----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $13,078 AND ($12,884), RESPECTIVELY]                        $ 8,423,989    $8,485,636
                                                                ===========    ==========

28                     See Notes to Financial Statements

Phoenix-Zweig Foreign Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS A
                                                                  -----------------------------------
                                                                      YEAR ENDED             FROM
                                                                     DECEMBER 31           INCEPTION
                                                                  ------------------      11/21/97 TO
                                                                   1999        1998        12/31/97
Net asset value, beginning of period                              $12.39      $11.45         $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                                        --(6)     0.08(8)        0.01(8)
  Net realized and unrealized gain (loss)                           2.81        0.96           0.11
                                                                  ------      ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                              2.81        1.04           0.12
                                                                  ------      ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.06)      (0.10)         (0.01)
  Dividends from net realized gains                                (0.84)         --             --
                                                                  ------      ------         ------
      TOTAL DISTRIBUTIONS                                          (0.90)      (0.10)         (0.01)
                                                                  ------      ------         ------
Change in net asset value                                           1.91        0.94           0.11
                                                                  ------      ------         ------
NET ASSET VALUE, END OF PERIOD                                    $14.30      $12.39         $11.45
                                                                  ======      ======         ======
Total return(1)                                                    22.98%       9.08%          1.09%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $1,436      $2,122           $414
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                             2.66%       1.80%          1.80%(2)
  Net investment income                                               --%       1.14%(8)       1.20%(2)(8)
Portfolio turnover                                                    42%         40%            64%(2)

                                                                                CLASS B
                                                                  -----------------------------------
                                                                      YEAR ENDED             FROM
                                                                     DECEMBER 31           INCEPTION
                                                                  ------------------      11/21/97 TO
                                                                   1999        1998        12/31/97
Net asset value, beginning of period                              $12.35      $11.45         $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                                     (0.12)(6)    0.04(8)        0.01(8)
  Net realized and unrealized gain (loss)                           2.81        0.92           0.11
                                                                  ------      ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                              2.69        0.96           0.12
                                                                  ------      ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                                --       (0.06)         (0.01)
  Dividends from net realized gains                                (0.84)         --             --
                                                                  ------      ------         ------
      TOTAL DISTRIBUTIONS                                          (0.84)      (0.06)         (0.01)
                                                                  ------      ------         ------
Change in net asset value                                           1.85        0.90           0.11
                                                                  ------      ------         ------
NET ASSET VALUE, END OF PERIOD                                    $14.20      $12.35         $11.45
                                                                  ======      ======         ======
Total return(1)                                                    22.06%       8.36%          1.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $1,773      $1,873           $713
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                             3.44%       2.50%          2.50%(2)
  Net investment income                                            (0.90)%      0.44%(8)       0.50%(2)(8)
Portfolio turnover                                                    42%         40%            64%(2)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.16%, 4.00% and 5.15% for the periods ended December 31, 1999, 1998 and 1997, respectively.

(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(6) Computed using average shares outstanding.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(8) Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      29

Phoenix-Zweig Foreign Equity Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS C
                                                                  -----------------------------------
                                                                      YEAR ENDED             FROM
                                                                     DECEMBER 31           INCEPTION
                                                                  ------------------      11/21/97 TO
                                                                   1999        1998        12/31/97
Net asset value, beginning of period                              $12.33      $11.45         $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                                     (0.12)(6)    0.05(8)        0.01(8)
  Net realized and unrealized gain (loss)                           2.78        0.90           0.11
                                                                  ------      ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                              2.66        0.95           0.12
                                                                  ------      ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                                --       (0.07)         (0.01)
  Dividends from net realized gains                                (0.84)         --             --
                                                                  ------      ------         ------
      TOTAL DISTRIBUTIONS                                          (0.84)      (0.07)         (0.01)
                                                                  ------      ------         ------
Change in net asset value                                           1.82        0.88           0.11
                                                                  ------      ------         ------
NET ASSET VALUE, END OF PERIOD                                    $14.15      $12.33         $11.45
                                                                  ======      ======         ======
Total return(1)                                                    21.85%       8.27%          1.03%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $3,727      $3,384         $1,177
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                             3.46%       2.50%          2.50%(2)
  Net investment income                                            (0.94)%      0.44%(8)       0.50%(2)(8)
Portfolio turnover                                                    42%         40%            64%(2)

                                                                                CLASS I
                                                                  -----------------------------------
                                                                      YEAR ENDED             FROM
                                                                     DECEMBER 31           INCEPTION
                                                                  ------------------      11/21/97 TO
                                                                   1999        1998        12/31/97
Net asset value, beginning of period                              $12.35      $11.46         $11.34
INCOME FROM INVESTMENT OPERATIONS(7)
  Net investment income (loss)                                        --(6)     0.16(8)        0.02(8)
  Net realized and unrealized gain (loss)                           2.84        0.91           0.12
                                                                  ------      ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                              2.84        1.07           0.14
                                                                  ------      ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.11)      (0.18)         (0.02)
  Dividends from net realized gains                                (0.84)         --             --
                                                                  ------      ------         ------
      TOTAL DISTRIBUTIONS                                          (0.95)      (0.18)         (0.02)
                                                                  ------      ------         ------
Change in net asset value                                           1.89        0.89           0.12
                                                                  ------      ------         ------
NET ASSET VALUE, END OF PERIOD                                    $14.24      $12.35         $11.46
                                                                  ======      ======         ======
Total return(1)                                                    23.30%       9.32%          1.22%(3)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $1,489      $1,107         $1,012
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                             2.50%       1.50%          1.50%(2)
  Net investment income                                            (0.03)%      1.44%(8)       1.50%(2)(8)
Portfolio turnover                                                    42%         40%            64%(2)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.89%, 4.70% and 5.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.89%, 3.70% and 4.85% for the periods ended December 31, 1999, 1998 and 1997, respectively.
(6) Computed using average shares outstanding.
(7) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(8) Includes realized gains and losses on foreign currency transactions.

30                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                        INVESTMENTS AT DECEMBER 31, 1999

  FACE
  VALUE                                                  DISCOUNT  MATURITY
  (000)                  DESCRIPTION                       RATE      DATE             VALUE
 -------                 -----------                     --------  ---------  ---------------------
 FEDERAL AGENCY SECURITIES--93.1%
 $ 5,000   FMC Discount Note...........................     5.75%   1/25/00   $           4,980,833
   5,000   FHLB Discount Corp..........................     5.56    1/26/00               4,980,694
  10,000   FMC Discount Note...........................     5.53    1/26/00               9,961,597
   5,000   FC Discount Note............................     5.80    1/27/00               4,979,056
   5,000   FMC Discount Note...........................     5.60    1/27/00               4,979,778
   5,000   FC Discount Note............................     5.48     2/8/00               4,971,078
  10,000   FMC Discount Note...........................     5.60     2/8/00               9,940,889
   5,000   Fannie Mae Discount Note....................     5.77     2/9/00               4,968,746
   5,000   FHLB Discount Corp..........................    5.605    2/11/00               4,968,083
   5,000   FMC Discount Note...........................     5.60    2/11/00               4,968,111
   5,000   FHLB Discount Corp..........................     5.51    2/15/00               4,965,562
  10,000   FHLB Discount Corp..........................     5.51    2/16/00               9,929,594
  10,000   Fannie Mae Discount Note....................     5.62    2/17/00               9,926,629
  10,000   Fannie Mae Discount Note....................     5.60    2/24/00               9,916,000
  10,000   FMC Discount Note...........................     5.53    2/29/00               9,909,369
   5,000   FMC Discount Note...........................     5.60    2/29/00               4,954,111
  10,000   FMC Discount Note...........................     5.65     3/9/00               9,893,278
  10,000   Fannie Mae Discount Note....................     5.61     3/9/00               9,894,033
  10,000   FHLB Discount Corp..........................     5.74    3/15/00               9,882,011
  FACE
  VALUE                                                  DISCOUNT  MATURITY
  (000)                  DESCRIPTION                       RATE      DATE             VALUE
 -------                 -----------                     --------  ---------  ---------------------
 FEDERAL AGENCY SECURITIES--CONTINUED
 $10,000   Fannie Mae Discount Note....................    5.68%    3/16/00   $           9,881,667
   5,000   Fannie Mae Discount Note....................     5.76    3/29/00               4,929,600
 --------------------------------------------------------------------------------------------------
                                                                                        153,780,719
 TOTAL FEDERAL AGENCY SECURITIES
 --------------------------------------------------------------------------------------------------

                                                         INTEREST
                                                           RATE
                                                         --------
 REPURCHASE AGREEMENT--8.4%
  13,972   Mogan Stanley & Co., Inc. repurchase
           agreement, 2.75%, dated 12/31/99 due 1/3/00,
           repurchase price $13,975,202 collateralized
           by Fannie Mae Bonds 5.50% to 7.50%, 1/1/06
           to 7/1/29, market value $14,349,725.........
                                                            2.75     1/3/00              13,972,000
 --------------------------------------------------------------------------------------------------
 TOTAL REPURCHASE AGREEMENT                                                              13,972,000
 --------------------------------------------------------------------------------------------------

 TOTAL INVESTMENTS--101.5%
 (IDENTIFIED COST $167,752,719)                                                         167,752,719(a)

 Cash and receivables, less liabilities--(1.5%)                                          (2,549,804)
                                                                              ---------------------
 NET ASSETS--100.0%                                                           $         165,202,915
                                                                              =====================

(a) Federal Income Tax Information: At December 31,1999, the aggregate cost of securities was the same for book and tax purposes.

32
                       See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value
  (Identified cost $167,752,719)     $167,752,719
Receivables
  Fund shares sold                      1,559,953
  Interest                                  1,067
Prepaid expenses                            1,743
                                     ------------
    Total assets                      169,315,482
                                     ------------
LIABILITIES
Payables
  Custodian                                 3,731
  Fund shares repurchased               3,866,717
  Dividend distributions                  108,276
  Distribution fee                         35,412
  Transfer agent fee                       29,996
  Investment advisory fee                  17,071
  Financial agent fee                       9,995
  Trustees' fee                             2,252
Accrued expenses                           39,117
                                     ------------
    Total liabilities                   4,112,567
                                     ------------
NET ASSETS                           $165,202,915
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $165,202,915
                                     ------------
NET ASSETS                           $165,202,915
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $6,110,047)                    6,110,047
Net asset value and offering price
  per share                                 $1.00
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $4,650,316)                    4,650,316
Net asset value and offering price
  per share                                 $1.00
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $5,982,390)                    5,982,390
Net asset value and offering price
  per share                                 $1.00
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $2,145,805)                    2,145,805
Net asset value and offering price
  per share                                 $1.00
CLASS M
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $146,314,357)                146,314,357
Net asset value and offering price
  per share                                 $1.00

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Interest                               $8,459,444
                                       ----------
    Total investment income             8,459,444
                                       ----------
EXPENSES
Investment advisory fee                   827,398
Distribution fee, Class A                  35,335
Distribution fee, Class B                  23,892
Distribution fee, Class C                  18,441
Distribution fee, Class M                  88,331
Financial agent fee                        36,190
Transfer agent                             71,832
Registration                               44,504
Custodian                                  34,655
Printing                                   21,247
Professional                               20,391
Trustees                                    8,601
Miscellaneous                               2,423
                                       ----------
    Total expenses                      1,233,240
    Less expenses borne by investment
     adviser                             (489,015)
                                       ----------
    Net expenses                          744,225
                                       ----------
NET INVESTMENT INCOME                   7,715,219
                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities               817
                                       ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $7,716,036
                                       ==========

                        See Notes to Financial Statements                     33

Phoenix-Zweig Government Cash Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended     Year Ended
                                                                  12/31/99       12/31/98
                                                                ------------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $  7,715,219    $ 4,316,206
  Net realized gain (loss)                                               817            220
                                                                ------------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     7,716,036      4,316,426
                                                                ------------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                    (519,158)      (237,940)
  Net investment income, Class B                                     (90,797)       (28,774)
  Net investment income, Class C                                    (272,605)      (185,806)
  Net investment income, Class I                                    (108,716)    (3,850,776)
  Net investment income, Class M                                  (6,723,943)       (12,910)
  Net realized gains, Class A                                            (71)           (13)
  Net realized gains, Class B                                            (14)            (2)
  Net realized gains, Class C                                            (50)           (11)
  Net realized gains, Class I                                            (22)          (193)
  Net realized gains, Class M                                           (660)            (1)
                                                                ------------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS       (7,716,036)    (4,316,426)
                                                                ------------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (520,346,360 and 95,695,366
    shares, respectively)                                        520,346,360     95,695,366
  Net asset value of shares issued from reinvestment of
    distributions
    (426,045 and 144,560 shares, respectively)                       426,045        144,560
  Cost of shares repurchased (522,951,700 and 90,022,816
    shares, respectively)                                       (522,951,700)   (90,022,816)
                                                                ------------    -----------
Total                                                             (2,179,295)     5,817,110
                                                                ------------    -----------
CLASS B
  Proceeds from sales of shares (5,274,685 and 2,873,372
    shares, respectively)                                          5,274,685      2,873,372
  Net asset value of shares issued from reinvestment of
    distributions
    (77,651 and 22,211 shares, respectively)                          77,651         22,211
  Cost of shares repurchased (2,440,188 and 1,493,667
    shares, respectively)                                         (2,440,188)    (1,493,667)
                                                                ------------    -----------
Total                                                              2,912,148      1,401,916
                                                                ------------    -----------
CLASS C
  Proceeds from sales of shares (13,107,153 and 9,959,590
    shares, respectively)                                         13,107,153      9,959,590
  Net asset value of shares issued from reinvestment of
    distributions
    (273,984 and 157,370 shares, respectively)                       273,984        157,370
  Cost of shares repurchased (14,022,767 and 6,153,574
    shares, respectively)                                        (14,022,767)    (6,153,574)
                                                                ------------    -----------
Total                                                               (641,630)     3,963,386
                                                                ------------    -----------
CLASS I
  Proceeds from sales of shares (99,867 and 4,309,423
    shares, respectively)                                             99,867      4,309,423
  Net asset value of shares issued from reinvestment of
    distributions
    (88,478 and 12,346 shares, respectively)                          88,478         12,346
  Cost of shares repurchased (926,871 and 1,537,000 shares,
    respectively)                                                   (926,871)    (1,537,000)
                                                                ------------    -----------
Total                                                               (738,526)     2,784,769
                                                                ------------    -----------
CLASS M
  Proceeds from sales of shares (513,883,273 and 425,483,310
    shares, respectively)                                        513,883,273    425,483,310
  Net asset value of shares issued from reinvestment of
    distributions
    (5,288,093 and 1,658,994 shares, respectively)                 5,288,093      1,658,994
  Cost of shares repurchased (448,121,158 and 408,477,447
    shares, respectively)                                       (448,121,158)   (408,477,447)
                                                                ------------    -----------
Total                                                             71,050,208     18,664,857
                                                                ------------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS       70,402,905     32,632,038
                                                                ------------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                           70,402,905     32,632,038
NET ASSETS
  Beginning of period                                             94,800,010     62,167,972
                                                                ------------    -----------
  END OF PERIOD                                                 $165,202,915    $94,800,010
                                                                ============    ===========

34                      See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS A
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
Net asset value, beginning of period                              $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.04          0.05          0.05          0.05          0.05
                                                                  ------        ------        ------        ------        ------
      TOTAL FROM INVESTMENT OPERATIONS                              0.04          0.05          0.05          0.05          0.05
                                                                  ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.04)        (0.05)        (0.05)        (0.05)        (0.05)
                                                                  ------        ------        ------        ------        ------
Change in net asset value                                             --            --            --            --            --
                                                                  ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                                  ======        ======        ======        ======        ======
Total return(1)                                                     4.52%         4.91%         4.97%         4.83%         5.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $6,110        $8,290        $2,472        $3,360        $3,661

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                             0.65%         0.65%         0.65%         0.65%         0.87%
  Net investment income                                             4.41%         4.75%         4.85%         4.73%         4.97%

                                                                                        CLASS B
                                                                  ---------------------------------------------------
                                                                                                              FROM
                                                                         YEAR ENDED DECEMBER 31             INCEPTION
                                                                  ------------------------------------      4/8/96 TO
                                                                    1999          1998          1997        12/31/96
Net asset value, beginning of period                               $ 1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.04          0.04          0.04          0.03
                                                                   ------        ------        ------        ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.04          0.04          0.04          0.03
                                                                   ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.04)        (0.04)        (0.04)        (0.03)
                                                                   ------        ------        ------        ------
Change in net asset value                                              --            --            --            --
                                                                   ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                     $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                                   ======        ======        ======        ======
Total return(1)                                                      3.80%         4.18%         4.24%         3.03%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $4,650        $1,738          $336           $33

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                              1.35%         1.35%         1.35%         1.35%(2)
  Net investment income                                              3.80%         3.97%         4.15%         4.03%(2)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.09%, 1.30%, 1.74%, 1.31% and 1.34% for the periods ended December 31, 1999, 1998,
    1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.51%, 3.70%, 7.49% and 1.95% for the periods ended December 31, 1999, 1998, 1997 and 1996, respectively.

                       See Notes to Financial Statements                      35

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS C
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
Net asset value, beginning of period                              $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                             0.04          0.05          0.05          0.05          0.05
                                                                  ------        ------        ------        ------        ------
      TOTAL FROM INVESTMENT OPERATIONS                              0.04          0.05          0.05          0.05          0.05
                                                                  ------        ------        ------        ------        ------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.04)        (0.05)        (0.05)        (0.05)        (0.05)
                                                                  ------        ------        ------        ------        ------
Change in net asset value                                             --            --            --            --            --
                                                                  ------        ------        ------        ------        ------
NET ASSET VALUE, END OF PERIOD                                    $ 1.00        $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                                  ======        ======        ======        ======        ======
Total return(1)                                                     4.52%         4.91%         4.97%         4.83%         5.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $5,982        $6,624        $2,661        $4,535        $4,458

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(4)                                             0.65%         0.65%         0.65%         0.65%         0.87%
  Net investment income                                             4.43%         4.73%         4.85%         4.73%         4.97%

                                                                                        CLASS I
                                                                  ----------------------------------------------------
                                                                                                               FROM
                                                                         YEAR ENDED DECEMBER 31             INCEPTION
                                                                  ------------------------------------      11/1/96 TO
                                                                    1999          1998          1997         12/31/96
Net asset value, beginning of period                               $ 1.00        $ 1.00        $ 1.00         $ 1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.05          0.05          0.05           0.01
                                                                   ------        ------        ------         ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.05          0.05          0.05           0.01
                                                                   ------        ------        ------         ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.05)        (0.05)        (0.05)         (0.01)
                                                                   ------        ------        ------         ------
Change in net asset value                                              --            --            --             --
                                                                   ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD                                     $ 1.00        $ 1.00        $ 1.00         $ 1.00
                                                                   ======        ======        ======         ======
Total return(1)                                                      4.83%         5.23%         5.28%          0.80%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $2,146        $2,884          $100         $1,401

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(5)                                              0.35%         0.35%         0.35%          0.35%(2)
  Net investment income                                              4.73%         5.15%         5.15%          5.03%(2)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.35%, 1.38%, 1.65%, 1.25% and 1.15% for the periods ended December 31, 1999, 1998,
    1997, 1996 and 1995, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.67%, 1.47%, 0.82% and 0.73% for the periods ended December 31, 1999, 1998, 1997 and 1996, respectively.

36                     See Notes to Financial Statements

Phoenix-Zweig Government Cash Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS M
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
Net asset value, beginning of period                             $   1.00      $  1.00       $  1.00       $  1.00       $  1.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.05         0.05          0.05          0.05          0.05
                                                                 --------      -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                               0.05         0.05          0.05          0.05          0.05
                                                                 --------      -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.05)       (0.05)        (0.05)        (0.05)        (0.05)
                                                                 --------      -------       -------       -------       -------
Change in net asset value                                              --           --            --            --            --
                                                                 --------      -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                                   $   1.00      $  1.00       $  1.00       $  1.00       $  1.00
                                                                 ========      =======       =======       =======       =======
Total return(1)                                                      4.77%        5.16%         5.22%         5.09%         5.32%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $146,314      $75,264       $56,599       $45,271       $48,515

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses(2)                                              0.41%        0.41%         0.41%         0.40%         0.64%
  Net investment income                                              4.71%        5.01%         5.09%         4.98%         5.20%

(1) Maximum sales charge is not reflected in total return calculation.
(2) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 0.66%, 0.69%, 0.73%, 0.72% and 0.74% for the periods ended December 31, 1999, 1998,
    1997, 1996 and 1995, respectively.

                       See Notes to Financial Statements                      37

Phoenix-Zweig Government Fund

                        INVESTMENTS AT DECEMBER 31, 1999

                                  STANDARD
                                  & POOR'S     PAR
                                   RATING     VALUE
                                (Unaudited)   (000)          VALUE
                                ------------  ------  --------------------
U.S. GOVERNMENT SECURITIES--38.0%
U.S. TREASURY BONDS--6.9%
U.S. Treasury Bonds 8.75%,
8/15/20.......................      AAA       $1,100  $          1,332,344
U.S. Treasury Bonds 7.25%,
8/15/22.......................      AAA          400               421,774
U.S. Treasury Bonds 5.25%,
2/15/29.......................      AAA          700               579,497
                                                      --------------------
                                                                 2,333,615
                                                      --------------------
U.S. TREASURY NOTES--31.1%
U.S. Treasury Notes 6.25%,
8/31/00.......................      AAA        3,300             3,305,748
U.S. Treasury Notes 10.75%,
2/15/03.......................      AAA        1,000             1,120,123
U.S. Treasury Notes 10.75%,
5/15/03.......................      AAA        2,000             2,260,658
U.S. Treasury Notes 7.25%,
5/15/04.......................      AAA        1,036             1,066,727
U.S. Treasury Notes 6.125%,
8/15/07.......................      AAA        2,900             2,828,305
                                                      --------------------
                                                                10,581,561
                                                      --------------------
- --------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $13,494,448)                                   12,915,176
- --------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--10.4%

Fannie Mae 8.25%, 12/18/00....      AAA          950               965,336
Freddie Mac 10.50%, 1/1/01....      AAA            3                 2,670
Freddie Mac 5.125%,
10/15/08......................      AAA        2,700             2,368,461
Freddie Mac 10.50%, 6/1/11....      AAA           52                56,153
Freddie Mac 12%, 11/1/15......      AAA           99               112,474
GNMA 12.50%, 11/20/13.........      AAA            8                 9,095
GNMA 12%, 9/15/15.............      AAA           18                20,711
GNMA 8%, 8/15/22..............      AAA            7                 7,520
- --------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $3,854,453)                                     3,542,420
- --------------------------------------------------------------------------
AGENCY NON MORTGAGE-BACKED SECURITIES--3.0%

Private Export Funding Corp.
7.90%, 3/31/00................      AAA        1,000             1,005,000
- --------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $998,730)                                       1,005,000
- --------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--51.4%
(IDENTIFIED COST $18,347,631)                                   17,462,596
- --------------------------------------------------------------------------

                                               PAR
                                              VALUE
                                              (000)          VALUE
                                              ------  --------------------
SHORT-TERM OBLIGATIONS--48.1%
FEDERAL AGENCY SECURITIES--44.0%
Fannie Mae Discount Note
5.73%, 1/14/00................                $3,000  $          2,993,792
Fannie Mae Discount Note
5.59%, 1/19/00................                 4,000             3,988,820
FMC Discount Note 5.67%,
1/20/00.......................                 2,000             1,994,015
FMC Discount Note 5.75%,
1/25/00.......................                 3,000             2,988,500
FC Discount Note 5.73%,
2/23/00.......................                 3,000             2,974,693
                                                      --------------------
                                                                14,939,820
                                                      --------------------
REPURCHASE AGREEMENT--4.1%
Morgan Stanley & Co., Inc.
repurchase agreement, 2.75%,
dated 12/31/99 due 1/3/00,
repurchase price $1,413,324
collateralized by Fannie Mae
Bonds 5.50% to 6.50%, 8/1/13
to 2/1/14, market value
$1,455,547....................                 1,413             1,413,000
- --------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $16,352,820)                                   16,352,820
- --------------------------------------------------------------------------

TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $34,700,451)                                   33,815,416(a)
Cash and receivables, less liabilities--0.5%                       162,007
                                                      --------------------
NET ASSETS--100.0%                                    $         33,977,423
                                                      ====================

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $50,331 and gross depreciation of $935,366 for federal income tax purposes. At December 31,1999, the aggregate cost of securities for federal income tax purpose was $34,700,451.

40
                       See Notes to Financial Statements

Phoenix-Zweig Government Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value
  (Identified cost $34,700,451)       $33,815,416
Cash                                          822
Receivables
  Interest                                331,621
  Investment securities sold                  857
  Fund shares sold                            132
Prepaid expenses                              751
                                      -----------
    Total assets                       34,149,599
                                      -----------
LIABILITIES
Payables
  Fund shares purchased                    81,747
  Transfer agent fee                       36,117
  Investment advisory fee                  18,096
  Distribution fee                         12,265
  Financial agent fee                       6,708
  Trustees' fee                             1,077
Accrued expenses                           16,166
                                      -----------
    Total liabilities                     172,176
                                      -----------
NET ASSETS                            $33,977,423
                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $43,540,437
Undistributed net investment income        28,333
Accumulated net realized loss          (8,706,312)
Net unrealized depreciation              (885,035)
                                      -----------
NET ASSETS                            $33,977,423
                                      ===========
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $21,922,024)                   2,256,384
Net asset value per share                   $9.72
Offering price per share
  $9.72/(1-4.75%)                          $10.20
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $1,657,037)                      169,356
Net asset value and offering price
  per share                                 $9.78
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $7,068,299)                      729,299
Net asset value and offering price
  per share                                 $9.69
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $3,330,063)                      341,785
Net asset value and offering price
  per share                                 $9.74

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Interest                              $ 2,442,715
                                      -----------
    Total investment income             2,442,715
                                      -----------
EXPENSES
Investment advisory fee                   243,176
Distribution fee, Class A                  76,778
Distribution fee, Class B                  22,456
Distribution fee, Class C                  71,412
Financial agent fee                        28,396
Transfer agent                             83,395
Registration                               27,777
Custodian                                  14,832
Professional                               10,077
Printing                                    7,245
Trustees                                    4,888
Miscellaneous                               7,554
                                      -----------
    Total expenses                        597,986
                                      -----------
NET INVESTMENT INCOME                   1,844,729
                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized loss on securities          (524,883)
Net change in unrealized
  appreciation (depreciation) on
  investments                          (2,530,574)
                                      -----------
NET LOSS ON INVESTMENTS                (3,055,457)
                                      -----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $(1,210,728)
                                      ===========

                       See Notes to Financial Statements                      41

Phoenix-Zweig Government Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                 12/31/99       12/31/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $ 1,844,729    $ 2,066,058
  Net realized gain (loss)                                         (524,883)       832,801
  Net change in unrealized appreciation (depreciation)           (2,530,574)       474,221
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   (1,210,728)     3,373,080
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                 (1,149,841)    (1,445,311)
  Net investment income, Class B                                    (87,786)       (59,632)
  Net investment income, Class C                                   (389,322)      (504,015)
  Net investment income, Class I                                   (155,187)       (85,307)
                                                                -----------    -----------
DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS        (1,782,136)    (2,094,265)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (149,538 and 487,472 shares,
    respectively)                                                 1,518,826      5,104,178
  Net asset value of shares issued from reinvestment of
    distributions
    (70,016 and 82,836 shares, respectively)                        698,694        849,886
  Cost of shares repurchased (814,413 and 500,204 shares,
    respectively)                                                (8,167,750)    (5,154,850)
                                                                -----------    -----------
Total                                                            (5,950,230)       799,214
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (127,725 and 144,175 shares,
    respectively)                                                 1,295,107      1,519,106
  Net asset value of shares issued from reinvestment of
    distributions
    (4,617 and 2,992 shares, respectively)                           46,246         30,868
Cost of shares repurchased (172,012 and 57,793 shares,
  respectively)                                                  (1,721,621)      (599,173)
                                                                -----------    -----------
Total                                                              (380,268)       950,801
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (181,165 and 461,788 shares,
    respectively)                                                 1,821,289      4,782,752
  Net asset value of shares issued from reinvestment of
    distributions
    (21,234 and 27,410 shares, respectively)                        211,467        280,504
  Cost of shares repurchased (611,333 and 362,588 shares,
    respectively)                                                (6,113,837)    (3,712,306)
                                                                -----------    -----------
Total                                                            (4,081,081)     1,350,950
                                                                -----------    -----------
CLASS I
  Proceeds from sales of shares (37,065 and 278,578 shares,
    respectively)                                                   371,104      2,921,512
  Net asset value of shares issued from reinvestment of
    distributions
    (15,534 and 8,254 shares, respectively)                         155,187         85,307
  Cost of shares repurchased (5,638 and 95,877 shares,
    respectively)                                                   (57,000)    (1,000,000)
                                                                -----------    -----------
Total                                                               469,291      2,006,819
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (9,942,288)     5,107,784
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                         (12,935,152)     6,386,599
NET ASSETS
  Beginning of period                                            46,912,575     40,525,976
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $28,333 AND $821, RESPECTIVELY]                             $33,977,423    $46,912,575
                                                                ===========    ===========

42                     See Notes to Financial Statements

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS A
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
Net asset value, beginning of period                             $ 10.44       $ 10.09       $  9.81       $ 10.39       $  9.63
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                      0.46          0.53          0.52          0.53          0.52(1)
  Net realized and unrealized gain (loss)                          (0.73)         0.35          0.28         (0.58)         0.77
                                                                 -------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                             (0.27)         0.88          0.80         (0.05)         1.29
                                                                 -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.45)        (0.53)        (0.52)        (0.53)        (0.53)
                                                                 -------       -------       -------       -------       -------
Change in net asset value                                          (0.72)         0.35          0.28         (0.58)         0.76
                                                                 -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                                   $  9.72       $ 10.44       $ 10.09       $  9.81       $ 10.39
                                                                 =======       =======       =======       =======       =======
Total return(2)                                                    (2.58)%        8.91%         8.42%        (0.42)%       13.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $21,922       $29,767       $28,062       $33,848       $42,207

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                1.35%         1.32%         1.36%         1.14 %(5)     1.26%
  Net investment income                                             4.67%         5.09%         5.26%         5.25 %        5.22%
Portfolio turnover                                                   183%           48%          128%          170 %         195%

                                                                                        CLASS B
                                                                  ---------------------------------------------------
                                                                                                              FROM
                                                                         YEAR ENDED DECEMBER 31             INCEPTION
                                                                  ------------------------------------      4/8/96 TO
                                                                    1999          1998          1997        12/31/96
Net asset value, beginning of period                              $ 10.52       $ 10.15       $  9.86        $  9.76
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.39          0.44          0.46           0.29
  Net realized and unrealized gain (loss)                           (0.74)         0.37          0.26           0.11
                                                                  -------       -------       -------        -------
      TOTAL FROM INVESTMENT OPERATIONS                              (0.35)         0.81          0.72           0.40
                                                                  -------       -------       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.39)        (0.44)        (0.43)         (0.30)
                                                                  -------       -------       -------        -------
Change in net asset value                                           (0.74)         0.37          0.29           0.10
                                                                  -------       -------       -------        -------
NET ASSET VALUE, END OF PERIOD                                    $  9.78       $ 10.52       $ 10.15        $  9.86
                                                                  =======       =======       =======        =======
Total return(2)                                                     (3.23)%        8.20%         7.55%          4.16%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $1,657        $2,199        $1,215           $513

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                 2.06%         2.02%         2.06%          1.84%(3)(6)
  Net investment income                                              3.97%         4.39%         4.56%          4.55%(3)
Portfolio turnover                                                    183%           48%          128%           170%

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expense to average net assets would have been 1.36% for the period ended December 31, 1996.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.10% for the period ended December 31, 1996.

                       See Notes to Financial Statements                      43

Phoenix-Zweig Government Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                             CLASS C
                                                                 ----------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31
                                                                 ----------------------------------------------------------------
                                                                   1999          1998          1997          1996          1995
Net asset value, beginning of period                             $ 10.42       $ 10.08       $  9.81       $ 10.38       $  9.62
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                      0.42          0.47          0.48          0.49          0.48(1)
  Net realized and unrealized gain (loss)                          (0.74)         0.36          0.27         (0.58)         0.76
                                                                 -------       -------       -------       -------       -------
      TOTAL FROM INVESTMENT OPERATIONS                             (0.32)         0.83          0.75         (0.09)         1.24
                                                                 -------       -------       -------       -------       -------
LESS DISTRIBUTIONS
  Dividends from net investment income                             (0.41)        (0.49)        (0.48)        (0.48)        (0.48)
                                                                 -------       -------       -------       -------       -------
Change in net asset value                                          (0.73)         0.34          0.27         (0.57)         0.76
                                                                 -------       -------       -------       -------       -------
NET ASSET VALUE, END OF PERIOD                                   $  9.69       $ 10.42       $ 10.08       $  9.81       $ 10.38
                                                                 =======       =======       =======       =======       =======
Total return(2)                                                    (3.09)%        8.46%         7.86%        (0.82)%       13.27%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                             $7,068       $11,859       $10,199       $14,330       $19,778
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                1.80%         1.77%         1.81%         1.59 %(5)     1.71%
  Net investment income                                             4.22%         4.64%         4.81%         4.80 %        4.77%
Portfolio turnover                                                   183%           48%          128%          170 %         195%

                                                                                 CLASS I
                                                                  --------------------------------------
                                                                        YEAR ENDED               FROM
                                                                       DECEMBER 31            INCEPTION
                                                                  ----------------------      7/14/97 TO
                                                                    1999          1998         12/31/97
Net asset value, beginning of period                              $ 10.48       $ 10.11        $  9.88
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.49          0.55           0.26
  Net realized and unrealized gain (loss)                           (0.74)         0.37           0.23
                                                                  -------       -------        -------
    TOTAL FROM INVESTMENT OPERATIONS                                (0.25)         0.92           0.49
                                                                  -------       -------        -------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.49)        (0.55)         (0.26)
                                                                  -------       -------        -------
Change in net asset value                                           (0.74)         0.37           0.23
                                                                  -------       -------        -------
NET ASSET VALUE, END OF PERIOD                                    $  9.74       $ 10.48        $ 10.11
                                                                  =======       =======        =======
Total return(2)                                                     (2.31)%        9.33%          5.01%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $3,330        $3,088         $1,050
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                 1.06%         1.02%          1.06%(3)
  Net investment income                                              4.98%         5.39%          5.56%(3)
Portfolio turnover                                                    183%           48%           128%

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.81% for the period ended December 31, 1996.

44                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                        INVESTMENTS AT DECEMBER 31, 1999

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--51.8%

AEROSPACE/DEFENSE--0.4%
AAR Corp................................         1,000  $     17,937
Cordant Technologies, Inc...............           800        26,400
Goodrich (B.F) Co. (The)................         1,000        27,500
                                                        ------------
                                                              71,837
                                                        ------------

AGRICULTURAL PRODUCTS--0.1%
Universal Corp..........................         1,100        25,094
AIR FREIGHT--0.2%
Expeditors International of Washington,
Inc.....................................         1,000        43,812
AIRLINES--0.0%
America West Holdings Corp. Class
B(b)....................................           100         2,075

AUTO PARTS & EQUIPMENT--0.7%
Arvin Industries, Inc...................         1,000        28,375
Borg-Warner Automotive, Inc.............           600        24,300
Cooper Tire & Rubber Co.................         1,700        26,456
Mark IV Industries, Inc.................         1,400        24,762
Superior Industries International,
Inc.....................................           800        21,450
TRW, Inc................................           500        25,969
                                                        ------------
                                                             151,312
                                                        ------------

BANKS (MAJOR REGIONAL)--2.7%
AmSouth BanCorp.........................         2,000        38,625
Bank of New York Co., Inc. (The)........         1,000        40,000
Fifth Third Bancorp.....................           800        58,700
Huntington Bancshares, Inc..............         1,700        40,587
KeyCorp.................................         1,800        39,825
Mellon Financial Corp...................         1,100        37,469
                                               SHARES      VALUE
                                              --------  ------------
BANKS (MAJOR REGIONAL)--CONTINUED
Northern Trust Corp.....................           600  $     31,800
Regions Financial Corp..................         1,600        40,200
Republic New York Corp..................           500        36,000
SouthTrust Corp.........................         1,200        45,375
State Street Corp.......................           800        58,450
SunTrust Banks, Inc.....................           600        41,287
Wells Fargo Co..........................         1,000        40,437
                                                        ------------
                                                             548,755
                                                        ------------

BANKS (MONEY CENTER)--0.2%
Bank of America Corp....................           800        40,150

BANKS (REGIONAL)--1.3%
Compass Bancshares, Inc.................         1,800        40,162
First Tennessee National Corp...........         1,400        39,900
Marshall & Ilsley Corp..................           600        37,687
National Commerce Bancorporation........         1,700        38,569
Old Kent Financial Corp.................         1,100        38,912
UnionBanCal Corp........................         1,000        39,437
Zions Bancorporation....................           600        35,512
                                                        ------------
                                                             270,179
                                                        ------------

BROADCASTING (TELEVISION, RADIO & CABLE)--0.2%
Radio One, Inc.(b)......................           500        46,000

BUILDING MATERIALS--0.3%
Lafarge Corp.(c)........................           900        24,862
TJ International, Inc...................           700        29,400
                                                        ------------
                                                              54,262
                                                        ------------

                       See Notes to Financial Statements                      47

Phoenix-Zweig Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
CHEMICALS (SPECIALTY)--0.3%
Fuller (H.B.) Co........................           200  $     11,187
Lubrizol Corp. (The)....................           900        27,787
Schulman (A.), Inc......................         1,200        19,575
                                                        ------------
                                                              58,549
                                                        ------------

COMMUNICATIONS EQUIPMENT--2.8%
ADTRAN, Inc.(b).........................           700        36,006
Advanced Fibre Communications,
Inc.(b).................................         1,300        58,094
Anixter International, Inc.(b)..........           100         2,062
Aspect Communications Corp.(b)..........         1,500        58,687
Cable Design Technologies Corp.(b)......           100         2,300
California Amplifier, Inc.(b)...........         1,400        36,837
Carrier Access Corp.(b).................           600        40,387
CommScope, Inc.(b)......................         3,400       137,062
Ditech Communications Corp.(b)..........           300        28,050
Harmonic, Inc.(b).......................           700        66,456
Ortel Corp.(b)..........................           500        60,000
Scientific-Atlanta, Inc.................           700        38,937
                                                        ------------
                                                             564,878
                                                        ------------
COMPUTERS (HARDWARE)--0.6%
Aironet Wireless Communications,
Inc.(b).................................           600        40,069
Ancor Communications, Inc.(b)...........           400        27,150
Emulex Corp.(b).........................           400        45,000
                                                        ------------
                                                             112,219
                                                        ------------

COMPUTERS (NETWORKING)--0.2%
Network Appliance, Inc.(b)..............           500        41,531
COMPUTERS (PERIPHERALS)--0.2%
Advanced Digital Information Corp.(b)...         1,000        48,625

COMPUTERS (SOFTWARE & SERVICES)--8.9%
ACTV, Inc.(b)...........................         1,100        50,256
Adobe Systems, Inc......................           600        40,350
America Online, Inc.(b).................           600        45,262
Art Technology Group, Inc.(b)...........           500        65,000
Aspect Development, Inc.(b).............           500        34,250
BroadVision, Inc.(b)....................           400        68,025
Clarify, Inc. (b).......................           400        50,400
F5 Networks, Inc.(b)....................           300        34,200
Geoworks Corp.(b).......................         2,800        46,900
ISS Group, Inc.(b)......................         1,000        71,125
Inet Technolgies, Inc.(b)...............           600        41,925
Informix Corp.(b).......................           100         1,137
InfoSpace.com, Inc.(b)..................           300        64,200
Interliant, Inc.(b).....................         1,300        33,800
                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
Legato Systems, Inc.(b).................           700  $     48,169
Mercury Computer Systems, Inc.(b).......         1,400        49,000
Microsoft Corp.(b)......................           800        93,400
Network Solutions, Inc.(b)..............           200        43,512
ONYX Software Corp.(b)..................         1,000        37,000
Oracle Corp.(b).........................           300        33,619
Razorfish, Inc.(b)......................           600        57,075
Remedy Corp.(b).........................         1,100        52,112
Sapient Corp.(b)........................           400        56,375
Siebel Systems, Inc. (b)................           900        75,600
Software.com, Inc.(b)...................           600        57,600
Sybase, Inc.(b).........................           100         1,700
TIBCO Software, Inc.(b).................           300        45,900
VERITAS Software Corp.(b)...............         1,200       171,750
VeriSign, Inc.(b).......................           300        57,225
WebTrends Corp.(b)......................           700        56,700
Yahoo!, Inc.(b).........................           300       129,806
i2 Technologies, Inc.(b)................           300        58,500
pcOrder.com, Inc. (b)...................           900        45,900
                                                        ------------
                                                           1,817,773
                                                        ------------

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.0%
Fossil, Inc.(b).........................            50         1,156

CONSUMER FINANCE--0.3%
AmeriCredit Corp.(b)....................           100         1,850
MBNA Corp...............................         2,100        57,225
PMI Group, Inc. (The)...................            50         2,441
Providian Financial Corp................            50         4,553
                                                        ------------
                                                              66,069
                                                        ------------

CONTAINERS (METAL & GLASS)--0.1%
Ball Corp...............................           700        27,562

DISTRIBUTORS (FOOD & HEALTH)--0.1%
SUPERVALU, Inc..........................         1,471        29,420

ELECTRIC COMPANIES--2.6%
Avista Corp.............................         1,600        24,700
Constellation Energy Group..............           700        20,300
DTE Energy Co...........................           700        21,962
Edison International....................           900        23,569
Energy East Corp........................         1,800        37,462
Entergy Corp............................           900        23,175
FirstEnergy Corp........................           800        18,150
GPU, Inc.(c)............................         5,500       164,656
Northeast Utilities.....................         1,900        39,069
Public Service Company of New Mexico....         2,600        42,250

48                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
ELECTRIC COMPANIES--CONTINUED
Public Service Enterprise Group, Inc....           800  $     27,850
Texas Utilities Co......................           700        24,894
Unicom Corp.............................           700        23,450
UtiliCorp United, Inc...................         1,250        24,297
Wisconsin Energy Corp...................           900        17,325
                                                        ------------
                                                             533,109
                                                        ------------

ELECTRICAL EQUIPMENT--2.0%
AVX Corp................................         1,200        59,925
Advanced Energy Industries, Inc.(b).....           900        44,325
American Power Conversion Corp.(b)......         2,700        71,212
C-COR.net Corp.(b)......................           700        53,637
Flextronics International Ltd.(b).......         1,200        55,200
Molex, Inc..............................           700        39,681
Rockwell International Corp.............           500        23,937
Sensormatic Electronics Corp.(b)........           100         1,744
Zomax, Inc.(b)..........................         1,200        54,300
                                                        ------------
                                                             403,961
                                                        ------------
ELECTRONICS (INSTRUMENTATION)--0.7%
Newport Corp............................           900        41,175
Optical Coating Laboratory, Inc.........           200        59,200
Photon Dynamics, Inc.(b)................         1,000        38,750
                                                        ------------
                                                             139,125
                                                        ------------
ELECTRONICS (SEMICONDUCTORS)--4.8%
Adaptec, Inc.(b)........................           700        34,912
Amkor Technology, Inc.(b)...............         1,900        53,675
Analog Devices, Inc.(b).................           600        55,800
Applied Micro Circuits Corp.(b).........           800       101,800
Broadcom Corp. Class A(b)...............           200        54,475
Cree Research, Inc.(b)..................           700        59,762
Dallas Semiconductor Corp...............           700        45,106
E-Tek Dynamics, Inc.(b).................           500        67,312
Intel Corp..............................           500        41,156
Linear Technology Corp..................           600        42,937
Maxim Integrated Products, Inc.(b)......         1,600        75,500
Microchip Technology, Inc.(b)...........         1,200        82,125
QLogic Corp.(c).........................           900       143,887
Semtech Corp.(b)........................           700        36,487
Xilinx, Inc.(b).........................         1,800        81,844
                                                        ------------
                                                             976,778
                                                        ------------

ENTERTAINMENT--0.2%
Time Warner, Inc........................           600        43,463
                                               SHARES      VALUE
                                              --------  ------------

EQUIPMENT (SEMICONDUCTOR)--1.2%
Cymer, Inc.(b)..........................           800  $     36,800
Helix Technology Corp.(b)...............           800        35,850
Teradyne, Inc.(c).......................         2,700       178,200
                                                        ------------
                                                             250,850
                                                        ------------

FINANCIAL (DIVERSIFIED)--0.9%
Ambac Financial Group, Inc..............           300        15,656
CIT Group, Inc. (The) Class A...........         1,100        23,238
Citigroup, Inc..........................           750        41,672
Fannie Mae..............................           600        37,463
Financial Security Assurance Holdings
Ltd.(c).................................           500        26,063
Freddie Mac.............................           800        37,650
                                                        ------------
                                                             181,742
                                                        ------------

FOODS--0.2%
Hormel Foods Corp.......................         1,000        40,625
IBP, Inc................................           100         1,800
International Home Foods, Inc.(b).......           100         1,738
                                                        ------------
                                                              44,163
                                                        ------------

GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
Harrah's Entertainment, Inc.(b).........           100         2,644
Station Casinos, Inc.(b)................           100         2,244
                                                        ------------
                                                               4,888
                                                        ------------

GOLD & PRECIOUS METALS MINING--0.1%
Homestake Mining Co.....................         3,500        27,344

HEALTH CARE (DIVERSIFIED)--0.4%
Allergan, Inc...........................         1,300        64,675
Mallinckrodt, Inc.......................           800        25,450
                                                        ------------
                                                              90,125
                                                        ------------

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.2%
Pfizer, Inc.............................         1,200        38,925

HEALTH CARE (GENERIC AND OTHER)--0.2%
Jones Pharma, Inc.......................           900        39,094

HEALTH CARE (MANAGED CARE)--0.1%
Aetna, Inc..............................           500        27,906

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.3%
Affymetrix, Inc.(b).....................           400        67,875

HOMEBUILDING--0.3%
Kaufman and Broad Home Corp.............         1,100        26,606

                       See Notes to Financial Statements                      49

Phoenix-Zweig Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
HOMEBUILDING--CONTINUED
Pulte Corp..............................         1,200  $     27,000
                                                        ------------
                                                              53,606
                                                        ------------

HOUSEHOLD FURNISHINGS & APPLIANCES--0.2%
Furniture Brands International,
Inc.(b).................................           100         2,200
U.S. Industries, Inc....................         1,400        19,600
Whirlpool Corp..........................           400        26,025
                                                        ------------
                                                              47,825
                                                        ------------

HOUSEHOLD PRODUCTS (NON-DURABLE)--0.0%
Church & Dwight Co., Inc................           100         2,669
HOUSEWARES--0.0%
Tupperware Corp.........................           100         1,694

INSURANCE (MULTI-LINE)--0.3%
American International Group, Inc.......           400        43,250
Loews Corp..............................           400        24,275
                                                        ------------
                                                              67,525
                                                        ------------

INSURANCE (PROPERTY-CASUALTY)--0.8%
Enhance Financial Services Group,
Inc.....................................         1,500        24,375
Fremont General Corp....................           400         2,950
HCC Insurance Holdings, Inc.............         1,200        15,825
St. Paul Cos., Inc. (The)...............           700        23,581
Travelers Property Casualty Corp. Class
A.......................................         3,000       102,750
                                                        ------------
                                                             169,481
                                                        ------------

INSURANCE BROKERS--0.3%
Aon Corp................................         1,400        56,000

INVESTMENT BANKING/BROKERAGE--1.1%
AXA Financial, Inc......................         1,200        40,650
Bear Stearns Cos., Inc. (The)...........         2,124        90,801
Lehman Brothers Holdings, Inc...........         1,200       101,625
                                                        ------------
                                                             233,076
                                                        ------------
IRON & STEEL--0.1%
AK Steel Holding Corp...................         1,400        26,425

LEISURE TIME (PRODUCTS)--0.1%
Brunswick Corp..........................         1,100        24,475

MACHINERY (DIVERSIFIED)--0.3%
Manitowoc Co., Inc. (The)...............            50         1,700
Milacron, Inc...........................         1,700        26,138
                                               SHARES      VALUE
                                              --------  ------------
MACHINERY (DIVERSIFIED)--CONTINUED
Tecumseh Products Co. Class A...........           500  $     23,594
                                                        ------------
                                                              51,432
                                                        ------------

MANUFACTURING (DIVERSIFIED)--0.9%
Danaher Corp............................           900        43,425
GenCorp, Inc............................         1,800        17,775
Honeywell International, Inc............           700        40,381
Johnson Controls, Inc...................           700        39,813
Trinity Industries, Inc.................           900        25,594
United Dominion Industries Ltd..........         1,300        25,919
                                                        ------------
                                                             192,907
                                                        ------------

MANUFACTURING (SPECIALIZED)--0.3%
CTS Corp................................           600        45,225
Donaldson Co., Inc......................           100         2,406
United Stationers, Inc.(b)..............           100         2,856
                                                        ------------
                                                              50,487
                                                        ------------

METALS MINING--0.2%
Freeport-McMoRan Copper & Gold,
Inc.(b).................................         2,100        44,363

NATURAL GAS--0.1%
Equitable Resources, Inc................           700        23,363

OFFICE EQUIPMENT & SUPPLIES--0.1%
Wallace Computer Services, Inc..........           900        14,963

OIL & GAS (EXPLORATION & PRODUCTION)--0.3%
Apache Corp.............................           700        25,856
Kerr-McGee Corp.........................           400        24,800
Pioneer Natural Resources Co.(b)........           200         1,788
Vintage Petroleum, Inc.(b)..............           100         1,206
                                                        ------------
                                                              53,650
                                                        ------------

OIL (DOMESTIC INTEGRATED)--0.1%
Amerada Hess Corp.......................           400        22,700
Occidental Petroleum Corp...............           100         2,163
                                                        ------------
                                                              24,863
                                                        ------------

PAPER & FOREST PRODUCTS--0.5%
Boise Cascade Corp......................           700        28,350
Georgia-Pacific Group...................           500        25,375
Louisiana-Pacific Corp..................         1,300        18,525
Potlatch Corp...........................           600        26,775
                                                        ------------
                                                              99,025
                                                        ------------

50                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
PHOTOGRAPHY/IMAGING--0.1%
IKON Office Solutions, Inc..............         4,100  $     27,931
REITS--4.4%
AMB Property Corp.......................           300         5,981
Apartment Investment & Management Co....           700        27,869
Arden Realty, Inc.......................         1,200        24,075
Brandywine Realty Trust.................         1,500        24,563
CBL & Associates Properties, Inc........         1,300        26,813
Cabot Industrial Trust..................           500         9,188
Camden Property Trust...................           500        13,688
CarrAmerica Realty Corp.................         1,300        27,463
Colonial Properties Trust...............         1,000        23,188
Crescent Real Estate Equities Co........         4,600        84,525
Duke-Weeks Realty Corp..................         3,100        60,450
Equity Office Properties Trust..........         1,000        24,625
Equity Residential Properties Trust.....         2,000        85,375
Federal Realty Investment Trust.........           500         9,406
First Industrial Realty Trust, Inc......           900        24,694
Franchise Finance Corporation of
America.................................         1,100        26,331
General Growth Properties, Inc..........           500        14,000
Highwoods Properties, Inc...............         1,100        25,575
Kilroy Realty Corp......................         1,100        24,200
Liberty Property Trust..................         1,100        26,675
Macerich Co. (The)......................           700        14,569
Mack-Cali Realty Corp...................           400        10,425
MeriStar Hospitality Corp...............         1,500        24,000
ProLogis Trust..........................         4,570        87,973
Public Storage, Inc.....................         1,100        24,956
Reckson Associates Realty Corp..........         1,200        24,600
Rouse Co. (The).........................         1,200        25,500
Spieker Properties, Inc.................           700        25,506
Storage USA, Inc........................           800        24,200
Taubman Centers, Inc....................         1,900        20,425
United Dominion Realty Trust, Inc.......         2,500        24,688
                                                        ------------
                                                             895,526
                                                        ------------

RESTAURANTS--0.1%
Brinker International, Inc.(b)..........           100         2,400
CEC Entertainment, Inc.(b)..............           100         2,838
Darden Restaurants, Inc.................           100         1,813
Jack in the Box, Inc.(b)................           100         2,069
Ruby Tuesday, Inc.......................           100         1,819
                                                        ------------
                                                              10,939
                                                        ------------

RETAIL (BUILDING SUPPLIES)--0.3%
Home Depot, Inc. (The)..................           600        41,138
                                               SHARES      VALUE
                                              --------  ------------
RETAIL (BUILDING SUPPLIES)--CONTINUED
Hughes Supply, Inc......................         1,050  $     22,641
                                                        ------------
                                                              63,779
                                                        ------------

RETAIL (DISCOUNTERS)--0.0%
Ross Stores, Inc........................           100         1,794

RETAIL (GENERAL MERCHANDISE)--0.5%
Wal-Mart Stores, Inc....................         1,500       103,688

RETAIL (HOME SHOPPING)--0.4%
CDW Computer Centers, Inc.(b)...........         1,100        86,488

RETAIL (SPECIALTY)--1.1%
Linens 'n Things, Inc.(b)...............           100         2,963
Pep Boys-Manny, Moe & Jack (The)........         2,100        19,163
Tiffany & Co............................         2,300       205,275
                                                        ------------
                                                             227,401
                                                        ------------

RETAIL (SPECIALTY-APPAREL)--0.8%
American Eagle Outfitters, Inc.(b)......         1,800        81,000
Burlington Coat Factory Warehouse
Corp....................................           100         1,388
Pacific Sunwear of California,
Inc.(b).................................         2,600        83,688
                                                        ------------
                                                             166,076
                                                        ------------

SAVINGS & LOAN COMPANIES--0.7%
Bank United Corp. Class A...............           600        16,350
Dime Bancorp, Inc.......................         1,600        24,200
Golden State Bancorp, Inc.(b)...........           100         1,725
GreenPoint Financial Corp...............         1,600        38,100
Sovereign Bancorp, Inc..................         5,400        40,247
Webster Financial Corp..................         1,100        25,919
                                                        ------------
                                                             146,541
                                                        ------------

SERVICES (COMMERCIAL & CONSUMER)--0.6%
Braun Consulting, Inc.(b)...............           700        50,050
Diamond Technology Partners, Inc.(b)....           300        25,781
Macrovision Corp.(b)....................           500        37,000
                                                        ------------
                                                             112,831
                                                        ------------

SERVICES (COMPUTER SYSTEMS)--0.3%
Lightbridge, Inc.(b)....................         1,900        52,725

SERVICES (DATA PROCESSING)--0.2%
Paychex, Inc............................           900        36,000

SHIPPING--0.3%
Alexander & Baldwin, Inc................           400         9,125

                       See Notes to Financial Statements                      51

Phoenix-Zweig Growth & Income Fund

                                               SHARES      VALUE
                                              --------  ------------
SHIPPING--CONTINUED
Royal Caribbean Cruises Ltd.............           900  $     44,381
                                                        ------------
                                                              53,506
                                                        ------------
SPECIALTY PRINTING--0.3%
Banta Corp..............................         1,100        24,819
Topps Co., Inc. (The)(b)................         2,800        29,050
                                                        ------------
                                                              53,869
                                                        ------------

STRIP CENTERS--0.1%
Developers Diversified Realty Corp......         1,500        19,313

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.3%
Powerwave Technologies, Inc.(b).........           900        52,538

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
Network Plus Corp.(b)...................         2,400        50,400

TEXTILES (APPAREL)--0.0%
Quicksilver, Inc.(b)....................           100         1,550
Tommy Hilfiger Corp.(b).................           100         2,331
                                                        ------------
                                                               3,881
                                                        ------------
TEXTILES (HOME FURNISHINGS)--0.3%
Springs Industries, Inc. Class A........         1,300        51,919

TRUCKERS --0.9%
USFreightways Corp......................         3,700       177,138

TRUCKS & PARTS--0.3%
Cummins Engine Co., Inc.................           600        28,988
PACCAR, Inc.(c).........................           600        26,588
                                                        ------------
                                                              55,576
                                                        ------------
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $9,979,104)                              10,578,294
- --------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.2%

ALUMINUM--0.5%
Alcan Aluminum Ltd. (Canada)............         2,200        90,612

AUTO PARTS & EQUIPMENT--0.1%
Magna International, Inc. (Canada)......           600        25,425
COMMUNICATIONS EQUIPMENT--0.3%
AudioCodes Ltd. (Israel)(b).............           700        64,400
COMPUTERS (SOFTWARE & SERVICES)--1.1%
Business Objects SA Sponsored ADR
(France)(b).............................           400        53,450
                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
IONA Technologies PLC ADR
(Ireland)(b)............................         1,400  $     76,300
Infosys Technologies Ltd. Sponsored ADR
(India).................................           200        66,000
Internet Gold (Israel)(b)...............         1,700        37,825
                                                        ------------
                                                             233,575
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--0.2%
ARM Holdings PLC Sponsored ADR (United
Kingdom)(b).............................           200        38,300

HOMEBUILDING--0.1%
Trizec Hahn Corp. (Canada)..............         1,400        23,625

MANUFACTURING (DIVERSIFIED)--0.2%
Gucci Group (Netherlands)...............           300        34,350

OIL (INTERNATIONAL INTEGRATED)--0.1%
YPF Sociedad Anonima Sponsored ADR
(Argentina).............................           500        18,469

RAILROADS--0.3%
Canadian National Railway Co.
(Canada)................................           900        23,681
Canadian Pacific Ltd. (Canada)..........         1,800        38,813
                                                        ------------
                                                              62,494
                                                        ------------

TELECOMMUNICATIONS (LONG DISTANCE)--0.3%
COLT Telecom Group PLC Sponsored ADR
(United Kingdom)(b).....................           300        61,200
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $591,136)                                   652,450
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--55.0%
(IDENTIFIED COST $10,570,240)                             11,230,744
- --------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)
                                              --------
SHORT-TERM OBLIGATIONS--45.0%

U.S. GOVERNMENT SECURITIES--0.5%
U.S. Treasury Bill 5.05%, 2/3/00(c).....      $    100        99,537

FEDERAL AGENCY SECURITIES--29.3%
FHLB Discount Corp. 5.73%, 1/14/00......         3,000     2,993,793
Fannie Mae Discount Note 5.73%,
1/14/00.................................         3,000     2,993,792
                                                        ------------
                                                           5,987,585
                                                        ------------

52                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
REPURCHASE AGREEMENT--15.2%
Morgan Stanley & Co., Inc. repurchase
agreement, 2.75%, dated 12/31/99 due
1/3/00, repurchase price $3,122,715
collateralized by Fannie Mae Bonds 6.50%
to 10%, 5/1/12 - 8/1/29, market value
$3,216,510..............................      $  3,122  $  3,122,000
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $9,209,122)                               9,209,122
- --------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $19,779,362)                             20,439,866(a)
Cash and receivables, less liabilities--(0.0%)                (7,354)
                                                        ------------
NET ASSETS--100.0%                                      $ 20,432,512
                                                        ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,195,804 and gross depreciation of $770,178 for federal income tax purposes. At December 31,1999, the aggregate cost of securities for federal income tax purposes was $20,014,240.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value,
  exclusive of repurchase agreement
  (Identified cost $16,657,362)       $17,317,866
Repurchase agreement, at value
  (Identified cost $3,122,000)          3,122,000
Cash                                        7,273
Receivables
  Fund shares sold                         71,424
  Dividends and interest                   25,810
Deferred organization expenses              9,785
Prepaid expenses and other assets           1,462
                                      -----------
    Total assets                       20,555,620
                                      -----------
LIABILITIES
Payables
  Fund shares repurchased                  37,790
  Transfer agent fee                       24,858
  Distribution fee                         13,831
  Investment advisory fee                  12,978
  Custodian fee                            11,405
  Professional fee                         10,258
  Financial agent fee                       3,021
  Trustees' fee                             1,046
Accrued expenses                            7,921
                                      -----------
    Total liabilities                     123,108
                                      -----------
NET ASSETS                            $20,432,512
                                      ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                 $20,404,448
Distributions in excess of net
  investment income                       (17,114)
Accumulated net realized loss            (624,001)
Net unrealized appreciation               669,179
                                      -----------
NET ASSETS                            $20,432,512
                                      ===========
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $3,393,115)                      279,656
Net asset value per share                  $12.13
Offering price per share
  $12.13/(1-5.50%)                         $12.84
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $9,684,225)                      797,551
Net asset value and offering price
  per share                                $12.14
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $5,506,793)                      453,083
Net asset value and offering price
  per share                                $12.15
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $1,848,379)                      151,809
Net asset value and offering price
  per share                                $12.18

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Interest                               $  479,995
Dividend                                  415,016
Foreign taxes withheld                     (1,207)
                                       ----------
    Total investment income               893,804
                                       ----------
EXPENSES
Investment advisory fee                   214,196
Distribution fee, Class A                  15,343
Distribution fee, Class B                 123,882
Distribution fee, Class C                  92,659
Financial agent fee                        20,031
Custodian                                  69,882
Transfer agent                             58,651
Registration                               33,425
Professional                               10,824
Amortization of deferred organization
  expenses                                  5,139
Printing                                    4,942
Trustees                                    4,594
Miscellaneous                               8,784
                                       ----------
    Total expenses                        662,352
                                       ----------
NET INVESTMENT INCOME                     231,452
                                       ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities           973,288
Net realized gain on futures
  contracts                               303,893
Net change in unrealized appreciation
  (depreciation) on investments        (1,869,768)
                                       ----------
NET LOSS ON INVESTMENTS                  (592,587)
                                       ----------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $ (361,135)
                                       ==========

54                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                 12/31/99       12/31/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $   231,452    $   124,963
  Net realized gain (loss)                                        1,277,181       (567,944)
  Net change in unrealized appreciation (depreciation)           (1,869,768)    (1,295,279)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     (361,135)    (1,738,260)
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                    (66,509)       (67,615)
  Net investment income, Class B                                    (85,176)       (24,563)
  Net investment income, Class C                                    (39,823)       (21,813)
  Net investment income, Class I                                    (35,875)       (18,784)
  Net realized gains, Class A                                      (302,474)            --
  Net realized gains, Class B                                      (876,208)            --
  Net realized gains, Class C                                      (539,738)            --
  Net realized gains, Class I                                      (156,842)            --
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (2,102,645)      (132,775)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (20,588 and 384,281 shares,
    respectively)                                                   271,536      5,228,285
  Net asset value of shares issued from reinvestment of
    distributions
    (29,156 and 4,346 shares, respectively)                         345,397         59,713
  Cost of shares repurchased (380,081 and 276,404 shares,
    respectively)                                                (4,983,646)    (3,660,309)
                                                                -----------    -----------
Total                                                            (4,366,713)     1,627,689
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (52,764 and 501,874 shares,
    respectively)                                                   684,195      7,079,169
  Net asset value of shares issued from reinvestment of
    distributions
    (66,723 and 1,278 shares, respectively)                         782,620         17,536
  Cost of shares repurchased (547,967 and 145,254 shares,
    respectively)                                                (7,095,775)    (1,872,589)
                                                                -----------    -----------
Total                                                            (5,628,960)     5,224,116
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (71,824 and 518,964 shares,
    respectively)                                                   919,029      7,191,191
  Net asset value of shares issued from reinvestment of
    distributions
    (45,958 and 1,309 shares, respectively)                         538,304         18,020
  Cost of shares repurchased (738,676 and 432,508 shares,
    respectively)                                                (9,519,002)    (5,559,832)
                                                                -----------    -----------
Total                                                            (8,061,669)     1,649,379
                                                                -----------    -----------
CLASS I
  Proceeds from sales of shares (17,995 and 0 shares,
    respectively)                                                   228,000             --
  Net asset value of shares issued from reinvestment of
    distributions
    (16,206 and 1,365 shares, respectively)                         192,711         18,783
  Cost of shares repurchased (6,202 and 0 shares,
    respectively)                                                   (83,117)            --
                                                                -----------    -----------
Total                                                               337,594         18,783
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS     (17,719,748)     8,519,967
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                         (20,183,528)     6,648,932
NET ASSETS
  Beginning of period                                            40,616,040     33,967,108
                                                                -----------    -----------
  END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET
    INVESTMENT INCOME OF
    ($17,114) AND ($10,657), RESPECTIVELY]                      $20,432,512    $40,616,040
                                                                ===========    ===========

                       See Notes to Financial Statements                      55

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS A
                                                                  -----------------------------------------------------
                                                                                                               FROM
                                                                         YEAR ENDED DECEMBER 31              INCEPTION
                                                                  ------------------------------------      11/26/96 TO
                                                                    1999          1998          1997         12/31/96
Net asset value, beginning of period                               $13.40        $13.73        $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.17(6)       0.11          0.24            0.01
  Net realized and unrealized gain (loss)                           (0.08)        (0.33)         2.36            0.03
                                                                   ------        ------        ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.09         (0.22)         2.60            0.04
                                                                   ------        ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.21)        (0.11)        (0.24)          (0.01)
  Dividends from net realized gains                                 (1.15)           --            --              --
                                                                   ------        ------        ------          ------
      TOTAL DISTRIBUTIONS                                           (1.36)        (0.11)        (0.24)          (0.01)
                                                                   ------        ------        ------          ------
Change in net asset value                                           (1.27)        (0.33)         2.36            0.03
                                                                   ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD                                     $12.13        $13.40        $13.73          $11.37
                                                                   ======        ======        ======          ======
Total return(1)                                                      1.09%        (1.61)%       23.12%           0.39%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $3,393        $8,172        $6,836          $2,508

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                 1.80%         1.56 %(4)     1.30%(4)        1.30%(2)(4)
  Net investment income                                              1.28%         0.82 %        2.26%           1.47%(2)
Portfolio turnover                                                    193%          152 %         120%              2%

                                                                                         CLASS B
                                                                  -----------------------------------------------------
                                                                                                               FROM
                                                                         YEAR ENDED DECEMBER 31              INCEPTION
                                                                  ------------------------------------      11/26/96 TO
                                                                    1999          1998          1997         12/31/96
Net asset value, beginning of period                               $13.39       $ 13.73       $ 11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.08(6)       0.02          0.16            0.01
  Net realized and unrealized gain (loss)                           (0.08)        (0.34)         2.36            0.03
                                                                   ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.00         (0.32)         2.52            0.04
                                                                   ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.10)        (0.02)        (0.16)          (0.01)
  Dividends from net realized gains                                 (1.15)           --            --              --
                                                                   ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                                           (1.25)        (0.02)        (0.16)          (0.01)
                                                                   ------       -------       -------          ------
Change in net asset value                                           (1.25)        (0.34)         2.36            0.03
                                                                   ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                                     $12.14       $ 13.39       $ 13.73          $11.37
                                                                   ======       =======       =======          ======
Total return(1)                                                      0.42%        (2.33)%       22.29%           0.33%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $9,684       $16,416       $11,920          $2,693

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                 2.51%         2.26 %(5)     2.00%(5)        2.00%(2)(5)
  Net investment income                                              0.64%         0.12 %        1.56%           0.77%(2)
Portfolio turnover                                                    193%          152 %         120%              2%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.61%, 2.00% and 3.37% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6) Computed using average shares outstanding.

56                     See Notes to Financial Statements

Phoenix-Zweig Growth & Income Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS C
                                                                  -----------------------------------------------------
                                                                                                               FROM
                                                                         YEAR ENDED DECEMBER 31              INCEPTION
                                                                  ------------------------------------      11/26/96 TO
                                                                    1999          1998          1997         12/31/96
Net asset value, beginning of period                               $13.37       $ 13.71       $ 11.38          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.08(6)       0.02          0.17            0.01
  Net realized and unrealized gain (loss)                           (0.07)        (0.34)         2.33            0.04
                                                                   ------       -------       -------          ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.01         (0.32)         2.50            0.05
                                                                   ------       -------       -------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.08)        (0.02)        (0.17)          (0.01)
  Dividends from net realized gains                                 (1.15)           --            --              --
                                                                   ------       -------       -------          ------
      TOTAL DISTRIBUTIONS                                           (1.23)        (0.02)        (0.17)          (0.01)
                                                                   ------       -------       -------          ------
Change in net asset value                                           (1.22)        (0.34)         2.33            0.04
                                                                   ------       -------       -------          ------
NET ASSET VALUE, END OF PERIOD                                     $12.15       $ 13.37       $ 13.71          $11.38
                                                                   ======       =======       =======          ======
Total return(1)                                                      0.45%        (2.34)%       22.15%           0.42%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $5,507       $14,364       $13,525          $4,509

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                 2.50%         2.26 %(4)     2.00%(4)        2.00%(2)(4)
  Net investment income                                              0.60%         0.12 %        1.56%           0.77%(2)
Portfolio turnover                                                    193%          152 %         120%              2%

                                                                                         CLASS I
                                                                  -----------------------------------------------------
                                                                                                               FROM
                                                                         YEAR ENDED DECEMBER 31              INCEPTION
                                                                  ------------------------------------      11/26/96 TO
                                                                    1999          1998          1997         12/31/96
Net asset value, beginning of period                               $13.44        $13.77        $11.37          $11.34
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                       0.23(6)       0.15          0.24            0.02
  Net realized and unrealized gain (loss)                           (0.09)        (0.33)         2.40            0.03
                                                                   ------        ------        ------          ------
      TOTAL FROM INVESTMENT OPERATIONS                               0.14         (0.18)         2.64            0.05
                                                                   ------        ------        ------          ------
LESS DISTRIBUTIONS
  Dividends from net investment income                              (0.25)        (0.15)        (0.24)          (0.02)
  Dividends from net realized gains                                 (1.15)           --            --              --
                                                                   ------        ------        ------          ------
      TOTAL DISTRIBUTIONS                                           (1.40)        (0.15)        (0.24)          (0.02)
                                                                   ------        ------        ------          ------
Change in net asset value                                           (1.26)        (0.33)         2.40            0.03
                                                                   ------        ------        ------          ------
NET ASSET VALUE, END OF PERIOD                                     $12.18        $13.44        $13.77          $11.37
                                                                   ======        ======        ======          ======
Total return(1)                                                      1.46%        (1.31)%       23.42%           0.41%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $1,848        $1,664        $1,686            $101

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                 1.54%         1.26 %(5)     1.00%(5)        1.00%(2)(5)
  Net investment income                                              1.72%         1.12 %        2.56%           1.77%(2)
Portfolio turnover                                                    193%          152 %         120%              2%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.31%, 2.70% and 4.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.31%, 1.70% and 3.07% for the periods ended December 31, 1998, 1997 and 1996, respectively.
(6) Computed using average shares outstanding.

                       See Notes to Financial Statements                      57

Phoenix-Zweig Managed Assets

                         INVESTMENTS AT DECEMBER 31, 1999


                                                  SHARES         VALUE
                                              --------------  ------------
COMMON STOCKS--18.6%

UNITED STATES--18.6%
AFLAC, Inc. (Insurance (Life/Health))...              12,000  $    566,250
AT&T Corp. (Telecommunications (Long
Distance))..............................              62,000     3,146,500

Alberto-Culver Co. Class B (Personal
Care)...................................              13,000       335,563
Alcoa, Inc. (Aluminum)..................              12,000       996,000
Allergan, Inc. (Health Care
(Diversified))..........................              24,000     1,194,000
Amgen, Inc. (Biotechnology)(b)..........              24,000     1,441,500
Bear Stearns Cos., Inc. (The)
(Investment Banking/Brokerage)..........               5,250       224,438

Bell Atlantic Corp. (Telephone).........              30,720     1,891,200
Biogen, Inc. (Biotechnology)(b).........              20,000     1,690,000
Brinker International, Inc.
(Restaurants)(b)........................              20,000       480,000
Brunswick Corp. (Leisure Time
(Products)).............................              37,000       823,250
CBS Corp. (Broadcasting (Television,
Radio & Cable))(b)......................               9,000       575,437

CIGNA Corp. (Insurance (Multi-Line))....               8,000       644,500
CNF Transportation, Inc. (Air
Freight)................................               9,000       310,500
Chase Manhattan Corp. (The) (Banks
(Money Center)).........................              37,000     2,874,437

Colgate-Palmolive Co. (Household
Products (Non-Durable)).................              40,000     2,600,000

Computer Sciences Corp. (Services
(Computer Systems))(b)..................               8,000       757,000

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

Consolidated Natural Gas Co. (Natural
Gas)....................................              20,000  $  1,298,750
Coors (Adolph) Co. Class B (Beverages
(Alcoholic))............................               9,000       472,500

Diamond Offshore Drilling, Inc. (Oil &
Gas (Drilling & Equipment)).............              25,000       764,063

Dow Chemical Co. (The) (Chemicals)......              18,000     2,405,250
Exxon Mobil Corp. (Oil (International
Integrated))............................               9,000       725,063

Fannie Mae (Financial (Diversified))....              12,000       749,250
Federated Department Stores, Inc.
(Retail (Department Stores))(b).........              56,000     2,831,500

FleetBoston Financial Corp. (Banks
(Major Regional)).......................              45,000     1,566,562

Freeport-McMoRan Copper & Gold, Inc.
(Metals Mining)(b)......................              23,000       485,875

General Electric Co. (Electrical
Equipment)..............................               9,000     1,392,750
General Motors Corp. (Automobiles)......              10,000       726,875
Halliburton Co. (Oil & Gas (Drilling &
Equipment)).............................              11,000       442,750

Harrah's Entertainment, Inc. (Gaming,
Lottery & Pari-mutuel Companies)(b).....              29,000       766,687

Hewlett-Packard Co. (Computers
(Hardware)).............................              20,000     2,278,750

60                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets


                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED
Honeywell International, Inc.
(Manufacturing (Diversified))...........              32,000  $  1,846,000

Household International, Inc. (Consumer
Finance)................................              12,599       469,313

IBP, Inc. (Foods).......................              46,000       828,000
Intel Corp. (Electronics
(Semiconductors)).......................              39,000     3,210,187
International Business Machines Corp.
(Computers (Hardware))..................              33,000     3,564,000

Interpublic Group of Companies, Inc.
(The) (Services
(Advertising/Marketing))................               8,000       461,500

Johnson & Johnson (Health Care
(Diversified))..........................               9,000       838,125

Kimberly-Clark Corp. (Household Products
(Non-Durable))..........................               4,000       261,000

Kmart Corp. (Retail (General
Merchandise))(b)........................              40,000       402,500
Knight-Ridder, Inc. (Publishing
(Newspapers))...........................               5,000       297,500
Limited, Inc. (The) (Retail
(Specialty-Apparel))....................              30,000     1,299,375
Lucent Technologies, Inc.
(Communications Equipment)..............              26,000     1,945,125

Merck & Co., Inc. (Health Care
(Drugs-Major Pharmaceuticals))..........              50,000     3,353,125

Merrill Lynch & Co., Inc. (Investment
Banking/Brokerage)......................               2,000       167,000

Microsoft Corp. (Computers (Software &
Services))(b)...........................               8,000       934,000

Minnesota Mining and Manufacturing Co.
(Manufacturing (Diversified))...........              13,000     1,272,375

Morgan Stanley Dean Witter & Co.
(Financial (Diversified))...............               7,000       999,250

Navistar International Corp. (Trucks &
Parts)..................................              14,000       663,250
New York Times Co. (The) Class A
(Publishing (Newspapers))...............              28,000     1,375,500

Newmont Mining Corp. (Gold & Precious
Metals Mining)..........................              19,000       465,500

                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED

Oracle Corp. (Computers (Software &
Services))(b)...........................              69,000  $  7,732,312

PNC Bank Corp. (Banks (Major
Regional))..............................              50,000     2,225,000
Pfizer, Inc. (Health Care (Drugs-Major
Pharmaceuticals)).......................              21,000       681,187

Phillips Petroleum Co. (Oil (Domestic
Integrated))............................              45,000     2,115,000

Procter & Gamble Co. (The) (Household
Products (Non-Durable)).................              21,000     2,300,813

SBC Communications, Inc. (Telephone)....              40,796     1,988,805
SUPERVALU, Inc. (Distributors (Food &
Health))................................              13,000       260,000

Schering-Plough Corp. (Health Care
(Drugs-Major Pharmaceuticals))..........              40,000     1,687,500

Scientific-Atlanta, Inc. (Communications
Equipment)..............................              22,000     1,223,750

Springs Industries, Inc. Class A
(Textiles (Home Furnishings))...........              13,000       519,188

TJX Cos., Inc. (The) (Retail (Specialty-
Apparel))...............................              26,000       531,375

Texaco, Inc. (Oil (International
Integrated))............................              29,000     1,575,063
Tidewater, Inc. (Oil & Gas (Drilling &
Equipment)).............................              35,000     1,260,000

U S West, Inc. (Telephone)..............              30,000     2,160,000
UAL Corp. (Airlines)(b).................               6,000       465,375
USX-U.S. Steel Group (Iron & Steel).....              10,000       330,000
Union Carbide Corp. (Chemicals).........               5,000       333,750
United States Cellular Corp.
(Telecommunications
(Cellular/Wireless))(b).................              38,000     3,835,625

Unocal Corp. (Oil & Gas (Exploration &
Production))............................              20,000       671,250

UtiliCorp United, Inc. (Electric
Companies)..............................              32,000       622,000
Viacom, Inc. Class B
(Entertainment)(b)......................              18,000     1,087,875
Weyerhaeuser Co. (Paper & Forest
Products)...............................               5,000       359,063

                       See Notes to Financial Statements                      61

Phoenix-Zweig Managed Assets


                                                  SHARES         VALUE
                                              --------------  ------------
UNITED STATES--CONTINUED
Whirlpool Corp. (Household Furnishings &
Appliances).............................              23,000  $  1,496,437
                                                              ------------
                                                                97,571,193
                                                              ------------
- --------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $60,312,608)                                   97,571,193
- --------------------------------------------------------------------------

FOREIGN COMMON STOCKS--23.8%

AUSTRALIA--2.0%
Brambles Industries Ltd. (Services
(Commercial & Consumer))................              33,860       937,069

Cable & Wireless Optus Ltd.
(Telephone)(b)..........................             385,900     1,290,500
Colonial Ltd. (Financial
(Diversified))..........................             109,500       489,922
Commonwealth Bank of Australia (Banks
(Major Regional)).......................             155,000     2,671,132

Lend Lease Corp., Ltd. (Financial
(Diversified))..........................              67,000       939,365

Publishing & Broadcasting Ltd.
(Broadcasting (Television, Radio &
Cable)).................................             144,000     1,100,291
Rio Tinto Ltd. (Metals Mining)..........              31,600       679,327
TAB Ltd. (Gaming, Lottery & Pari-mutuel
Companies)..............................             204,600       373,694

Telstra Corp. Ltd. (Telephone)..........             164,000       892,153
Telstra Corp., Ltd. (Telephone)(b)......             135,000       476,292
Woodside Petroleum Ltd. (Oil & Gas
(Exploration & Production)).............              72,100       532,909
                                                              ------------
                                                                10,382,654
                                                              ------------

FINLAND--1.5%
Merita PLC (Banks (Major Regional)).....              64,400       379,434
Metso Oyj (Machinery
(Diversified))(b).......................               4,500        58,465
Nokia Oyj (Communications Equipment)....              35,400     6,417,565
Sampo Insurance Co., Ltd. Class A
(Insurance (Property-Casualty)).........               2,100        73,391

Sonera Oyj (Telephone)..................              10,400       712,781
Tietoenator Oyj (Services (Data
Processing))............................               2,200       137,375
UPM-Kymmene Oyj (Paper & Forest
Products)...............................               8,500       342,431
                                                              ------------
                                                                 8,121,442
                                                              ------------

                                                  SHARES         VALUE
                                              --------------  ------------

FRANCE--5.0%
Air Liquide SA (Chemicals
(Specialty))............................               5,906  $    988,596
Alcatel (Communications Equipment)......               7,500     1,722,228
Aventis SA (Chemicals
(Diversified))(b).......................               3,338       193,644
Axa (Insurance (Multi-Line))............              22,300     3,108,390
Banque Nationale de Paris (Banks (Major
Regional))..............................               9,150       844,133

Carrefour SA (Retail (Food Chains)).....              12,180     2,246,105
Compagnie de Saint-Gobain (Manufacturing
(Diversified))..........................               6,150     1,156,416

France Telecom SA (Telephone)...........              33,200     4,390,331
L'Oreal SA (Household Products (Non-
Durable))...............................               3,400     2,727,465

LVMH (Beverages (Alcoholic))............               3,550     1,589,974
Promodes (Retail (Food Chains)).........                 800       866,150
Schneider Electric SA (Electrical
Equipment)..............................               6,250       490,671
Simco SA (Financial (Diversified))......               6,600       534,102
Total Fina SA Class B (Oil & Gas
(Refining & Marketing)).................              23,161     3,090,777

Vivendi (Manufacturing (Diversified))...              23,550     2,126,355
                                                              ------------
                                                                26,075,337
                                                              ------------

GERMANY--2.7%
Allianz AG Vinkulierte Registered Shares
(Insurance (Multi-Line))................               5,250     1,763,395

Bayer AG (Chemicals (Diversified))......              39,700     1,879,243
Celanese AG (Chemicals
(Specialty))(b).........................                 244         4,448
DaimlerChrysler AG (Automobiles)........              20,160     1,567,481
Deutsche Bank AG (Banks (Major
Regional))..............................               8,700       734,711
Deutsche Telekom AG (Telephone).........              15,000     1,068,083
Dresdner Bank AG (Banks (Major
Regional))..............................              16,500       897,371
HypoVereinsbank AG (Banks (Major
Regional))..............................               6,250       426,780
Karstadt AG (Retail (Food Chains))......               7,500       300,634
Mannesmann AG (Telephone)...............               8,050     1,941,761
RWE AG (Manufacturing (Diversified))....              19,550       765,933
Siemens AG (Electronics (Component
Distributors))..........................              16,200     2,060,691

Viag AG (Manufacturing (Diversified))...              23,400       428,925
Volkswagen AG (Automobiles).............               6,800       383,181
                                                              ------------
                                                                14,222,637
                                                              ------------

62                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets


                                                  SHARES         VALUE
                                              --------------  ------------
ITALY--1.2%
Assicurazioni Generali (Insurance
(Life/Health))..........................              21,198  $    700,266
Benetton Group SPA (Textiles
(Apparel))..............................              96,617       221,862
Beni Stabili SPA (Financial
(Diversified))(b).......................              26,222         9,243
Edison SPA (Electric Companies).........              13,496       110,643
Eni SPA (Oil (Domestic Integrated)).....             128,807       708,315
Fiat SPA (Automobiles)..................              10,156       289,981
Mediaset SPA (Broadcasting (Television,
Radio & Cable)).........................              19,587       304,586

Mediobanca SPA (Banks (Major
Regional))..............................              17,635       179,920
Pirelli SPA (Auto Parts & Equipment)....             103,067       282,866
Riunione Adriatica di Sicurta SPA
(Insurance (Multi-Line))................              22,014       220,827

San Paolo-IMI SPA (Banks (Major
Regional))..............................              26,222       356,264
Sirti SPA (Engineering &
Construction)...........................              19,582        70,013
Snia SPA (Manufacturing
(Diversified))..........................              29,050        31,247
Telecom Italia Mobile SPA (Telephone)...             109,816     1,226,568
Telecom Italia SPA (Telephone)..........              64,095       903,747
UniCredito Italiano SPA (Banks (Major
Regional))..............................             134,443       660,773
                                                              ------------
                                                                 6,277,121
                                                              ------------

JAPAN--5.3%
Acom Co., Ltd. (Consumer Finance).......               4,500       440,883
Aiful Corp. (Consumer Finance)..........               6,840       836,841
Ajinomoto Co., Inc. (Foods).............              12,000       125,086
Asahi Bank Ltd. (The) (Banks (Major
Regional))..............................              26,000       160,321

Asahi Breweries Ltd. (Beverages
(Alcoholic))............................              14,000       153,196
Asahi Chemical Industry Co. Ltd.
(Chemicals (Specialty)).................              26,000       133,601

Asahi Glass Co. Ltd. (Construction
(Cement & Aggregates))..................              17,000       131,614

Bank of Tokyo-Mitsubishi Ltd. (The)
(Banks (Major Regional))................              61,000       850,191

Bridgestone Corp. (Auto Parts &
Equipment)..............................               8,000       176,177
Canon, Inc. (Office Equipment &
Supplies)...............................              25,000       993,442
Daiwa House Industry Co., Ltd.
(Homebuilding)..........................              10,000        74,386

Daiwa Securities Group, Inc. (Investment
Banking/Brokerage)......................              26,000       406,910

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED

Denso Corp. (Auto Parts & Equipment)....              13,000  $    310,463
East Japan Railway Co. (Railroads)......                  42       226,505
Fanuc Ltd. (Machinery (Diversified))....               2,800       356,543
Fuji Bank Ltd. (The) (Banks (Major
Regional))..............................              35,000       340,168
Fuji Photo Film Co.
(Photography/Imaging)...................              18,000       657,140
Fujikura Ltd. (Electrical Equipment)....               4,000        15,895
Fujitsu Ltd. (Computers (Hardware)).....              14,000       638,544
Hitachi Credit Corp. (Consumer
Finance)................................              15,100       306,670
Hitachi Ltd. (Electronics (Component
Distributors))..........................              44,000       706,274

Hokuetsu Paper Mills Ltd. (Paper &
Forest Products)........................              42,000       249,936

Honda Motor Co. Ltd. (Automobiles)......              12,000       446,315
Industrial Bank of Japan Ltd. (The)
(Banks (Major Regional))................              33,000       318,146

Ito-Yokado Co., Ltd. (Retail (Food
Chains))................................               3,000       325,927
Kansai Electric Power Co., Inc. (The)
(Electric Companies)....................              14,300       249,274

Kawasaki Steel Corp. (Iron &
Steel)(b)...............................             410,000       734,364
Keio Electric Railway Co., Ltd. (Retail
(Department Stores))....................              63,000       210,267

Kinki Nippon Railway Co., Ltd.
(Railroads).............................              29,000       116,375
Kirin Brewery Co., Ltd. (Beverages
(Alcoholic))............................              15,000       157,825
Kuraray Co., Ltd. (Chemicals
(Specialty))............................              49,000       496,379
Kyocera Corp. (Electronics (Component
Distributors))..........................               2,800       726,241

Kyowa Hakko Kogyo Co., Ltd. (Health Care
(Diversified))..........................              53,000       317,990

Marui Co., Ltd. (Retail (Department
Stores))................................               7,000       104,551
Matsushita Electric Industrial Co., Ltd.
(Electronics (Component
Distributors))..........................              16,000       443,183

Minebea Co., Ltd. (Machinery
(Diversified))..........................              17,000       291,681
Mitsubishi Chemical Corp. (Chemicals
(Specialty))............................              38,000       133,894

Mitsubishi Corp. (Distributors (Food &
Health))................................              80,000       617,794

Mitsubishi Heavy Industries Ltd.
(Machinery (Diversified))...............              34,000       113,478

                       See Notes to Financial Statements                      63

Phoenix-Zweig Managed Assets


                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED
Mitsui & Co., Ltd. (Distributors (Food &
Health))................................              29,000  $    202,946

Murata Manufacturing Co., Ltd.
(Electronics (Component
Distributors))..........................               4,000       939,610

NGK Insulators Ltd. (Electrical
Equipment)..............................              24,000       178,291
Nichiro Corp. (Foods)...................              45,000        66,066
Nippon Flour Mills Co., Ltd. (Foods)....              30,000        66,066
Nippon Soda Co., Ltd. (Chemicals
(Specialty))............................              19,000        38,309
Nippon Steel Corp. (Iron & Steel).......             125,000       292,405
Nippon Telegraph & Telephone Corp.
(Telephone).............................                 100     1,712,832

Nippon Yusen Kabushiki Kaisha
(Shipping)..............................              51,000       208,652
Nissan Motor Co., Ltd.
(Automobiles)(b)........................              22,000        86,562
Nisshin Flour Milling Co., Ltd.
(Agricultural Products).................              25,000       172,507

Obayashi Corp. (Engineering &
Construction)...........................              62,000       293,100
Oji Paper Co., Ltd. (Paper & Forest
Products)...............................              19,000       114,368
Osaka Gas Co., Ltd. (Natural Gas).......               7,000        16,854
Promise Co., Ltd. (Consumer Finance)....               4,100       208,672
Rohm Co., Ltd. (Electronics
(Semiconductors)).......................               1,000       411,080
Sakura Bank Ltd. (The) (Banks (Major
Regional))..............................              50,000       289,713

Sankyo Co., Ltd. (Health Care
(Drugs-Major Pharmaceuticals))..........               6,000       123,324

Sanwa Bank Ltd. (The) (Banks (Major
Regional))..............................              10,000       121,660

Sanyo Electric Co., Ltd. (Electronics
(Component Distributors))...............              35,000       142,165
Sekisui House, Ltd. (Homebuilding)......              13,000       115,151
Shinagawa Refractories Co., Ltd.
(Construction (Cement & Aggregates))....              22,000        48,664

Shin-Etsu Chemical Co., Ltd. (Chemicals
(Specialty))............................               7,000       301,458

Shizuoka Bank Ltd. (The) (Banks (Major
Regional))..............................               5,000        51,287

Showa Shell Sekiyu K.K. (Oil & Gas
(Refining & Marketing)).................              25,000       110,355

                                                  SHARES         VALUE
                                              --------------  ------------
JAPAN--CONTINUED

Sony Corp. (Household Furnishings &
Appliances).............................               7,400  $  2,194,578

Sumitomo Bank Ltd. (The) (Banks (Major
Regional))..............................              47,000       643,565

Sumitomo Chemical Co., Ltd. (Chemicals
(Specialty))............................              29,000       136,244

Sumitomo Electric Industries (Electrical
Equipment)..............................              13,000       150,269

Sumitomo Marine & Fire Insurance Co.,
Ltd. (The) (Insurance
(Property-Casualty))....................              43,000       265,146

Takeda Chemical Industries, Ltd. (Health
Care (Drugs-Major Pharmaceuticals)).....              18,000       889,694

Takefuji Corp. (Consumer Finance).......               4,800       600,881
Toa Corp. (Engineering &
Construction)...........................               1,000         1,360
Toho Zinc Co., Ltd. (Metals Mining).....               6,000        10,336
Tokai Bank Ltd. (The) (Banks (Major
Regional))..............................              22,000       138,671

Tokyo Electric Power Co., Inc. (The)
(Electric Companies)....................              16,000       429,089

Toppan Printing Co., Ltd. (Specialty
Printing)...............................              13,000       129,784
Toray Industries, Inc. (Textiles (Home
Furnishings))...........................              25,000        96,897

Toyoda Automatic Loom Works, Ltd. (Auto
Parts & Equipment)......................               4,000        83,586

Toyota Motor Corp. (Automobiles)........              26,000     1,259,665
Yamanouchi Pharmaceutical Co., Ltd.
(Health Care (Diversified)).............               6,000       209,651
                                                              ------------
                                                                27,645,983
                                                              ------------

SPAIN--1.8%
Acerinox SA (Iron & Steel)..............               2,356        93,965
Altadis SA (Tobacco)....................              14,676       209,889
Argentaria, Caja Postal y Banco
Hipotecario de Espana SA (Banks (Major
Regional))..............................              21,462       504,289

Autopistas, Concesionaria Espanola SA
(Services (Commercial & Consumer))......              14,100       137,038

64                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets


                                                  SHARES         VALUE
                                              --------------  ------------
SPAIN--CONTINUED
Banco Bilbao Vizcaya SA (Banks (Major
Regional))..............................              67,814  $    965,747
Banco Espanol de Credito SA (Banks
(Major Regional))(b)....................               4,905        77,856

Banco Santander Central Hispano SA
(Banks (Major Regional))................             134,471     1,522,262

Centros Comerciales Pryca, SA (Retail
(Food Chains))..........................               1,163        18,167

Corporacion Financiera Alba, SA
(Financial (Diversified))...............               4,515       154,426

Corporacion Mapfre (Insurance (Property-
Casualty))..............................               8,400       138,068

Endesa SA (Electric Companies)..........              38,569       765,631
Fomento de Construcciones y Contratas SA
(Engineering & Construction)............               6,130       124,711

Groupo Dragados SA (Engineering &
Construction)...........................              14,088       124,293

Iberdrola SA (Electric Companies).......              39,076       541,531
Repsol-YPF SA (Oil & Gas (Refining &
Marketing)).............................              45,285     1,049,915

Sociedad General de Augas de Barcelona,
SA (Waste Management)...................               8,922       130,653

Telefonica SA (Telephone)(b)............             115,329     2,880,612
Union Electrica Fenosa, SA (Electric
Companies)..............................              12,042       210,301
                                                              ------------
                                                                 9,649,354
                                                              ------------

SWEDEN--1.0%
ForeningsSparbanken AB (Banks (Major
Regional))..............................              16,100       236,542

Hennes & Mauritz AB Class B (Retail
(Specialty-Apparel))....................              25,600       857,546

Skandia Forsakrings AB (Insurance (Life/
Health))................................              15,400       465,186

Svenska Handlesbanken AB Class A (Banks
(Major Regional)).......................              21,500       270,393

                                                  SHARES         VALUE
                                              --------------  ------------
SWEDEN--CONTINUED

Telefonaktiebolaget LM Ericsson Class B
(Communications Equipment)..............              49,500  $  3,182,475
                                                              ------------
                                                                 5,012,142
                                                              ------------

UNITED KINGDOM--3.3%
Abbey National PLC (Financial
(Diversified))..........................              25,200       402,985
Allied Zurich PLC (Financial
(Diversified))..........................              25,950       305,785
BAA PLC (Services (Commercial &
Consumer))..............................              13,400        94,156

BOC Group PLC (Chemicals (Specialty))...              16,077       345,390
BP Amoco PLC (Oil (Domestic
Integrated))............................             123,200     1,238,806
Bass PLC (Beverages (Alcoholic))........              20,927       260,455
Boots Co. PLC (Retail (Drug Stores))....              16,015       155,732
British American Tobacco PLC
(Tobacco)...............................              33,350       189,489
British Telecommunications PLC
(Telephone).............................             109,600     2,678,568
Cable & Wireless PLC (Telephone)........              14,781       250,457
Cadbury Schweppes PLC (Foods)...........              29,336       177,225
Caradon PLC (Building Materials)........              11,340        28,575
De La Rue PLC (Office Equipment &
Supplies)...............................               4,600        26,006

Glaxo Wellcome PLC (Health Care (Drugs-
Major Pharmaceuticals)).................              50,600     1,430,348

Great Universal Stores PLC (The) (Retail
(Home Shopping))........................              15,800        92,389

HSBC Holdings PLC (Financial
(Diversified))..........................             131,100     1,827,539
Hanson PLC (Construction (Cement &
Aggregates))............................              10,121        84,848

Hilton Group PLC (Gaming, Lottery &
Pari-mutuel Companies)..................              18,800        60,204

Imperial Chemical Industries PLC
(Chemicals (Diversified))...............              23,700       250,943

Invensys PLC (Machinery
(Diversified))..........................              45,200       246,049
Kingfisher PLC (Retail (Specialty)).....              31,400       348,449
Land Securities PLC (Financial
(Diversified))..........................              21,400       239,898
Lloyds TSB Group PLC (Financial
(Diversified))..........................              50,100       626,776

Marks & Spencer PLC (Retail (Department
Stores))................................              35,964       171,228

National Power PLC (Electric
Companies)..............................              13,500        78,176

                       See Notes to Financial Statements                      65

Phoenix-Zweig Managed Assets


                                                  SHARES         VALUE
                                              --------------  ------------
UNITED KINGDOM--CONTINUED
National Westminster Bank PLC (Banks
(Major Regional)).......................              15,302  $    328,740

Prudential PLC (Insurance
(Life/Health))..........................              66,600     1,312,464
RMC Group PLC (Construction (Cement &
Aggregates))............................               8,500       114,646
Railtrack Group PLC (Railroads).........               8,800       147,832
Rank Group PLC (Entertainment)..........              10,000        31,902
Reed International PLC (Publishing).....              48,950       366,485
Royal Bank of Scotland Group PLC (Banks
(Major Regional)).......................              12,772       226,524

ScottishPower PLC (Electric
Companies)..............................              19,200       145,455
Shell Transport & Trading Co. PLC (Oil
(Domestic Integrated))..................             120,000       997,286
SmithKline Beecham PLC (Health Care
(Drugs-Major Pharmaceuticals))..........              42,422       541,342
South African Breweries PLC (Beverages
(Alcoholic))............................              20,000       203,412

TI Group PLC (Manufacturing
(Diversified))..........................              36,335       269,983
Tarmac PLC (Construction (Cement &
Aggregates))............................              14,320       132,657
Tesco PLC (Retail (Food Chains))........             142,800       434,227
Unilever PLC (Foods)....................              38,075       280,144
United Biscuits (Holdings) PLC
(Foods).................................              29,511       126,562
Williams PLC (Services (Commercial &
Consumer))..............................              34,628       158,295

Wolseley PLC (Distributors (Food &
Health))................................              15,400       118,097
                                                              ------------
                                                                17,546,529
                                                              ------------
- --------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $75,028,050)                                  124,933,199
- --------------------------------------------------------------------------
FOREIGN PREFERRED STOCKS--0.0%

ITALY--0.0%
Fiat SPA-Preferred (Automobiles)........               7,403       106,993
- --------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $119,170)                                         106,993
- --------------------------------------------------------------------------

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)        VALUE
                                ------------  --------  -------------
U.S. GOVERNMENT SECURITIES--10.1%

U.S. TREASURY BONDS--1.4%
U.S. Treasury Bonds 8.75%,
8/15/20.......................      AAA       $ 2,900   $   3,512,543
U.S. Treasury Bonds 6.375%,
8/15/27.......................      AAA         1,700       1,631,728
U.S. Treasury Bonds 5.25%,
2/15/29.......................      AAA         2,400       1,986,848
                                                        -------------
                                                            7,131,119
                                                        -------------

U.S. TREASURY NOTES--8.7%
U.S. Treasury Inflationary
Notes 3.625%, 1/15/08(d)......      AAA        12,128      11,552,648

U.S. Treasury Notes 6.25%,
8/31/00.......................      AAA        10,400      10,418,114
U.S. Treasury Notes 10.75%,
5/15/03.......................      AAA         7,000       7,912,301
U.S. Treasury Notes 7.50%,
2/15/05.......................      AAA         7,100       7,402,794
U.S. Treasury Notes 6.125%,
8/15/07.......................      AAA         9,000       8,777,499
                                                        -------------
                                                           46,063,356
                                                        -------------
- ---------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $55,070,272)                              53,194,475
- ---------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--0.9%
Freddie Mac 5.125%,
10/15/08......................      AAA         5,100       4,473,760
- ---------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,925,019)                                4,473,760
- ---------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--12.4%

DENMARK--1.1%
Kingdom of Denmark 6%,
11/15/09(c)...................      Aaa        40,000(f)     5,556,367

FINLAND--1.0%
Government of Finland 5%,
4/25/09.......................      AA+         5,300(g)     5,142,281

FRANCE--1.6%
Government of France 5.50%,
10/25/07......................      AAA         8,507(g)     8,627,457

GERMANY--1.6%
Deutschland Republic 6%,
7/4/07........................      AAA         7,848(g)     8,264,105

ITALY--0.8%
Republic of Italy 6.75%,
7/1/07........................       AA         3,873(g)     4,209,306

NEW ZEALAND--1.0%
Government of New Zealand 7%,
7/15/09.......................      AAA        10,000(h)     5,114,965

SPAIN--1.4%
Government of Spain 6%,
1/31/08.......................      AA+         7,332(g)     7,628,322

66                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)        VALUE
                                ------------  --------  -------------
SWEDEN--1.2%
Government of Sweden 9%,
4/20/09.......................      AAA        44,000(i) $   6,369,972
UNITED KINGDOM--2.7%
UK Treasury 7.25%, 12/7/07....      AAA         1,200(j)     2,111,650
UK Treasury 8.50%, 7/16/07....      AAA         6,400(j)    11,947,535
                                                        -------------
                                                           14,059,185
                                                        -------------
- ---------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $68,777,081)                              64,971,960
- ---------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--65.8%
(IDENTIFIED COST $264,232,200)                            345,251,580
- ---------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              -------  -------------
SHORT-TERM OBLIGATIONS--34.0%
U.S. GOVERNMENT SECURITIES--0.3%
U.S. Treasury Bill 5.01%, 2/3/00(e).....      $ 1,000        995,407
U.S. Treasury Bill 5.21%, 3/9/00(e).....          500        495,352
                                                       -------------
                                                           1,490,759
                                                       -------------
FEDERAL AGENCY SECURITIES--19.9%
FMC Discount Note 5.80%, 1/13/00........       10,000      9,980,667
FMC Discount Note 5.70%, 1/18/00........       10,000      9,973,083
FC Discount Note 5.75%, 1/19/00.........       10,000      9,971,250
FMC Discount Note 4%, 1/20/00...........       20,000     19,957,778
FC Discount Note 5.80%, 1/27/00.........       10,000      9,958,111
FMC Discount Note 5.60%, 1/27/00........       10,000      9,959,556
                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              -------  -------------
FEDERAL AGENCY SECURITIES--CONTINUED

FHLB Discount Corp. 5.75%, 2/9/00.......      $15,000  $  14,906,562
FMC Discount Note 5.60%, 2/11/00........       10,000      9,942,261
Fannie Mae Discount Note 5.67%,
2/24/00.................................       10,000      9,914,805
                                                       -------------
                                                         104,564,073
                                                       -------------

REPURCHASE AGREEMENTS--13.8%
Morgan Stanley & Co., Inc. repurchase
agreement 2.75%, dated 12/31/99 due
1/3/00, repurchase price $44,403,173
collateralized by Fannie Mae Bonds 5.50%
to 9.50%, 9/1/06 to 12/1/29, market
value $45,725,059.......................       44,393     44,393,000

Prudential Securities, Inc. repurchase
agreement 2.60%, dated 12/31/99 due
1/3/00, repurchase price $28,006,067
collateralized by U.S. Treasury Note
15.75%, 11/15/01, market value
$28,560,606.............................       28,000     28,000,000
                                                       -------------
                                                          72,393,000
                                                       -------------
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $178,449,567)                           178,447,832
- --------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $442,681,767)                           523,699,412(a)
Cash and receivables, less liabilities--0.2%               1,137,428
                                                       -------------
NET ASSETS--100.0%                                     $ 524,836,840
                                                       =============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $ 90,212,563 and gross depreciation of $9,886,206 for federal income tax purposes. At December 31,1999, the aggregate cost of securities for federal income tax purposes was $443,373,055.
(b)  Non-income producing.
(c)  As rated by Moodys, Fitch or Duff & Phelps.
(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.
(e)  All or a portion segregated as collateral.
(f)  Par value represents Danish Krone.
(g)  Par value represents Euro.
(h)  Par value represents New Zealand Dollar.
(i)  Par value represents Swedish Krona.
(j)  Par value represents British Pound.

                       See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                            INDUSTRY DIVERSIFICATION
                        AS A PERCENTAGE OF THE VALUE OF
                          TOTAL LONG-TERM INVESTMENTS
                                  (UNAUDITED)

Agency Mortgage-Backed Securities.......      1.3%
Agricultural Products...................      0.1
Air Freight.............................      0.1
Airlines................................      0.1
Aluminum................................      0.3
Auto Parts & Equipment..................      0.2
Automobiles.............................      1.4
Banks (Major Regional)..................      5.2
Banks (Money Center)....................      0.8
Beverages (Alcoholic)...................      0.8
Biotechnology...........................      0.9
Broadcasting (Television, Radio &
  Cable)................................      0.6
Building Materials......................      0.1
Chemicals (Diversified).................      0.7
Chemicals (Specialty)...................      0.7
Chemicals...............................      0.8
Communications Equipment................      4.2
Computers (Hardware)....................      1.9
Computers (Software & Services).........      2.5
Construction (Cement & Aggregates)......      0.1
Consumer Finance........................      0.8
Distributors (Food & Health)............      0.3
Electric Companies......................      0.9
Electrical Equipment....................      0.6
Electronics (Component Distributors)....      1.5
Electronics (Semiconductors)............      1.0
Engineering & Construction..............      0.2
Entertainment...........................      0.3
Financial (Diversified).................      2.1
Foods...................................      0.5
Foreign Government Securities...........     18.8
Gaming, Lottery & Pari-mutuel
  Companies.............................      0.3
Gold & Precious Metals Mining...........      0.1
Health Care (Diversified)...............      0.7
Health Care (Drugs-Major
  Pharmaceuticals)......................      2.5
Homebuilding............................      0.1
Household Furnishings & Appliances......      1.1
Household Products (Non-Durable)........      2.3
Insurance (Life/Health).................      0.9
Insurance (Multi-Line)..................      1.7
Insurance (Property-Casualty)...........      0.1
Investment Banking/Brokerage............      0.2
Iron & Steel............................      0.4
Leisure Time (Products).................      0.2%
Machinery (Diversified).................      0.3
Manufacturing (Diversified).............      2.3
Metals Mining...........................      0.3
Natural Gas.............................      0.4
Office Equipment & Supplies.............      0.3
Oil & Gas (Drilling & Equipment)........      0.7
Oil & Gas (Exploration & Production)....      0.3
Oil & Gas (Refining & Marketing)........      1.2
Oil (Domestic Integrated)...............      1.5
Oil (International Integrated)..........      0.7
Paper & Forest Products.................      0.3
Personal Care...........................      0.1
Photography/Imaging.....................      0.2
Publishing (Newspapers).................      0.5
Publishing..............................      0.1
Railroads...............................      0.1
Restaurants.............................      0.1
Retail (Department Stores)..............      1.0
Retail (Drug Stores)....................      0.1
Retail (Food Chains)....................      1.2
Retail (General Merchandise)............      0.1
Retail (Home Shopping)..................      0.1
Retail (Specialty)......................      0.1
Retail (Specialty-Apparel)..............      0.8
Services (Advertising/Marketing)........      0.1
Services (Commercial & Consumer)........      0.4
Services (Computer Systems).............      0.2
Services (Data Processing)..............      0.1
Shipping................................      0.1
Specialty Printing......................      0.1
Telecommunications
  (Cellular/Wireless)...................      1.1
Telecommunications (Long Distance)......      0.9
Telephone...............................      7.7
Textiles (Apparel)......................      0.1
Textiles (Home Furnishings).............      0.2
Tobacco.................................      0.1
Trucks & Parts..........................      0.2
U.S. Government Securities..............     15.4
Waste Management........................      0.1
                                          -------
                                            100.0%
                                          =======

Phoenix-Zweig Managed Assets

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value,
  exclusive of repurchase
  agreements (Identified cost
  $370,288,767)                      $451,306,412
Repurchase agreements, at value
  (Identified cost $72,393,000)        72,393,000
Foreign currency at value
  (Identified cost $166,471)              167,321
Cash                                       12,316
Gross unrealized appreciation on
  forward foreign currency
  contracts                               834,240
Receivables
  Dividends and interest                3,333,380
  Tax reclaims                            423,016
  Fund shares sold                        105,234
Prepaid expenses                            9,141
                                     ------------
    Total assets                      528,584,060
                                     ------------
LIABILITIES
Gross unrealized depreciation on
  forward foreign currency
  contracts                             1,125,454
Payables
  Fund shares repurchased               1,338,951
  Investment advisory fee                 441,360
  Distribution fee                        378,674
  Transfer agent fee                      248,701
  Financial agent fee                      38,673
  Trustees' fee                             6,513
Accrued expenses                          168,894
                                     ------------
    Total liabilities                   3,747,220
                                     ------------
NET ASSETS                           $524,836,840
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $426,752,715
Undistributed net investment income     2,710,988
Accumulated net realized gain          14,728,844
Net unrealized appreciation            80,644,293
                                     ------------
NET ASSETS                           $524,836,840
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $103,267,214)                  7,355,413
Net asset value per share                  $14.04
Offering price per share
  $14.04/(1-5.50%)                         $14.86
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $39,909,701)                   2,821,192
Net asset value and offering price
  per share                                $14.15
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $379,445,462)                 27,255,420
Net asset value and offering price
  per share                                $13.92
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $2,214,463)                      156,147
Net asset value and offering price
  per share                                $14.18

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Interest                              $15,830,189
Dividends                               4,627,057
Foreign taxes withheld                    (79,698)
                                      -----------
    Total investment income            20,377,548
                                      -----------
EXPENSES
Investment advisory fee                 5,597,860
Distribution fee, Class A                 333,146
Distribution fee, Class B                 397,812
Distribution fee, Class C               4,068,484
Financial agent fee                       160,986
Transfer agent                            606,626
Custodian                                 176,868
Printing                                   86,865
Professional                               67,124
Registration                               48,571
Trustees                                   19,875
Miscellaneous                              18,200
                                      -----------
    Total expenses                     11,582,417
                                      -----------
NET INVESTMENT INCOME                   8,795,131
                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities        55,008,032
Net realized loss on futures
  contracts                            (3,277,612)
Net realized loss on foreign
  currency transactions                  (273,841)
Net change in unrealized
  appreciation (depreciation) on
  investments                         (16,687,691)
Net change in unrealized
  appreciation (depreciation) on
  foreign currency and foreign
  currency transactions                  (164,828)
                                      -----------
NET GAIN ON INVESTMENTS                34,604,060
                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $43,399,191
                                      ===========

                       See Notes to Financial Statements                      69

Phoenix-Zweig Managed Assets

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended      Year Ended
                                                                  12/31/99        12/31/98
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $  8,795,131    $  9,661,159
  Net realized gain (loss)                                        51,456,579      15,943,047
  Net change in unrealized appreciation (depreciation)           (16,852,519)     49,478,123
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                    43,399,191      75,082,329
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                  (1,851,319)     (3,258,823)
  Net investment income, Class B                                    (394,535)       (565,142)
  Net investment income, Class C                                  (3,891,210)     (8,750,847)
  Net investment income, Class I                                     (42,069)        (84,713)
  Net realized gains, Class A                                     (7,665,272)       (340,937)
  Net realized gains, Class B                                     (2,960,138)        (89,551)
  Net realized gains, Class C                                    (28,568,205)     (1,206,766)
  Net realized gains, Class I                                       (160,910)         (4,991)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (45,533,658)    (14,301,770)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (980,240 and 1,570,483
    shares, respectively)                                         14,230,772      21,680,005
  Net asset value of shares issued from reinvestment of
    distributions
    (625,401 and 213,319 shares, respectively)                     8,719,828       2,999,236
  Cost of shares repurchased (2,859,688 and 1,893,703
    shares, respectively)                                        (41,487,644)    (26,000,573)
                                                                ------------    ------------
Total                                                            (18,537,044)     (1,321,332)
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (1,214,074 and 1,108,058
    shares, respectively)                                         17,632,149      15,274,360
  Net asset value of shares issued from reinvestment of
    distributions
    (215,090 and 34,599 shares, respectively)                      3,004,893         489,841
  Cost of shares repurchased (931,411 and 235,957 shares,
    respectively)                                                (13,617,868)     (3,271,746)
                                                                ------------    ------------
Total                                                              7,019,174      12,492,455
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (1,700,748 and 3,147,226
    shares, respectively)                                         24,316,042      42,783,993
  Net asset value of shares issued from reinvestment of
    distributions
    (2,145,927 and 536,232 shares, respectively)                  29,524,085       7,486,461
  Cost of shares repurchased (7,126,846 and 5,428,861
    shares, respectively)                                       (102,491,448)    (73,691,914)
                                                                ------------    ------------
Total                                                            (48,651,321)    (23,421,460)
                                                                ------------    ------------
CLASS I
  Proceeds from sales of shares (20,802 and 2,421 shares,
    respectively)                                                    298,135          34,128
  Net asset value of shares issued from reinvestment of
    distributions
    (14,394 and 6,289 shares, respectively)                          202,973          89,701
  Cost of shares repurchased (8,200 and 82,314 shares,
    respectively)                                                   (120,305)     (1,189,965)
                                                                ------------    ------------
Total                                                                380,803      (1,066,136)
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      (59,788,388)    (13,316,473)
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                          (61,922,855)     47,464,086
NET ASSETS
  Beginning of period                                            586,759,695     539,295,609
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $2,710,988 AND $(234,705), RESPECTIVELY]                    $524,836,840    $586,759,695
                                                                ============    ============

70                     See Notes to Financial Statements

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------------------
                                                               1999         1998         1997         1996         1995
Net asset value, beginning of period                         $   14.18    $   12.72    $   12.75    $   12.48    $   11.76
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.31(4)      0.38(5)      0.13(5)      0.35(5)      0.47(5)
  Net realized and unrealized gain (loss)                         0.91         1.50         1.83         0.86         1.40
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            1.22         1.88         1.96         1.21         1.87
                                                             ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.25)       (0.38)          --        (0.45)       (0.75)
  Dividends from net realized gains                              (1.11)       (0.04)       (1.99)       (0.49)       (0.40)
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (1.36)       (0.42)       (1.99)       (0.94)       (1.15)
                                                             ---------    ---------    ---------    ---------    ---------
Change in net asset value                                        (0.14)        1.46        (0.03)        0.27         0.72
                                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   14.04    $   14.18    $   12.72    $   12.75    $   12.48
                                                             =========    =========    =========    =========    =========
Total return(1)                                                   8.81%       14.87%       15.47%        9.80%       16.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $103,267     $122,085     $110,908     $114,837     $141,110

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.51%        1.51%        1.59%        1.64%        1.59%
  Net investment income                                           2.13%        2.77%(5)      2.40%(5)      2.64%(5)      3.69%(5)
Portfolio turnover                                                  50%          62%         168%         187%         239%

                                                                                 CLASS B
                                                             ------------------------------------------------
                                                                                                      FROM
                                                                   YEAR ENDED DECEMBER 31           INCEPTION
                                                             -----------------------------------    4/8/96 TO
                                                               1999         1998         1997       12/31/96
Net asset value, beginning of period                         $   14.28    $   12.79    $   12.90    $   12.43
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.21(4)      0.26(5)      0.04(5)      0.13(5)
  Net realized and unrealized gain (loss)                         0.91         1.53         1.84         1.00
                                                             ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            1.12         1.79         1.88         1.13
                                                             ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.14)       (0.26)          --        (0.17)
  Dividends from net realized gains                              (1.11)       (0.04)       (1.99)       (0.49)
                                                             ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (1.25)       (0.30)       (1.99)       (0.66)
                                                             ---------    ---------    ---------    ---------
Change in net asset value                                        (0.13)        1.49        (0.11)        0.47
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   14.15    $   14.28    $   12.79    $   12.90
                                                             =========    =========    =========    =========
Total return(1)                                                   8.03%       14.06%       14.67%        9.11%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $39,910      $33,172      $18,117       $6,339

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              2.21%        2.21%        2.29%        2.34%(2)
  Net investment income                                           1.44%        2.07%(5)      1.70%(5)      1.94%(2)(5)
Portfolio turnover                                                  50%          62%         168%         187%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes realized gains and losses on foreign currency transactions.

                       See Notes to Financial Statements                      71

Phoenix-Zweig Managed Assets

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS C
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------------------
                                                               1999         1998         1997         1996         1995
Net asset value, beginning of period                         $   14.07    $   12.63    $   12.76    $   12.49    $   11.73
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.21(4)      0.29(5)      0.04(5)      0.27(5)      0.38(5)
  Net realized and unrealized gain (loss)                         0.89         1.48         1.82         0.85         1.40
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            1.10         1.77         1.86         1.12         1.78
                                                             ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.14)       (0.29)          --        (0.36)       (0.62)
  Dividends from net realized gains                              (1.11)       (0.04)       (1.99)       (0.49)       (0.40)
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (1.25)       (0.33)       (1.99)       (0.85)       (1.02)
                                                             ---------    ---------    ---------    ---------    ---------
Change in net asset value                                        (0.15)        1.44        (0.13)        0.27         0.76
                                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   13.92    $   14.07    $   12.63    $   12.76    $   12.49
                                                             =========    =========    =========    =========    =========
Total return(1)                                                   8.01%       14.03%       14.67%        9.03%       15.44%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $379,445     $429,655     $407,625     $426,194     $527,432

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              2.21%        2.21%        2.29%        2.34%        2.29%
  Net investment income                                           1.43%        2.07%(5)      1.70%(5)      1.94%(5)      2.99%(5)
Portfolio turnover                                                  50%          62%         168%         187%         239%

                                                                                  CLASS I
                                                             -------------------------------------------------
                                                                                                       FROM
                                                                   YEAR ENDED DECEMBER 31           INCEPTION
                                                             -----------------------------------    11/1/96 TO
                                                               1999         1998         1997        12/31/96
Net asset value, beginning of period                         $   14.31    $   13.05    $   12.99    $   13.02
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.36(4)      0.56(5)      0.09(5)      0.05(5)
  Net realized and unrealized gain (loss)                         0.91         1.41         1.96         0.45
                                                             ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            1.27         1.97         2.05         0.50
                                                             ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.29)       (0.67)          --        (0.04)
  Dividends from net realized gains                              (1.11)       (0.04)       (1.99)       (0.49)
                                                             ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (1.40)       (0.71)       (1.99)       (0.53)
                                                             ---------    ---------    ---------    ---------
Change in net asset value                                        (0.13)        1.26         0.06        (0.03)
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   14.18    $   14.31    $   13.05    $   12.99
                                                             =========    =========    =========    =========
Total return(1)                                                   9.08%       15.16%       15.88%        3.83%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $2,214       $1,848       $2,645       $2,893

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.21%        1.21%        1.29%        1.34%(2)
  Net investment income                                           2.43%        3.07%(5)      2.70%(5)      2.94%(2)(5)
Portfolio turnover                                                  50%          62%         168%         187%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Includes realized gains and losses on foreign currency transactions.

72                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                        INVESTMENTS AT DECEMBER 31, 1999

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--51.1%

AEROSPACE/DEFENSE--0.1%
Boeing Co. (The)........................        12,200  $    507,062

AUTO PARTS & EQUIPMENT--0.0%
Borg-Warner Automotive, Inc.............           100         4,050

AUTOMOBILES--3.1%
Ford Motor Co...........................       128,300     6,856,031
General Motors Corp.....................        99,600     7,239,675
                                                        ------------
                                                          14,095,706
                                                        ------------
BANKS (MAJOR REGIONAL)--0.5%
AmSouth BanCorp.........................        10,900       210,506
Comerica, Inc...........................           500        23,344
Fifth Third Bancorp.....................        11,900       873,162
Huntington Bancshares, Inc..............        12,300       293,662
SunTrust Banks, Inc.....................         7,000       481,687
Synovus Financial Corp..................        13,000       258,375
                                                        ------------
                                                           2,140,736
                                                        ------------

BANKS (REGIONAL)--1.2%
Pacific Century Financial Corp..........        34,100       637,244
UnionBanCal Corp........................       119,300     4,704,894
                                                        ------------
                                                           5,342,138
                                                        ------------

BEVERAGES (ALCOHOLIC)--0.8%
Coors (Adolph) Co. Class B..............        72,600     3,811,500

BIOTECHNOLOGY--0.7%
Amgen, Inc.(b)..........................        16,400       985,025
Biogen, Inc.(b).........................        11,700       988,650
                                               SHARES      VALUE
                                              --------  ------------
BIOTECHNOLOGY--CONTINUED
Chiron Corp.(b).........................        19,400  $    822,075
MedImmune, Inc. (b).....................         3,600       597,150
                                                        ------------
                                                           3,392,900
                                                        ------------

BUILDING MATERIALS--0.1%
Lafarge Corp............................         3,000        82,875
USG Corp................................         9,400       442,975
Valspar Corp. (The).....................           200         8,375
                                                        ------------
                                                             534,225
                                                        ------------

CHEMICALS (SPECIALTY)--0.1%
Albemarle Corp..........................        14,000       268,625

COMMUNICATIONS EQUIPMENT--1.4%
ADC Telecommunications, Inc.(b).........        12,000       870,750
ADTRAN, Inc.(b).........................         2,100       108,019
CommScope, Inc.(b)......................         1,100        44,344
Comverse Technology, Inc.(b)............         1,200       173,700
Motorola, Inc...........................           100        14,725
QUALCOMM, Inc.(b).......................        24,000     4,230,000
Scientific-Atlanta, Inc.................        11,100       617,437
Tellabs, Inc.(b)........................         8,800       564,850
                                                        ------------
                                                           6,623,825
                                                        ------------

COMPUTERS (HARDWARE)--0.5%
Electronics for Imaging, Inc.(b)........           800        46,500
Gateway, Inc.(b)........................        10,500       756,656
Sun Microsystems, Inc.(b)...............        18,300     1,417,106
                                                        ------------
                                                           2,220,262
                                                        ------------

76                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
COMPUTERS (NETWORKING)--0.2%
3Com Corp.(b)...........................        15,600  $    733,200
COMPUTERS (PERIPHERALS)--1.7%
EMC Corp.(b)............................        49,000     5,353,250
Lexmark International Group, Inc. Class
A(b)....................................         1,200       108,600
Seagate Technology, Inc.(b).............        52,000     2,421,250
                                                        ------------
                                                           7,883,100
                                                        ------------

COMPUTERS (SOFTWARE & SERVICES)--3.3%
Adobe Systems, Inc......................        54,900     3,692,025
America Online, Inc.(b).................        11,700       882,619
American Management Systems, Inc.(b)....           200         6,275
Compuware Corp.(b)......................        26,700       994,575
Electronic Arts, Inc.(b)................         3,000       252,000
InfoSpace.com, Inc.(b)..................           500       107,000
Intuit, Inc.(b).........................        12,100       725,244
Mercury Interactive Corp................         1,500       161,906
Microsoft Corp.(b)......................        22,800     2,661,900
Oracle Corp.(b).........................        19,500     2,185,219
Portal Software, Inc.(b)................         1,800       185,175
Razorfish, Inc.(b)......................           400        38,050
RealNetworks, Inc.(b)...................         1,100       133,306
Siebel Systems, Inc. (b)................         2,400       201,600
TIBCO Software, Inc.(b).................           200        30,600
USWeb Corp.(b)..........................         2,300       102,206
VeriSign, Inc.(b).......................         1,400       267,050
Yahoo!, Inc.(b).........................         5,400     2,336,512
                                                        ------------
                                                          14,963,262
                                                        ------------

CONSTRUCTION (CEMENT & AGGREGATES)--0.1%
Southdown, Inc..........................         4,900       252,962

CONSUMER (JEWELRY, NOVELTIES & GIFTS)--0.0%
Lancaster Colony Corp...................         6,400       212,000

CONSUMER FINANCE--0.2%
MBNA Corp...............................        11,700       318,825
PMI Group, Inc. (The)...................         3,150       153,759
Providian Financial Corp................         2,700       245,869
                                                        ------------
                                                             718,453
                                                        ------------
CONTAINERS & PACKAGING (PAPER)--0.0%
Temple-Inland, Inc......................         3,300       217,594

DISTRIBUTORS (FOOD & HEALTH)--0.3%
Patterson Dental Co.(b).................         7,000       298,375
SUPERVALU, Inc..........................        15,800       316,000
                                               SHARES      VALUE
                                              --------  ------------
DISTRIBUTORS (FOOD & HEALTH)--CONTINUED
SYSCO Corp..............................        21,500  $    850,594
                                                        ------------
                                                           1,464,969
                                                        ------------

ELECTRIC COMPANIES--5.6%
Constellation Energy Group..............        56,400     1,635,600
Dominion Resources, Inc.................           800        31,400
Edison International....................       233,400     6,112,162
Entergy Corp............................       122,400     3,151,800
FirstEnergy Corp........................        76,200     1,728,787
Florida Progress Corp...................        49,200     2,081,775
Minnesota Power, Inc....................         3,400        57,587
OGE Energy Corp.........................         1,900        36,100
Public Service Enterprise Group, Inc....       174,500     6,074,781
Reliant Energy, Inc.....................        19,300       441,487
Southern Co. (The)......................         8,000       188,000
Texas Utilities Co......................        15,300       544,106
Unicom Corp.............................       102,500     3,433,750
                                                        ------------
                                                          25,517,335
                                                        ------------

ELECTRICAL EQUIPMENT--1.3%
Brocade Communications Systems,
Inc.(b).................................         2,400       424,800
Solectron Corp.(b)......................        57,300     5,450,662
                                                        ------------
                                                           5,875,462
                                                        ------------

ELECTRONICS (INSTRUMENTATION)--0.3%
PerkinElmer, Inc........................        32,100     1,338,169

ELECTRONICS (SEMICONDUCTORS)--1.2%
Adaptec, Inc.(b)........................         5,400       269,325
Altera Corp.(b).........................         9,500       470,844
Amdocs Ltd.(b)..........................         5,400       186,300
Analog Devices, Inc.(b).................        21,600     2,008,800
Conexant Systems, Inc.(b)...............         6,800       451,350
Cypress Semiconductor Corp.(b)..........         2,300        74,462
Microchip Technology, Inc.(b)...........         4,200       287,437
Micron Technology, Inc.(b)..............         5,400       419,850
Texas Instruments, Inc..................        11,000     1,065,625
Xilinx, Inc.(b).........................         5,800       263,719
                                                        ------------
                                                           5,497,712
                                                        ------------

ENGINEERING & CONSTRUCTION--0.3%
Fluor Corp..............................        25,800     1,183,575

EQUIPMENT (SEMICONDUCTOR)--0.7%
Applied Materials, Inc.(b)..............        24,500     3,103,844

FINANCIAL (DIVERSIFIED)--1.6%
Citigroup, Inc..........................        49,010     2,723,118

                       See Notes to Financial Statements                      77

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
FINANCIAL (DIVERSIFIED)--CONTINUED
Fannie Mae..............................           100  $      6,244
Financial Security Assurance Holdings
Ltd.....................................        20,300     1,058,137
Morgan Stanley Dean Witter & Co.........        24,500     3,497,375
SEI Investments Co......................           100        11,902
                                                        ------------
                                                           7,296,776
                                                        ------------

FOODS--2.5%
Bestfoods...............................       124,400     6,538,775
ConAgra, Inc............................        42,600       961,162
Dean Foods Co...........................         5,500       218,625
Hormel Foods Corp.......................        47,400     1,925,625
International Home Foods, Inc.(b).......           300         5,212
Keebler Foods Co.(b)....................        23,800       669,375
McCormick & Co., Inc....................        38,000     1,130,500
Quaker Oats Co. (The)...................           200        13,125
                                                        ------------
                                                          11,462,399
                                                        ------------
FOOTWEAR--0.9%
NIKE, Inc. Class B......................        79,100     3,920,394
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.0%
Harrah's Entertainment, Inc.(b).........         4,200       111,037

HEALTH CARE (DIVERSIFIED)--1.3%
Johnson & Johnson.......................        65,200     6,071,750

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.1%
Pfizer, Inc.............................        11,700       379,519
HEALTH CARE (MANAGED CARE)--0.1%
United HealthCare Corp..................         6,700       355,937

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.2%
Bard (C.R.), Inc........................           500        26,500
Baxter International, Inc...............        12,500       785,156
Boston Scientific Corp.(b)..............        11,700       255,937
                                                        ------------
                                                           1,067,593
                                                        ------------

HEALTH CARE (SPECIALIZED SERVICES)--0.1%
Lincare Holdings, Inc.(b)...............         8,200       284,437

HOMEBUILDING--0.1%
Clayton Homes, Inc......................           700         6,431
Pulte Corp..............................        24,300       546,750
                                                        ------------
                                                             553,181
                                                        ------------
HOUSEHOLD FURNISHINGS & APPLIANCES--0.1%
Whirlpool Corp..........................         3,700       240,731
                                               SHARES      VALUE
                                              --------  ------------

INSURANCE (LIFE/HEALTH)--0.2%
AFLAC, Inc..............................        16,600  $    783,312
Jefferson-Pilot Corp....................           200        13,650
MONY Group, Inc. (The)..................         9,400       274,363
                                                        ------------
                                                           1,071,325
                                                        ------------

INSURANCE (MULTI-LINE)--0.0%
CIGNA Corp..............................           300        24,169

INSURANCE (PROPERTY-CASUALTY)--1.0%
Allmerica Financial Corp................        19,600     1,090,250
MGIC Investment Corp....................        52,700     3,171,881
Radian Group, Inc.......................         9,100       434,525
                                                        ------------
                                                           4,696,656
                                                        ------------

INVESTMENT BANKING/BROKERAGE--1.5%
AXA Financial, Inc......................           200         6,775
Lehman Brothers Holdings, Inc...........        67,000     5,674,063
Merrill Lynch & Co., Inc................        11,700       976,950
                                                        ------------
                                                           6,657,788
                                                        ------------

LEISURE TIME (PRODUCTS)--0.0%
Brunswick Corp..........................         3,000        66,750

MACHINERY (DIVERSIFIED)--0.1%
Dover Corp..............................        13,500       612,563
Ingersoll-Rand Co.......................           300        16,519
                                                        ------------
                                                             629,082
                                                        ------------

MANUFACTURING (DIVERSIFIED)--0.5%
Danaher Corp............................         6,100       294,325
ITT Industries, Inc.....................           600        20,063
Johnson Controls, Inc...................         7,900       449,313
National Service Industries, Inc........        26,100       769,950
Trinity Industries, Inc.................        23,700       673,969
                                                        ------------
                                                           2,207,620
                                                        ------------

MANUFACTURING (SPECIALIZED)--0.3%
Pall Corp...............................        54,400     1,173,000

METALS MINING--0.0%
Phelps Dodge Corp.......................           200        13,425

NATURAL GAS--0.5%
Coastal Corp. (The).....................        61,000     2,161,688
KeySpan Corp............................         4,100        95,069
                                                        ------------
                                                           2,256,757
                                                        ------------

78                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
OIL & GAS (EXPLORATION & PRODUCTION)--0.2%
Apache Corp.............................         3,800  $    140,363
Kerr-McGee Corp.........................         8,700       539,400
Murphy Oil Corp.........................           300        17,213
                                                        ------------
                                                             696,976
                                                        ------------

OIL (DOMESTIC INTEGRATED)--1.2%
Amerada Hess Corp.......................         2,300       130,525
Atlantic Richfield Co...................        48,400     4,186,600
Occidental Petroleum Corp...............        20,200       436,825
USX-Marathon Group......................        34,600       854,188
                                                        ------------
                                                           5,608,138
                                                        ------------

OIL (INTERNATIONAL INTEGRATED)--1.1%
Chevron Corp............................        20,400     1,767,150
Texaco, Inc.............................        61,500     3,340,219
                                                        ------------
                                                           5,107,369
                                                        ------------

PAPER & FOREST PRODUCTS--1.5%
Boise Cascade Corp......................           400        16,200
Champion International Corp.............         7,600       470,725
Georgia-Pacific Group...................         2,000       101,500
International Paper Co..................        51,100     2,883,956
Westvaco Corp...........................         3,400       110,925
Weyerhaeuser Co.........................        20,100     1,443,431
Willamette Industries, Inc..............        40,500     1,880,719
                                                        ------------
                                                           6,907,456
                                                        ------------

PHOTOGRAPHY/IMAGING--0.0%
IKON Office Solutions, Inc..............         5,200        35,425
Zebra Technologies Corp. Class A(b).....         1,100        64,350
                                                        ------------
                                                              99,775
                                                        ------------

POWER PRODUCERS (INDEPENDENT)--0.2%
Calpine Corp.(b)........................        11,900       761,600

PUBLISHING--1.4%
McGraw-Hill Cos., Inc. (The)............       101,600     6,261,100
PUBLISHING (NEWSPAPERS)--1.1%
Dow Jones & Co., Inc....................        42,400     2,883,200
Gannett Co., Inc........................        10,500       856,406
Knight-Ridder, Inc......................        10,400       618,800
Tribune Co..............................        13,800       759,863
                                                        ------------
                                                           5,118,269
                                                        ------------
                                               SHARES      VALUE
                                              --------  ------------
RAILROADS--0.0%
Kansas City Southern Industries, Inc....         3,000  $    223,875

REITS--0.2%
Apartment Investment & Management Co....        15,400       613,113
Arden Realty, Inc.......................         1,200        24,075
Duke-Weeks Realty Corp..................         2,400        46,800
Equity Residential Properties Trust.....         1,500        64,031
General Growth Properties, Inc..........           300         8,400
Liberty Property Trust..................         2,400        58,200
                                                        ------------
                                                             814,619
                                                        ------------

RESTAURANTS--0.4%
Brinker International, Inc.(b)..........           700        16,800
Darden Restaurants, Inc.................        98,500     1,785,313
                                                        ------------
                                                           1,802,113
                                                        ------------

RETAIL (BUILDING SUPPLIES)--1.5%
Home Depot, Inc. (The)..................        83,550     5,728,397
Lowe's Companies., Inc..................        18,500     1,105,375
                                                        ------------
                                                           6,833,772
                                                        ------------

RETAIL (COMPUTERS & ELECTRONICS)--0.8%
Best Buy Co., Inc.(b)...................        37,000     1,856,938
Circuit City Stores-Circuit City
Group...................................        24,200     1,090,513
Tandy Corp..............................        19,100       939,481
                                                        ------------
                                                           3,886,932
                                                        ------------

RETAIL (DEPARTMENT STORES)--0.4%
Kohl's Corp.(b).........................        27,500     1,985,156

RETAIL (DISCOUNTERS)--0.9%
Ross Stores, Inc........................       220,500     3,955,219

RETAIL (GENERAL MERCHANDISE)--2.6%
BJ's Wholesale Club, Inc.(b)............         1,300        47,450
Dayton Hudson Corp......................        45,200     3,319,375
Wal-Mart Stores, Inc....................       121,900     8,426,338
                                                        ------------
                                                          11,793,163
                                                        ------------

RETAIL (HOME SHOPPING)--0.0%
CDW Computer Centers, Inc.(b)...........         1,100        86,488

RETAIL (SPECIALTY)--0.7%
Staples, Inc.(b)........................         3,700        76,775
Tiffany & Co............................        32,400     2,891,700
Zale Corp.(b)...........................         8,800       425,700
                                                        ------------
                                                           3,394,175
                                                        ------------

                       See Notes to Financial Statements                      79

Phoenix-Zweig Strategy Fund

                                               SHARES      VALUE
                                              --------  ------------
RETAIL (SPECIALTY-APPAREL)--0.2%
American Eagle Outfitters, Inc.(b)......         5,400  $    243,000
Gap, Inc. (The).........................        18,000       828,000
TJX Cos., Inc. (The)....................         2,400        49,050
                                                        ------------
                                                           1,120,050
                                                        ------------

SAVINGS & LOAN COMPANIES--1.2%
Bank United Corp. Class A...............         1,800        49,050
Golden West Financial Corp..............       160,600     5,380,100
Roslyn Bancorp, Inc.....................         5,370        99,345
                                                        ------------
                                                           5,528,495
                                                        ------------

SERVICES (COMMERCIAL & CONSUMER)--0.1%
Cendant Corp.(b)........................         3,900       103,594
Profit Recovery Group International,
Inc. (The)(b)...........................         5,800       154,063
                                                        ------------
                                                             257,657
                                                        ------------

SERVICES (DATA PROCESSING)--0.1%
Concord EFS, Inc.(b)....................         1,000        25,750
DST Systems, Inc.(b)....................         7,400       564,713
                                                        ------------
                                                             590,463
                                                        ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--0.1%
Western Wireless Corp. Class A(b).......         4,900       327,075
TELECOMMUNICATIONS (LONG DISTANCE)--0.4%
Covad Communications Group, Inc.(b).....         4,600       257,313
MCI WorldCom, Inc.(b)...................        28,050     1,488,403
                                                        ------------
                                                           1,745,716
                                                        ------------

TELEPHONE--0.0%
BellSouth Corp..........................         2,000        93,625

TEXTILES (HOME FURNISHINGS)--0.0%
Mohawk Industries, Inc.(b)..............           100         2,638
TRUCKS & PARTS--0.0%
PACCAR, Inc.............................         1,300        57,606
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $202,757,218)                           233,502,512
- --------------------------------------------------------------------
FOREIGN COMMON STOCKS--5.6%
BANKS (MONEY CENTER)--0.1%
Banco Santander Central Hipano, SA
Sponsored ADR (Spain)...................        26,600       310,887
                                               SHARES      VALUE
                                              --------  ------------

COMMUNICATIONS EQUIPMENT--0.6%
Nokia Oyj Sponsored ADR (Finland).......        14,800  $  2,812,000

CONSTRUCTION (CEMENT & AGGREGATES)--0.0%
Hanson PLC Sponsored ADR (United
Kingdom)................................           800        32,350

ELECTRICAL EQUIPMENT--0.0%
SONY Corp. Sponsored ADR (Japan)........           900       256,275

ELECTRONICS (SEMICONDUCTORS)--0.3%
Taiwan Semiconductor Manufacturing Co.
Ltd. Sponsored ADR (Taiwan)(b)..........        28,600     1,287,000

ENTERTAINMENT--0.1%
Seagram Co. Ltd. (The) (Canada).........        11,000       494,312

IRON & STEEL--0.2%
Pohang Iron & Steel Co. Ltd. Sponsored
ADR (South Korea).......................        30,200     1,057,000

MACHINERY (DIVERSIFIED)--0.1%
CNH Global N.V. (Netherlands)...........        22,400       298,200

OIL (INTERNATIONAL INTEGRATED)--3.1%
BP Amoco PLC Sponsored ADR (United
Kingdom)................................        58,600     3,475,712
ENI Sponsored ADR (Italy)...............       130,800     7,210,350
Royal Dutch Petroleum Co.
(Netherlands)...........................         3,200       193,400
Total Fina SA Sponsored ADR (France)....        49,200     3,407,100
                                                        ------------
                                                          14,286,562
                                                        ------------

RAILROADS--0.4%
Canadian National Railway Co.
(Canada)................................        77,000     2,026,063

SPECIALTY PRINTING--0.2%
Quebecor Printing, Inc. (Canada)........        33,410       743,373

TELECOMMUNICATIONS (LONG DISTANCE)--0.5%
Tele Denmark A/S Sponsored ADR
(Denmark)...............................        20,900       788,975
Telefonia SA Sponsored ADR (Spain)(b)...         9,378       739,104
Telefonos de Mexico SA ADR (Mexico).....         6,300       708,750
                                                        ------------
                                                           2,236,829
                                                        ------------
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $22,965,381)                             25,840,851
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--56.7%
(IDENTIFIED COST $225,722,599)                           259,343,363
- --------------------------------------------------------------------

80                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--44.1%

U.S. GOVERNMENT SECURITIES--0.2%
U.S. Treasury Bill 5.05%, 2/3/00(c).....      $  1,000  $    995,371

FEDERAL AGENCY SECURITIES--30.4%
FMC Discount Note 5.59%, 1/11/00........        10,000     9,984,472
FMC Discount Note 4%, 1/13/00...........        10,000     9,986,667
FMC Discount Note 5.59%, 1/13/00........        10,000     9,981,366
FMC Discount Note 5.59%, 1/25/00........         5,000     4,981,367
FMC Discount Note 5.60%, 1/27/00........        10,000     9,959,555
FMC Discount Note 5.70%, 1/31/00........        10,000     9,952,500
FHLB Discount Corp. 5.74%, 2/9/00.......        10,000     9,937,817
FMC Discount Note 5.60%, 2/11/00........        10,000     9,936,222
FMC Discount Note 5.75%, 2/15/00........        10,000     9,928,125
FMC Discount Note 5.59%, 2/17/00........        15,000    14,890,529
FMC Discount Note 5.59%, 2/23/00........        15,000    14,876,554
Fannie Mae Discount Note 5.67%,
2/24/00.................................        15,000    14,872,425
Fannie Mae Discount Note 5.64%,
3/9/00..................................        10,000     9,896,050
                                                        ------------
                                                         139,183,649
                                                        ------------
                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------

REPURCHASE AGREEMENTS--13.5%
Morgan Stanley & Co., Inc. repurchase
agreement 2.75%, dated 12/31/99 due
1/3/00, repurchase price $31,502,218
collateralized by Fannie Mae Bonds 5.50%
to 8.50%, 2/1/08 to 6/1/29, market value
$32,346,047.............................      $ 31,495  $ 31,495,000

Prudential Securities, Inc. repurchase
agreement, 2.60%, dated 12/31/99 due
1/3/00, repurchase price $30,006,500
collateralized by U.S. Treasury Note
5.50%, 3/31/03 and Fannie Mae Discount
Note 5.76%, 3/23/00, market value
$30,600,064.............................        30,000    30,000,000
                                                        ------------
                                                          61,495,000
                                                        ------------
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $201,671,437)                           201,674,020
- --------------------------------------------------------------------

TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $427,394,036)                           461,017,383(a)
Cash and receivables, less liabilities--(0.8%)            (3,686,515)
                                                        ------------
NET ASSETS--100.0%                                      $457,330,868
                                                        ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,521,797 and gross depreciation of $7,519,117 for federal income tax purposes. At December 31, 1999, the aggregate cost of securities for federal income tax purposes was $428,014,703.
(b)  Non-income producing.
(c)  All or a portion segregated as collateral.

                       See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1999

ASSETS
Investment securities at value,
  exclusive of repurchase
  agreements (Identified cost
  $365,899,036)                      $399,522,383
Repurchase agreements at value
  (Identified cost $61,495,000)        61,495,000
Cash                                      114,061
Receivables
  Dividends and interest                  250,510
  Fund shares sold                         45,423
Prepaid expenses                           15,378
                                     ------------
    Total assets                      461,442,755
                                     ------------
LIABILITIES
Payables
  Fund shares repurchased               2,978,671
  Transfer agent fee                      403,571
  Investment advisory fee                 293,273
  Distribution fee                        257,826
  Financial agent fee                      41,624
  Trustees' fee                             6,132
Accrued expenses                          130,790
                                     ------------
    Total liabilities                   4,111,887
                                     ------------
NET ASSETS                           $457,330,868
                                     ============
NET ASSETS CONSIST OF:
Capital paid in on shares of
  beneficial interest                $410,273,803
Undistributed net investment income     1,979,598
Accumulated net realized gain          11,454,120
Net unrealized appreciation            33,623,347
                                     ------------
NET ASSETS                           $457,330,868
                                     ============
CLASS A
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $223,269,034)                 19,866,975
Net asset value price per share            $11.24
Offering price per share
  $11.24/(1-5.50%)                         $11.89
CLASS B
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $47,557,148)                   4,195,342
Net asset value and offering price
  per share                                $11.34
CLASS C
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $184,924,081)                 16,354,369
Net asset value and offering price
  per share                                $11.31
CLASS I
Shares of beneficial interest
  outstanding, $0.10 par value,
  unlimited authorization (Net
  Assets $1,580,605)                      138,666
Net asset value and offering price
  per share                                $11.40

                            STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 1999

INVESTMENT INCOME
Interest                               $ 11,922,204
Dividends                                 6,519,682
Foreign taxes withheld                      (53,139)
                                       ------------
    Total investment income              18,388,747
                                       ------------
EXPENSES
Investment advisory fee                   4,917,833
Distribution fee, Class A                   912,947
Distribution fee, Class B                   647,973
Distribution fee, Class C                 2,850,596
Financial agent fee                         170,701
Transfer agent                              979,918
Printing                                    105,419
Custodian                                   104,731
Registration                                 43,501
Professional                                 41,932
Trustees                                     22,576
Miscellaneous                                29,523
                                       ------------
    Total expenses                       10,827,650
                                       ------------
NET INVESTMENT INCOME                     7,561,097
                                       ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain on securities          77,850,483
Net realized gain on futures
  contracts                              11,888,197
Net change in unrealized appreciation
  (depreciation) on investments         (87,912,801)
                                       ------------
NET GAIN ON INVESTMENTS                   1,825,879
                                       ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                      $  9,386,976
                                       ============

82                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                 Year Ended      Year Ended
                                                                  12/31/99        12/31/98
                                                                ------------    ------------
FROM OPERATIONS
  Net investment income (loss)                                  $  7,561,097    $  6,756,292
  Net realized gain (loss)                                        89,738,680      33,592,097
  Net change in unrealized appreciation (depreciation)           (87,912,801)    (77,620,080)
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                     9,386,976     (37,271,691)
                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class A                                  (5,530,836)     (5,288,602)
  Net investment income, Class B                                    (750,758)       (265,467)
  Net investment income, Class C                                  (2,960,713)     (1,003,670)
  Net investment income, Class I                                     (38,103)        (13,864)
  Net realized gains, Class A                                    (56,259,519)    (13,202,503)
  Net realized gains, Class B                                    (12,108,686)     (2,616,561)
  Net realized gains, Class C                                    (47,943,073)    (13,842,245)
  Net realized gains, Class I                                       (369,679)        (43,465)
                                                                ------------    ------------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS     (125,961,367)    (36,276,377)
                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares (22,172,492 and 2,574,127
    shares, respectively)                                        328,411,814      39,754,513
  Net asset value of shares issued from reinvestment of
    distributions
    (5,016,929 and 1,028,617 shares, respectively)                56,137,856      15,080,997
  Cost of shares repurchased (34,971,145 and 11,819,362
    shares, respectively)                                       (514,202,909)   (180,481,679)
                                                                ------------    ------------
Total                                                           (129,653,239)   (125,646,169)
                                                                ------------    ------------
CLASS B
  Proceeds from sales of shares (135,743 and 1,471,884
    shares, respectively)                                          1,978,122      23,953,900
  Net asset value of shares issued from reinvestment of
    distributions
    (1,053,995 and 157,763 shares, respectively)                  11,808,517       2,279,331
  Cost of shares repurchased (2,534,806 and 933,992 shares,
    respectively)                                                (36,739,583)    (14,238,733)
                                                                ------------    ------------
Total                                                            (22,952,944)     11,994,498
                                                                ------------    ------------
CLASS C
  Proceeds from sales of shares (347,368 and 2,788,560
    shares, respectively)                                          5,067,332      44,887,189
  Net asset value of shares issued from reinvestment of
    distributions
    (4,190,253 and 780,919 shares, respectively)                  46,828,670      11,238,658
  Cost of shares repurchased (16,696,607 and 12,480,544
    shares, respectively)                                       (242,708,801)   (187,646,203)
                                                                ------------    ------------
Total                                                           (190,812,799)   (131,520,356)
                                                                ------------    ------------
CLASS I
  Proceeds from sales of shares (13,384 and 34,727 shares,
    respectively)                                                    195,000         521,327
  Net asset value of shares issued from reinvestment of
    distributions
    (35,899 and 3,891 shares, respectively)                          407,769          57,327
  Cost of shares repurchased (4,761 and 11,915 shares,
    respectively)                                                    (72,123)       (188,000)
                                                                ------------    ------------
Total                                                                530,646         390,654
                                                                ------------    ------------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS     (342,888,336)   (244,781,373)
                                                                ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                         (459,462,727)   (318,329,441)
NET ASSETS
  Beginning of period                                            916,793,595    1,235,123,036
                                                                ------------    ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS)
    OF $1,979,598 AND $64,606, RESPECTIVELY]                    $457,330,868    $916,793,595
                                                                ============    ============

                       See Notes to Financial Statements                      83

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------------------
                                                               1999         1998         1997         1996         1995
Net asset value, beginning of period                         $   14.80    $   15.77    $   15.01    $   14.51    $   12.36
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.22(4)      0.17         0.20         0.20         0.27
  Net realized and unrealized gain (loss)                         0.07        (0.48)        2.49         1.68         2.80
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            0.29        (0.31)        2.69         1.88         3.07
                                                             ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.28)       (0.18)       (0.19)       (0.20)       (0.37)
  Dividends from net realized gains                              (3.57)       (0.48)       (1.74)       (1.18)       (0.55)
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.85)       (0.66)       (1.93)       (1.38)       (0.92)
                                                             ---------    ---------    ---------    ---------    ---------
Change in net asset value                                        (3.56)       (0.97)        0.76         0.50         2.15
                                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.24    $   14.80    $   15.77    $   15.01    $   14.51
                                                             =========    =========    =========    =========    =========
Total return(1)                                                   2.63%       (1.88)%      18.07%       13.00%       25.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $223,269     $409,065     $565,721     $581,149     $558,286

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.28%        1.24 %       1.24%        1.28%        1.27%
  Net investment income                                           1.54%        0.97 %       1.20%        1.27%        1.92%
Portfolio turnover                                                 141%         116 %        126%         181%          95%

                                                                                 CLASS B
                                                             ------------------------------------------------
                                                                                                      FROM
                                                                   YEAR ENDED DECEMBER 31           INCEPTION
                                                             -----------------------------------    4/8/96 TO
                                                               1999         1998         1997       12/31/96
Net asset value, beginning of period                         $   14.90    $   15.86    $   15.07    $   15.12
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.12(4)      0.05         0.07         0.06
  Net realized and unrealized gain (loss)                         0.07        (0.48)        2.53         1.13
                                                             ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            0.19        (0.43)        2.60         1.19
                                                             ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.18)       (0.05)       (0.07)       (0.06)
  Dividends from net realized gains                              (3.57)       (0.48)       (1.74)       (1.18)
                                                             ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.75)       (0.53)       (1.81)       (1.24)
                                                             ---------    ---------    ---------    ---------
Change in net asset value                                        (3.56)       (0.96)        0.79        (0.05)
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.34    $   14.90    $   15.86    $   15.07
                                                             =========    =========    =========    =========
Total return(1)                                                   1.91%       (2.61)%      17.33%        7.88%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                          $47,557      $82,531      $76,820      $42,317

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.98%        1.94 %       1.94%        1.98%(2)
  Net investment income                                           0.84%        0.27 %       0.50%        0.57%(2)
Portfolio turnover                                                 141%         116 %        126%         181%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

84                     See Notes to Financial Statements

Phoenix-Zweig Strategy Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS C
                                                             -------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31
                                                             -------------------------------------------------------------
                                                               1999         1998         1997         1996         1995
Net asset value, beginning of period                         $   14.86    $   15.81    $   15.04    $   14.56    $   12.35
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.12(4)      0.05         0.07         0.11         0.16
  Net realized and unrealized gain (loss)                         0.07        (0.48)        2.52         1.66         2.82
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            0.19        (0.43)        2.59         1.77         2.98
                                                             ---------    ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.17)       (0.04)       (0.08)       (0.11)       (0.22)
  Dividends from net realized gains                              (3.57)       (0.48)       (1.74)       (1.18)       (0.55)
                                                             ---------    ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.74)       (0.52)       (1.82)       (1.29)       (0.77)
                                                             ---------    ---------    ---------    ---------    ---------
Change in net asset value                                        (3.55)       (0.95)        0.77         0.48         2.21
                                                             ---------    ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.31    $   14.86    $   15.81    $   15.04    $   14.56
                                                             =========    =========    =========    =========    =========
Total return(1)                                                   1.94%       (2.64)%      17.30%       12.19%       24.26%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                         $184,924     $423,791     $591,512     $621,334     $530,300

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              1.98%        1.94 %       1.94%        1.98%        1.97%
  Net investment income                                           0.81%        0.27 %       0.50%        0.57%        1.22%
Portfolio turnover                                                 141%         116 %        126%         181%          95%

                                                                                  CLASS I
                                                             -------------------------------------------------
                                                                                                       FROM
                                                                   YEAR ENDED DECEMBER 31           INCEPTION
                                                             -----------------------------------    11/1/96 TO
                                                               1999         1998         1997        12/31/96
Net asset value, beginning of period                         $   14.94    $   15.87    $   15.07    $   15.42
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)                                    0.28(4)      0.17         0.23         0.04
  Net realized and unrealized gain (loss)                         0.06        (0.45)        2.54         0.83
                                                             ---------    ---------    ---------    ---------
      TOTAL FROM INVESTMENT OPERATIONS                            0.34        (0.28)        2.77         0.87
                                                             ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS
  Dividends from net investment income                           (0.31)       (0.17)       (0.23)       (0.04)
  Dividends from net realized gains                              (3.57)       (0.48)       (1.74)       (1.18)
                                                             ---------    ---------    ---------    ---------
      TOTAL DISTRIBUTIONS                                        (3.88)       (0.65)       (1.97)       (1.22)
                                                             ---------    ---------    ---------    ---------
Change in net asset value                                        (3.54)       (0.93)        0.80        (0.35)
                                                             ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                               $   11.40    $   14.94    $   15.87    $   15.07
                                                             =========    =========    =========    =========
Total return(1)                                                   2.96%       (1.66)%      18.52%        5.68%(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                           $1,581       $1,407       $1,070         $903

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                              0.96%        0.94 %       0.94%        0.98%(2)
  Net investment income                                           1.92%        1.27 %       1.50%        1.57%(2)
Portfolio turnover                                                 141%         116 %        126%         181%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.

                       See Notes to Financial Statements                      85

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  On March 1, 1999, Phoenix Investment Partners, Ltd. ("Phoenix") completed the acquisition of Zweig/Glaser Advisers LLC, the Trust's investment manager (the "Manager"), and of Zweig Securities Corp., the Trust's distributor (the "Distributor"). As a result, Zweig Series Trust changed its' name to Phoenix-Zweig Trust and each of the Series in the Trust changed its' name by adding Phoenix- to the beginning of each Series' name. In addition, Zweig/Glaser Advisers LLC has succeeded Zweig/Glaser Advisers as the Manager and Phoenix Equity Planning Corporation ("PEPCO") has succeeded Zweig Securities Corp. as the Distributor. In order to continue to have access to the advisory and consulting services of Dr. Martin E. Zweig and his associates, the Manager entered into a sub-advisory servicing agreement with Zweig Consulting LLC.

  The Phoenix Zweig Trust ("the Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. To date, seven Funds are offered for sale: Appreciation Fund, Foreign Equity Fund, Government Cash Fund, Government Fund, Growth & Income Fund, Managed Assets and Strategy Fund. Each Fund has distinct investment objectives. Each of the Funds (except Government and Government Cash Funds) strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. The Government and Government Cash Funds focus on returning high current income. The Government Cash Fund also strives to maintain liquidity and preserve capital. Growth & Income Fund, in addition to seeking capital appreciation, strives to provide income as a secondary objective. Managed Assets strives to increase investment value from capital appreciation, dividends and interest.

  The Trust offers Class A, Class B, Class C and Class I shares on each Fund and one additional class of shares, Class M on Government Cash Fund. Certain
Class A shares are sold with a front-end sales charge of up to 5.50% for all funds except Government Fund which is sold with a front-end sales charge of up to 4.75%. Certain Class A shares, except Government Cash Fund may be sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase. Class I shares and Class M shares have no sales charge. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

  The Government Cash Fund uses the amortized cost method of security valuation which, in the opinion of the Trustees, represents the fair value of the particular security. The Trustees monitor the deviations between the classes' net asset value per share as determined by using available market quotations and its amortized cost per share. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. This valuation procedure allows each class of the Fund to maintain a constant net asset value of $1 per share.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust does not amortize premiums except for the Government Cash Fund but does amortize discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund (other than Government Cash Fund) may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. FUTURES CONTRACTS:

  A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Government Cash
Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments.

H. OPTIONS:

  Each Fund (other than Government Cash Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Funds (other than Government Cash Fund) may purchase options which are included in the Fund's Schedule of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. ORGANIZATION EXPENSE:

  Organization expenses are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)

J. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

K. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

L. BORROWINGS

  The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Zweig/ Glaser Advisers LLC, a wholly-owned subsidiary of Phoenix Investments Partners, LTD, is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund..................   1.00%
Foreign Equity Fund................   1.00%
Government Cash Fund...............   0.50%
Government Fund....................   0.60%
Growth & Income Fund...............   0.75%
Managed Assets.....................   1.00%
Strategy Fund......................   0.75%

  The Adviser has agreed to reimburse the Foreign Equity Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions, 12b-1 fees, and extraordinary expenses) exceed 1.80% of the average daily net assets for Class A shares, 2.50% of the average daily net assets for Class B and Class C shares and 1.50% of the average daily net assets for Class I shares through April 30, 1999.

  The Adviser has agreed to reimburse the Government Cash Fund to the extent that total expenses (excluding taxes, interest, brokerage commissions, 12b-1 fees, and extraordinary expenses) exceed 0.65% of the average daily net assets for Class A and Class C shares, 1.35% of the average daily net assets for Class B shares, 0.35% of the average daily net assets for Class I shares and 0.41% of the average daily net assets for Class M shares through December 31, 1999.

  PEPCO an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $10,920 for Class A shares and deferred sales charges of $415 for Class A shares, $773,168 for Class B shares and $35,877 for Class C shares for the year ended December 31, 1999. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class A shares and 1.00% for Class B shares applied to the average daily net assets of each Fund. All Funds (other than Government Fund and Government Cash Fund) pay PEPCO a distribution fee at an annual rate of 1.00% for Class C shares applied to the average daily net assets of each Fund. The Government Cash Fund pays PEPCO a distribution fee at an annual rate of 0.30% for Class C shares applied to the average daily net assets of the Fund. The Government Fund pays PEPCO a distribution fee at an annual rate of 0.75% for Class C shares applied to the average daily net assets of the Fund. A separate distribution plan for Class M shares of Government Cash Fund provides that service organizations may be paid up to 0.30% of the average daily net assets of Class M shares, shared equally between Government Cash Fund and the Adviser. There is no distribution fee for Class I shares. The distributor has advised the Trust that of the total amount expensed for the year ended December 31, 1999, $7,769,881 was retained by the Distributor and $4,181,083 was paid out to unaffiliated participants and $3,968 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  For the year ended December 31, 1999, The Trust paid PXP Securities Corp, a wholly owned subsidiary of Phoenix, brokerage commissions of $104,820 in connection with portfolio transactions effected by it.

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)

  Effective October 7, 1999, PEPCO became Financial Agent of the Fund, and receives a fee for financial reporting, tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                   1st $50    $50-200     $200+
                                   Million    Million    Million
                                   --------   --------   --------
All funds except Government Cash
  Fund...........................   0.07%      0.06%      0.01%

                                   1st $100   $100-500    $500+
                                   Million    Million    Million
                                   --------   --------   --------
Government Cash Fund.............   0.01%      0.04%      0.01%

Prior to that date, The Bank of New York was the Financial Agent of the Fund and was paid according to the same fee schedule.

  Effective October 7, 1999, PFPC, Inc., a subagent to PEPCO, receives a fee which ranges from 0.085% to 0.0125% of the average daily net asset values of each Fund. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended December 31, 1999, transfer agent fees were $2,376,846 of which PEPCO retained $286,552 which is net of fees paid to State Street.

  At December 31, 1999 PHL and its affiliates held shares of the Trust which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                       Shares        Value
                                     ----------   -----------
Government Cash Fund...............  55,496,927   $55,496,927

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended December 31, 1999 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                  Purchases         Sales
                                 ------------   --------------
Appreciation Fund..............  $207,628,403   $  471,717,629
Foreign Equity Fund............     2,387,897        4,356,404
Growth & Income Fund...........    36,837,242       59,590,486
Managed Assets.................    81,587,829      238,758,359
Strategy Fund..................   598,109,261    1,027,965,536

  Purchases and sales of U.S. Government and agency securities during the year ended December 31, 1999 aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Government Fund..................  $ 45,384,537   $ 65,086,472
Managed Assets...................   127,859,507    182,716,383

  At December 31, 1999, the Growth & Income Fund had entered into futures contracts as follows:

                                   Value of
                        Number     Contracts    Market         Net
                          of         When      Value of     Unrealized
Description            Contracts    Opened     Contracts   Appreciation
- -----------            ---------   ---------   ---------   ------------
Standard & Poor's 500
Index                      1       $362,375    $371,050       $8,675

4. FORWARD CURRENCY CONTRACTS

  As of December 31, 1999, Foreign Equity Fund had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                          Net
                                                                       Unrealized
                                          Settlement                  Appreciation
Contracts to Deliver    In Exchange For      Date         Value      (Depreciation)
- --------------------    ---------------   ----------   -----------   --------------
AUD   (930,000    )     US$    (589,155)    3/15/00    $  (611,339)     $(22,184)
DKK   (1,200,00   )     US$    (164,485)    3/15/00       (163,147)        1,338
NOK  (1,200,000   )     US$    (150,000)    3/15/00       (149,089)          911
JPY (120,000,000  )     US$  (1,166,748)    3/15/00     (1,188,884)      (22,136)
SEK  (2,000,000   )     US$    (237,530)    3/15/00       (236,273)        1,257
CHF   (280,000    )     US$    (177,215)    3/15/00       (176,531)          684
NZD   (300,000    )     US$    (153,270)    3/15/00       (156,539)       (3,269)
EUR  (2,000,000   )     US$  (2,039,800)    3/15/00     (2,025,952)       13,848
GBP   (420,000    )     US$    (677,544)    3/15/00       (680,570)       (3,026)
                                                                        --------
                                                                        $(32,577)
                                                                        ========

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)

  As of December 31, 1999, Managed Assets had entered into the following forward currency contracts which contractually obligate the Fund to deliver currencies at specified dates:

                                                                             Net
                                                                          Unrealized
                                           Settlement                    Appreciation
Contracts to Deliver    In Exchange For       Date          Value       (Depreciation)
- --------------------    ----------------   ----------   -------------   --------------
AUD  (15,300,000   )    US$   (9,692,550)    3/15/00    $ (10,057,518)      $(364,968)
DKK   (41,700,000  )    US$   (5,715,852)    3/15/00       (5,669,343)         46,509
JPY (2,820,000,000 )    US$  (27,418,571)    3/15/00      (27,938,759)       (520,188)
SEK   (90,000,000  )    US$  (10,688,836)    3/15/00      (10,632,265)         56,571
NZD   (8,300,000   )    US$   (4,240,470)    3/15/00       (4,330,924)        (90,454)
EUR  (105,600,000  )    US$ (107,701,449)    3/15/00     (106,970,289)        731,160
GBP   (20,800,000  )    US$  (33,554,562)    3/15/00      (33,704,406)       (149,844)
                                                                            ---------
                                                                            $(291,214)
                                                                            =========
AUD=Australian Dollar
DKK=Danish Krone
NOK=Norwegian Krone
JPY=Japanese Yen
SEK=Swedish Krona
CHF=Swiss Franc
NZD=New Zealand Dollar
EUR=Euro Dollar
GBP=British Pound
US=U.S. Dollar

5. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

6. OTHER

  As of December 31, 1999, the Government Cash Fund had 1 shareholder who individually owned more than 10% of shares outstanding which represents 16.6% of total net assets. This shareholder is not affiliated with PHL or PXP. In addition, affiliate holdings are presented in the table located within Note 2.

7. CAPITAL LOSS CARRYOVERS

  The following Funds have capital loss carryovers which may be used to offset future capital gains.

Expiration Date                        Government   Government
October 31,                            Cash Fund       Fund
- -----------                            ----------   ----------
2001.................................         --    $7,227,155
2003.................................   $106,250     1,010,121
2004.................................        306            --
2007.................................         --       334,701
                                        --------    ----------
                                        $106,556    $8,571,977
                                        ========    ==========

8. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, each Fund has recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of December 31, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                        Capital paid
                        Undistributed    Accumulated    in on shares
                        net investment   net realized   of beneficial
                        income (loss)    gain (loss)      interest
                        --------------   ------------   -------------
Appreciation Fund.....    $  686,072     $   (215,316)  $   (470,756)
Foreign Equity Fund...        88,049           77,848       (165,897)
Government Fund.......       (35,081)      (2,942,798)     2,977,879
Growth & Income
Fund..................       (10,526)           9,843            683
Managed Assets........       329,695       (3,534,414)     3,204,719
Strategy Fund.........     3,634,305       (3,639,800)         5,495

PHOENIX-ZWEIG TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1999 (CONTINUED)

TAX INFORMATION NOTICE (UNAUDITED)

  For the fiscal year ended December 31, 1999, the following Funds distributed long-term capital gains dividends as follows:

Appreciation Fund........................  $46,222,918
Foreign Equity Fund......................      454,736
Growth & Income Fund.....................    1,090,831
Managed Assets...........................   38,791,012
Strategy Fund............................   77,185,755

  For federal income tax purposes, the percentage of ordinary income dividends paid which qualify for the dividends received deduction for corporate shareholders are as follows:

Appreciation Fund........................      12.25%
Growth and Income Fund...................      24.57
Managed Assets...........................      10.88
Strategy Fund............................      10.16

This report is not authorized for distribution to prospective investors in the Phoenix-Zweig Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Trustees and Shareholders
of the Phoenix-Zweig Trust

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Zweig Appreciation Fund, Phoenix-Zweig Foreign Equity Fund, Phoenix-Zweig Government Cash Fund, Phoenix-Zweig Government Fund, Phoenix-Zweig Growth & Income Fund, Phoenix-Zweig Managed Assets, and the Phoenix-Zweig Strategy Fund (formerly known as Zweig Series Trust, constituting Zweig Appreciation Fund, Zweig Foreign Equity Fund, Zweig Government Cash Fund, Zweig Government Fund, Zweig Growth & Income Fund, Zweig Managed Assets Fund, and Zweig Strategy Fund, respectively) (constituting the Phoenix-Zweig Trust, hereafter referred to as the "Fund") at December 31, 1999, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP
New York, New York
February 11, 2000

                               PHOENIX-ZWEIG TRUST


                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS

              a.           Agreement and Declaration of Trust.(9)

              b.           Bylaws of the Trust.(9)

              c. Instruments defining shareholder rights incorporated by reference to Exhibits a.1 and a.2 above.


              d.1. Management Agreement between the Trust and Zweig/Glaser Advisers LLC.(11)

              d.2. Servicing Agreement between Zweig/Glaser Advisers LLC and Zweig Consulting LLC(11)

              e.           None.

              f.           None.

              g. Form of Custody Agreement (the "Custody Agreement") between the Registrant and Bank of New York. (3)

              h. Form of Transfer Agency Agreement (the "Transfer Agency Agreement") between the Trust and PEPCO.(11)

              i.           None.


              j. Consent of PricewaterhouseCoopers LLP, Independent Public Accountant.(13)


              k.           None.

              l.1. Subscription Agreement for Shares of the Government Securities.(2)

              l.2. Subscription Agreement for Shares of the Zweig Strategy Fund.(4)

              l.3. Subscription Agreement for Class C (f/k/a B Shares) Shares of the Trust.(6)

              l.4.         Subscription Agreement for Shares of Zweig Managed
                           Assets.(7)

              l.5. Subscription Agreement for Shares of the Zweig Appreciation Fund.(1)

              m.           Distribution Plan pursuant to Rule 12b-1 as
                           Exhibit 15.(12)

              n.           Financial Data Schedules.

              o.           Amended and Restated Rule 18f-3 Plan as Exhibit 18
                           (10)


              p. Codes of Ethics of the Trust, the Adviser and the Distributor.(12)

              q.           Powers of Attorney for James Balog, Claire B.
                           Benenson, S. Leland Dill, Philip R. McLaughlin and Donald B. Romans.(9) (12)

              ------------


              (1) Incorporated by reference to the Trust's Registration Statement on Form N-1A, filed previously on September 28, 1984.

              (2) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the Trust on Form N-1A, filed previously on November 27, 1985.


              (3) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the Trust on Form N-1A, filed previously on February 28, 1986.


              (4) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement of the Trust on Form N-1A, filed previously on October 20, 1989.


              (5) Incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement of the Trust on Form N-1A, filed previously on April 20, 1990.

              (6) Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement of the Trust on Form N-1A, filed previously on March 2, 1992.

              (7) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the Trust on Form N-1A, filed previously on February 26, 1993.

              (8) Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement of the Trust on Form N-1A, filed previously on July 5, 1995.

              (9) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the Trust on Form N-1A, filed previously on April 30, 1996.

              (10) Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement of the Trust on Form N-1A, filed previously on August 20, 1997.

              (11) Incorporated by reference to Post-Effective Amendment No. 48 on Form N-1A, filed previously on May 3, 1999.

              (12) Incorporated by reference to Post-Effective Amendment No. 50 on Form N-1A filed previously on May 1, 2000.


             (13)          Filed herewith.



ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND
    The Fund does not control and is not under common control with any other person.

ITEM 25. INDEMNIFICATION
    The Agreement and Declaration of Trust dated April 26, 1996 and the By-Laws of the Registrant provide that no trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties. The Management Agreement, Underwriting Agreement, Custody Agreement and Transfer Agency Agreement each provides that the Trust will indemnify the other party (or parties, as the case may be) to the agreement for certain losses.

    Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISERS
    All of the information required by this item is set forth in the Form ADV, as currently amended, of Zweig/Glaser Advisers LLC and Zweig Consulting LLC (SEC File Nos. 801-56470 and 801-56184), which is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER
    (a) PEPCO also serves as the principal underwriter for the following other investment companies:

    Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix-Euclid Funds, Phoenix Equity Series Fund, Phoenix-Goodwin California Tax Exempt Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix Multi-Series Trust, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.

    (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


              NAME AND PRINCIPAL                              POSITIONS AND OFFICES                     POSITIONS AND OFFICES
               BUSINESS ADDRESS                                  WITH DISTRIBUTOR                          WITH REGISTRANT
               ----------------                                  ----------------                          ---------------

Michael E. Haylon                                     Director                                        Executive Vice President
56 Prospect St.
P.O. Box 150480

Hartford, CT 06115-0480

Philip R. McLoughlin                                  Director and Chairman                           Trustee and Chairman
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

William R. Moyer                                      Director, Executive Vice President,             Executive Vice President
56 Prospect Street                                    Chief Financial Officer and Treasurer
P.O. Box 150480
Hartford, CT 06115-0480

John F. Sharry                                        President,                                      Executive Vice President
56 Prospect St.                                       Retail Division
P.O. Box 150480
Hartford, CT 06115-0480

Barry Mandinach                                       Executive Vice President,                                 None
900 Third Avenue                                      Chief Marketing Officer,
New York, NY 10022                                    Retail Division

Robert Tousingnant                                    Executive Vice President,                                 None
56 Prospect Street                                    Chief Sales Officer,
P.O. Box 150480                                       Retail Division
Hartford, CT 06115-0480

G. Jeffrey Bohne                                      Senior Vice President,                                    None
101 Munson Street                                     Chief Mutual Fund
P.O. Box 810                                          Customer Service
Greenfield, MA 01302-0810

Robert S. Dreissen                                    Vice President, Compliance                               Vice President
56 Prospect Street
P.O. Box 150480
Hartford, CT 06115-0480

Jacqueline M. Porter                                  Assistant Vice President,                          Assistant Treasurer
56 Prospect Street                                    Financial Reporting
P.O. Box 150480
Hartford, CT 06115-0480


    (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
    All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of (1) the Registrant at 900 Third Avenue, 31st Floor, New York, New York 10022, (2) Zweig Consulting LLC, at 900 Third Avenue, New York, New York 10022, (3) State Street Bank and Trust Company, at 1776 Heritage Drive, North Quincy, Massachusetts 02171-2197, (4) Registrant's Transfer Agent, Phoenix Equity Planning Corporation, at 100 Bright Meadow Boulevard, Enfield, CT 06082.

ITEM 29. MANAGEMENT SERVICES
    Not applicable.

ITEM 30. UNDERTAKINGS
    Not applicable.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this amendment to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 15th day of December, 2000.



                                          PHOENIX-ZWEIG TRUST

ATTEST:                                   BY: /S/ MARTIN E. ZWEIG
                                              ---------------------------------
/S/ PAMELA S. SINOFSKY                            MARTIN E. ZWEIG
---------------------------------                 PRESIDENT
    PAMELA S. SINOFSKY
    ASSISTANT SECRETARY




    Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 15th day of December, 2000.


                     SIGNATURE                                                               TITLE
                     ---------                                                               -----

                                                                                Trustee
       ---------------------------------------
       James Balog*

                                                                                Truste
       ---------------------------------------
       Claire B. Benenson*


       /s/ Nancy G. Curtiss                                                     Treasurer (principal financial
       ---------------------------------------                                  and accounting officer)
       Nancy G. Curtiss

                                                                                Trustee
       ---------------------------------------
       S. Leland Dill*


                                                                                Trustee
       ---------------------------------------
       Philip R. McLoughlin*


                                                                                Trustee
       ---------------------------------------
       Donald B. Romans*


       /s/ Martin E. Zweig                                                      President
       ---------------------------------------                                  (principal executive officer)
       Martin E. Zweig


*By /s/ Pamela S. Sinofsky
    -------------------------------
* Pamela S. Sinofsky, Attorney-in-fact pursuant to powers of attorney previously filed.

                                      S-1